'33 Act File No. 333-40455
                                                      '40 Act File No. 811-08495

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 18, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION  STATEMENT  UNDER  THE  SECURITIES  ACT  OF  1933          [X]

Post-Effective  Amendment  No.  49                                      [X]

                                     and/or

REGISTRATION  STATEMENT  UNDER  THE  INVESTMENT  COMPANY  ACT  OF  1940
Amendment  No.  50                                                      [X]

                        (Check appropriate box or boxes)

                              GARTMORE MUTUAL FUNDS


                                 1200 RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

     Registrant's Telephone Number, including Area Code:     (484) 530-1300


                                       Send  Copies  of  Communications  to:
MS.  ELIZABETH  A.DAVIN,  ESQ.         MR.  DUANE  LASSITER,  ESQ.
NATIONWIDE  PLAZA                      STRADLEY  RONON  STEVENS AND YOUNG LLP
COLUMBUS,  OHIO  43215                 COMMERCE  SQUARE
(NAME  AND  ADDRESS  OF
  AGENT FOR SERVICE)                   PHILADELPHIA, PENNSYLVANIA 19103

It  is  proposed that this filing will become effective: (check appropriate box)

[    ]  immediately  upon  filing  pursuant  to  paragraph  (b)

[    ]  on  ____________,  pursuant  to  paragraph  (b)

[    ]  60  days  after  filing  pursuant  to  paragraph  (a)(1)

[    ]  on  ____________,  pursuant  to  paragraph  (a)(1)

[ X  ]  75  days  after  filing  pursuant  to  paragraph  (a)(2)

[    ]  on  [date]  pursuant  to  paragraph  (a)(2)  of  rule  485.

If  appropriate,  check  the  following  box:

[ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

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                                Explanatory Note

This  Post-Effective  Amendment  to  Registrant's Registration Statement on Form
N-1A (the "Amendment") is being filed under Rule 485(a) and includes (i) a prospectus for the Gartmore Convertible Fund, a new series of the Registrant and
(ii) the combined Statement of Additional Information for all the series of the Registrant, as amended to include information regarding the new series.

Gartmore  Mutual  Funds

Prospectus

September  __,  2003

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this Fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Gartmore  Convertible  Fund

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                                        1

TABLE  OF  CONTENTS

FUND SUMMARY . . . . . . . . . . . . . . .  X
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

MORE ABOUT THE FUND. . . . . . . . . . . .  X
Temporary Investments
Principal Investments and Techniques

MANAGEMENT . . . . . . . . . . . . . . . .  X
Investment Adviser
Subadviser

BUYING, SELLING AND EXCHANGING FUND SHARES  X
Choosing a Share Class
Buying Shares
Selling Shares
Distribution Plan
Exchanging Shares

DISTRIBUTIONS AND TAXES. . . . . . . . . .  X
Distributions of Income Dividends
Distributions of Capital Gains
Reinvesting Distributions
State and Local Taxes
Selling Fund Shares
Exchanging Fund Shares
Non-U.S. Investors

ADDITIONAL INFORMATION . . . . . . . . . .  BACK COVER

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                                        2

FUND  SUMMARY

This prospectus provides information about one fund (the "Fund") offered by Gartmore Mutual Funds (the "Trust") - the Gartmore Convertible Fund. The following sections summarize key information about the Fund, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Fund. The Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Fund with other mutual funds. More detailed information about the risks and investment techniques of the Fund can be found in "More About the Fund" beginning on page __. "You" and "your" refer to potential investors and current shareholders of the Fund.

The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund's performance will be positive for any period of time.

A  QUICK  NOTE  ABOUT  SHARE  CLASSES

The  Fund  has  the  following  share  classes:

     -    Class  A
     -    Class  B
     -    Class  C
     -    Institutional  Service  Class
     -    Institutional  Class

The fees, sales charges and expenses for each share class are different, but each share class of the Fund represents an investment in the same assets of the Fund. Having different share classes simply lets you choose the cost structure that is right for you.

The fees and expenses for the Fund are set forth in the Fund Summary. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares-Choosing a Share Class" beginning on page __.

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                                        3

FUND  SUMMARY  -  GARTMORE  CONVERTIBLE  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The Fund seeks to preserve capital and provide current yield and capital appreciation through investments in convertible securities.

Convertible securities are corporate securities (usually a preferred stock or bond) that is exchangeable at the option of the holder for a fixed number of other securities (usually a common stock) at a set price or formula.

Gartmore Mutual Fund Capital Trust ("GMF") has selected CODA Capital Management ("CCM") as the Fund's subadviser to manage the Fund's portfolio on a day-to-day basis. Under normal conditions, the Fund invests at least 80% of its net assets in convertible securities. These convertible securities may be either debt securities or preferred stocks that can be exchanged for common stock. The Fund typically invests in convertible securities issued by U.S. companies and has an emphasis on investing in convertible securities that are investment grade. However, the Fund will invest in convertible securities of any credit quality, including those that are below investment grade, and may include securities which currently are not paying interest and that are in default. In addition, a significant portion of the Fund's convertible securities investments are comprised of securities that have not been registered for public sale, but that are eligible for purchase and sale by certain qualified institutional buyers. These securities are known as Rule 144A securities.

Bonds with ratings below the top four rating categories by a nationally recognized rating agency such as Moody's Investors Service, Inc. or Standard & Poor'sRating Group are considered below investment grade and are commonly referred to as junk bonds. These bonds generally offer higher interest rates because the issuer is at greater risk of default (failure to repay the interest on or principal amount of the bond).

The Fund seeks to profit from this strategy by both interest received on a convertible security and any increase in a convertible security's value. A convertible security's value tends to increase when the market value of the underlying security (generally common stock) increases.

DURATION is a measure of the expected life of the Fund's portfolio on a present value basis reflecting both principal and interest payments.

CCM's investment philosophy emphasizes current yield and solid credit quality. CCM seeks to buy convertible securities trading at or below par with moderate duration (typically three to seven years). Secondarily, if the security meets its credit standards, CCM evaluates the equity portion of the convertible security which is based on the underlying common stock as described below. CCM typically applies a three-step approach when buying and selling convertible securities for the Fund, which includes:

1. evaluating the default risk of the convertible security by analyzing traditional aspects of the underlying company: including its balance sheet, cash flow, interest coverage (ratio of interest expense vs. earnings) and capital structure;

2. analyzing the convertible security's underlying common stock by reviewing the company's valuation, management, earnings, industry position and common stock's capital appreciation potential; and

3. evaluating the convertible security's value, liquidity and impact on the overall composition and diversification of the Fund .

CCM considers selling a particular convertible security based on the following criteria:

     -    The  convertible  security  sells  at  120%  or more of its par value;

     -    Credit  measures  deteriorate  to  where  more  attractive convertible securities  are  available;

     -    There  are  concerns  about  the  issuer's  management;  or

     -    Fundamentals  within  the  sector in which the issuer operates weaken.

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                                        4

CCM may participate in frequent portfolio transactions, which will lead to higher transaction costs and additional tax consequences to the Fund's shareholders, if CCM believes that either the long- or the short-term benefits of frequent portfolio trading outweigh such costs.

PRINCIPLE  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decrease. The value of your shares will also be impacted by CCM's ability to assess economic conditions and investment opportunities.

CONVERTIBLE SECURITIES RISK. The value of a convertible security is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of a convertible security tends to decline as prevailing interest rate levels increase. Conversely, a convertible security's investment value tend to increase as prevailing interest rate levels decline. However, the convertible security's market value will also be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. The conversion value of a convertible security tends to increase as the price of the underlying common stock increases, and decrease as the price of the underlying common stock decreases.

INTEREST RATE AND INFLATION RISK. Interest rate risk, which is one component of convertible securities risk, is the risk that increases in market interest rates may decrease the value of convertible securities held by the Fund. In general, the prices of convertible securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a convertible security, the more sensitive it is to price shifts as a result of interest rate changes.

The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on convertible securities. Because inflation reduces the purchasing power of income produced by existing convertible debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

CREDIT RISK. Credit risk is the risk that the issuer of a convertible security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Fund owns. These risks are particularly strong for lower-rated convertible securities.

STOCK MARKET RISK. Convertible securities are subject to stock market risk with respect to the value of the portion of the convertible securities which is based on the underlying common stock. However, the Fund does not plan to hold the common stock directly. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets go down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

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                                        5

RULE 144A SECURITIES RISK. Rule 144A is a safe harbor from registration under the Securities Act of 1933 for certain securities re-sold solely to qualified institutional buyers. Such Rule 144A securities, which are restricted securities, may be less liquid investments than registered securities because they may not be readily marketable in broad public markets. A Rule 144A restricted security carries the risk that the Fund may not be able to sell the security when the portfolio manager considers it desirable to do so or that the Fund may have to sell the security at a lower price than that which would be available if the security were more liquid. In addition, transaction costs may be higher for 144A securities than for more liquid securities. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security which when purchased was liquid in the institutional markets may subsequently become illiquid.

LOWER-RATED SECURITIES RISK. An investment in junk bonds and other lower-rated or high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons an investment in the Fund is subject to the following specific risks:

     - Increased price sensitivity to changing interest rates and to adverse economic and business developments.

     -    Greater  risk  of  loss  due  to  default or declining credit quality.

     - Greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due.

     - Negative market sentiments toward high yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security in the Fund.

EVENT RISK. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, which may be financed by increased debt. As a result of the added debt, the credit quality and market value of a company's bonds may decline significantly.

PORTFOLIO TURNOVER RISK. CCM may engage in active and frequent trading of all or part of the securities held by the Fund if it believes doing so is in the best interest of the Fund. A higher portfolio turnover rate will result in higher transaction costs for the Fund and may increase the volatility of the Fund's share price.

For more detailed information about the Fund's investments and risks, see "More About the Funds" on page __.

PERFORMANCE

No performance information is provided because the Fund had not begun operations as of the date of this prospectus.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund

SHAREHOLDER FEES1                            INSTITUTIONAL
(PAID DIRECTLY      CLASS   CLASS    CLASS      SERVICE     INSTITUTIONAL
FROM YOUR             A       B        C         CLASS          CLASS
INVESTMENT)         SHARES  SHARES  SHARES      SHARES         SHARES
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Maximum Sales
Charge (Load)
imposed on
purchases (as a
percentage of
offering price). .  5.75%2  None      1.00%           None           None

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Maximum Sales
Charge (Load)
imposed on
redemptions
(as a percentage
of original
purchase price
or sale proceeds,
as applicable) . .  None3   5.00%4  1.00%5            None           None

ANNUAL FUND                                     INSTITUTIONAL
OPERATING EXPENSES    CLASS    CLASS    CLASS      SERVICE      INSTITUTIONAL
(DEDUCTED FROM          A        B        C         CLASS           CLASS
FUND ASSETS)         SHARES   SHARES   SHARES       SHARES          SHARES
------------------------------------------------------------------------------
Management Fees6. .    0.65%    0.65%    0.65%           0.65%           0.65%

Distribution
and/or
Service (12b-1)
Fees. . . . . . . .    0.25%    1.00%    1.00%            None            None

Other Expenses1 . .   0.49%%    0.34%    0.34%         [0.49]%           0.34%

TOTAL ANNUAL
FUND OPERATING
EXPENSES. . . . . .    1.39%    1.99%    1.99%         [1.14]%           0.99%

Amount of Fee
Waivers/Expense
Reimbursements. . .    0.04%    0.04%    0.04%         [0.04]%           0.04%

TOTAL ANNUAL
FUND OPERATING
EXPENSES (AFTER
WAIVERS/
REIMBURSEMENTS)8. .    1.35%    1.95%    1.95%         [1.10]%           0.95%

     1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
     2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges" on page __.
     3 A contingent deferred sales charge (CDSC) of up to 0.50% may be imposed on certain redemptions of Class A shares purchased without a front-end sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" beginning on page __.
     4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" beginning on page __.
     5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase.
     6 The Fund commenced operations on September 1, 2003. As a result, the management fee represents the maximum fee which could be paid to GMF under its agreement for the Fund.
     7 As a new Fund, these are estimates for the current fiscal year ending October 31, 2003. These estimates do not take into account the expense limitation agreement between the Trust, on behalf of the Fund, and GMF.
     8 GMF and the Fund have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees and administrative services fees) to 0.95% for each of the Fund's classes of shares at least through [October __, 2004]. The Fund is authorized to reimburse GMF for management fees paid previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations described above. GMF may request and receive reimbursement of fees, waived or limited, and other reimbursements made by GMF at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

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                                        7

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and an expense limitation through _____________, 200_. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR   1 YEAR
----------------------------------------------------
Class A shares . . . . . . . . . .  $ ____1  $  ____
Class B shares . . . . . . . . . .  $  ____  $  ____
Class C shares . . . . . . . . . .  $  ____  $  ____
Institutional Service Class shares  $  ____  $  ____
Institutional Class shares . . . .  $  ____  $  ____

You would pay the following expenses on the same investment if you did not sell your shares2:

                                    1 YEAR   1 YEAR
----------------------------------------------------
Class B shares                      $  ____  $  ____
Class C shares                      $  ____  $  ____

1    Assumes  a  CDSC  will  not  apply.
2 Expenses paid on the same investment in Class A, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

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MORE  ABOUT  THE  FUND

TEMPORARY  INVESTMENTS

Generally, the Fund will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Fund's subadviser believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to the limits of the Investment Company Act of 1940, as amended, shares of other investment companies (which may include affiliates of the Fund) that invest in securities in which the Fund may invest. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  INVESTMENTS  AND  TECHNIQUES

The Fund may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments.

The Statement of Additional Information ("SAI") contains additional information about the Fund, including the Fund's other investment techniques. To obtain a copy of the SAI, see the back cover.

CONVERTIBLE SECURITIES. The Fund will invest primarily in convertible securities, including bonds, debentures, notes, preferred stocks and other securities. Convertible securities are hybrid securities that have characteristics of both bonds and stocks. Like bonds, they make income distributions either as dividends or interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stock.

Convertible securities tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible security' market value. For example, as the underlying common stock loses value, convertible securities present less opportunity for capital appreciation, and may also lose value. Convertible securities, however, may sustain their value better than common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this income feature, convertible securities may compete with non-convertible bonds as a source of regular income. Therefore, if interest rates increase and "newer," better paying non-convertible bonds become more attractive, the "investment value" of convertibles may decrease. Conversely, if interest rates decline, convertible securities could increase in value.

Convertible securities tend to be more secure than common stock (companies must generally pay holders of convertible securities before they pay holders of common stock), but they are typically less secure than similar nonconvertible debt securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertible securities are usually subordinate to non-convertible bonds in terms of payment priority, convertible securities typically are rated below investment grade by a rating agency, or they are not rated at all.

PREFERRED STOCK. Preferred stocks are a type of equity security. Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks.

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                                        9

However, because of their dividend feature, preferred stocks may not fluctuate in value as much as the issuer's common stock unless the preferred stock is convertible into such common stock. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stock may be subordinated to other preferred stock of the same issuer.

MEDIUM-GRADE  OBLIGATIONS.  The  Fund  may  invest  in  medium-grade securities.
Medium-grade securities are obligations rated in the fourth highest rating category by any rating agency. Medium-grade securities, although considered investment grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities. All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by CCM to consider what action, if any, the Fund should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

DURATION. Duration is a calculation that seeks to measure the price sensitivity of a debt security or a mutual fund that primarily invests in debt securities to changes in interest rates. It measures this sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of the debt security. Future interest and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years - the duration. Effective duration takes into account call features and sinking fund payments that may shorten a debt security's life.

RULE 144A SECURITIES. The Fund may invest in Rule 144A securities. Rule 144A securities are restricted securities that are not registered for offering to the public. Institutional markets for Rule 144A securities have developed. Because there is a more limited market for Rule 144A securities than for publicly traded securities, the Fund may encounter difficulties in valuing and transacting in Rule 144A securities.

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                                       10

MANAGEMENT

INVESTMENT  ADVISER

Gartmore Mutual Fund Capital Trust ("GMF"), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the Fund's assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Board of Trustees, GMF is authorized to select and place portfolio investments on behalf of the Fund. However, GMF does not intend to do so at this time. GMF was organized in 1999 and advises mutual funds. As of March 31, 2003, GMF and its affiliates had approximately $32.2 billion in assets under management, including approximately $16.6 billion managed by GMF.

The Fund pays GMF a management fee, which is based on the Fund's average daily net assets. The annual management fee payable by the Fund, expressed as a percentage of the Fund's average daily net assets, is 0.65%.

SUBADVISER

CODA Capital Management, 1200 River Road, Suite 2000, Conshohocken, PA 19428 ("CCM"), is the subadviser of the Fund. Subject to the supervision of GMF, CCM manages the Fund's assets in accordance with the Fund's investment objective and strategies. CCM makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

CCM was founded in 1998. As of June 30, 2003, CCM and its U.S. affiliates managed over $35 billion, $__________ of which is managed by CCM.

Out of its management fee, GMF pays CCM an annual subadvisory fee, based on the Fund's average daily net assets, of ______%.

PORTFOLIO  MANAGERS

CCM takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team, not just one portfolio manager. The following describes the persons primarily responsible for day-to-day management of the Fund.

Jeremiah O'Grady is the President of CCM and has over 35 years of investment management experience, specializing in convertible securities. Prior to founding CCM in September 1998, Mr. O'Grady was an executive vice president of Jeffries & Company in New York for 11 years during which where he established Jeffries & Company's Convertible Securities Department.

Charles Wright is a partner with CCM and has been active in the securities and investment industry for ten years. Prior to joining CCM in 1999, Mr. Wright was a portfolio manager for Palomar Capital Management, a division of Pilgrim Baxter & Associates, for six years.

Sean George joined CCM and 2002 and is primarily responsible for analyzing convertible securities for CCM. From September 2000 to June 2002, Mr. George was earning his M.B.A. from the University of Chicago Graduate School of Business. , From September 1996 to July 2000, Mr. George was an international finance manager at Sterling Software where he was responsible for financial reporting, strategic planning, foreign accounting translation and determining credit terms for foreign distributors.

Christopher O'Grady is responsible for securities trading at CCM. Mr. O'Grady has been active in the securities and investment industry for 12 years. Prior to joining CCM in June 2002, Mr. O'Grady was a vice president at Bank of America Securities beginning September 1999, where he provided equity research coverage to the institutional investment community. From August 1993 until August 1999, Mr. O'Grady was _______________ at First Boston.

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                                       11

HISTORICAL  PERFORMANCE  OF  THE  SUBADVISER

Although the Fund had not begun operations as of the date of this prospectus, the Fund's subadviser has managed similar institutional accounts since __________________. These other institutional accounts have investment objectives and strategies that are substantially similar, but not necessarily identical, to those of the Fund. We have included performance information about these other institutional accounts for comparison purposes, BUT THESE OTHER INSTITUTIONAL ACCOUNTS ARE SEPARATE AND DISTINCT FROM THE FUND. THEIR PERFORMANCE DOES NOT GUARANTEE SIMILAR RESULTS FOR THE FUND AND SHOULD NOT BE VIEWED AS A SUBSTITUTE FOR THE FUND'S OWN PERFORMANCE.

The performance of similar institutional accounts managed by the subadviser may not be comparable to the performance of a Fund because of the following differences:

-    brokerage  commissions  and  dealer  spreads
-    expenses  (including  management  fees)
- the size of the investment in a particular security in relation to the portfolio size
- the timing of purchases and sales (including the affect of market conditions at that time)
-    the  timing  of  cash  flows  into  the  portfolio
-    the  availability  of  cash  for  new  investments.

The performance may also not be comparable to the performance of the Fund because, unlike the Fund, the institutional accounts are not registered mutual funds under the Investment Company Act of 1940 and, consequently, may not be required to do the following:

-    redeem  shares  upon  request
-    meet  the  same  diversification  requirements  as  mutual  funds
- follow the same tax restrictions and investment limitations as mutual funds.

The performance of the institutional accounts is calculated by combining the performance of all similarly managed accounts into a composite. As indicated below, the composite performance may be prepared in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR Standards), which are different from the performance methodology used by registered investment companies like the Fund. AIMR has not been involved with the preparation or review of this information.

Average annual total return represents the average change over a specified period of time in the value of an investment after reinvesting all income and capital gains distributions.

The following chart shows the average annual total returns of the ________ Composite. Each of the accounts in this composite is managed by CCM in a manner substantially similar to the way it will manage the Fund. The historical investment performance of the composite reflects the deduction of a ____ advisory fee, which is the maximum fee charged by CCM for accounts in the composite, but does not include the deduction of custody fees which vary by account. These fees are [lower] than the estimated total annual operating expenses of the Fund before fee waivers.

                           AVERAGE ANNUAL TOTAL RETURN
                    FOR PERIODS ENDED ________________, 2003

                            _______________ COMPOSITE
            ---------------------------------------------------------
                  1 YEAR              5 YEARS          10 YEARS
                  ------              -------          --------

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                                       12

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

CHOOSING  A  SHARE  CLASS

As noted in the Fund Summary, the Fund offers different share classes to give investors different price and cost options. Class A, Class B and Class C shares of the Fund are available to all investors; Institutional Service Class and Institutional Class shares are available to a limited group of investors.

The  following  sales  charges  will  generally  apply:

Front-end  Sales  Charge  when  you  purchase:

     -    Class  A  shares
     -    Class  C  shares

Contingent  Deferred  Sales  Charge  (CDSC)1:

     -    Class  B  shares  if you sell your shares within six years of purchase
     -    Class  C  shares  if  you sell your shares within one year of purchase

CHOOSING  A  SHARE  CLASS

No  Sales  Charges on Institutional Service Class or Institutional Class shares.

Sales charges are paid to the Fund's distributor, Gartmore Distribution Services, Inc. (the "Distributor"), which either retains them or pays them to a selling representative.

WHEN  CHOOSING  A  SHARE  CLASS,  CONSIDER  THE  FOLLOWING:


CLASS A SHARES                                      CLASS B SHARES                           CLASS C SHARES
-------------------------------------------------------------------------------------------------------------------------
Front-end sales charge means that a      No front-end sales charge, so your     Front-end sales charge means that a
portion of your initial investment goes  full investment immediately goes       portion of your initial investment goes
toward the sales charge, and is          toward buying shares                   toward the sales charge and is not
not invested.                                                                   invested. Front-end Sales Charge
                                                                                on Class C is lower than Class A Shares

Reductions and waivers of the sales      No reductions of the CDSC available,   Like Class B shares, no reductions
charge available                         but waivers available                  of the CDSC are available, but waivers
                                                                                are available

Lower expenses than Class B and          Higher distribution and service fees   Higher distribution and service fees
Class C shares mean higher dividends     Than Class A shares mean higher        than Class A shares mean higher fund
per share                                fund expenses and lower dividends      Expenses and lower dividends per share
                                         per share

Conversion features are not applicable   After seven years, Class B shares      Unlike Class B shares, Class C shares
                                         convert into Class A shares, which     do not automatically convert into another
                                         reduces your future fund expenses      class

No sales charge when shares are          CDSC if shares are sold within         CDSC of 1% is applicable if shares
sold back to a Fund1                     six years: 5% in the first year, 4%    are sold in the first year after purchase
                                         in the second, 3% in the third and
                                         fourth years, 2% in the fifth, and
                                         1% in the sixth year

No maximum investment limit              Investments of $250,000 or more        Investments of $1,000,000 or more
                                         may be rejected2                       may be rejected3

1 A CDSC of up to 1% may be charged on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid.
2    This  limit  was  calculated  based  on  a  seven  year  holding  period.
3    This  limit  was  calculated  based  on  a  one  year  holding  period.

Class A, Class B and Class C shares each pay distribution and/or service fees under a Distribution Plan. These fees are either retained by the Distributor or paid by the Distributor to brokers for distribution and shareholder services.

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                                       13

Class A and Institutional Service Class shares may also pay administrative service fees. These fees are paid to brokers and other entities who provide administrative support services to the beneficial owners of the Class A and Institutional Service Class shares.

If you want lower annual fund expenses, Class A shares (and Institutional Service Class or Institutional Class shares if you are eligible to purchase them) may be right for you, particularly if you qualify for a reduction or waiver of sales charges. If you do not want to pay a front-end sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. If you wish to pay a lower front-end sales charge than you would for Class A shares and are uncertain as to how long you may hold your shares, Class C shares may be right for you. The Fund reserves the right to reject an order of $250,000 or more for Class B shares or $1,000,000 or more for Class C shares and an order for Class B shares for Individual Retirement Accounts (IRA accounts) for shareholders 701/2 years old and older.

For  investors  who  are  eligible  to  purchase Institutional and Institutional
Service Class shares, the purchase of such shares will be preferable to purchasing Class A, Class B or Class C shares.

WHO  CAN  BUY  INSTITUTIONAL  SERVICE  CLASS  SHARES

The Institutional Service Class shares are available for purchase only by the following:

- retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans

- tax-exempt employee benefit plans for which third party administrators provide recordkeeping services and are compensated by the Fund for such services

- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing
     Institutional Service Class shares, where the investment is part of a program that collects an administrative service fee

- registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund for services it provides

- life insurance separate accounts to fund the benefits of variable annuity contracts issued to governmental entities as an investment option under their deferred compensation plans as defined under Section 457 of the Internal Revenue Code (the "Code") or qualified plans adopted pursuant to
     Section  401(a)  of  the  Code.

WHO  CAN  BUY  INSTITUTIONAL CLASS SHARES [CONSIDERING WHETHER WE NEED TO MODIFY
FOR  CCM  CLIENTS]

The Institutional Class shares are available for purchase only by the following:

-    funds  of funds offered by the Distributor or other affiliates of the Trust

- tax-exempt employee benefit plans if no third party administrator for the plan receives compensation from the Fund

- institutional advisory accounts of GMF or its affiliates and those having client relationships with an affiliate of GMF, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts

- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Class shares, where the investment is not part of a program that requires payment to the financial institution of a Rule 12b-1 or administrative service fee

- registered investment advisers investing on behalf of institutions and high net-worth individuals entrusted to the adviser for investment purposes, if the adviser is affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

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                                       14

BUYING  SHARES

PURCHASE PRICE. The purchase or "offering" price of each share of the Fund is its "net asset value" (NAV) next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of the Fund. Generally, NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by the Fund, allocable to such class, less the liabilities allocated to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The  Fund  does  not  calculate  NAV  on  the  following  days:

     -    New  Year's  Day
     -    Martin  Luther  King,  Jr.  Day
     -    Presidents'  Day
     -    Good  Friday
     -    Memorial  Day
     -    Independence  Day
     -    Labor  Day
     -    Thanksgiving  Day
     -    Christmas  Day
     -    Other  days  when  the  New  York  Stock  Exchange  is  not  open.

The  Fund  reserves  the  right  not  to  determine  NAV  when:

-    It  has  not  received  any  orders  to  purchase, sell or exchange shares.

-    Changes  in  the  value  of  the  Fund's  portfolio  do not affect the NAV.

If current prices are not available for a security, or if Gartmore SA Capital Trust (GSA), as the Fund's administrator, or its agent, determines a price does not represent fair value, the Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

IN-KIND PURCHASES. The Fund reserve the right to accept payment for shares in the form of securities that are permissible investments for the Fund.

MINIMUM  INVESTMENT  -
CLASS  A,  B,  &  C  SHARES
--------------------------------------------------
To  open  an  account  (per  Fund)          $2,000
To  open  an  IRA  account  (per  Fund)     $1,000
Additional  investments  (per  Fund)          $100
To  start  an  Automatic
Asset  Accumulation  Plan                   $1,000
Additional  Automatic  Asset
Accumulation  Plan  Transaction                $50

MINIMUM  INVESTMENT  -
INSTITUTIONAL  SERVICE  CLASS  SHARES
--------------------------------------------------
To  open  an  account  (per  Fund)         $50,000
Additional  investments                       None

MINIMUM  INVESTMENT  -
INSTITUTIONAL  SERVICE  CLASS
--------------------------------------------------
To  open  an  account
(per  Fund)                             $1,000,000
Additional  investments                       None

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                                       15

If you purchase shares through an account at a broker, different minimum account requirements may apply. These minimum investment requirements do not apply to certain retirement plans or omnibus accounts. Call 1-800-848-0920 for more information.

FRONT-END  SALES  CHARGES

CLASS  A  SHARES

The chart below shows the applicable Class A front-end sales charges, which decrease as the amount of your investment increases.

                                             DEALER
                          SALES CHARGE     COMMISSION
                             AS A              AS A
                         PERCENTAGE OF   PERCENTAGE OF
-----------------------------------------
                      OFFERING    AMOUNT    OFFERING
AMOUNT OF PURCHASE      PRICE    INVESTED     PRICE
------------------------------------------------------
Less than $50,000. .     5.75%      6.10%      5.00%
50,000 to $99,999 .      4.75       4.99       4.00
100,000 to $249,999      3.50       3.63       3.00
250,000 to $499,999      2.50       2.56       2.00
500,000 to $999,999      2.00       2.04       1.75
1 million or more .      None       None       None

CLASS  C  SHARES

Sales of Class C shares will be charged a front-end sales charge of 1.00% of the offering price (1.01% of the amount invested).

CLASS  A  PURCHASES  NOT  SUBJECT  TO  A  SALES  CHARGE

There are no front-end sales charges for purchases of Class A shares of the Fund of $1 million or more. However, unless you are otherwise eligible to purchase Class A shares without a sales charge, you will pay a CDSC of up to 0.50% if you redeem any Class A shares within 18 months of the date of purchase. (See "Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" below.) With respect to such purchases, the Distributor may pay dealers a finder's fee of up to 0.50% on investments made in Class A shares with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer.

REDUCTION  OF  CLASS  A  SALES  CHARGES

Shareholders can reduce or eliminate Class A shares' initial sales charge through one or more of the discounts described below:

- An increase in the amount of your investment. The above tables show how the sales charge decreases as the amount of your investment increases.

- Family Member Discount. Members of your family who live at the same address can combine investments in the Gartmore Funds, possibly reducing the sales charge.

- Lifetime Additional Discount. You can add the value of any of the Gartmore Funds' Class A shares you already own with the value of the shares you are purchasing, which may reduce the applicable sales charge.

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                                       16

- Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.

- No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.

- Letter of Intent Discount. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

WAIVER  OF  CLASS  A  SALES  CHARGES

The  Class  A  sales  charges  will  be  waived  for  the  following purchasers:

- Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges for those persons.

- Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor

- Any person who pays for the shares with the proceeds of one of the following sales:
     -    Sales of non-Gartmore Fund shares
     - Sales of Class D shares of a Gartmore Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead

-    [we're  moving  this  to  the  SAI.]

- Employer-sponsored retirement plans, including pension, profit sharing or deferred compensation plans which are qualified under sections 401(a), 403(b) or 457 of the Internal Revenue Code.

- Trustees and retired Trustees of the Trust (including its predecessor trusts)

- Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grand-children) and immediate relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of GMF, GSA and their affiliates.

- Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.). Additional investors eligible for sales charge waivers may be found in the SAI.

WAIVER  OF  CLASS  C  SALES  CHARGES

Both the front-end sales charge and the CDSC applicable to Class C shares will be waived for sales to retirement plans offered by Nationwide Trust Company. In addition, the front-end sales charge applicable to Class C shares will be waived for any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive the front-end sales charges for those persons. [this too]

CONVERSION  OF  CLASS  B  SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same. We do the conversion on the first business day of the month following the seventh anniversary of the date of your purchase.

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                                       17

HOW  TO  PLACE  YOUR  PURCHASE  ORDER

If you wish to purchase Class A, Class B or Class C shares, you may purchase them using one of the methods described below. When buying shares, be sure to specify the class of shares you wish to purchase. Eligible entities wishing to purchase Institutional Service Class or Institutional Class shares should contact Customer Service at 1-800-848-0920 for more information regarding such purchases.

BY MAIL. Complete and mail the application with a personal check made payable to: Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Fund will not accept third-party checks or money orders.

BY WIRE. You can request that your bank transmit funds (federal funds) by wire to the Fund's custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920 by 4 p.m. Eastern Time, and the wire must be received by the custodian bank by the close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to the Fund resulting from the cancellation. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE. Call 1-800-848-0920, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear Fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use the voice response system to make purchases.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with the Distributor.

ON-LINE. Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download the Fund prospectus or receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Fund may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ADDITIONAL  SHAREHOLDER  SERVICES

Shareholders  are  entitled  to  a  wide  variety  of  services  by  contacting:

GARTMORE  FUNDS     1-800-848-0920

Our customized voice-response system, available 24 hours a day, seven days a week. Customer Service Representatives are available to answer questions between 8 a.m. and 9 p.m. Eastern Time (Monday through Friday).

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed on the back cover, to request (1) additional copies free of charge, or (2) that we discontinue our practice of householding regulatory materials.

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                                       18

For additional information on buying shares and shareholder services, call Customer Service or contact your sales representative.

SELLING  SHARES

You can sell or, in other words, redeem your shares of the Fund at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after the Fund receives your properly completed order to sell in its offices in Columbus, Ohio. Of course, the value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of the Fund's investments at the time of the sale. Payment for shares you recently purchased may be delayed up to 10 business days from the date of purchase to allow time for the check to clear.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell.

The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

Under extraordinary circumstances the Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you. For more information about the Fund's ability to make such a redemption in kind, see the SAI.

Properly completed orders contain all necessary paperwork to authorize and complete the transaction. The Fund may require all account holder signatures, updated account registration and bank account information and, depending on circumstances, a signature guarantee.

RESTRICTIONS  ON  SALES

You may not be able to sell your shares of the Fund or the Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

SIGNATURE  GUARANTEE-CLASS  A,  CLASS  B  AND  CLASS  C  SHARES

A  signature  guarantee  is  required  under  the  following  circumstances:

-    if  your  account  address has changed within the last 10 business days, or

- if the redemption check is made payable to anyone other than the registered shareholder, or

- if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or

- if the proceeds are mailed to any address other than the address of record, or

- if the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

The Distributor reserves the right to require a signature guarantee in other circumstances, without notice.

CONTINGENT  DEFERRED  SALES CHARGE (CDSC) ON CLASS A, CLASS B AND CLASS C SHARES

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The sales charge applies if your sale causes the value of Class B shares in your account to fall below the total amount of all purchases of Class B shares you made during the preceding six years. The amount of the sales charge will decrease as illustrated in the following chart:

                1      2       3       4       5       6     7 YEARS
SALE WITHIN   YEAR   YEARS   YEARS   YEARS   YEARS   YEARS   OR MORE
--------------------------------------------------------------------
Sales charge     5%      4%      3%      3%      2%      1%       0%

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                                       19

Although you normally pay no CDSC when you redeem Class A shares, you may pay a CDSC at the following rates if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem all or part of the shares within 18 months after your initial purchase of those shares:

                     $1 MILLION TO   $25 MILLION OR
AMOUNT OF PURCHASE    $24,999,999        OR MORE
---------------------------------------------------
Amount of CDSC . .           0.50%            0.25%

The amount of the CDSC will be determined based on the particular combination of Gartmore Funds purchased. The CDSC for the Fund is described above, but the applicable CDSC for other Gartmore Funds are described in those funds' prospectus. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Gartmore Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Gartmore Funds you made that were subject to the Class A CDSC.

With respect to Class C shares, you must pay a CDSC of 1% if you sell your shares within the first year after you purchased the shares.

With respect to the CDSC for all three classes of shares, the CDSC is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares the Distributor will first sell any shares in your account not subject to a CDSC. All purchases during the month are grouped together and will be treated as if made on the last day of the preceding month.

We do not impose a CDSC on Class A, Class B or Class C shares purchased through reinvested dividends and distributions. If you sell your Class B or Class C shares and reinvest the proceeds in Class B or Class C shares within 30 days, the Funds will deposit an amount equal to any CDSC on Class B or Class C shares you paid into your account. We will also waive the CDSC on Class B or Class C if you sell shares following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability, and for mandatory withdrawals from IRA accounts after age 701/2 years. For more information, see the SAI.

HOW  TO  PLACE  YOUR  SALE  ORDER

You can request the sale of your Class A, Class B or Class C shares in any of the ways described below. A signature guarantee may be required under certain circumstances. Please refer to the section entitled "Signature Guarantee-Class A, Class B and Class C shares". Eligible entities wishing to sell Institutional Service Class or Institutional Class shares should contact the Distributor at 1-800-848-0920 for information regarding such sales.

BY TELEPHONE. Calling 1-800-848-0920 connects you to our automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. Only the following types of accounts can use the voice response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minor accounts. You can call 1-800-848-0920 after 7 p.m. Eastern Time to learn the day's closing share price.

THROUGH OUR CUSTOMER SERVICE LINE. Unless you declined the telephone redemption privilege on your application, you can call and request that a check payable to the shareholder of record be mailed to the address of record. The Fund will use procedures to confirm that telephone instructions are genuine. If the Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. The Fund may record telephone instructions to sell shares. The Fund reserves the right to revoke this privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

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                                       20

BY BANK WIRE. The Fund can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE (ACH). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the appropriate Fund (a voided check must be attached to your application). Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.)

BY MAIL OR FAX. Write a letter to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Gartmore Fund from which you wish to make a redemption. For a distribution from an IRA, you must complete an IRA Distribution Form. This form can be obtained by calling 1-800-848-0920 or on our website, www.gartmorefunds.com. Your sale of shares will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next business day. The Fund reserves the right to require the original document if you fax your letter.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you have an account with such a broker, your redemption order will be priced at the NAV next determined after your order has been accepted by your broker or its designated intermediary. Your broker or financial intermediary may charge a fee for this service.

CAPITAL  GAINS  TAXES

If you sell Fund shares for more than you paid for them, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes -Selling Fund Shares" on page __.

ON-LINE. Log on to our website www.gartmorefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can receive information on all of our funds by downloading a prospectus or using other methods as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. The Fund may terminate the ability to redeem Fund shares on this website at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ACCOUNTS  WITH  LOW  BALANCES-CLASS  A,  CLASS  B  AND  CLASS  C  SHARES

If the value of your Class A, B or C shares of the Fund falls below $2,000 ($1,000 for IRA accounts), we reserve the right to charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

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                                       21

DISTRIBUTION  PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B and Class C shares of the Fund to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION  AND  SERVICE  FEES

Under the Distribution Plan, Class A, Class B and Class C shares of the Fund pay the Distributor compensation which is accrued daily and paid monthly. The Fund shall pay amounts not exceeding an annual amount of:

CLASS               AS A % OF DAILY NET ASSETS
-------------------------------------------------------
Class A shares      0.25% (distribution or service fee)
Class B shares      1.00% (0.25% service fee)
Class C shares      1.00% (0.25% service fee)

Institutional  Class  and  Institutional Service Class shares pay no 12b-1 fees.

Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

EXCHANGING  SHARES

You can exchange the shares you own for shares of another fund within Gartmore Funds (except the Gartmore Morley Capital Accumulation Fund) so long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you can exchange Class A shares of the Fund for Class A shares of any other fund within the Gartmore Funds, but you cannot exchange Class A shares for Class B or Class C shares of another fund.

CAPITAL  GAINS  TAXES

Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see "Distribution and Taxes - Exchanging Fund Shares" on page __.

Generally, there is no sales charge for exchanges of Class B, Class C, Institutional Service Class or Institutional Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the fund into which you are exchanging. If you exchange your Class A shares of the Fund that are subject to a CDSC into another Gartmore Fund and then redeem those Class A shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the original Fund. If you exchange Prime Shares of the Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Money Market Fund. Exchanges into the Prime Shares of the Money Market Fund are only permitted from Class A, Class B, Class C, Institutional Service Class and Institutional Class shares of the Fund. If you exchange Class B or Class C shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Gartmore Money Market Fund, the time you hold the shares in the Gartmore Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Gartmore Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B or Class C (or certain Class A) shares had been sold at the time they were originally exchanged into the Gartmore Money Market Fund. If you exchange your Prime Shares of the Gartmore Money Market Fund back into Class B or Class C (or certain Class A) shares, the time you held Class B or Class C (or Class A) shares prior to the exchange to the Gartmore Money Market Fund will be counted for purposes of calculating the CDSC.

--------------------------------------------------------------------------------
                                       22

HOW  TO  PLACE  YOUR  EXCHANGE  ORDER

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares-How to place your purchase order" on page __ or the back cover for contact information). If you make your request in writing, please be sure all account holders sign the letter. Your exchange will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling our automated voice-response system at 1-800-898-0920, or by logging on to our website at www.gartmorefunds.com. You will have automatic exchange privileges unless you decline this option on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days' written notice to shareholders.

EXCESSIVE  EXCHANGE  ACTIVITY

The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Exchanges out of the Fund may be limited to 12 exchanges within a one year period or 1% of the Fund's NAV. In addition, the following Gartmore Funds may assess the fee listed below on the total value of shares that are redeemed from one of these funds or exchanged out of one of these funds into another Gartmore fund if you have held the shares of the fund with the exchange fee for less than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund and Gartmore Nationwide Leaders Fund):

FUND                                                 EXCHANGE FEE
-----------------------------------------------------------------
Gartmore Long-Short Equity Plus Fund. . . . . . . . . . .   2.00%
Gartmore Emerging Markets Fund. . . . . . . . . . . . . .   2.00%
Gartmore International Growth Fund. . . . . . . . . . . .   2.00%
Gartmore International Small Cap Growth Fund. . . . . . .   2.00%
Gartmore Global Financial Services Fund. . . . . . . . . .  2.00%
Gartmore Global Utilities Fund. . . . . . . . . . . . . .   2.00%
Gartmore Global Health Sciences Fund. . . . . . . . . . .   2.00%
Gartmore Worldwide Leaders Fund. . . . . . . . . . . . . .  2.00%
Gartmore Nationwide Leaders Fund. . . . . . . . . . . . .   2.00%
Gartmore U.S. Growth Leaders Fund. . . . . . . . . . . . .  2.00%
Gartmore Global Technology and
  Communications Fund. . . . . . . . . . . . . . . . . . .  2.00%
Gartmore Micro Cap Equity Fund. . . . . . . . . . . . . .   1.50%
Gartmore Mid Cap Growth Fund. . . . . . . . . . . . . . .   1.50%
Gartmore Millennium Growth Fund. . . . . . . . . . . . .    1.50%
Gartmore Value Opportunities Fund. . . . . . . . . . . . .  1.50%
Nationwide Small Cap Fund. . . . . . . . . . . . . . . . .  1.50%

The exchange fee is paid directly to the applicable fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee may not apply in certain circumstances, such as exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

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                                       23

DISTRIBUTIONS  AND  TAXES

The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal income taxes you may have to pay on this income. For tax advice regarding your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS  OF  INCOME  DIVIDENDS

Each quarter, the Fund distributes any available income dividends to shareholders. Income dividends are taxable to you as ordinary income for federal income tax purposes, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount of income dividends distributed to you will be reported on a Form 1099, which we will send to you during tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.

DISTRIBUTIONS  OF  CAPITAL  GAINS

Capital gains, if any, realized by the Fund (meaning the gains from sales of securities over any losses from sales), will generally be distributed to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. Short-term capital gains are taxable to you as ordinary income. Long-term capital gains are taxable as such no matter how long you have owned your Fund shares. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 20%. The tax status of capital gains distributed to you during the year will be reported on a Form 1099. You will incur tax liability on distributions whether you take payment in cash or reinvest them to purchase additional Fund shares. For more information regarding capital gains tax rates, speak with your tax adviser.

REINVESTING  DISTRIBUTIONS

All income and capital gains distributions will be reinvested in shares of the Fund. You may request a payment in cash in writing if distributions are in excess of $5. You will be subject to tax on reinvested distributions. If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be can-celled and the money reinvested in the Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

CHANGING  YOUR  DISTRIBUTION  OPTION

If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs the Fund to withhold a portion of such distributions and proceeds.

When withholding is required, the amount will be 30% for calendar year 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

--------------------------------------------------------------------------------
                                       24

STATE  AND  LOCAL  TAXES

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser.

SELLING  FUND  SHARES

When you sell your shares in the Fund, you may realize a capital gain or loss, which is subject to federal income tax. The amount of tax depends on how long you held your shares. For individuals, long-term capital gains are currently taxed at a maximum rate of 20%; and short-term capital gains are taxed as ordinary income, as are interest or dividends. Capital gains from your sale of Fund shares is not reported on Form 1099; you or your tax adviser should keep track of your purchases, sales, and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you may have.

EXCHANGING  FUND  SHARES

Exchanging your shares of a Fund for another Fund within the Gartmore Funds is considered a sale for income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have capital gains, which are subject to the federal income taxes described above. If you exchange Fund shares for a loss, you may be able to use this capital loss to offset certain capital gains you may have.

NON-U.S.  INVESTORS

Non-U.S. Investors may be subject to U.S. withholding of estate tax and are subject to special U.S. tax certification requirements.

--------------------------------------------------------------------------------
                                       25

INFORMATION  FROM  GARTMORE  FUNDS

PLEASE READ THIS PROSPECTUS BEFORE YOU INVEST, AND KEEP IT WITH YOUR RECORDS. THE FOLLOWING DOCUMENTS - WHICH MAY BE OBTAINED FREE OF CHARGE - CONTAIN ADDITIONAL INFORMATION ABOUT THE FUND:

- Statement of Additional Information (incorporated by reference into this Prospectus)

-    Annual  Report

-    Semi-Annual  Report

To obtain a document free of charge, contact us at the address or number listed below.

FOR  ADDITIONAL  INFORMATION  CONTACT:

Gartmore  Funds  P.O.  Box  182205
Columbus,  Ohio  43218-2205  (614)  428-3278  (fax)

FOR  INFORMATION,  ASSISTANCE  AND  WIRE  ORDERS:

1-800-848-0920  (toll free, 8 a.m. - 9 p.m. Eastern Time, Monday through Friday)

FOR  24-HOUR  ACCOUNT  ACCESS:

1-800-848-0920  (toll  free)
Also,  visit  the  Gartmore  Funds'  website  at  www.gartmorefunds.com.

INFORMATION  FROM  THE  SECURITIES  AND  EXCHANGE  COMMISSION  (SEC)

You  can  obtain  copies  of  Fund  documents  from  the  SEC  as  follows:

IN  PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY  MAIL:

Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

ON  THE  EDGAR  DATABASE  VIA  THE  INTERNET:

www.sec.gov

BY  ELECTRONIC  REQUEST:

publicinfo@sec.gov

THE  TRUST'S  INVESTMENT  COMPANY  ACT  FILE  NO.:  811-08495

--------------------------------------------------------------------------------
                                       26

                         STATEMENT OF ADDITIONAL INFORMATION
                               SEPTEMBER __, 2003

                              GARTMORE MUTUAL FUNDS
                       (FORMERLY NATIONWIDE MUTUAL FUNDS)

                       GARTMORE ASIA PACIFIC LEADERS FUND
                               GARTMORE BOND FUND
                            GARTMORE CONVERTIBLE FUND
                         GARTMORE EMERGING MARKETS FUND
                         GARTMORE EUROPEAN LEADERS FUND
                     GARTMORE GLOBAL FINANCIAL SERVICES FUND
                      GARTMORE GLOBAL HEALTH SCIENCES FUND
                      GARTMORE GLOBAL SMALL COMPANIES FUND
                         GARTMORE GLOBAL TECHNOLOGY AND
                               COMMUNICATIONS FUND
                         GARTMORE GLOBAL UTILITIES FUND
                          GARTMORE GOVERNMENT BOND FUND
                              GARTMORE GROWTH FUND
                          GARTMORE HIGH YIELD BOND FUND
                       GARTMORE INTERNATIONAL GROWTH FUND
                  GARTMORE INTERNATIONAL SMALL CAP GROWTH FUND
                 GARTMORE INVESTOR DESTINATIONS AGGRESSIVE FUND
            GARTMORE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
                  GARTMORE INVESTOR DESTINATIONS MODERATE FUND
           GARTMORE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
                GARTMORE INVESTOR DESTINATIONS CONSERVATIVE FUND
                          GARTMORE LARGE CAP VALUE FUND
                      GARTMORE LONG-SHORT EQUITY PLUS FUND
                         GARTMORE MICRO CAP EQUITY FUND
                          GARTMORE MID CAP GROWTH FUND
                         GARTMORE MILLENNIUM GROWTH FUND
                           GARTMORE MONEY MARKET FUND
                    GARTMORE MORLEY CAPITAL ACCUMULATION FUND
                      GARTMORE MORLEY ENHANCED INCOME FUND
                        GARTMORE NATIONWIDE LEADERS FUND
                      (FORMERLY GARTMORE U.S. LEADERS FUND)
                                GARTMORE OTC FUND
                          GARTMORE TAX-FREE INCOME FUND
                            GARTMORE NATIONWIDE FUND
                      (FORMERLY GARTMORE TOTAL RETURN FUND)
                  GARTMORE NATIONWIDE PRINCIPAL PROTECTED FUND
                        GARTMORE U.S. GROWTH LEADERS FUND
                        GARTMORE VALUE OPPORTUNITIES FUND
                         GARTMORE WORLDWIDE LEADERS FUND
                           NATIONWIDE BOND INDEX FUND
                          NATIONWIDE GROWTH FOCUS FUND
                       NATIONWIDE INTERNATIONAL INDEX FUND
                        NATIONWIDE LARGE CAP GROWTH FUND
                      NATIONWIDE MID CAP MARKET INDEX FUND
                          NATIONWIDE S&P 500 INDEX FUND
                            NATIONWIDE SMALL CAP FUND
                         NATIONWIDE SMALL CAP INDEX FUND
                        NORTHPOINTE SMALL CAP VALUE FUND

     Gartmore Mutual Funds (the "Trust") is a registered open-end investment company consisting of 45 series as of the date hereof. This Statement of Additional Information ("SAI") relates to all series of the Trust which are listed above (each, a "Fund" and collectively, the "Funds").

     This SAI is not a prospectus but is incorporated by reference into the Prospectuses for the Funds. It contains information in addition to and more detailed than that set forth in the Prospectuses and should be read in conjunction with the following Prospectuses:

--------------------------------------------------------------------------------
                                        i

     - Gartmore International Growth Fund, Gartmore International Small Cap Growth Fund and Gartmore Emerging Markets Fund dated March 1, 2003;
     -    Gartmore Nationwide Leaders Fund (formerly Gartmore U.S. Leaders
          Fund), Gartmore U.S. Growth Leaders Fund and Gartmore Worldwide Leaders Fund dated March 1, 2003;
     - Gartmore Micro Cap Equity Fund, Gartmore Millennium Growth Fund, Gartmore Value Opportunities Fund and Gartmore High Yield Bond Fund dated March 1, 2003;
     - Gartmore Global Technology and Communications Fund, Gartmore Global Financial Services Fund, Gartmore Global Utilities Fund and Gartmore Global Health Sciences Fund dated March 1, 2003;
     - Gartmore Nationwide Fund (formerly Gartmore Total Return Fund), Gartmore Growth Fund, Gartmore Large Cap Value Fund and Gartmore Mid Cap Growth Fund, dated March 1, 2003;
     - Nationwide Large Cap Growth Fund and Nationwide Small Cap Fund dated March 1, 2003;
     -    NorthPointe Small Cap Value Fund dated March 1, 2003;
     - Gartmore Bond Fund, Gartmore Government Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Morley Enhanced Income Fund and Gartmore Money Market Fund dated September 1, 2003;
     - Gartmore Bond Fund, Gartmore Government Bond Fund and Gartmore Tax-Free Income Fund (Class X and Class Y shares) dated September 1, 2003;
     -    Nationwide  S&P  500  Index  Fund,  Nationwide  Small  Cap Index Fund,
          Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund dated March 1, 2003;
     - Gartmore Morley Capital Accumulation Fund dated March 1, 2003 (as supplemented June 2, 2003);
     - Gartmore Investor Destinations Aggressive Fund, Gartmore Investor Destinations Moderately Aggressive Fund, Gartmore Investor Destinations Moderate Fund, Gartmore Investor Destinations Moderately Conservative Fund and Gartmore Investor Destinations Conservative Fund (collectively, the "Investor Destinations Funds") dated March 1, 2003;
     - Nationwide Growth Focus Fund, Gartmore Global Small Companies Fund, Gartmore OTC Fund, Gartmore Asia Pacific Leaders Fund and Gartmore
          European  Leaders  Fund  dated  March  1,  2003;
     -    Gartmore  Long-Short  Equity  Plus  Fund  dated  June  23,2003;
     -    Gartmore  Nationwide  Principal  Protected  Fund  dated June 20, 2003;
     -    Gartmore  Convertible  Fund  dated  September  __,  2003.

Shares of the Gartmore Nationwide Principal Protected, Gartmore Convertible, Gartmore European Leaders, Gartmore Asia Pacific Leaders, Gartmore OTC, Nationwide Growth Focus, and Gartmore Global Small Companies Funds are not currently being offered to investors.

Terms not defined in this SAI have the meanings assigned to them in the Prospectuses.

--------------------------------------------------------------------------------
                                       ii

The Prospectuses may be obtained from Gartmore Mutual Funds, P.O. Box 182205, Columbus, Ohio 43218-2205, or by calling toll free 1-800-848-0920.

                                TABLE OF CONTENTS

                                                                        PAGE
----------------------------------------------------------------------------
General Information and History . . . . . . . . . . . . . . . . . . . .    1
Additional Information on Portfolio Instruments and Investment Policies    1
Description of Portfolio Instruments and Investment Policies. . . . . .    8
Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . .   60
Trustees and Officers of the Trust. . . . . . . . . . . . . . . . . . .   64
Investment Advisory and Other Services. . . . . . . . . . . . . . . . .   72
Brokerage Allocation. . . . . . . . . . . . . . . . . . . . . . . . . .  107
Additional Information on Purchases and Sales . . . . . . . . . . . . .  113
Valuation of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .  122
Systematic Investment Strategies. . . . . . . . . . . . . . . . . . . .  124
Investor Privileges . . . . . . . . . . . . . . . . . . . . . . . . . .  125
Investor Services . . . . . . . . . . . . . . . . . . . . . . . . . . .  128
Fund Performance Advertising. . . . . . . . . . . . . . . . . . . . . .  130
Additional Information. . . . . . . . . . . . . . . . . . . . . . . . .  150
Additional General Tax Information For All Funds. . . . . . . . . . . .  153
Major Shareholders. . . . . . . . . . . . . . . . . . . . . . . . . . .  161
Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . .  195
Appendix A - Debt Ratings . . . . . . . . . . . . . . . . . . . . . . .  196

--------------------------------------------------------------------------------
                                      iii

                        GENERAL INFORMATION AND HISTORY

     Gartmore Mutual Funds (the "Trust"), formerly Nationwide Mutual Funds (until January 25, 2002) and formerly Nationwide Investing Foundation III (until March 1, 2000), is an open-end management investment company organized under the laws of Ohio by a Declaration of Trust dated October 30, 1997, as subsequently amended. The Trust currently consists of 45 separate series, each with its own investment objective. Each of the Funds, except the Nationwide S&P 500 Index, Gartmore Asia Pacific Leaders, Gartmore European Leaders, Gartmore Nationwide Leaders, Gartmore U.S. Growth Leaders, Gartmore Worldwide Leaders, Nationwide Growth Focus, Nationwide Small Cap Index, Nationwide Mid Cap Market Index, Nationwide Bond Index, Nationwide International Index, Gartmore Global Health Sciences, Gartmore Global Financial Services, Gartmore Global Utilities, Gartmore Global Technology and Communications and each of the Investor Destinations Funds, is a diversified fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

                ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS
                            AND INVESTMENT POLICIES

ALL  FUNDS

     The Funds invest in a variety of securities and employ a number of investment techniques that involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may invest in or follow the corresponding instrument or technique. An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique.

     With respect to the Investor Destinations Funds, this Statement of Additional Information, like the Prospectus for such Funds, uses the term "Fund" to include the different combinations of mutual funds that each Fund in the Investor Destination Series will invest (the "Underlying Funds") in which the Funds invest. Please review the discussions in the Prospectuses for further information regarding the investment objectives and policies of each Fund.

--------------------------------------------------------------------------------
                                        1

                                                      GARTMORE                        NATIONWIDE                 GARTMORE
                                                        TAX      GARTMORE   GARTMORE     S&P                       HIGH
TYPE OF                          GARTMORE   GARTMORE    FREE    GOVERNMENT   MONEY       500        GARTMORE      YIELD
INVESTMENT            GARTMORE  NATIONWIDE    BOND     INCOME      BOND      MARKET     INDEX         VALUE        BOND
OR TECHNIQUE           GROWTH                                                                     OPPORTUNITIES
-------------------------------------------------------------------------------------------------------------------------
U.S.
COMMON
STOCKS . . . . . . .  Y         Y                                                     Y           Y              Y
-------------------------------------------------------------------------------------------------------------------------
PREFERRED
STOCKS . . . . . . .  Y         Y                                                                 Y              Y
-------------------------------------------------------------------------------------------------------------------------
SMALL
COMPANY
STOCKS . . . . . . .  Y         Y                                                                                Y
-------------------------------------------------------------------------------------------------------------------------
SPECIAL
SITUATION
COMPANIES. . . . . .  Y         Y                                                     Y           Y              Y
-------------------------------------------------------------------------------------------------------------------------
ILLIQUID
SECURITIES . . . . .  Y         Y           Y         Y         Y           Y                     Y              Y
-------------------------------------------------------------------------------------------------------------------------
RESTRICTED
SECURITIES . . . . .  Y         Y           Y         Y         Y           Y                     Y              Y
-------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED/
DELAYED-DELIVERY
SECURITIES . . . . .  Y         Y           Y         Y         Y           Y         Y           Y              Y
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT
COMPANIES. . . . . .  Y         Y           Y         Y         Y           Y         Y           Y              Y
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE
INVESTMENT
TRUSTS
(REITS)                                                                               Y           Y              Y
-------------------------------------------------------------------------------------------------------------------------
SECURITIES
OF FOREIGN
ISSUERS. . . . . . .  Y         Y           Y                               Y         Y           Y              Y
-------------------------------------------------------------------------------------------------------------------------
DEPOSITARY
RECEIPTS . . . . . .  Y         Y                                                     Y           Y              Y
-------------------------------------------------------------------------------------------------------------------------
SECURITIES
FROM
DEVELOPING
COUNTRIES/
EMERGING
MARKETS                                                                                           Y              Y
-------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE
SECURITIES . . . . .  Y         Y           Y                                                     Y              Y
-------------------------------------------------------------------------------------------------------------------------
LONG-TERM
DEBT                                        Y         Y         Y                                                Y
LONG-TERM
DEBT WHEN
ORIGINALLY
ISSUED BUT
WITH 397 DAYS
OR LESS
REMAINING TO
MATURITY . . . . . .  Y         Y           Y         Y         Y           Y         Y           Y              Y
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM
DEBT . . . . . . . .  Y         Y           Y         Y         Y           Y         Y           Y              Y
-------------------------------------------------------------------------------------------------------------------------
FLOATING
AND
VARIABLE
RATE
SECURITIES . . . . .  Y         Y           Y         Y         Y           Y         Y           Y              Y
-------------------------------------------------------------------------------------------------------------------------
ZERO
COUPON
SECURITIES                                  Y         Y         Y                                                Y
-------------------------------------------------------------------------------------------------------------------------
PAY-IN-KIND
BONDS                                       Y                                                                    Y
-------------------------------------------------------------------------------------------------------------------------
DEFERRED
PAYMENT
SECURITIES                                  Y                                                                    Y
-------------------------------------------------------------------------------------------------------------------------
NON-INVESTMENT
GRADE
DEBT                                        Y         Y                                                          Y
-------------------------------------------------------------------------------------------------------------------------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS. . . . .  Y         Y           Y         Y         Y           Y         Y           Y              Y
-------------------------------------------------------------------------------------------------------------------------
SOVEREIGN
DEBT
(FOREIGN)
(DENOMINATED
IN U.S. $)                                  Y                               Y                                    Y
-------------------------------------------------------------------------------------------------------------------------
FOREIGN
COMMERCIAL
PAPER
(DENOMINATED
IN U.S. $) . . . . .  Y         Y                                           Y                                    Y
-------------------------------------------------------------------------------------------------------------------------
DURATION                                    Y                   Y                                                Y
U.S.
GOVERNMENT
SECURITIES . . . . .  Y         Y           Y         Y         Y           Y         Y           Y              Y
-------------------------------------------------------------------------------------------------------------------------
MONEY
MARKET
INSTRUMENTS. . . . .  Y         Y           Y         Y         Y           Y         Y           Y              Y
-------------------------------------------------------------------------------------------------------------------------

                                                        NATIONWIDE
                                  GARTMORE                 MID
                      NATIONWIDE   GLOBAL   NATIONWIDE     CAP
TYPE OF                 GROWTH     HEALTH     SMALL       MARKET     NATIONWIDE    NATIONWIDE
INVESTMENT              FOCUS     SCIENCES     CAP        INDEX     INTERNATIONAL     BOND
OR TECHNIQUE                                  INDEX                     INDEX        INDEX
---------------------------------------------------------------------------------------------
U.S.
COMMON
STOCKS . . . . . . .  Y           Y         Y           Y
---------------------------------------------------------------------------------------------
PREFERRED
STOCKS . . . . . . .  Y           Y
---------------------------------------------------------------------------------------------
SMALL
COMPANY
STOCKS . . . . . . .  Y           Y         Y           Y
---------------------------------------------------------------------------------------------
SPECIAL
SITUATION
COMPANIES. . . . . .  Y           Y         Y           Y
---------------------------------------------------------------------------------------------
ILLIQUID
SECURITIES . . . . .  Y           Y         Y           Y           Y              Y
---------------------------------------------------------------------------------------------
RESTRICTED
SECURITIES . . . . .  Y           Y         Y           Y           Y              Y
---------------------------------------------------------------------------------------------
WHEN-ISSUED/
DELAYED-DELIVERY
SECURITIES . . . . .  Y           Y         Y           Y           Y              Y
---------------------------------------------------------------------------------------------
INVESTMENT
COMPANIES. . . . . .  Y           Y         Y           Y           Y              Y
---------------------------------------------------------------------------------------------
REAL ESTATE
INVESTMENT
TRUSTS
(REITS). . . . . . .  Y           Y         Y           Y           Y
---------------------------------------------------------------------------------------------
SECURITIES
OF FOREIGN
ISSUERS. . . . . . .  Y           Y         Y           Y           Y              Y
---------------------------------------------------------------------------------------------
DEPOSITARY
RECEIPTS . . . . . .  Y           Y         Y           Y           Y
---------------------------------------------------------------------------------------------
SECURITIES
FROM
DEVELOPING
COUNTRIES/
EMERGING
MARKETS. . . . . . .  Y           Y
---------------------------------------------------------------------------------------------
CONVERTIBLE
SECURITIES . . . . .  Y           Y
LONG-TERM
DEBT                                                                               Y
---------------------------------------------------------------------------------------------
LONG-TERM
DEBT WHEN
ORIGINALLY
ISSUED BUT
WITH 397
DAYS OR LESS
REMAINING TO
MATURITY . . . . . .  Y           Y         Y           Y           Y              Y
---------------------------------------------------------------------------------------------
SHORT-TERM
DEBT . . . . . . . .  Y           Y         Y           Y           Y              Y
---------------------------------------------------------------------------------------------
FLOATING AND
VARIABLE RATE
SECURITIES . . . . .  Y           Y         Y           Y           Y              Y
---------------------------------------------------------------------------------------------
ZERO
COUPON
SECURITIES                                                                         Y
---------------------------------------------------------------------------------------------
PAY-IN-KIND
BONDS
---------------------------------------------------------------------------------------------
DEFERRED
PAYMENT
SECURITIES
---------------------------------------------------------------------------------------------
NON-INVESTMENT
GRADE DEBT
---------------------------------------------------------------------------------------------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS. . . . .  Y           Y         Y           Y           Y              Y
---------------------------------------------------------------------------------------------
SOVEREIGN
DEBT
(FOREIGN)
(DENOMINATED
IN U.S. $)                                                                         Y
---------------------------------------------------------------------------------------------
FOREIGN
COMMERCIAL
PAPER
(DENOMINATED
IN U.S.$)                         Y                                 Y             Y
---------------------------------------------------------------------------------------------
DURATION
---------------------------------------------------------------------------------------------
U.S.
GOVERNMENT
SECURITIES . . . . .  Y           Y         Y           Y           Y              Y
---------------------------------------------------------------------------------------------
MONEY
MARKET
INSTRUMENTS. . . . .  Y           Y         Y           Y           Y              Y
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        2


                   GARTMORE                                                                               GARTMORE
                    LARGE    NATIONWIDE  NATIONWIDE    GARTMORE    GARTMORE  NORTHPOINTE    GARTMORE      INVESTOR      GARTMORE
TYPE OF              CAP       LARGE       SMALL        MORLEY      MORLEY      SMALL       INVESTOR    DESTINATIONS    INVESTOR
INVESTMENT          VALUE       CAP         CAP        CAPITAL     ENHANCED      CAP      DESTINATIONS   MODERATELY   DESTINATIONS
OR TECHNIQUE                   GROWTH                ACCUMULATION   INCOME      VALUE      AGGRESSIVE    AGGRESSIVE     MODERATE
----------------------------------------------------------------------------------------------------------------------------------
U.S.
COMMON
STOCKS. . . . . .  Y         Y           Y                                   Y            Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
PREFERRED
STOCKS. . . . . .  Y         Y                                               Y
----------------------------------------------------------------------------------------------------------------------------------
SMALL
COMPANY
STOCKS. . . . . .  Y         Y           Y                                   Y            Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
SPECIAL
SITUATION
COMPANIES . . . .  Y         Y           Y                                   Y            Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
ILLIQUID
SECURITIES. . . .  Y         Y           Y           Y             Y         Y            Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
RESTRICTED
SECURITIES. . . .  Y         Y           Y           Y             Y         Y            Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED/
DELAYED-
DELIVERY
SECURITIES. . . .  Y         Y           Y           Y             Y         Y            Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT
COMPANIES . . . .  Y         Y           Y           Y             Y         Y            Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE
INVESTMENT
TRUSTS
(REITS) . . . . .  Y         Y           Y                                   Y
----------------------------------------------------------------------------------------------------------------------------------
SECURITIES
OF FOREIGN
ISSUERS . . . . .  Y         Y           Y           Y             Y         Y            Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
DEPOSITARY
RECEIPTS. . . . .  Y         Y           Y                                   Y            Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
SECURITIES
FROM
DEVELOPING
COUNTRIES/
EMERGING
MARKETS                                                                      Y
----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE
SECURITIES. . . .  Y         Y           Y                                   Y
----------------------------------------------------------------------------------------------------------------------------------
LONG-TERM
DEBT. . . . . . .  Y         Y           Y           Y             Y                      Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
LONG-TERM
DEBT WHEN
ORIGINALLY
ISSUED BUT
WITH 397
DAYS OR LESS
REMAINING TO
MATURITY. . . . .  Y         Y           Y           Y             Y                      Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM
DEBT. . . . . . .  Y         Y           Y           Y             Y         Y            Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
FLOATING AND
VARIABLE RATE
SECURITIES. . . .  Y         Y           Y           Y             Y         Y            Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
ZERO
COUPON
SECURITIES                   Y                       Y             Y
----------------------------------------------------------------------------------------------------------------------------------
PAY-IN-KIND
BONDS
----------------------------------------------------------------------------------------------------------------------------------
DEFERRED
PAYMENT
SECURITIES. . . .  Y         Y
----------------------------------------------------------------------------------------------------------------------------------
NON-INVESTMENT
GRADE DEBT
----------------------------------------------------------------------------------------------------------------------------------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS . . .  Y         Y           Y           Y             Y         Y            Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN
DEBT
(FOREIGN)
(DENOMINATED
IN U.S. $). . . .  Y         Y           Y           Y             Y                      Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
FOREIGN
COMMERCIAL
PAPER)
(DENOMINATED
IN U.S. $)                                                                                Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
DURATION                                             Y             Y                      Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
U.S.
GOVERNMENT
SECURITIES. . . .  Y         Y           Y           Y             Y         Y            Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
MONEY
MARKET
INSTRUMENTS . . .  Y         Y           Y           Y             Y         Y            Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------

                     GARTMORE                                 GARTMORE
                     INVESTOR      GARTMORE     GARTMORE       GLOBAL
TYPE OF            DESTINATIONS    INVESTOR    MILLENNIUM    TECHNOLOGY    GARTMORE    GARTMORE      GARTMORE
INVESTMENT          MODERATELY   DESTINATIONS    GROWTH         AND        EMERGING  INTERNATIONAL  CONVERTIBLE
OR TECHNIQUE       CONSERVATIVE  CONSERVATIVE              COMMUNICATIONS  MARKETS      GROWTH
---------------------------------------------------------------------------------------------------------------
U.S.
COMMON
STOCKS. . . . . .  Y             Y             Y           Y               Y         Y              Y
---------------------------------------------------------------------------------------------------------------
PREFERRED
STOCKS                                         Y           Y               Y         Y              Y
---------------------------------------------------------------------------------------------------------------
SMALL
COMPANY
STOCKS. . . . . .  Y             Y             Y           Y               Y         Y
---------------------------------------------------------------------------------------------------------------
SPECIAL
SITUATION
COMPANIES . . . .  Y             Y             Y           Y               Y         Y              Y
---------------------------------------------------------------------------------------------------------------
ILLIQUID
SECURITIES. . . .  Y             Y             Y           Y               Y         Y              Y
---------------------------------------------------------------------------------------------------------------
RESTRICTED
SECURITIES. . . .  Y             Y             Y           Y               Y         Y              Y
---------------------------------------------------------------------------------------------------------------
WHEN-ISSUED/
DELAYED-
DELIVERY
SECURITIES. . . .  Y             Y             Y           Y               Y         Y
---------------------------------------------------------------------------------------------------------------
INVESTMENT
COMPANIES . . . .  Y             Y             Y           Y               Y         Y              Y
---------------------------------------------------------------------------------------------------------------
REAL ESTATE
INVESTMENT
TRUSTS
(REITS)                                        Y           Y               Y         Y
---------------------------------------------------------------------------------------------------------------
SECURITIES
OF FOREIGN
ISSUERS . . . . .  Y             Y             Y           Y               Y         Y              Y
---------------------------------------------------------------------------------------------------------------
DEPOSITARY
RECEIPTS. . . . .  Y             Y             Y           Y               Y         Y
---------------------------------------------------------------------------------------------------------------
SECURITIES
FROM
DEVELOPING
COUNTRIES/
EMERGING
MARKETS                                        Y           Y               Y         Y
---------------------------------------------------------------------------------------------------------------
CONVERTIBLE
SECURITIES                                     Y           Y               Y         Y              Y
---------------------------------------------------------------------------------------------------------------
LONG-TERM
DEBT. . . . . . .  Y             Y                                         Y         Y              Y
---------------------------------------------------------------------------------------------------------------
LONG-TERM
DEBT WHEN
ORIGINALLY
ISSUED BUT
WITH 397
DAYS OR LESS
REMAINING TO
MATURITY. . . . .  Y             Y                                         Y         Y              Y
---------------------------------------------------------------------------------------------------------------
SHORT-TERM
DEBT. . . . . . .  Y             Y             Y           Y               Y         Y              Y
---------------------------------------------------------------------------------------------------------------
FLOATING AND
VARIABLE RATE
SECURITIES. . . .  Y             Y             Y           Y               Y         Y              Y
---------------------------------------------------------------------------------------------------------------
ZERO
COUPON
SECURITIES                                                                 Y         Y              Y
---------------------------------------------------------------------------------------------------------------
PAY-IN-KIND
BONDS                                                                      Y         Y
---------------------------------------------------------------------------------------------------------------
DEFERRED
PAYMENT
SECURITIES                                                                 Y         Y
---------------------------------------------------------------------------------------------------------------
NON-INVESTMENT
GRADE DEBT                                                                 Y         Y              Y
---------------------------------------------------------------------------------------------------------------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS . . .  Y             Y             Y           Y               Y         Y              Y
---------------------------------------------------------------------------------------------------------------
SOVEREIGN
DEBT
---------------------------------------------------------------------------------------------------------------
(FOREIGN)
(DENOMINATED
IN U.S. $). . . .  Y             Y             Y                           Y         Y
---------------------------------------------------------------------------------------------------------------
FOREIGN
COMMERCIAL
PAPER)
(DENOMINATED
IN U.S. $) . . .   Y             Y                                         Y         Y
---------------------------------------------------------------------------------------------------------------
DURATION. . . . .  Y             Y                                         Y         Y              Y
---------------------------------------------------------------------------------------------------------------
U.S.
GOVERNMENT
SECURITIES. . . .  Y             Y             Y           Y               Y         Y              Y
---------------------------------------------------------------------------------------------------------------
MONEY
MARKET
INSTRUMENTS . . .  Y             Y             Y           Y               Y         Y              Y
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        3


                                                                         GARTMORE
                                                  GARTMORE             INTERNATIONAL  GARTMORE  GARTMORE  GARTMORE
TYPE OF                      GARTMORE   GARTMORE   GLOBAL                  SMALL        U.S.      ASIA     GLOBAL    GARTMORE
INVESTMENT                   WORLDWIDE  EUROPEAN    SMALL    GARTMORE       CAP        GROWTH   PACIFIC   FINANCIAL   GLOBAL
OR TECHNIQUE                  LEADERS   LEADERS   COMPANIES    OTC        GROWTH      LEADERS   LEADERS   SERVICES   UTILITIES
------------------------------------------------------------------------------------------------------------------------------
U.S.
COMMON
STOCKS. . . . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
PREFERRED
STOCKS. . . . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
SMALL
COMPANY
STOCKS. . . . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
SPECIAL
SITUATION
COMPANIES . . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
ILLIQUID
SECURITIES. . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
RESTRICTED
SECURITIES. . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED/
DELAYED-
DELIVERY
SECURITIES. . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT
COMPANIES . . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE
INVESTMENT
TRUSTS
(REITS) . . . . . . . . . .  Y          Y         Y          Y         Y                                  Y          Y
------------------------------------------------------------------------------------------------------------------------------
SECURITIES
OF FOREIGN
ISSUERS . . . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
DEPOSITARY
RECEIPTS. . . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
SECURITIES
FROM
DEVELOPING
COUNTRIES/
EMERGING
MARKETS . . . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE
SECURITIES. . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
LONG-TERM
DEBT                                                                   Y              Y         Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
LONG-TERM
DEBT WHEN
ORIGINALLY
ISSUED,BUT
WITH 397
DAYS OR LESS
REMAINING TO
MATURITY                                                               Y              Y         Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM
DEBT. . . . . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
FLOATING AND
VARIABLE RATE
SECURITIES                              Y                              Y              Y         Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
ZERO
COUPON
SECURITIES                              Y                              Y                        Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
PAY-IN-KIND
BONDS
------------------------------------------------------------------------------------------------------------------------------
DEFERRED
PAYMENT
SECURITIES                                                             Y                        Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
NON-INVESTMENT
GRADE
DEBT                                                                                  Y         Y
------------------------------------------------------------------------------------------------------------------------------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN
DEBT(FOREIGN)
(DENOMINATED
IN U.S. $). . . . . . . .   Y          Y         Y          Y         Y
------------------------------------------------------------------------------------------------------------------------------
FOREIGN
COMMERCIAL
PAPER
(DENOMINATED
IN U.S. $). . . . . . . . .  Y          Y         Y          Y         Y
------------------------------------------------------------------------------------------------------------------------------
DURATION. . . . . . . . . .  Y          Y         Y          Y         Y
------------------------------------------------------------------------------------------------------------------------------
U.S.
GOVERNMENT
SECURITIES. . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
MONEY
MARKET
INSTRUMENTS . . . . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------

                                                   GARTMORE
                                         GARTMORE    MID      GARTMORE    GARTMORE
TYPE OF                       GARTMORE    MICRO      CAP     LONG-SHORT  NATIONWIDE
INVESTMENT                   NATIONWIDE    CAP      GROWTH     EQUITY    PRINCIPAL
OR TECHNIQUE                  LEADERS     EQUITY                PLUS     PROTECTED*
-----------------------------------------------------------------------------------
U.S.
COMMON
STOCKS. . . . . . . . . . .  Y           Y         Y         Y           G, PG
-----------------------------------------------------------------------------------
PREFERRED
STOCKS. . . . . . . . . . .  Y                     Y         Y           G, PG
-----------------------------------------------------------------------------------
SMALL
COMPANY
STOCKS. . . . . . . . . . .  Y           Y         Y         Y           G, PG
-----------------------------------------------------------------------------------
SPECIAL
SITUATION
COMPANIES . . . . . . . . .  Y           Y         Y         Y           G, PG
-----------------------------------------------------------------------------------
ILLIQUID
SECURITIES. . . . . . . . .  Y           Y         Y         Y           G, PG
-----------------------------------------------------------------------------------
RESTRICTED
SECURITIES. . . . . . . . .  Y           Y         Y         Y           G, PG
-----------------------------------------------------------------------------------
WHEN-ISSUED/
DELAYED-
DELIVERY
SECURITIES. . . . . . . . .  Y           Y         Y         Y           G, PG
-----------------------------------------------------------------------------------
INVESTMENT
COMPANIES . . . . . . . . .  Y           Y         Y         Y           A
-----------------------------------------------------------------------------------
REAL ESTATE
INVESTMENT
TRUSTS
(REITS)                                  Y         Y                     G, PG
-----------------------------------------------------------------------------------
SECURITIES
OF FOREIGN
ISSUERS . . . . . . . . . .  Y                     Y                     A
-----------------------------------------------------------------------------------
DEPOSITARY
RECEIPTS. . . . . . . . . .  Y                     Y         Y           G, PG
-----------------------------------------------------------------------------------
SECURITIES
FROM
DEVELOPING
COUNTRIES/
EMERGING
MARKETS
-----------------------------------------------------------------------------------
CONVERTIBLE
SECURITIES. . . . . . . . .  Y                     Y         Y           G, PG
-----------------------------------------------------------------------------------
LONG-TERM
DEBT                                                                     PG
-----------------------------------------------------------------------------------
LONG-TERM DEBT]
WHEN ORIGINALLY
ISSUED, BUT
WITH 397 DAYS
OR LESS
REMAINING TO
MATURITY. . . . . . . . . .  Y                               Y           A
-----------------------------------------------------------------------------------
SHORT-TERM
DEBT. . . . . . . . . . . .  Y           Y         Y         Y           A
-----------------------------------------------------------------------------------
FLOATING AND
VARIABLE RATE
SECURITIES. . . . . . . . .  Y                               Y           A
-----------------------------------------------------------------------------------
ZERO
COUPON
SECURITIES                                                               G
-----------------------------------------------------------------------------------
PAY-IN-KIND
BONDS
-----------------------------------------------------------------------------------
DEFERRED
PAYMENT
SECURITIES
-----------------------------------------------------------------------------------
NON-INVESTMENT
GRADE DEBT
-----------------------------------------------------------------------------------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS . . . . . . . .  Y           Y         Y         Y
-----------------------------------------------------------------------------------
SOVEREIGN
DEBT(FOREIGN)
(DENOMINATED
IN U.S. $)
-----------------------------------------------------------------------------------
FOREIGN
COMMERCIAL
PAPER
(DENOMINATED
IN U.S.$). . . . . . . . .   Y                     Y                     A
-----------------------------------------------------------------------------------
DURATION                                                                 G
-----------------------------------------------------------------------------------
U.S.
GOVERNMENT
SECURITIES. . . . . . . . .  Y           Y         Y         Y           A
-----------------------------------------------------------------------------------
MONEY
MARKET
INSTRUMENTS . . . . . . . .  Y           Y         Y         Y           A
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        4



                                                 GARTMORE                        NATIONWIDE
                                                   TAX      GARTMORE   GARTMORE     S&P                     GARTMORE
TYPE OF          GARTMORE   GARTMORE   GARTMORE    FREE    GOVERNMENT   MONEY       500        GARTMORE       HIGH    NATIONWIDE
INVESTMENT        GROWTH   NATIONWIDE    BOND     INCOME      BOND      MARKET     INDEX         VALUE       YIELD      GROWTH
OR TECHNIQUE                                                                                 OPPORTUNITIES    BOND      FOCUS
--------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-
BACKED
SECURITIES                             Y         Y         Y           Y                                    Y
--------------------------------------------------------------------------------------------------------------------------------
STRIPPED
MORTGAGE
SECURITIES                             Y                   Y                                                Y
--------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS                            Y                   Y                                                Y
--------------------------------------------------------------------------------------------------------------------------------
MORTGAGE
DOLLAR
ROLLS                                                                                                       Y         Y
--------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED
SECURITIES. . .  Y         Y           Y         Y         Y           Y                                    Y
--------------------------------------------------------------------------------------------------------------------------------
BANK AND/
OR SAVINGS
AND LOAN
OBLIGATIONS . .  Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
--------------------------------------------------------------------------------------------------------------------------------
REPURCHASE
AGREEMENTS. . .  Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
--------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES . .  Y         Y           Y         Y                     Y         Y           Y              Y         Y
--------------------------------------------------------------------------------------------------------------------------------
REVERSE
REPURCHASE
AGREEMENTS. . .  Y         Y           Y         Y         Y                     Y           Y              Y         Y
--------------------------------------------------------------------------------------------------------------------------------
WARRANTS. . . .  Y         Y                                                                 Y              Y         Y
--------------------------------------------------------------------------------------------------------------------------------
FUTURES . . . .  Y         Y                                                     Y           Y              Y         Y
--------------------------------------------------------------------------------------------------------------------------------
OPTIONS . . . .  Y         Y           Y         Y                               Y           Y              Y         Y
--------------------------------------------------------------------------------------------------------------------------------
FOREIGN
CURRENCIES                                                                                   Y              Y         Y
--------------------------------------------------------------------------------------------------------------------------------
FORWARD
CURRENCY
CONTRACTS . . .  Y                                                               Y           Y              Y         Y
--------------------------------------------------------------------------------------------------------------------------------
BORROWING
MONEY . . . . .  Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
--------------------------------------------------------------------------------------------------------------------------------
LENDING
PORTFOLIO
SECURITIES. . .  Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
--------------------------------------------------------------------------------------------------------------------------------
SHORT
SALES . . . . .  Y                                                               Y           Y              Y         Y
--------------------------------------------------------------------------------------------------------------------------------
PARTICIPATION
INTERESTS                                                                                                   Y
--------------------------------------------------------------------------------------------------------------------------------
SWAP
AGREEMENTS                                                                       Y                          Y
--------------------------------------------------------------------------------------------------------------------------------
WRAP
CONTRACTS
--------------------------------------------------------------------------------------------------------------------------------
INDEXED
SECURITIES. . .  Y         Y                                                     Y
--------------------------------------------------------------------------------------------------------------------------------
STRIP
BONDS                                  Y                   Y                                                Y
--------------------------------------------------------------------------------------------------------------------------------
PUT
BONDS                                  Y         Y                                                          Y
--------------------------------------------------------------------------------------------------------------------------------
PRIVATE
ACTIVITY
AND
INDUSTRIAL
DEVELOPMENT
BONDS                                                                                                       Y
--------------------------------------------------------------------------------------------------------------------------------
CUSTODIAL
RECEIPTS                                                                                                    Y
--------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE
CONTRACT
--------------------------------------------------------------------------------------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES                                                                  Y                                              Y
--------------------------------------------------------------------------------------------------------------------------------
STANDBY
COMMITMENT
AGREEMENTS                                                                                                  Y
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL
SECURITIES                                       Y                     Y
--------------------------------------------------------------------------------------------------------------------------------

                 GARTMORE  NATIONWIDE  NATIONWIDE
                  GLOBAL     SMALL        MID
TYPE OF           HEALTH      CAP         CAP       NATIONWIDE    NATIONWIDE
INVESTMENT       SCIENCES    INDEX       MARKET    INTERNATIONAL     BOND
OR TECHNIQUE                             INDEX         INDEX        INDEX
----------------------------------------------------------------------------
MORTGAGE-
BACKED
SECURITIES                                                        Y
----------------------------------------------------------------------------
STRIPPED
MORTGAGE
SECURITIES                                                        Y
----------------------------------------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS                                                       Y
----------------------------------------------------------------------------
MORTGAGE
DOLLAR
ROLLS                                                             Y
----------------------------------------------------------------------------
ASSET-BACKED
SECURITIES                                                        Y
----------------------------------------------------------------------------
BANK AND/
OR SAVINGS
AND LOAN
OBLIGATIONS . .  Y         Y           Y           Y              Y
----------------------------------------------------------------------------
REPURCHASE
AGREEMENTS. . .  Y         Y           Y           Y              Y
----------------------------------------------------------------------------
DERIVATIVES . .  Y         Y           Y           Y              Y
----------------------------------------------------------------------------
REVERSE
REPURCHASE
AGREEMENTS. . .  Y         Y           Y           Y              Y
----------------------------------------------------------------------------
WARRANTS. . . .  Y
----------------------------------------------------------------------------
FUTURES . . . .  Y         Y           Y           Y              Y
----------------------------------------------------------------------------
OPTIONS . . . .  Y         Y           Y           Y              Y
----------------------------------------------------------------------------
FOREIGN
CURRENCIES. . .  Y                                 Y
----------------------------------------------------------------------------
FORWARD
CURRENCY
CONTRACTS . . .  Y                                 Y
----------------------------------------------------------------------------
BORROWING
MONEY . . . . .  Y         Y           Y           Y              Y
----------------------------------------------------------------------------
LENDING
PORTFOLIO
SECURITIES. . .  Y         Y           Y           Y              Y
----------------------------------------------------------------------------
SHORT
SALES . . . . .  Y         Y           Y           Y              Y
----------------------------------------------------------------------------
PARTICIPATION
INTERESTS
----------------------------------------------------------------------------
SWAP
AGREEMENTS                 Y           Y           Y              Y
----------------------------------------------------------------------------
WRAP
CONTRACTS
----------------------------------------------------------------------------
INDEXED
SECURITIES                 Y           Y           Y              Y
----------------------------------------------------------------------------
STRIP
BONDS
----------------------------------------------------------------------------
PUT
BONDS
----------------------------------------------------------------------------
PRIVATE
ACTIVITY
AND
INDUSTRIAL
DEVELOPMENT
BONDS
----------------------------------------------------------------------------
CUSTODIAL
RECEIPTS
----------------------------------------------------------------------------
NATIONWIDE
CONTRACT
----------------------------------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES
----------------------------------------------------------------------------
STANDBY
COMMITMENT
AGREEMENTS                                                        Y
----------------------------------------------------------------------------
MUNICIPAL
SECURITIES
----------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        5


                                                                           NORTHPOINTE                  GARTMORE
                 GARTMORE  NATIONWIDE  NATIONWIDE    GARTMORE    GARTMORE     SMALL       GARTMORE      INVESTOR      GARTMORE
TYPE OF           LARGE      LARGE       SMALL        MORLEY      MORLEY       CAP        INVESTOR    DESTINATIONS    INVESTOR
INVESTMENT         CAP        CAP         CAP        CAPITAL     ENHANCED     VALUE     DESTINATIONS   MODERATELY   DESTINATIONS
OR TECHNIQUE      VALUE      GROWTH                ACCUMULATION   INCOME                 AGGRESSIVE    AGGRESSIVE     MODERATE
--------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-
BACKED
SECURITIES                                         Y             Y                      Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
STRIPPED
MORTGAGE
SECURITIES                                         Y             Y
--------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS                                        Y             Y                      Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
MORTGAGE
DOLLAR
ROLLS                                              Y             Y                      Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED
SECURITIES                                         Y             Y                      Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
BANK AND/
OR SAVINGS
AND LOAN
OBLIGATIONS . .  Y         Y           Y           Y             Y         Y            Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
REPURCHASE
AGREEMENTS. . .  Y         Y           Y           Y             Y         Y            Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES . .  Y         Y           Y                         Y         Y            Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
REVERSE
REPURCHASE
AGREEMENTS. . .  Y         Y           Y           Y             Y         Y
--------------------------------------------------------------------------------------------------------------------------------
WARRANTS. . . .  Y         Y           Y                                   Y
--------------------------------------------------------------------------------------------------------------------------------
FUTURES . . . .  Y         Y           Y                         Y         Y            Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
OPTIONS . . . .  Y         Y           Y                         Y         Y            Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
FOREIGN
CURRENCIES. . .  Y         Y                                               Y            Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
FORWARD
CURRENCY
CONTRACTS . . .  Y         Y           Y                                   Y            Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
BORROWING
MONEY . . . . .  Y         Y           Y           Y             Y         Y            Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
LENDING
PORTFOLIO
SECURITIES. . .  Y         Y           Y           Y             Y         Y            Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
SHORT
SALES                                                                                   Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
PARTICIPATION
INTERESTS
--------------------------------------------------------------------------------------------------------------------------------
SWAP
AGREEMENTS                 Y                       Y                                    Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
WRAP
CONTRACTS                                          Y             Y                      Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
INDEXED
SECURITIES                                                                              Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
STRIP
BONDS
--------------------------------------------------------------------------------------------------------------------------------
PUT
BONDS
--------------------------------------------------------------------------------------------------------------------------------
PRIVATE
ACTIVITY
AND
INDUSTRIAL
DEVELOPMENT
BONDS
--------------------------------------------------------------------------------------------------------------------------------
CUSTODIAL
RECEIPTS
--------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE
CONTRACT                                                                                Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES                                                                                   Y             Y             Y
--------------------------------------------------------------------------------------------------------------------------------
STANDBY
COMMITMENT
AGREEMENTS
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL
SECURITIES
--------------------------------------------------------------------------------------------------------------------------------

                   GARTMORE                                 GARTMORE
                   INVESTOR      GARTMORE     GARTMORE       GLOBAL
TYPE OF          DESTINATIONS    INVESTOR    MILLENNIUM    TECHNOLOGY    GARTMORE    GARTMORE
INVESTMENT        MODERATELY   DESTINATIONS    GROWTH         AND        EMERGING  INTERNATIONAL   GARTMORE
OR TECHNIQUE     CONSERVATIVE  CONSERVATIVE              COMMUNICATIONS  MARKETS      GROWTH      CONVERTIBLE
-------------------------------------------------------------------------------------------------------------
MORTGAGE-
BACKED
SECURITIES. . .  Y             Y                                         Y         Y
-------------------------------------------------------------------------------------------------------------
STRIPPED
MORTGAGE
SECURITIES
-------------------------------------------------------------------------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS . .  Y             Y
-------------------------------------------------------------------------------------------------------------
MORTGAGE
DOLLAR
ROLLS . . . . .  Y             Y
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED
SECURITIES. . .  Y             Y             Y
-------------------------------------------------------------------------------------------------------------
BANK AND/
OR SAVINGS
AND LOAN
OBLIGATIONS . .  Y             Y             Y           Y               Y         Y              Y
-------------------------------------------------------------------------------------------------------------
REPURCHASE
AGREEMENTS. . .  Y             Y             Y           Y               Y         Y              Y
-------------------------------------------------------------------------------------------------------------
DERIVATIVES . .  Y             Y             Y           Y               Y         Y              Y
-------------------------------------------------------------------------------------------------------------
REVERSE
REPURCHASE
AGREEMENTS                                   Y           Y               Y         Y              Y
-------------------------------------------------------------------------------------------------------------
WARRANTS                                     Y           Y               Y         Y              Y
-------------------------------------------------------------------------------------------------------------
FUTURES . . . .  Y             Y             Y           Y               Y         Y              Y
-------------------------------------------------------------------------------------------------------------
OPTIONS . . . .  Y             Y             Y           Y               Y         Y              Y
-------------------------------------------------------------------------------------------------------------
FOREIGN
CURRENCIES. . .  Y             Y                         Y               Y         Y
-------------------------------------------------------------------------------------------------------------
FORWARD
CURRENCY
CONTRACTS . . .  Y             Y             Y           Y               Y         Y
-------------------------------------------------------------------------------------------------------------
BORROWING
MONEY . . . . .  Y             Y             Y           Y               Y         Y              Y
-------------------------------------------------------------------------------------------------------------
LENDING
PORTFOLIO
SECURITIES. . .  Y             Y             Y           Y               Y         Y              Y
-------------------------------------------------------------------------------------------------------------
SHORT
SALES . . . . .  Y             Y             Y           Y               Y         Y              Y
-------------------------------------------------------------------------------------------------------------
PARTICIPATION
INTERESTS
-------------------------------------------------------------------------------------------------------------
SWAP
AGREEMENTS. . .  Y             Y
-------------------------------------------------------------------------------------------------------------
WRAP
CONTRACTS . . .  Y             Y
-------------------------------------------------------------------------------------------------------------
INDEXED
SECURITIES. . .  Y             Y
-------------------------------------------------------------------------------------------------------------
STRIP
BONDS
-------------------------------------------------------------------------------------------------------------
PUT
BONDS
-------------------------------------------------------------------------------------------------------------
PRIVATE
ACTIVITY
AND
INDUSTRIAL
DEVELOPMENT
BONDS
-------------------------------------------------------------------------------------------------------------
CUSTODIAL
RECEIPTS
NATIONWIDE
CONTRACT. . . .  Y             Y
-------------------------------------------------------------------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES . . . . .  Y             Y
-------------------------------------------------------------------------------------------------------------
STANDBY
COMMITMENT
AGREEMENTS
-------------------------------------------------------------------------------------------------------------
MUNICIPAL
SECURITIES
-------------------------------------------------------------------------------------------------------------

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                                        6


                                                             GARTMORE
                                                           INTERNATIONAL
                                      GARTMORE                 SMALL      GARTMORE  GARTMORE  GARTMORE
TYPE OF          GARTMORE   GARTMORE   GLOBAL                   CAP         U.S.      ASIA     GLOBAL    GARTMORE    GARTMORE
INVESTMENT OR    WORLDWIDE  EUROPEAN    SMALL    GARTMORE     GROWTH       GROWTH   PACIFIC   FINANCIAL   GLOBAL    NATIONWIDE
TECHNIQUE         LEADERS   LEADERS   COMPANIES    OTC                    LEADERS   LEADERS   SERVICES   UTILITIES   LEADERS
------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-
BACKED
SECURITIES                                                                Y
------------------------------------------------------------------------------------------------------------------------------
STRIPPED
MORTGAGE
SECURITIES
------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------------
MORTGAGE
DOLLAR
ROLLS
------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED
SECURITIES                                                                Y
------------------------------------------------------------------------------------------------------------------------------
BANK AND/
OR SAVINGS
AND LOAN
OBLIGATIONS . .  Y          Y         Y          Y         Y              Y         Y         Y          Y          Y
------------------------------------------------------------------------------------------------------------------------------
REPURCHASE
AGREEMENTS. . .  Y          Y         Y          Y         Y              Y         Y         Y          Y          Y
------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES . .  Y          Y         Y          Y         Y              Y         Y         Y          Y          Y
------------------------------------------------------------------------------------------------------------------------------
REVERSE
REPURCHASE
AGREEMENTS. . .  Y          Y         Y          Y         Y              Y         Y         Y          Y          Y
------------------------------------------------------------------------------------------------------------------------------
WARRANTS. . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y          Y
------------------------------------------------------------------------------------------------------------------------------
FUTURES . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y          Y
------------------------------------------------------------------------------------------------------------------------------
OPTIONS . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y          Y
------------------------------------------------------------------------------------------------------------------------------
FOREIGN
CURRENCIES. . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
FORWARD
CURRENCY
CONTRACTS . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
BORROWING
MONEY . . . . .  Y          Y         Y          Y         Y              Y         Y         Y          Y          Y
------------------------------------------------------------------------------------------------------------------------------
LENDING
PORTFOLIO
SECURITIES. . .  Y          Y         Y          Y         Y              Y         Y         Y          Y          Y
------------------------------------------------------------------------------------------------------------------------------
SHORT
SALES . . . . .  Y          Y         Y                                   Y         Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
PARTICIPATION
INTERESTS
------------------------------------------------------------------------------------------------------------------------------
SWAP
AGREEMENTS                                       Y         Y              Y
------------------------------------------------------------------------------------------------------------------------------
WRAP
CONTRACTS
------------------------------------------------------------------------------------------------------------------------------
INDEXED
SECURITIES                                                                                                          Y
------------------------------------------------------------------------------------------------------------------------------
STRIP
BONDS
------------------------------------------------------------------------------------------------------------------------------
PUT
BONDS
------------------------------------------------------------------------------------------------------------------------------
PRIVATE
ACTIVITY
AND
INDUSTRIAL
DEVELOPMENT
BOND
------------------------------------------------------------------------------------------------------------------------------
CUSTODIAL
RECEIPTS
------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE
CONTRACT
------------------------------------------------------------------------------------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES
------------------------------------------------------------------------------------------------------------------------------
STANDBY
COMMITMENT
AGREEMENTS
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL
SECURITIES
------------------------------------------------------------------------------------------------------------------------------

                           GARTMORE
                 GARTMORE    MID      GARTMORE    GARTMORE
TYPE OF           MICRO      CAP     LONG-SHORT  NATIONWIDE
INVESTMENT OR      CAP      GROWTH     EQUITY    PRINCIPAL
TECHNIQUE         EQUITY                PLUS     PROTECTED*
-----------------------------------------------------------
MORTGAGE-
BACKED
SECURITIES                                       G
-----------------------------------------------------------
STRIPPED
MORTGAGE
SECURITIES
-----------------------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS                                      G
-----------------------------------------------------------
MORTGAGE
DOLLAR
ROLLS
-----------------------------------------------------------
ASSET-BACKED
SECURITIES                                       A
-----------------------------------------------------------
BANK AND/
OR SAVINGS
AND LOAN
OBLIGATIONS                Y         Y           A
-----------------------------------------------------------
REPURCHASE
AGREEMENTS. . .  Y         Y         Y           A
-----------------------------------------------------------
DERIVATIVES . .  Y         Y         Y           A
-----------------------------------------------------------
REVERSE
REPURCHASE
AGREEMENTS. . .  Y         Y         Y           G,PG
-----------------------------------------------------------
WARRANTS                   Y                     G, PG
-----------------------------------------------------------
FUTURES . . . .  Y         Y         Y           G, PG
-----------------------------------------------------------
OPTIONS . . . .  Y         Y         Y           G, PG
-----------------------------------------------------------
FOREIGN
CURRENCIES                 Y
-----------------------------------------------------------
FORWARD
CURRENCY
CONTRACTS                  Y
-----------------------------------------------------------
BORROWING
MONEY . . . . .  Y         Y         Y           A
-----------------------------------------------------------
LENDING
PORTFOLIO
SECURITIES. . .  Y         Y         Y           G, PG
-----------------------------------------------------------
SHORT
SALES . . . . .  Y         Y         Y
-----------------------------------------------------------
PARTICIPATION
INTERESTS
-----------------------------------------------------------
SWAP
AGREEMENTS                           Y
-----------------------------------------------------------
WRAP
CONTRACTS
-----------------------------------------------------------
INDEXED
SECURITIES. . .  Y         Y         Y           PG
-----------------------------------------------------------
STRIP
BONDS                                            G, PG
-----------------------------------------------------------
PUT
BONDS
-----------------------------------------------------------
PRIVATE
ACTIVITY
AND
INDUSTRIAL
DEVELOPMENT
BOND
-----------------------------------------------------------
CUSTODIAL
RECEIPTS
-----------------------------------------------------------
NATIONWIDE
CONTRACT
-----------------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES
-----------------------------------------------------------
STANDBY
COMMITMENT
AGREEMENTS
-----------------------------------------------------------
MUNICIPAL
SECURITIES
-----------------------------------------------------------

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                                        7

* The Gartmore Nationwide Principal Protected Fund has an Offering Period, a Guarantee Period, and a Post Guarantee Period and may not invest in all of these investments during each period. For example, during the Offering Period, fund assets will be invested primarily in cash and money market obligations. During the Guarantee Period, The Fund may not be permitted by the terms of the Capital Protection Agreement (as described in the Fund's prospectus) to invest in all the securities and utilize all the techniques described below and in the Fund's prospectus. Therefore, the permissible securities that the Fund may invest in during each period are identified as follows:
     O  =  Offering  Period
     G  =  Guarantee  Period
     PG  =  Post  Guarantee  Period
     A  =  All  Periods

          DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

THE  INDEX  FUNDS

     The Nationwide Small Cap Index Fund, Nationwide S&P 500 Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund will be referred to herein, collectively, as the "Index Funds."

     S&P 500 INDEX FUND. The investment objective of the S&P 500 Index Fund is to seek to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). There can be no assurance that the investment objective of the Fund will be achieved.

     SMALL CAP INDEX FUND. The investment objective of the Small Cap Index Fund is to match the performance of the Russell 2000 Index (the "Russell 2000") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

     MID CAP MARKET INDEX FUND. The investment objective of the Mid Cap Market Index Fund is to match the performance of the Standard & Poor's Mid Cap 400
Index (the "S&P 400") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

     BOND INDEX FUND. The investment objective of the Bond Index Fund is to match the performance of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

     INTERNATIONAL INDEX FUND. The investment objective of the International Index Fund is to match the performance of the Morgan Stanley Capital International EAFE Capitalization Weighted Index (the "EAFE Index") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

     ABOUT INDEXING. The Index Funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, each Index Fund, utilizing essentially a "passive" or "indexing" investment approach, seeks to replicate, before each Fund's expenses (which can be expected to reduce the total return of the Fund), the total return of its respective index.

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                                        8

     INDEXING AND MANAGING THE FUNDS. Each Index Fund will be substantially invested in securities in the applicable index, and will invest at least 80% of its net assets in securities or other financial instruments which are contained in or correlated with securities in the applicable index (equity securities, in the case of the Small Cap Index Fund, Mid Cap Market Index Fund and International Index Fund, S&P 500 Index Fund, and fixed-income securities in the case of the Bond Index Fund).

     Because each Index Fund seeks to replicate the total return of its respective index, Fund Asset Management, L.P. (FAM), subadviser to each Index Fund, generally will not attempt to judge the merits of any particular security as an investment but will seek only to replicate the total return of the securities in the relevant index. However, FAM may omit or remove a security which is included in an index from the portfolio of an Index Fund if, following objective criteria, FAM judges the security to be insufficiently liquid, believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions, or determines that the security is no longer useful in attempting to replicate the total return of the index.

     FAM may acquire certain financial instruments based upon individual securities or based upon or consisting of one or more baskets of securities (which basket may be based upon a target index). Certain of these instruments may represent an indirect ownership interest in such securities or baskets. Others may provide for the payment to an Index Fund or by an Index Fund of amounts based upon the performance (positive, negative or both) of a particular security or basket. FAM will select such instruments when it believes that the use of the instrument will correlate substantially with the expected total return of a target security or index. In connection with the use of such instruments, FAM may enter into short sales in an effort to adjust the weightings of particular securities represented in the basket to more accurately reflect such securities, weightings in the target index.

     The ability of each Index Fund to satisfy its investment objective depends to some extent on FAM's ability to manage cash flow (primarily from purchases and redemptions and distributions from the Fund's investments). FAM will make investment changes to an Index Fund's portfolio to accommodate cash flow while continuing to seek to replicate the total return of the Series' target index. Investors should also be aware that the investment performance of each index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, and any incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Funds. Finally, since each Index Fund seeks to replicate the total return of its target index, FAM generally will not attempt to judge the merits of any particular security as an investment.

     Each Index Fund's ability to replicate the total return of its respective index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Index Fund, taxes (including foreign withholding taxes, which will affect the International Index Fund and the Bond Index Fund due to foreign tax withholding practices), and changes in either the composition of the index or the assets of an Index Fund. In addition, each Index Fund's total return will be affected by incremental operating costs (e.g., investment advisory, transfer agency, accounting) that will be borne by the Fund. Under normal circumstances, it is anticipated that each Index Fund's total return over periods of one year and longer will, on a gross basis and before taking into account Fund expenses be within 10 basis points for the S&P 500 Index Fund (a basis point is one one-hundredth of one percent (0.01%)), 100 basis points for the Small Cap Index Fund, 150 basis points for the Mid Cap Market Index Fund, 50 basis points for the International Index Fund, and 50 basis points for the Bond Index Fund, of the total return of the applicable indices. There can be no assurance, however, that these levels of correlation will be achieved. In the event that this correlation is not achieved over time, the Trustees will consider alternative strategies for the Funds.

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                                        9

THE  INVESTOR  DESTINATIONS  FUNDS

     Each of the Investor Destinations Funds is a "fund of funds," which means that each Fund invests primarily in other mutual funds. The Prospectus for the Investor Destinations Funds discusses the investment objectives and strategies for each Investor Destinations Fund and explains the types of underlying mutual funds (the "Underlying Funds") that each Investor Destinations Fund may invest in. Underlying Funds invest in stocks, bonds and other securities and reflect varying amounts of potential investment risk and reward. Each of the Investor Destinations Funds allocates its assets among the different Underlying Funds and
- except for the Aggressive Fund currently - the Nationwide contract (described in more detail below). Periodically, each Investor Destinations Fund will adjust its asset allocation within predetermined ranges to ensure broad diversification and to adjust to changes in market conditions. However, as a general matter, there will not be large, sudden changes in an Investor Destinations Fund's asset allocation.

     The following is a list of the mutual funds that are part of the Trust (the "Gartmore Mutual Funds") in which the Investor Destinations Funds may currently invest. This list may be updated from time to time and may be supplemented with funds that are not part of the Gartmore Mutual Funds. Each of the Funds is described in this SAI and their respective Prospectuses.

-    Nationwide  International  Index  Fund
-    Nationwide  Small  Cap  Index  Fund
-    Nationwide  Mid  Cap  Market  Index  Fund
-    Nationwide  Bond  Index  Fund
-    Nationwide  S&P  500  Index  Fund
-    Gartmore  Morley  Enhanced  Income  Fund
-    Gartmore  Money  Market  Fund

INFORMATION  CONCERNING  DURATION

     Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of "term to maturity" or "average dollar weighted maturity" as measures of "volatility" or "risk" associated with changes in interest rates. Duration incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.

     Most debt obligations provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

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                                       10

     Traditionally, a debt security's "term-to-maturity" has been used as a measure of the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity "weighted" according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

     There are some situations where the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, a Fund's investment adviser or subadviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio duration.

     The change in market value of U.S. government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

DEBT  OBLIGATIONS

     Debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations when due ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).

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                                       11

     RATINGS AS INVESTMENT CRITERIA. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor Services ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of a Fund's adviser or subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

     Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund's adviser or subadviser will consider such events in its determination of whether the Fund should continue to hold the securities.

     In addition, to the extent that the ratings change as a result of changes in an NRSRO or its rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

     MEDIUM-QUALITY SECURITIES. Certain Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

     LOWER QUALITY (HIGH-RISK) SECURITIES. Non-investment grade debt or lower quality/rated securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch IBCA Information Services, Inc. ("Fitch"), (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

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                                       12

     EFFECT OF INTEREST RATES AND ECONOMIC CHANGES. Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities also because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

     As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.

     PAYMENT EXPECTATIONS. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.

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                                       13

     LIQUIDITY AND VALUATION. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund's asset value and ability to dispose of particular securities, when necessary to meet such Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

     U.S. GOVERNMENT SECURITIES. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;

- the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;

- the Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives;

- the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), whose securities are supported only by the credit of such agencies and are not guaranteed by the U.S. government. However, the Secretary of the Treasury has the authority to support FHLMC and FNMA by purchasing limited amounts of their respective obligations.

Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund purchases the principal portion of STRIPS, the Fund will not receive regular interest payments. Instead STRIPs are sold at a deep discount from their face value. Because the principal portion of the STRIPs do not pay current income, its price can be volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIPs' purchase price and its face value.

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                                       14

     MORTGAGE AND ASSET-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities come in different forms. The simplest form of mortgage-backed securities are pass-through certificates. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage-backed securities issued by private lenders maybe supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, overcollateralization, or guarantees by third parties.

     Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit enhancement falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

     The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

     Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

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                                       15

     Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

     The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

     Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

     There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

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     Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND MULTICLASS PASS-THROUGH SECURITIES. CMOs are a more complex form of mortgage-backed security in that they are multi-class debt obligations which are collaterized by mortgage loans or pass-through certificates. As a result of changes prompted by the 1986 Tax Reform Act, most CMOs are today issued as Real Estate Mortgage Investment Conduits ("REMICs"). From the perspective of the investor, REMICs and CMOs are virtually indistinguishable. However, REMICs differ from CMOs in that REMICs provide certain tax advantages for the issuer of the obligation. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (collectively hereinafter referred to as "Mortgage Assets"). Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities.

     Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

     In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

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     A Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

     STRIPPED MORTGAGE SECURITIES. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

     Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a NRSRO.

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     In addition to the stripped mortgage securities described above, certain Funds may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Such Funds may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. See "Additional General Tax Information For All Funds" in this Statement of Additional Information.

     A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

     PRIVATE ACTIVITY AND INDUSTRIAL DEVELOPMENT BONDS. Private activity and industrial development bonds are obligations issued by or on behalf of public authorities to raise money to finance various privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking, and sewage and solid waste disposal facilities, as well as certain other facilities or projects. The payment of the principal and interest on such bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

     PUT BONDS. "Put" bonds are securities (including securities with variable interest rates) that may be sold back to the issuer of the security at face value at the option of the holder prior to their stated maturity. The Fund's adviser or a subadviser intends to purchase only those put bonds for which the put option is an integral part of the security as originally issued. The option to "put" the bond back to the issuer prior to the stated final maturity can cushion the price decline of the bond in a rising interest rate environment. However, the premium paid, if any, for an option to put will have the effect of reducing the yield otherwise payable on the underlying security. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar weighted average maturity of a Fund holding such securities, the Fund will consider "maturity" to be the first date on which it has the right to demand payment from the issuer.

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     BRADY BONDS. Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as "Brady Bonds." Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund's adviser or subadviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the adviser or the subadviser's expectations with respect to Brady Bonds will be realized.

     Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. The U.S. Treasury bonds purchased as collateral for such Brady Bonds are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the fact amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

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     MUNICIPAL SECURITIES. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal securities, only if the interest paid thereon is exempt from federal taxes. The Gartmore Tax-Free Income Fund will invest primarily in municipal securities. In addition, the Gartmore Money Market Fund may invest in municipal securities whether or not the interest paid is tax exempt as long as the securities are acceptable investments for money market funds.

     Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Gartmore Tax-Free Income Fund may invest in other types of tax-exempt instruments, such as municipal bonds, private activity bonds, and pollution control bonds.

     Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

     The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. The Gartmore Tax-Free Income Fund may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

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     An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

     STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest paying securities of comparable maturity.

     CUSTODIAL RECEIPTS. Certain Funds may acquire U.S. government securities and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government securities for federal tax and securities purposes. In the case of CATS and TIGRs, the Internal Revenue Service ("IRS") has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Funds. CATS and TIGRs are not considered U.S. government securities by the Staff of the Securities and Exchange Commission (the "SEC"), however. Further, the IRS conclusion is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Funds. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

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MONEY  MARKET  INSTRUMENTS

     Money  market  instruments  may include the following types of instruments:

     - obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

     - obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

     - obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;

     - asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any NRSRO;

     -  repurchase  agreements;

     -  bank  or  savings  and  loan  obligations;

     - commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by foreign governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

     - bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.

     - high quality short-term (maturity in 397 days or less) corporate obligations, rated within the top two rating categories by an NRSRO or, if not rated, deemed to be of comparable quality by the applicable adviser or subadviser.

     - extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes may be considered illiquid, particularly during the extension period, and if the extendable commercial notes are determined to be illiquid, the Gartmore Money Market Fund will be limited to holding no more than 10% of its net assets in these and any other illiquid securities.

     - unrated short term (maturing in 397 days or less) debt obligations that are determined by a Fund's adviser to be of comparable quality to the securities described above.

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EXTENDABLE  COMMERCIAL  NOTES

     The  Gartmore  Money  Market Fund may invest in extendable commercial notes
(ECNs). ECNs may serve as an alternative to traditional commercial paper investments. ECNs are corporate notes which are issued at a discount and structured such that, while the note has an initial redemption date (the initial redemption date is no more than 90 days from the date of issue) upon which the notes will be redeemed, the issuer on the initial redemption date may extend the repayment of the notes for up to 397 days from the date of issue without seeking noteholder consent. In the event the ECN is redeemed by the issuer on its initial redemption date, investors receive a premium step-up rate, which is based on the ECNs rating at the time. If the notes are not redeemed on the initial redemption date, they will bear interest from the initial redemption date to the maturity date of the note at a floating rate of interest (this interest serves as a penalty yield for the issuer and a premium paid to the investor).

     The ability of the issuer to exercise its option to extend the ECN beyond the initial redemption date can expose investors to interest rate risks, liquidity risks, credit risks and mark-to-market risks. Proponents of ECNs, however, argue that the punitive interest rate which applies if the ECN is extended beyond its initial redemption date will discourage issuers from extending the notes. Proponents further argue that the reputation risk associated with the decision to extend an ECN obligation will prevent issuers from extending the notes, provided that the issuer is not in extreme financial distress. The Money Market Fund will perform due diligence from both a credit and portfolio structure perspective before investing in ECNs.

WRAP  CONTRACTS

     The Gartmore Morley Capital Accumulation Fund enters into wrap contracts for the purpose of attempting to maintain a constant net asset value ("NAV") of $10.00 per share and the Gartmore Morley Enhanced Income Fund may cover certain assets of the Fund with wrap contracts in order to reduce the volatility of the Fund's NAV. A wrap contract is a contract between a Fund and a financial institution such as a bank, insurance company or other financial institution (a "wrap provider"), under which the wrap provider agrees to make payments to the Fund upon the occurrence of certain events. By purchasing wrap contracts, the Funds expect to reduce fluctuations in NAV per share because, under normal circumstances, the value of the Funds' wrap contracts will vary inversely with the value of their respective assets that are covered by the contracts ("covered assets"). For example, when the market value of covered assets falls below "book value" (essentially the purchase price of covered assets plus interest on the assets accrued at the crediting rate specified under the wrap contract) wrap contracts will be assets of a Fund with a value equal to the difference between the book and market values. Similarly, when the market value of covered assets is greater than their book value, wrap contracts will become a liability of a Fund equal to the amount by which the market value of covered assets exceeds their book value. In this manner, under normal conditions wrap contracts are expected to reduce the impact of interest rate risk on covered assets and, hence, the market price variability of a Fund.

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     The Funds will pay premiums to wrap providers for wrap contracts, and these premiums will be an ongoing expense of the Funds. Wrap contracts obligate wrap providers to make certain payments to the Funds in exchange for payment of premiums. Payments made by wrap providers as provided by wrap contracts are intended to enable the Funds to make redemption payments at the current book value of covered assets rather than at the current market price. Wrap contract payments may be made when assets are sold to fund redemption of shares, upon termination of wrap contracts, or both. Some of the wrap contracts will not pay a fund at all unless all assets have been sold to fund redemption of shares. Payments are based on the book value of wrap contracts, and are normally equal to the sum of (i) the accrued or amortized purchase price of covered assets, minus (ii) the sale price of covered assets liquidated to fund share redemptions, plus (iii) interest accrued at a crediting rate, computation of which is specified in the wrap contracts. The crediting rate is the yield on the covered assets, adjusted to amortize the difference between market value and book value over the duration of the covered assets, less wrap contract premiums and Fund expenses. Wrap contracts typically provide for periodic reset of crediting rates. A typical wrap contract provides for adjustment of the crediting rate under various circumstances, such as if there is a default on any of the Fund's assets covered by the wrap contract or as the difference between the market value and the book value of the covered assets otherwise varies. The crediting rate may also change due to increases and decreases in the amount of covered assets attributable to purchases or certain redemptions of Fund shares. The impact of these circumstances depends on whether the market value of the covered assets is higher or lower than the assets' book value. The crediting rate under a wrap contract will not fall below zero.

     If the market value of covered assets is higher than their book value, the crediting rate will ordinarily be higher than the yield on the covered assets. In this situation, cash from purchases of Fund shares will tend to lower the crediting rate and, thus, the Fund's return; conversely, redemptions of Fund shares will tend to increase the crediting rate and the Fund's return. If the market value of covered assets is lower than their book value, the crediting rate will ordinarily be lower than the yield on the covered assets. In this situation, cash from purchases of Fund shares will tend to increase crediting rate and the Fund's return; conversely, redemptions of Fund shares will tend to decrease the crediting rate and the Fund's return. Crediting rates reflect the amortization of realized and unrealized gains and losses on covered assets and, in consequence, may not reflect the actual returns achieved on the wrapped assets. From time to time crediting rates may be significantly greater or less than current market interest rates, although wrap contracts generally provide that crediting rates may not fall below zero.

     The Funds will normally hold one to three percent of their assets as cash or cash equivalents which can be sold close to book value to fund redemption requests. If circumstances arise that require the Funds to liquidate assets other than cash, and if the fair market value of those other assets is less than their book value, a wrap contract will, under normal circumstances, obligate the wrap provider to pay the Fund all or some of the difference. However, if the market value of assets being liquidated exceeds the corresponding book value, the Funds would be obligated to pay all or some of the difference to the wrap provider. Generally, wrap contract payments will be made within one day after a Fund requests a payment. If more than one wrap contract applies to covered assets which have been liquidated, payment requests will be allocated among wrap contracts as specified in each wrap contract.

     Wrap contracts may require that covered assets be limited as to duration or maturity, consist of specified types of securities, and/or be at or above a specified credit quality. Wrap contracts purchased by the Funds will be consistent with their investment objectives and policies as set forth in the Prospectus and this SAI for each, although in some cases wrap contracts may require more restrictive investment objectives and policies. Wrap contracts may also allow providers to terminate their contracts if a Fund changes its investment objectives, policies and restrictions as set forth in the respective Prospectuses and this SAI without having obtained the consent of the wrap providers. In the event of termination by a wrap provider, a Fund may not be able successfully to replace contract coverage with another provider.

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     Wrap contracts may mature on specified dates and may be terminable upon notice by the Funds or in the event of a default by either the Funds or the wrap provider. "Evergreen" wrap contracts specify no maturity date. They allow either the Funds or a provider to terminate the wrap contract through a fixed maturity conversion. Under a fixed maturity conversion the wrap contract will terminate on a future date which is generally determined by adding the duration of covered assets to a date elected by the party seeking to terminate the contract. For example, if the date elected is January 1, 2002, and the duration of covered assets is 3 years, the wrap contract will terminate as of January 1, 2005. In addition, during the conversion period, the Funds may be required to comply with certain restrictions on covered assets, such as limitation of their duration to the remaining term of the conversion period.

     Generally, at termination of a wrap contract, the wrap provider will be obligated to pay the Fund any excess of book value over market value of covered assets. However, if a wrap contract terminates because of a default by a Fund or upon election by the Fund (other than through a fixed maturity conversion), no such payment is made.

     As described above, the Gartmore Morley Capital Accumulation Fund intends to utilize wrap contacts in order to maintain a stable net asset value of $10.00. However, in order to satisfy tax requirements that the Fund distribute substantially all of its investment company taxable income, the Fund may be required to pay out an additional annual distribution of any excess amounts of taxable income not previously distributed in dividends. If such an annual distribution is required, the Board of Trustees may act to try to maintain a stable net asset value by declaring a reverse split of the Fund's shares. The reverse split will be in an amount that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of the distribution, to remain the same as before the distribution was paid and will not affect the total value of the shareholder's shares.

     RISKS ASSOCIATED WITH WRAP CONTRACTS. The Gartmore Morley Capital Accumulation Fund expects wrap contracts to enable it to maintain the price of the Fund at $10.00 per share. The Gartmore Morley Enhanced Income Fund expects that it will utilize wrap contracts to maintain some of the Fund's assets at stable book value. However, there are certain risks associated with the use of wrap contracts that could impair a Fund's ability to achieve this objective.

     The Fund's wrap contracts typically will cause the Fund's yield to rise and Fall more slowly when interest rates change than the yield of a conventional bond or money market fund, so the Fund's yield may not reflect current market rates. Also, purchases and redemptions by Fund shareholders may increase or decrease the "crediting rate," the rate of return on the portion of the Fund covered by wrap contracts, which may increase or decrease the Fund's yield. Under extreme circumstances, the crediting rate, and thus the Fund's yield, could be reduced to zero for an extended period. Because of these adjustments to the crediting rate, a Fund shareholder may realize more or less than the actual investment return on the Fund's covered assets. Under certain circumstances the Fund may be obligated under the wrap contracts to maintain a high percentage of its assets in short-term investments or cash, which would result in reduced income for the Fund.

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     The Fund may not be able to maintain a constant share price if any governmental or self-regulatory authority determines that it is not appropriate to value wrap contracts as the difference between the market value Fund's covered assets and their book value or if the Fund's Board of Trustees determines that such valuation is not appropriate.

     If a wrap contract matures or terminates, the Funds may be unable to obtain a replacement wrap contract or a wrap contract with terms substantially similar those of the maturing or terminating agreement. If at the time the market value of covered assets is less than their book value, the Funds may be required to reduce their respective NAVs accordingly. Likewise, if the market value of the covered assets is greater than their book value, a Fund's NAV may increase. In either case, Fund shareholders may experience unexpected fluctuations in the value of their shares. Further, if new wrap contracts are negotiated on less favorable terms than those of the contracts being replaced, such as higher wrap premiums, the net returns of the Funds may be negatively affected.

     The Trust's Board of Trustees has established policies and procedures governing valuation of these instruments which it believes in good faith accurately reflect the value of each such Fund's wrap contracts. Other fair and reasonable valuation methodologies may be utilized in certain circumstances including, but not limited to, (1) default by a wrap provider under a wrap contract or other agreement; (2) insolvency of a wrap provider; (3) reduction of the credit rating of a wrap provider; or (4) any other situation in which the Board of Trustees, or its delegate, determines that a wrap provider may no longer be able to satisfy its obligations under a wrap contract. In any such case, the fair value of any wrap contract may be determined to be less than the difference between book value and the market value of covered assets. In these situations a Fund may experience variability in its NAV per share.

     Wrap Contracts do not protect the Funds from the credit risk of covered assets. Defaults by issuers of covered assets or downgrades in their credit rating to below investment grade status will generally cause those assets to be removed from coverage under wrap contracts, in which event a Fund may experience a decrease in NAV.

     Currently, there is no active trading market for wrap contracts, and none is expected to develop. The Funds may therefore be unable to liquidate wrap contracts within seven days at fair market value, in which case the wrap contracts will be considered illiquid. At the time of their purchase, the fair market value of a Fund's wrap contracts, plus the fair market value of all other illiquid assets in the Fund, may not exceed fifteen percent (15%) of the fair market value of the Fund's net assets. If the fair market value of illiquid assets including wrap contracts later rises above 15% of the fair market value of a Fund's net assets, the price volatility of the Fund's shares may increase as the Fund acts to reduce the percentage of illiquid assets to a level that does not exceed 15% of the Fund.

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REPURCHASE  AGREEMENTS

     In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the SEC to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund's adviser or subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

BANK  OBLIGATIONS

     Bank obligations that may be purchased by the Funds include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

     Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.

     EURODOLLAR AND YANKEE OBLIGATIONS. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

     Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

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WHEN-ISSUED  SECURITIES  AND  DELAYED-DELIVERY  TRANSACTIONS

     When securities are purchased on a "when-issued" basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

     When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account.
Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of its adviser or subadviser to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceed 25% of the value of its total assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

STANDBY  COMMITMENT  AGREEMENTS

     These agreements commit a Fund, for a stated period of time, to purchase a stated amount of fixed income securities that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. Funds enter into such agreements for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to the Fund.

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     There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

     The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of a Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

LENDING  PORTFOLIO  SECURITIES

     Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 102% (105% for non- U.S. securities) of the current market value of the securities loaned. By lending its portfolio securities, a Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, a Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

     The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund's board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

INDEXED  SECURITIES

     Certain Funds may invest in securities whose potential return is based on the change in particular measurements of value or rates (an "index"). As an illustration, the Funds may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index.

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SMALL  COMPANY  AND  EMERGING  GROWTH  STOCKS

     Investing in securities of small-sized, including micro-capitalization companies and emerging growth companies, may involve greater risks than investing in the stocks of larger, more established companies, including possible risk of loss. Also, because these securities may have limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices.
Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.

SPECIAL  SITUATION  COMPANIES

     "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The adviser or subadviser of such a Fund believes, however, that if it analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN  SECURITIES

     Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

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     Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

     INVESTMENT IN COMPANIES IN DEVELOPING COUNTRIES. Investments may be made from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

     The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

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     Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

     Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply

     Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

     Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

     DEPOSITARY RECEIPTS. A Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S.
securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

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     A Fund may invest in depositary receipts through "sponsored" or "unsponsored" facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

     A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

     Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

     FOREIGN SOVEREIGN DEBT. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

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FOREIGN  COMMERCIAL  PAPER

     A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper for hedging purposes only, not for speculation. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

REAL  ESTATE  INVESTMENT  TRUSTS

     Although no Fund will invest in real estate directly, certain Funds may invest in securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

     REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of Internal Revenue Code, as amended (the "Code").

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CONVERTIBLE  SECURITIES

     Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged.
Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

     A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, some convertible securities are rated below investment grade or are not rated, depending on the general creditwothiness of the issuer.

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     Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations then conventional convertible securities.

WARRANTS

     Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

PREFERRED  STOCK

     Preferred stocks, like some debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

SHORT  SELLING  OF  SECURITIES

     In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

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     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale. Whether a Fund will be successful in utilizing a short sale will depend, in part, on a Fund's adviser's or subadviser's ability to correctly predict whether the price of a security it borrows to sell short will decrease

     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

     A Fund may also engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

RESTRICTED,  NON-PUBLICLY  TRADED  AND  ILLIQUID  SECURITIES

     A  Fund  may  not  invest  more than 15% (10% for the Gartmore Money Market
Fund) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

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     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

     Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's adviser or subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Fund's level of illiquidity may increase.

     Some Funds may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

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     The applicable subadviser or adviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     PRIVATE PLACEMENT COMMERCIAL PAPER. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as an accredited investor.

     Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the Fund's adviser or subadviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

BORROWING

     A Fund may borrow money from banks, limited by SEC rules to 33-1/3% of its total assets (including the amount borrowed), and may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing. In addition, a Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. Except the Gartmore High Yield Bond Fund, Gartmore Morley Enhanced Income Fund, Gartmore U.S. Growth Leaders Fund, Gartmore Value Opportunities Fund, the Index Funds and the Investor Destinations Funds, a Fund will not purchase securities when bank borrowings exceed 5% of such Fund's total assets, except that a Fund may purchase securities during such time to the extent only that the Fund's receivables for securities sold exceeds the amount of such borrowings at the time of purchase.

     Each Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Funds have established a line-of-credit ("LOC") with their custodian by which they may borrow for temporary or emergency purposes. The Funds intend to use the LOC to meet large or unexpected redemptions that would otherwise force a Fund to liquidate securities under circumstances which are unfavorable to a Fund's remaining shareholders.

     LEVERAGE AND THE INDEX FUNDS. The use of leverage by an Index Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on an Index Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to a Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, FAM in its best judgment nevertheless may determine to maintain a Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

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     Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede FAM from managing a Fund's portfolio in accordance with the Fund's investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

     A Fund at times may borrow from affiliates of FAM, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

DERIVATIVE  INSTRUMENTS

     A Fund's adviser or subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts, swaps and structured contracts, to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

     Derivatives generally have investment characteristics that are based upon either forward currency contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

     The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

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     SPECIAL RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

     (1) Successful use of most of these instruments depends upon a Fund's adviser's or subadviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

     (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.

     (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund's adviser or subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.

     (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

     For a discussion of the federal income tax treatment of a Fund's derivative instruments, see "Additional General Tax Information For All Funds" below.

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     OPTIONS. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted, Non-Publicly Traded and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

     The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

     A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

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     If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

     A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

     The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

     Transactions using OTC options (other than purchased options) expose a Fund to counter party risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     SPREAD TRANSACTIONS. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

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     FUTURES CONTRACTS. Certain Funds may enter into futures contracts, including interest rate, index, and currency futures and purchase and write
(sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund's adviser or a subadviser believes it is more advantageous to a Fund than is purchasing the futures contract.

     To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.

     A Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

     A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

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     No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls.
These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

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     STRUCTURED PRODUCTS. A Fund may use structured products to hedge its portfolio. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

     With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities. See also, "Description Of Portfolio Instruments And Investment Policies - Restricted, Non-Publicly Traded and Illiquid Securities."

     SWAP AGREEMENTS. A Fund may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from one or more days to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. "Total return swaps" are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

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     The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund's adviser's or subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.

     A Fund will enter swap agreements only with counterparties that a Fund's adviser or subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

     FOREIGN CURRENCY-RELATED DERIVATIVE STRATEGIES - SPECIAL CONSIDERATIONS. A Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund's securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

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     The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

     Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund's adviser or subadviser believes a liquid secondary market will exist for a particular option at any specific time.

FORWARD  CURRENCY  CONTRACTS

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

     At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

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     CURRENCY HEDGING. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund's investments denominated in that currency over time.

     A decline in the dollar value of a foreign currency in which a Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

     A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

SECURITIES  OF  INVESTMENT  COMPANIES

     To the extent permitted by the 1940 Act, a Fund may generally invest up to 10% of its total assets, calculated at the time of investment, in the securities of other investment companies. No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. However, as described above, each of the Investor Destinations Funds may invest up to 100% of its assets in other investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

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     SPDRS AND OTHER EXCHANGE TRADED FUNDS. A Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs") and in shares of other exchange traded funds (collectively, "ETFs"). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor's Index such as the S&P 500. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs' performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis.

     ETF's, including SPDRs, are not actively managed. Rather, an ETF's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF was not fully invested in such securities. Because of this, an ETF's price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF.

FLOATING  AND  VARIABLE  RATE  INSTRUMENTS

     Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

     Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

     Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund's adviser or subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

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     A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

ZERO COUPON SECURITIES, PAY-IN-KIND BONDS ("PIK BONDS") AND DEFERRED PAYMENT SECURITIES

     Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

     Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund's limitation on investments in illiquid securities.

LOAN  PARTICIPATIONS  AND  ASSIGNMENTS

     Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the applicable subadviser to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

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     A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

     In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

MORTGAGE  DOLLAR  ROLLS  AND  REVERSE  REPURCHASE  AGREEMENTS

     A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see "Borrowing"). When required by guidelines of the SEC, a Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

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     Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Funds. (See "Borrowing")

     Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund's adviser or subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

THE  NATIONWIDE  CONTRACT

     Each of the Investor Destinations Series (except the Gartmore Investor Destinations Aggressive Fund) currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company ("Nationwide"). This contract has a stable principal value and will pay each such Fund a fixed rate of interest. The fixed interest rate must be at least 3.50%, but may be higher. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because the contract is guaranteed by Nationwide, assuming no default, the Funds receive no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Fund's performance may be hurt by its investment in the Nationwide Contract, GMF believes that the stable nature of the Nationwide Contract should reduce a Fund's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

ADDITIONAL  INFORMATION  CONCERNING  THE  INDICES

     RUSSELL 2000. The Small Cap Index Fund is not promoted, sponsored or endorsed by, not in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Index Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

     Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000 Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

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     Frank Russell Company's publication of the Russell 2000 Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell 2000 is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell 2000 or any data included in the Russell 2000. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the Russell 2000 or any data included therein, or any security (or combination thereof) comprising the Russell 2000. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty, or any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell 2000 or any data or any security (or combination thereof) included therein.

     EAFE INDEX. The EAFE Index is the exclusive property of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The EAFE Index is a service mark of Morgan Stanley Group Inc.

     The International Index Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of shares of the International Index Fund or any member of the public regarding the advisability of investing in securities generally or in the International Index Fund particularly or the ability of the EAFE Index to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the EAFE Index. Morgan Stanley has no obligation to take the needs of the International Index Fund or the owners of shares of the International Index Fund into consideration in determining, composing or calculating the EAFE Index.
Morgan Stanley is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the International Index Fund to be issued or in the determination or calculation of the equation by which the shares of the International Index Fund and are redeemable for cash. Morgan Stanley has no obligation or liability to owners of shares of the International Index Fund in connection with the administration, marketing or trading of the International Index Fund.

     Although Morgan Stanley shall obtain information for inclusion in or for use in the calculation of the EAFE Index from sources which Morgan Stanley considers reliable, Morgan Stanley does not guarantee the accuracy and/or the completeness of the EAFE Index or any data included therein. Morgan Stanley makes no warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of shares of the International Index Fund, or any other person or entity from the use of the EAFE Index or any data included therein in connection with the rights licensed hereunder or for any other use. Morgan Stanley makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the EAFE Index or any data included therein. Without limiting any of the foregoing, in no event shall Morgan Stanley have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

     S&P 500 INDEX AND S&P 400 INDEX. The Trust, on behalf of the S&P 500 Index Fund, has entered into a licensing agreement which authorizes the Fund to use the trademarks of the McGraw-Hill Companies, Inc.

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     Standard & Poor's 500, S&P 500 , Standard & Poor's 400, and S&P 400 are trademarks of The McGraw-Hill Companies, Inc. The S&P 500 Index Fund and the Mid Cap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc.("S&P"). S&P makes no representation or warranty, expressed or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index or the S&P 400 Index to track general stock market performance. S&P's only relationship to the Funds or the applicable adviser is the licensing of certain trademarks and trade names of S&P and of the S&P 500 and S&P 400 indices which are determined, composed and calculated by S&P without regard to the Funds. S&P has no obligation to take the needs of the Funds or their shareholders into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indices. S&P is not responsible for or has not participated in the determination of the prices and amount of the Funds' shares or the timing of the issuance or sale of Fund shares or in the determination or calculation of the equation by which Fund shares are redeemed. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds. S&P does not guarantee the accuracy makes no warranty, expressed or implied as to the results to be obtained by the Funds, shareholders of the Funds, or any other person or entity from the use of the S&P 500 or S&P 400 Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P 500 and S&P 400 Indices have any liability for any special, punitive, indirect, or consequential damages, including lost profits even if notified of the possibility of such damages.

CAPITAL  PROTECTION  AGREEMENT  (FOR THE GARTMORE NATIONWIDE PRINCIPAL PROTECTED
FUND)

     The Gartmore Nationwide Principal Protected Fund has entered into a Capital Protection Agreement with AIG Financial Products Corp. (the "Capital Protection Provider"), in order to help ensure that the Fund will be able to redeem any shareholder's account on the Guarantee Maturity Date at no less than the Guaranteed Amount. The Guaranteed Amount is the initial value of the investor's account at the beginning of the Guarantee Period. The Guaranteed Amount may be reduced under some circumstances described below. An investor's initial purchase amount will also be decreased by any initial sales charges paid to determine the investor's Guaranteed Amount. To receive the full Guaranteed Amount at the end of the Guarantee Period, an investor must automatically reinvest all dividends and distributions received from the Fund and redeem no shares. In addition to reductions in the Guaranteed Amount caused by redemptions or taking your dividends or distributions in cash, an investor's Guaranteed Amount may be reduced by:

- any extraordinary expenses incurred by the Fund that are not covered by the Capital Protection Agreement (including, for example, legal fees or other costs of litigating a claim brought against the Fund); and

- any reduction in the Fund's net assets because the Fund, Gartmore Mutual Fund Capital Trust (GMF) (the Fund's investment adviser) or its other service providers do not perform as required under the Capital Protection Agreement.

     Although the Fund never restricts your ability to redeem your shares or to take dividends or distributions in cash instead of reinvesting them, you will be reducing or eliminating the benefit of the Capital Protection if you do so during the Guarantee Period. As a result, shareholders who redeem during the Guarantee Period will bear the cost of the Capital Protection Agreement without receiving any corresponding benefit.

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     Under the Capital Protection Agreement, if the assets of the Fund do not meet certain requirements or certain other conditions occur (including noncompliance with the certain agreed upon investment parameters) prior to the Guarantee Maturity Date (each, a "Trigger Event", as further described below), a "Zero Coupon Investment Period" may begin and the Fund may be required to liquidate its assets in both the Total Return Component (primarily equity securities) and the Protection Component (primarily high quality debt securities, which may include a high proportion of zero coupon securities) other than certain zero coupon U.S. Treasury securities it then holds, and will pay the proceeds of that liquidation to the Capital Protection Provider. In exchange for those proceeds, the Capital Protection Provider will deliver to the Fund zero coupon U.S. Treasury securities with a face amount that, together with the face amount of any zero coupon U.S. Treasury securities then held by the Fund, equals at least the aggregate Guaranteed Amount. If the Fund moves into a Zero Coupon Investment Period, the Fund will be required to hold zero coupon U.S. Treasury securities to maturity except to the extent that they need to be sold to cover shareholder redemptions and Fund expenses. At the end of the Guarantee Period, the Fund will inform the Capital Protection Provider whether the Fund's net assets are sufficient to pay the aggregate Guaranteed Amounts to the remaining shareholders. If there are not sufficient assets at that time and assuming that the Fund's assets have not been reduced by causes other than fluctuations in the market value of the Fund's assets or by redemptions from the Fund, the Capital Protection Provider will then pay to the Fund an amount of cash that, together with the available cash held by the Fund, equals the aggregate Guaranteed Amount.

     While the Capital Protection Agreement will protect the Fund from any reductions in the Fund's net asset value that are attributable to fluctuations in the market value of the Fund's assets, other reductions including, without limitation, those reductions attributable to acts or omissions of the Fund, GMF or their representatives that constitute negligence, recklessness, bad faith or willful misconduct, or to failures to comply with the Fund Allocation Conditions (conditions which determine the allocation from time to time of the Fund's assets between the Total Return Component and the Protection Component) or the Investment Management Guidelines (investment guidelines that determine the separate composition of each of the Total Return Component and the Protection Component, including specifying the types of securities, as well as the countries and sectors in which the Total Return Component and the Protection Component of the Fund may invest) are not covered by the Capital Protection Agreement.

     A "Trigger Event" means that the assets of the Fund do not meet the requirements of the Capital Protection Agreement on any business day prior to the Guarantee Maturity Date or the occurrence of any of the following events at any time before the fifth business day prior to the Guarantee Maturity Date:
(a) a change to the Investment Management Guidelines not approved by the Capital Protection Provider; (b) any failure by the Investment Adviser to cure a breach of the Fund Allocation Conditions after receipt of notice of such breach from the Capital Protection Provider; (c) any failure of the Fund to comply with the Investment Management Guidelines, unless such failure is cured in accordance with the Capital Protection Agreement; (d) the termination of, or the failure of expenses incurred by the Fund to be within the limits set forth in, the Expense Limitation Agreement; (e) the Fund has incurred expenses or liabilities or any person other than the Capital Protection Provider has asserted a claim through judicial proceedings such that the Fund incurred expenses or limitations not covered by the Expense Limitation Agreement in excess of 5% of the assets of the Fund; (f) an event of default where the Fund is the defaulting party or a termination event where the Fund is an affected party under the Capital Protection Agreement; (g) the Investment Adviser resigns, or the agreement with the Investment Adviser is terminated by the Board of Trustees, the Fund's shareholders or otherwise, and a successor is not acceptable to the Capital Protection Provider; (h) the Investment Adviser is no longer an affiliate of Nationwide Mutual Insurance Company; (i) the Investment Adviser breaches any obligation it has under the Capital Protection Agreement to cure a Trigger Event; (j) a breach by the Investment Adviser, the Fund or the Fund's custodian bank of the Capital Protection Agreement; (k) any amendment to the constitutive documents of the Fund, or any material change to the terms of the Fund that is adverse to the interests of the Fund or the Capital Protection Provider; or (l) any suspension of the calculation of the net asset value of the Fund or of redemptions of the Fund's, unless cured on the business day following its occurrence. Once a Trigger Event occurs and unless the condition causing the Trigger Event can be cured, the Fund may have to irreversibly invest in zero coupon U.S. Treasury securities for the remainder of the Guarantee Period and will enter into the "Zero Coupon Investment Period."

--------------------------------------------------------------------------------
                                       57

     The Trust's Board of Trustees may terminate or amend the terms of the Capital Protection Agreement at any time without shareholder approval, if the Board determines in its reasonable judgement that it is in the best interests of the Fund and its shareholders to do so. To the extent practicable, shareholders would be given at least 60 days prior written notice of any termination of the Capital Protection Agreement. In the event of such termination, the Trust's Board of Trustees would consider reasonable alternatives and seek to act in the best interests of shareholders. In the event of the termination of the Capital Protection Agreement, the Fund would not be able to pay your Guaranteed Amount if and to the extent that the value of your account is less than your Guaranteed Amount on the Guarantee Maturity Date, unless the Fund is able to replace the Capital Protection Agreement. Replacement of the Capital Protection Agreement may entail substantial additional expense to the Fund.

AIG FINANCIAL PRODUCTS CORP. AND AIG, INC. The Capital Protection Provider is a Delaware corporation. The Capital Protection Provider and its subsidiaries conduct, primarily as principal, a financial derivative products business. The Capital Protection Provider also enters into investment contracts and other structured transactions, and invests in a diversified portfolio of securities. In the course of conducting its business, the Capital Protection Provider also engages in a variety of other related transactions. AIG, Inc. (AIG), the Capital Protection Provider's parent, is also organized as a Delaware corporation. AIG is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG has unconditionally guaranteed the payment obligations of the Capital Protection Provider arising under the Capital Protection Agreement.

     Since the Capital Protection Provider's payment obligations under the Capital Protection Agreement are guaranteed by AIG, its parent, a shareholder's ability to receive the Guaranteed Amount may depend on the financial condition of the Capital Protection Provider and AIG and their ability to meet their obligations to the Fund. If the Capital Protection Provider and AIG become insolvent or their credit deteriorates substantially, the Capital Protection
Provider and AIG may not be able to perform as required by the Capital Protection Agreement and the related guarantee. In such event, the Fund could take a variety of actions, including replacing the Capital Protection Agreement. In such circumstances, shareholders could suffer a loss of principal. During the Post-Guarantee Period, an investment in the Fund will no longer receive the benefit of the Capital Protection Agreement.

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                                       58

     The  following  is  incorporated  by  reference  herein

     - AIG's audited financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2001;

     - AIG's unaudited financial statements included in its Quarterly Reports on Form 10-Q for the quarters ended March 31, 2002, June 30, 2002, and September 30, 2002;

     -    AIG's  current  report  on Form 8-K dated and filed February 13, 2003;
          and

     - to the extent filed with the Commission prior to the end of the Fund's Offering Period, AIG's audited financial statements included in any Annual Report of AIG on Form 10-K and AIG's unaudited financial statements included in any Quarterly Reports of AIG on Form 10-Q.

TEMPORARY  INVESTMENTS

     Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances or for other cash management purposes, or if a Fund's adviser (or subadviser) believes that business, economic, political or financial conditions warrant, a Fund (except the Gartmore Tax-Free Income Fund), may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Portfolio may invest directly; and (5) subject to the limits of the 1940 Act, shares of other investment companies (which may include affiliates of the Fund) that invest in securities in which the Fund may invest. The Gartmore Tax-Free Income Fund may invest up to 20% of its assets in cash and the taxable money market cash equivalents listed above. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

PORTFOLIO  TURNOVER

     The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases and sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. The table below explains any significant variation in the Funds' portfolio turnover rate for the years ended October 31, 2002 and 2001, or any anticipated variation in the portfolio turnover rate from that reported for the last fiscal year:

FUND                                                           2002     2001
------------------------------------------------------------------------------
Gartmore Global Health Sciences Fund1. . . . . . . . . . . .  893.80%  754.05%
Gartmore Investor Destinations Aggressive Fund2. . . . . . .   26.33%  190.23%
Gartmore Investor Destinations Moderately Aggressive Fund2 .   28.41%  226.13%
Gartmore Investor Destinations Moderate Fund2. . . . . . . .   34.36%  258.23%
Gartmore Investor Destinations Moderately Conservative Fund2   49.00%  235.84%
Gartmore Investor Destinations Conservative Fund2. . . . . .   46.89%  176.59%

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                                       59

Gartmore Millennium Growth Fund3 . . . . . . . . . . . . . .  432.60%  698.74%
Gartmore US Growth Leaders Fund 4. . . . . . . . . . . . . .  773.95%  944.67%
Gartmore Worldwide Leaders Fund5 . . . . . . . . . . . . . .  467.35%   34.57%
Nationwide Mid Cap Market Index Fund6. . . . . . . . . . . .   15.82%  119.76%

1 Although the portfolio manager for the Gartmore Global Health Sciences Fund is not limited by portfolio turnover in his management style, the Fund's portfolio turnover increased significantly in 2002 as a result of volatile markets, particularly in the health sciences sector.
2 During the fiscal year ended October 31, 2001, each of the Investor Destinations Funds invested in both affiliated and unaffiliated underlying mutual funds. However, as of October 15, 2001, the Index Funds were converted into a structure that allows the Investor Destinations Funds to invest primarily in the Index Funds. As a result, the portfolio turnover was particularly high in fiscal year 2001 when the investments in unaffiliated underlying funds were sold and each Investor Destination Fund invested more heavily in the Index Funds. It is expected that the portfolio turnover in fiscal year 2002 will be more representative of the portfolio turnover going forward.
3 Because the portfolio manager for the Gartmore Millennium Growth Fund is not limited by portfolio turnover in his management style, the Fund's portfolio turnover will fluctuate based on particular market conditions.
4 Because the portfolio managers for the Gartmore U.S. Growth Leaders Fund are not limited by portfolio turnover in their management style, the Fund's portfolio turnover will fluctuate based on particular market conditions.
5 The fiscal year ended October 31, 2001 was the first full year of operations for the Gartmore Worldwide Leaders Fund (the Fund commenced operations in August 2000). As a result, there were not significant purchases and redemptions in the Fund during that period. The Fund's subadviser, however, is not limited by portfolio turnover in its management style, and the Fund's portfolio turnover will fluctuate based on particular market conditions. It is expected that the portfolio turnover in fiscal 2002 will be more representative of the portfolio turnover going forward.
6 Prior to October 15, 2001, the Nationwide Mid Cap Market Index Fund, under a master-feeder structure, invested all of its assets in shares of a corresponding series of a master trust. Beginning on October 13, 2001, the Fund began being managed directly, outside of the master-feeder structure. The higher portfolio turnover in the fiscal year ended October 31, 2001 resulted from the conversion of the Fund from the master-feeder structure. It is expected that the portfolio turnover in fiscal 2002 will be more representative of the portfolio turnover going forward.

INVESTMENT  RESTRICTIONS

     The following are fundamental investment restrictions of each Fund which cannot be changed without the vote of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.

     Each  of  the  Funds:

- May not (EXCEPT THE GARTMORE U.S. GROWTH LEADERS FUND, GARTMORE ASIA PACIFIC LEADERS FUND, GARTMORE EUROPEAN LEADERS FUND, GARTMORE GLOBAL FINANCIAL SERVICES FUND, GARTMORE GLOBAL UTILITIES FUND, GARTMORE
     NATIONWIDE LEADERS FUND, GARTMORE GLOBAL HEALTH SCIENCES FUND, GARTMORE WORLDWIDE LEADERS FUND, NATIONWIDE GROWTH FOCUS FUND, THE INDEX FUNDS, INVESTOR DESTINATIONS FUNDS, THE S&P 500 INDEX FUND AND GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND) purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Gartmore Money Market Fund will be deemed to be in compliance with this restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.

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                                       60

- May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

- May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

- May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or Statement of Additional Information of the Fund.

- May not (EXCEPT THE GARTMORE VALUE OPPORTUNITIES FUND, GARTMORE HIGH YIELD BOND FUND, GARTMORE U.S. GROWTH LEADERS FUND, GARTMORE GLOBAL FINANCIAL SERVICES FUND, GARTMORE GLOBAL UTILITIES FUND, GARTMORE GLOBAL HEALTH
     SCIENCES FUND, GARTMORE MORLEY ENHANCED INCOME FUND, THE INDEX FUNDS (EXCEPT THE S&P 500 INDEX FUND), GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND AND THE INVESTOR DESTINATIONS FUNDS) purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance. For the Gartmore Tax-Free Income Fund, this limitation does not apply to obligations issued by state, county or municipal governments.

- May not lend any security or make any other loan, except that each Fund may in accordance with its investment objective and policies (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

- May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

--------------------------------------------------------------------------------
                                       61

THE  S&P  500  INDEX  FUND:

- May not purchase securities of one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

THE  INDEX  FUNDS  (EXCEPT THE S&P 500 INDEX FUND) AND THE INVESTOR DESTINATIONS
FUNDS:

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, a Series or Fund may invest more than 25% of its total assets in securities of issuers in that industry.

THE GARTMORE VALUE OPPORTUNITIES FUND, GARTMORE HIGH YIELD BOND FUND AND GARTMORE MORLEY ENHANCED INCOME FUND:

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, a Series or Fund may invest more than 25% of its total assets in securities of issuers in that industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities and obligations issued by state, county or municipal governments. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance.

CONCENTRATION POLICIES. EACH OF THE FOLLOWING FUNDS INVESTS 25% OR MORE OF ITS ASSETS IN THE SECURITIES OF COMPANIES IN THE SAME OR RELATED INDUSTRIES AS DESCRIBED BELOW:

THE  GARTMORE  U.S.  GROWTH  LEADERS  FUND

- Will invest 25% or more of its assets in a group of companies in software and related technology industries.

THE  GARTMORE  GLOBAL  FINANCIAL  SERVICES  FUND:

- Will invest 25% or more of its assets in at least one of the following industry groups: banks and savings and loan institutions and their holding companies, consumer and industrial finance companies, investment banks, insurance brokers, securities brokers and investment advisers, real estate-related companies, leasing companies, and insurance companies, such as property and casualty and life insurance holding companies.

--------------------------------------------------------------------------------
                                       62

THE  GARTMORE  GLOBAL  UTILITIES  FUND:

- Will invest 25% or more of its assets in at least one of the following industry groups: energy sources; maintenance services; companies that provide infrastructure for utilities; cable television; radio; telecommunications services; transportation services; and water and sanitary services.

THE  GARTMORE  GLOBAL  HEALTH  SCIENCES  FUND:

- Will invest 25% or more of its assets in at least one of the following industry groups: health care; pharmaceuticals; biotechnology; medical supplies; medical services and medical devices.

THE  GARTMORE  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND:

- Shall invest more than 25% of its total assets in the securities of issuers in technology and/or communications industries. These industries include: hardware and equipment; information technology; software; consulting and services; consumer electronics; defense technology; broadcasting; and communication equipment.

THE FOLLOWING ARE THE NON-FUNDAMENTAL OPERATING POLICIES OF THE FUNDS WHICH MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT SHAREHOLDER APPROVAL:

     Each  Fund  may  not:

- Sell securities short (except for the Gartmore Long-Short Equity Plus Fund, Gartmore Millennium Growth Fund, Gartmore High Yield Bond Fund and Gartmore U.S. Growth Leaders Fund), unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short. The Gartmore U.S. Growth Leaders Fund may only sell securities short in accordance with the description contained in its Prospectus or in this SAI.

- Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

- Purchase or otherwise acquire any security if, as a result, more than 15% (10% with respect to the Gartmore Money Market Fund) of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount such securities to come within such limit as soon as reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

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                                       63

- Pledge, mortgage or hypothecate any assets owned by the Fund (except for the Gartmore Long-Short Equity Plus Fund) in excess of 33 1/3% of the
     Fund's total assets at the time of such pledging, mortgaging or hypothecating.

EACH  FUND, EXCEPT THE INDEX FUNDS AND THE INVESTOR DESTINATIONS FUNDS, MAY NOT:

- Purchase securities of other investment companies except (a) in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or (b) to the extent permitted by the 1940 Act or any rules or regulations thereunder or pursuant to any exemptions therefrom.

EACH FUND EXCEPT THE GARTMORE VALUE OPPORTUNITIES FUND, GARTMORE HIGH YIELD BOND FUND, GARTMORE U.S. GROWTH LEADERS FUND, GARTMORE MORLEY ENHANCED INCOME FUND, THE INDEX FUNDS AND THE INVESTOR DESTINATIONS FUNDS MAY NOT:

- Purchase securities when bank borrowings exceed 5% of such Fund's total assets, except that a Fund may purchase securities during such time to the extent only that the Fund's receivables for securities sold exceeds the amount of such borrowings at the time of purchase.

In addition to the investment restrictions above, each Fund must be diversified according to Internal Revenue Code requirements. Specifically, at each tax quarter end, each Fund's holdings must be diversified so that (a) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other U.S. regulated investment companies, and other securities, limited so that no one issuer has a value greater than 5% of the value of the Fund's total assets and that the Fund holds no more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's assets is invested in the securities (other than those of the U.S. government or other U.S. regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

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                                       64

TRUSTEES  AND  OFFICERS  OF  THE  TRUST

MANAGEMENT  INFORMATION



TRUSTEES  WHO  ARE  NOT  INTERESTED  PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS


     (1)                     (2)          (3)                     (4)                    (5)          (6)
--------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER
                                                                                         OF
                                        TERM OF                                      PORTFOLIOS
                                      OFFICE WITH                                     IN FUND
                                        TRUST-                PRINCIPAL               COMPLEX        OTHER
NAME,                    POSITION(S)    LENGTH              OCCUPATION(S)             OVERSEEN   DIRECTORSHIPS
ADDRESS,                  HELD WITH     OF TIME              DURING PAST                 BY         HELD BY
AND AGE                     FUND        SERVED(1)              5 YEARS                TRUSTEE      TRUSTEE2
--------------------------------------------------------------------------------------------------------------

Charles E. Allen. . . .  Trustee       Since         Mr. Allen is Chairman,               86             None
                                       July          Chief Executive Officer
8162 E. Jefferson Ave.,                2000          and President of Graimark
#15B                                                 Realty Advisors, Inc
Detroit, MI 48214                                    (real estate development,
                                                      investment and asset
Age 55                                                management).
--------------------------------------------------------------------------------------------------------------
Paula H.J.. . . . . . .  Trustee       Since         Ms. Cholmondeley is                  86            None
Cholmondeley                           July          Vice President and
                                       2000          General Manager of Special
c/o Sappi Fine Paper                                 Products at Sappi Fine
225 Franklin Street                                  Paper North America.
Boston, MA 02110                                     Prior to 1998, she held
                                                     various positions with
Age 55                                               Owens Corning, including
                                                     Vice President and General
                                                     Manager of the Residential
                                                     Insulation Division (1997
                                                     to 1998).
--------------------------------------------------------------------------------------------------------------
C. Brent DeVore . . . .  Trustee       Since         Dr. DeVore is President              86            None
                                       1990          of Otterbein College.
111 N. West Street
Westerville, OH 43081

Age 62
--------------------------------------------------------------------------------------------------------------
Robert M. Duncan. . . .  Trustee       Since         Since 1999, Mr. Duncan               86            None
                                       April         has worked as an arbitration
1397 Haddon Road                       1987          and mediation consultant.
Columbus, OH 43209                                   From 1996 to 1999, he was
                                                     Commissioner of the Ohio
Age 76                                               Elections Commission.
--------------------------------------------------------------------------------------------------------------
Barbara L. Hennigar . .  Trustee       Since         Retired; Ms. Hennigar is             86            None
                                       July          the former Chairman of
6363 So. Sicily Way                    2000          OppenheimerFunds
Aurora, CO 80016                                     Services and Shareholder
                                                     Services Inc. Ms. Hennigar
Age 67                                               held this position from
                                                     October 1999 to June, 2000.
                                                     Prior to that, she served as
                                                     President and Chief
                                                     Executive Officer of
                                                     OppenheimerFunds
                                                     Services.
--------------------------------------------------------------------------------------------------------------

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                                       65

--------------------------------------------------------------------------------------------------------------
Thomas J. Kerr, IV. . .  Trustee       Since          Dr. Kerr is President               86            None
                                       October        Emeritus of Kendall
4890 Smoketalk Lane                    1971           College.
Westerville, OH 43081

Age 69
--------------------------------------------------------------------------------------------------------------
Douglas F. Kridler. . .  Trustee       Since         Mr. Kridler is the President         86             None
                                       September     and Chief Executive Officer
2355 Brixton Road                      1997          of the Columbus
Columbus, OH 43221                                   Foundation, Columbus,
                                                     OH based (a foundation which
Age 47                                               manages over 1,000
                                                     individual endowment
                                                     funds). Prior to
                                                     January 31, 2002,
                                                     Mr. Kridler was the
                                                     President of the Columbus
                                                     Association for the
                                                     Performing Arts and
                                                     Chairman of the Greater
                                                     Columbus Convention
                                                     and Visitors Bureau.
--------------------------------------------------------------------------------------------------------------
Mark L. Lipson. . . . .  Trustee       Since         Since July 2000,                     86            None
                                       March         Mr. Lipson is the
1620 26th Street                       2003          Chairman of LGVI, LLC
Suite 300                                            (a private equity firm that
Santa Monica, CA                                     develops technology based
90272                                                solutions for the investment
                                                     advisory/asset management
                                                     industry). Prior to this,
Age 53                                               Mr. Lipson was the former
                                                     Chairman & CEO of
                                                     Northstar Holdings, Inc.
                                                     from November 1993 to
                                                     December 1999, a former
                                                     Trustee the Northstar Funds
                                                     from November 1993 to
                                                     July 2000, and a SVP of
                                                     Reliastar Financial
                                                     Corporation from
                                                     November 1993 to
                                                     December 1999.
--------------------------------------------------------------------------------------------------------------
David C. Wetmore. . . .  Trustee       Since         Mr. Wetmore is the                   86***         None
                                       1995          Managing Director of
26 Turnbridge Drive                                  Updata Capital, Inc., a
Long Cove Plantation                                 venture capital firm.
Hilton Head, SC 29928
Age 54
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       66

* Information provided may include time served as Trustee for the Trust's predecessors (Nationwide Investing Foundation I, Nationwide Investing Foundation II and Financial Horizons Investment Trust). The term of office length is until a director resigns or reaches a mandatory retirement age of
     70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
** Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section  15(d)  of  the  Exchange  Act.
*** Mr. Wetmore also serves as an independent member of the Administrative Committee for The AlphaGen Caelum Fund LLC, The AlphaGen Caelum Fund LDC, The Healthcare Fund LLC and The Healthcare Fund LDC, four hedge funds managed by Gartmore SA Capital Trust ("GSA").

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF THE FUNDS


     (1)                     (2)          (3)                     (4)                    (5)          (6)
--------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER
                                                                                         OF
                                        TERM OF                                      PORTFOLIOS
                                      OFFICE WITH                                     IN FUND
                                        TRUST-                PRINCIPAL               COMPLEX        OTHER
NAME,                    POSITION(S)    LENGTH              OCCUPATION(S)             OVERSEEN   DIRECTORSHIPS
ADDRESS,                  HELD WITH     OF TIME              DURING PAST                 BY         HELD BY
AND AGE                     FUND        SERVED(1)              5 YEARS                TRUSTEE      TRUSTEE2
--------------------------------------------------------------------------------------------------------------

Paul J. Hondros . . .    Trustee      Since         Mr. Hondros is President              86(3)      None
                         and          July          and Chief Executive
Gartmore Global . . .    Chairman     2000          Officer of Gartmore
Investments, Inc.                                   Distribution Services, Inc.*,
1200 River Road,                                    Gartmore Investor Services,
Conshohocken, PA                                    Inc.*, Gartmore Morley
19428                                               Capital Management, Inc.*,
                                                    Gartmore Morley Financial
Age 54                                              Services, Inc.,* NorthPointe
                                                    Capital, LLC*,  GGAMT*,
                                                    GGI*, GMF*,and GSA*
                                                    and a Director of Nationwide
                                                    Securities, Inc.* as well as
                                                    several entities within
                                                    Nationwide Financial
                                                    Services, Inc. Prior to that,
                                                    Mr. Hondros served as
                                                    President and Chief
                                                    Operations Officer of
                                                    Pilgrim Baxter and
                                                    Associates, Ltd., an
                                                    investment management
                                                    firm, and its affiliated
                                                    fixed income investment
                                                    management arm, Pilgrim
                                                    Baxter Value Investors, Inc.
                                                    and as Executive Vice
                                                    President to the PBHG
                                                    Funds, PBHG Insurance
                                                    Series Funds and PBHG
                                                    Adviser Funds.
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       67

---------------------------------------------------------------------------------------------------------
Arden L. Shisler. . .    Trustee      February      Mr. Shisler is President              86         None
                                      2000          and Chief Executive Officer
1356 North Wenger Rd.                               of K&B Transport, Inc., a
Dalton, OH 44618                                    trucking firm, Chairman
                                                    of the Board for Nationwide
Age 61                                              Mutual Insurance Company*
                                                    and a Director of
                                                    Nationwide Financial
                                                    Services, Inc.*
---------------------------------------------------------------------------------------------------------
Gerald J. Holland . .    Treasurer    Since         Mr. Holland is Senior                 86         None
                                      March         Vice President - Operations
Gartmore Global                       2001          for GGI*, GMF* and GSA.*
Investments, Inc.                                   He was Assistant Treasurer
1200 River Road,                                    to the Funds. Prior to
Conshohocken, PA                                    July 2000, he was Vice
19428                                               President for First Data
                                                    Investor Services, an
Age 51                                              investment company service
                                                    provider.
---------------------------------------------------------------------------------------------------------
Eric E. Miller. . . .    Secretary    Since         Mr. Miller is Senior Vice             86         None
                                      December      President, Chief Counsel for
Gartmore Global                       2002          GGI,* GMF,* and GSA*.
Investments, Inc.                                   Prior to August 2002, he
1200 River Road                                     was a Partner with Stradley
Conshohocken, PA                                    Ronon Stevens & Young,
19428                                               LLP.

Age 49
---------------------------------------------------------------------------------------------------------

1 This position is held with an affiliated person or principal underwriter of the Funds.
2 Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to
     Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3 Mr. Hondros is also an Administrative Committee Member for The AlphaGen Caelum Fund LLC, The AlphaGen Caelum Fund LDC, The Healthcare Fund LLC and The Healthcare Fund LDC (four hedge funds managed by GSA*).
* This position is held with an affiliated person or principal underwriter of the Funds.

REPSONSIBILITIES  OF  THE  BOARD  OF  TRUSTEES

     The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

BOARD  OF  TRUSTEES  COMMITTEES

     The Board of Trustees has four standing committees: Audit, Pricing and Valuation, Nominating and Board Governance, and Performance.

--------------------------------------------------------------------------------
                                       68

     The purposes of the Audit Committee are to: (a) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers;
(b) oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; (c) ascertain the independence of the Trust's independent auditors; and (d) act as a liaison between the Trust's independent auditors and the Board. The function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board and the Audit Committee, as representatives of the Trust's shareholders. Each of the members have a working knowledge of basic finance and accounting matters and are not interested persons of the Trust, as defined in the 1940 Act. This Committee met two times during the past fiscal year and consists of the following Trustees: Mr. Allen, Ms. Cholmondeley and Mr. Wetmore.

     The purposes of the Pricing and Valuation Committee are to (a) oversee the implementation and operation of the Trust's Valuation Procedures, applicable to all of the Trust's portfolio securities; and (b) oversee the implementation and operation of the Trust's Rule 2a-7 Procedures, applicable to the Trust's money market fund series. The Pricing and Valuation Committee met four times during the past fiscal year and consists of the following Trustees: Ms. Hennigar, Mr. Kridler, Mr. Lipson and Mr. Shisler.

     The Nominating and Board Governance Committee has the following powers and responsibilities: (1) selection and nomination of all persons for election or appointment as Trustees of the Trust (provided that nominees for independent Trustee are recommended for selection and approval by all of the incumbent independent Trustees then serving on the Board); (2) periodic review of the composition of the Board to determine whether it may be appropriate to add individuals with specific backgrounds, diversity or skill sets; (3) periodic review of Board governance procedures (including the Board's effectiveness, Trustee retirement, Trustee investment in the Funds and the process by which the Trust's principal service providers are evaluated); (4) periodic review of Trustee compensation; (5) review of the responsibilities and composition of each Board committee, as necessary; (6) monitoring of the performance of legal counsel employed by the independent Trustees, supervision of counsel for the independent Trustees and monitoring of the performance of legal counsel to the Trust, in consultation with the Trust's management. The Nominating and Board Governance Committee reports to the full Board with recommendations of any appropriate changes to the Board. This Committee met four times during the past fiscal year and consists of the following Trustees: Dr. DeVore, Mr. Duncan and Dr. Kerr, each of whom are not interested persons of the Trust, as defined in the 1940 Act. The Nominating and Board Governance Committee generally does not consider nominees recommended by shareholders of the Funds.

     The functions of the Performance Committee are to (a) review the kind, scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board and, if the Committee determines that changes to such data or reports would be appropriate and practicable, the Committee will work with management of the Trust to implement any such changes;
(b) review the investment performance benchmarks and peer groups used in reports delivered to the Board for comparison of investment performance of the Trust's funds and, if the Committee determines that changes to such benchmarks or peer groups would be appropriate, the Committee will work with management to implement any such change; and (c) such other function as the Board may delegate from time to time. The Performance Committee's charter was adopted by the Board on September 19, 2002 and the Committee consists of the following Trustees: Mr. Allen, Ms. Hennigar and Mr. Kridler, each of whom is not an interested person of the Trust, as defined in the 1940 Act.

--------------------------------------------------------------------------------
                                       69

OWNERSHIP  OF  SHARES  OF  GARTMORE  FUNDS  AS  OF  DECEMBER  31,  2002

All Trustees and Officers of the Trust, as a group, own less than 1% of its outstanding shares.

(1)                            (2)                         (3)
----------------------------------------------------------------------------
                                                     AGGREGATE DOLLAR
                                                     RANGE OF EQUITY
                                                    SECURITIES AND/OR
                          DOLLAR RANGE           SHARES IN ALL REGISTERED
                            OF EQUITY              INVESTMENT COMPANIES
NAME OF                 SECURITIES AND/OR         OVERSEEN BY TRUSTEE IN
TRUSTEE                SHARES IN THE FUNDS    FAMILY OF INVESTMENT COMPANIES
----------------------------------------------------------------------------
Charles E. Allen,. .  $       1 - $10,000             $      1 - $10,000
----------------------------------------------------------------------------
Paula H.J.
Cholmondeley . . . .  $       1 - $10,000           $        1 - $10,000
----------------------------------------------------------------------------
C. Brent DeVore. . .        OVER $100,000                  OVER $100,000
----------------------------------------------------------------------------
Robert M. Duncan . .        OVER $100,000                  OVER $100,000
----------------------------------------------------------------------------
Barbara L. Hennigar.  $       1 - $10,000              $      1 - $10,000
----------------------------------------------------------------------------
Thomas J. Kerr, IV .        OVER $100,000                  OVER $100,000
----------------------------------------------------------------------------
Douglas F. Kridler .  $   10,001 - $50,000           $  10,001 - $50,000
----------------------------------------------------------------------------
David C. Wetmore . .         OVER $100,000                 OVER $100,000
----------------------------------------------------------------------------
Paul J. Hondros. .        .  OVER $100,000                 OVER $100,000
----------------------------------------------------------------------------
Arden L. Shisler . .  $  50,001 - $100,000                 OVER $100,000
----------------------------------------------------------------------------
Mark L. Lipson . . .      NONE                                   NONE
----------------------------------------------------------------------------

OWNERSHIP IN THE FUNDS' INVESTMENT ADVISERS1, SUBADVISERS2 OR DISTRIBUTOR3 AS OF DECEMBER 31, 2002

TRUSTEES  WHO  ARE  NOT  INTERESTED  PERSONS (AS DEFINED IN THE 1940 ACT) OF THE
FUNDS


(1)                        (2)          (3)        (4)         (5)         (6)
--------------------------------------------------------------------------------
                         NAME OF
                        OWNERS AND              TITLE OF
NAME OF               RELATIONSHIPS   NAME OF   CLASS OF    VALUE OF     PERCENT
TRUSTEE                 TO TRUSTEE    COMPANY   SECURITY   SECURITIES   OF CLASS
--------------------------------------------------------------------------------
Charles E. Allen . .  N/A             N/A       N/A        NONE         N/A
--------------------------------------------------------------------------------
Paula H.J.
Cholmondeley . . . .  N/A             N/A       N/A        NONE         N/A
--------------------------------------------------------------------------------
C. Brent DeVore. . .  N/A             N/A       N/A        NONE         N/A
--------------------------------------------------------------------------------
Robert M. Duncan . .  N/A             N/A       N/A        NONE         N/A
--------------------------------------------------------------------------------
Barbara L. Hennigar.  N/A             N/A       N/A        NONE         N/A
--------------------------------------------------------------------------------
Thomas J. Kerr, IV .  N/A             N/A       N/A        NONE         N/A
--------------------------------------------------------------------------------
Douglas F. Kridler .  N/A             N/A       N/A        NONE         N/A
--------------------------------------------------------------------------------
David C. Wetmore . .  N/A             N/A       N/A        NONE         N/A
--------------------------------------------------------------------------------
Mark L. Lipson . . .  N/A             N/A       N/A        NONE         N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       70

1 Investment Advisers include Gartmore Mutual Fund Capital Trust, Gartmore Global Asset Management Trust, Gartmore Morley Capital Management, Inc.
2 Subadvisers include CODA Capital Management, Fund Asset Management, Gartmore Global Partners, Goldman Sachs Asset Management, L.P., INVESCO Management and Research, and NorthPointe Capital, LLC.
3 Or any company, other than an investment company, that controls a Fund's adviser or distributor.

COMPENSTION  OF  TRUSTEES

     The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. Gartmore Mutual Fund Capital Trust (formerly Villanova Mutual Fund Capital Trust) ("GMF"), Gartmore Global Asset Management Trust (formerly Villanova Global Asset Management Trust) ("GGAMT") and Gartmore Morley Capital Management, Inc. (formerly Morley Capital Management, Inc.) ("GMCM"), each, based upon a pro rata share for the Funds for which it acts as investment adviser, reimburse the Trust for fees and expenses paid to Trustees who are interested persons of the Trust and who are employees of an adviser or its affiliates. The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust, before reimbursement of expenses, for the fiscal year ended October 31, 2002. In addition, the table sets forth the total compensation to be paid to the Trustees from all funds in the Gartmore Fund Complex for the twelve months ended October 31, 2002. Trust officers receive no compensation from the Trust in their capacity as officers.


(1)                         (2)            (3)          (4)           (5)
---------------------------------------------------------------------------------
                                         PENSION
                                       RETIREMENT
                                        BENEFITS     ESTIMATED
                         AGGREGATE       ACCRUED      ANNUAL         TOTAL
                        COMPENSATION   AS PART OF    BENEFITS     COMPENSATION
NAME OF                   FROM THE        TRUST        UPON         FOR THE
TRUSTEE                    TRUST        EXPENSES    RETIREMENT      COMPLEX*
---------------------------------------------------------------------------------
Charles E. Allen. . .  $      20,500        - 0 -        - 0 -   $      41,000
---------------------------------------------------------------------------------
Paula H.J.
Cholmondeley. . . . .  $      19,500        - 0 -        - 0 -   $      39,000
---------------------------------------------------------------------------------
C. Brent DeVore . . .  $      20,000        - 0 -        - 0 -   $      40,000
---------------------------------------------------------------------------------
Robert M. Duncan. . .  $      20,500        - 0 -        - 0 -   $      41,000
---------------------------------------------------------------------------------
Barbara L. Hennigar .  $      20,250        - 0 -        - 0 -   $      40,500
---------------------------------------------------------------------------------
Paul J. Hondros . . .          - 0 -        - 0 -        - 0 -           - 0 -
---------------------------------------------------------------------------------
Thomas J. Kerr, IV. .  $      20,000        - 0 -        - 0 -   $      40,000
---------------------------------------------------------------------------------
Douglas F. Kridler ..  $      22,000        - 0 -        - 0 -   $      44,000
---------------------------------------------------------------------------------
Arden L. Shisler. . .  $      20,000        - 0 -        - 0 -   $      40,000
---------------------------------------------------------------------------------
David C. Wetmore. . .  $      21,750        - 0 -        - 0 -   $      43,500
---------------------------------------------------------------------------------

* On October 31, 2002, the Fund Complex included two trusts comprised of 79 investment company funds or series.

     The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

--------------------------------------------------------------------------------
                                       71

     Each of the Trustees and officers and their families are eligible to purchase Class D shares of the Funds which offer such Class and generally charge a front-end sales charge, at net asset value without a sales charge.

CODE  OF  ETHICS

     Federal law requires the Trust, each of its investment advisers and sub-advisers, and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Funds).

                     INVESTMENT ADVISORY AND OTHER SERVICES

TRUST  EXPENSES

     Subject to any applicable Expense Limitation Agreements, the Trust pays the compensation of the Trustees who are not interested persons of Gartmore Global Investments, Inc., or its affiliates, the compensation of Mr. Shisler listed above, and all expenses (other than those assumed by the applicable Adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust's Fund Administration and Transfer and Dividend Disbursing Agent Agreement, which includes the expenses of calculating the Funds' net asset values; fees and expenses of independent certified public accountants and legal counsel of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; administrative services fees under an Administrative Services Plan, and wrapper fees, premiums and expenses related to wrapper agreements for the Fund; fees and expenses of the custodian for all services to the Trust; expenses of calculating the net asset value of shares of the Trust; expenses of shareholders' meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust.

INVESTMENT  ADVISERS

     Under the applicable Investment Advisory Agreements with the Trust, GMF manages the Funds in accordance with the policies and procedures established by the Trustees, except for the following Funds which are advised by affiliates of GMF as described below:

FUNDS  ADVISED  BY  GGAMT

Gartmore  Asia  Pacific  Leaders  Fund1
Gartmore  Emerging  Markets  Fund
Gartmore  European  Leaders  Fund1
Gartmore  Global  Financial  Services  Fund
Gartmore  Global  Small  Companies  Fund1
Gartmore  Global  Utilities  Fund
Gartmore  International  Growth  Fund
Gartmore  International  Small  Cap  Growth  Fund
Gartmore  OTC  Fund1

--------------------------------------------------------------------------------
                                       72

Gartmore  Worldwide  Leaders  Fund

1    These  Funds  have  not  yet  commenced  operations.

FUNDS  ADVISED  BY  GMCM

Gartmore  Morley  Capital  Accumulation  Fund
Gartmore  Morley  Enhanced  Income  Fund

     Except as described below, the investment adviser for each Fund manages the day-to-day investments of the assets of the Funds. For certain Funds, GMF or GGAMT also provide investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of one or more subadvisers who manage the investment portfolio of a particular Fund. GMF is also authorized to select and place portfolio investments on behalf of such subadvised Funds; however GMF does not intend to do so at this time.

The  following  Funds  are  subadvised:

Gartmore Asia Pacific Leaders Fund1 . .  Gartmore Value Opportunities Fund
Gartmore Convertible Fund . . . . . . .  Gartmore Worldwide Leaders Fund
Gartmore Emerging Markets Fund. . . . .  Nationwide Bond Index Fund
Gartmore European Leaders Fund1 . . . .  Nationwide Growth Focus Fund1
Gartmore Global Financial Services Fund Nationwide International Cap Index Fund Gartmore Global Small Companies Fund1 . Gartmore Long-Short Equity Plus Fund
Gartmore Global Utilities Fund. . . . .  Nationwide Large Cap Growth Fund
Gartmore International Growth Fund. . .  Nationwide S&P 500 Index Fund
Gartmore International Small Cap. . . .  Nationwide Mid Cap Market Index Fund
   Growth Fund. . . . . . . . . . . . .  Nationwide Small Cap Fund
Gartmore Large Cap Value Fund . . . . .  Nationwide Small Cap Index Fund
Gartmore OTC Fund1. . . . . . . . . . .  NorthPointe Small Cap Value Fund

1    These  Funds  have  not  yet  commenced  operations.

GARTMORE  MUTUAL  FUND  CAPITAL  TRUST

     GMF pays the compensation of the officers of the Trust employed by GMF and pays a pro rata portion of the compensation and expenses of the Trustees who are employed by Gartmore Global Investments, Inc. and its affiliates. GMF also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust. In addition, GMF pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares of the Trust's series or for recordkeeping or other shareholder related services.

--------------------------------------------------------------------------------
                                       73

     The Investment Advisory Agreement also specifically provides that GMF, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement continues in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its "assignment", as defined under the 1940 Act. It may be terminated as to a Fund without penalty by vote of a majority of the outstanding voting securities of that Fund, or by either party, on not less than 60 days written notice. The Agreement further provides that GMF may render similar services to others.

     GMF, located at 1200 River Road, Conshohocken, PA 19428, is a wholly owned subsidiary of Gartmore Global Investments, Inc., a holding company which is a majority-owned subsidiary of Gartmore Global Asset Management Trust. Gartmore Global Asset Management, which is a registered investment adviser, is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policy holders.

     For services provided under the Investment Advisory Agreement, GMF receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:


FUND                                  ASSETS                        INVESTMENT ADVISORY FEE
--------------------------------------------------------------------------------------------
Gartmore Millennium Growth Fund. . .  0 up to $250 million                             1.03%
                                      250 million up to $1 billion                     1.00%
                                      1 billion up to $2 billion                       0.97%
                                      2 billion up to $5 billion                       0.94%
                                      $  5 billion and more                            0.91%

Gartmore Growth Fund and . . . . . .  0 up to $250 million                             0.60%
Gartmore Nationwide Fund . . . . . .  250 million up to $1 billion                    0.575%
  (formerly Gartmore Total Return. .  1 billion up to $2 billion                       0.55%
  Fund). . . . . . . . . . . . . . .  2 billion up to $5 billion                      0.525%
                                      $  5 billion and more                            0.50%

Gartmore Bond Fund,. . . . . . . . .  0 up to $250 million                             0.50%
Gartmore Tax-Free Income Fund, . . .  250 million up to $1 billion                    0.475%
and Gartmore Government Bond . . . .  1 billion up to $2 billion                       0.45%
Fund . . . . . . . . . . . . . . . .  2 billion up to $5 billion                      0.425%
                                      $  5 billion and more                            0.40%

Gartmore Money Market Fund . . . . .  $  0 up to $1 billion                            0.40%
                                      1 billion up to $2 billion                       0.38%
                                      2 billion up to $5 billion                       0.36%
                                      $  5 billion and more                            0.34%

Nationwide S&P 500 Index Fund. . . .  0 up to $1.5 billion                             0.13%
                                      1.5 up to $3 billion                             0.12%
                                      $  3 billion and more                            0.11%

--------------------------------------------------------------------------------
                                       74

Nationwide Small Cap Index Fund. . .  All assets                                       0.20%

Nationwide Mid Cap Market Index. . .  All assets                                       0.22%
Fund and Nationwide Bond Index Fund

Nationwide International Index Fund.  All Assets                                       0.27%

Gartmore Large Cap Value Fund. . . .  up to $100 million                               0.75%
                                      $ 100 million or more                            0.70%

Nationwide Large Cap Growth Fund . .  up to $150 million                               0.80%
                                      $  150 million or more                           0.70%

Nationwide Small Cap Fund. . . . . .  up to $100 million                               0.95%
                                      $  100 million or more                           0.80%

Gartmore Value Opportunities Fund. .  0 up to $250 million                             0.70%
                                      250 million up to $1 billion                    0.675%
                                      1 billion up to $2 billion                       0.65%
                                      2 billion up to $5 billion                      0.625%
                                      $  5 billion and more                            0.60%

Gartmore High Yield Bond Fund. . . .  0 up to $250 million                             0.55%
                                      250 million up to $1 billion                    0.525%
                                      1 billion up to $2 billion                       0.50%
                                      2 billion up to $5 billion                      0.475%
                                      $  5 billion and more                            0.45%

NorthPointe Small Cap Value Fund . .  All assets                                       0.85%

Gartmore Global Technology and . . .  All assets                                       0.98%
Communications Fund

Gartmore Global Health Sciences. . .  All assets                                       1.00%
Fund

Nationwide Growth Focus Fund1. . . .  0 up to $500 million                             0.90%
                                      500 million up to $2 billion                     0.80%
                                      $  2 billion and more                            0.75%

Gartmore U.S. Growth Leaders Fund2 .  0 up to $500 million                             0.90%
                                      500 million up to $2 billion                     0.80%
                                      $  2 billion and more                            0.75%

Gartmore Nationwide Leaders Fund . .  0 up to $500 million                             0.90%
                                      500 million up to $2 billion                     0.80%
                                      $  2 billion and more                            0.75%

--------------------------------------------------------------------------------
                                       75

Gartmore Investor Destinations:. . .  All assets                                       0.13%
   Aggressive Fund
   Moderately Aggressive Fund
   Moderate Fund
   Moderately Conservative Fund
   Conservative Fund

Gartmore Micro Cap Equity Fund . . .  All assets                                       1.25%

Gartmore Mid Cap Growth Fund . . . .  All assets                                       0.75%

Gartmore Long-Short Equity Plus. . .  0 up to $250 million                             1.50%
Fund                                  250 million and more                             1.25%

Gartmore Nationwide Principal. . . .  All assets                                       0.60%
Protected Fund3

Gartmore Convertible Fund. . . . . .  0 up to $___ million                             0.65%
                                      ___ million and more                           [0.__]%

1 The investment advisory fee noted is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the Russell 1000 Growth Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
2 Similar to the investment advisory fee for the Nationwide Growth Focus Fund, the advisory fee at each breakpoint for the Gartmore U.S. Growth Leaders Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the S&P 500 Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
3 The investment advisory fee noted is for the Guarantee and Post Guarantee Periods. In the event the Fund becomes completely and irreversibly invested in U.S. Treasury zero coupon securities during the Guarantee Period, GMF has contractually agreed to reduce its fee to an annual rate of 0.25% for the remainder of the Guarantee Period. During the Offering Period, the investment advisory fee for the Fund will be 0.40%. Please refer to the Fund's prospectus for further information.

PERFORMANCE FEES - NATIONWIDE GROWTH FOCUS FUND AND GARTMORE U.S. GROWTH LEADERS FUND

     As described above and in each Fund's Prospectus, the Growth Focus Fund and the Gartmore U.S. Growth Leaders Fund are subject to base investment advisory fees that may be adjusted if the Fund out- or under-performs a stated benchmark over a 36-month period. Set forth below is further information about the advisory fee arrangements of the Fund:


FUND            BENCHMARK    REQUIRED EXCESS      BASE ADVISORY      HIGHEST POSSIBLE    LOWEST POSSIBLE
                               PERFORMANCE             FEE            ADVISORY FEE AT    ADVISORY FEE AT
                                                                     EACH BREAK POINT   EACH BREAK POINT
---------------------------------------------------------------------------------------------------------
Nationwide .  Russell 1000              12.0%  0.90% for assets              1.12%              0.68%
Growth . . .  Growth Index                     up to $500 million,
Focus
Fund

--------------------------------------------------------------------------------
                                       76

                                               0.80% for assets              0.98%              0.62%
                                               of $500 million
                                               and more but less
                                               than $2 billion,
                                               0.75% for assets of           0.91%              0.59%
                                               $ 2 billion and more

Gartmore . .  S&P 500 Index             12.0%  0.90% for assets              1.12%              0.68%
U.S. Growth                                    up to $500 million,
Leaders Fund
                                               0.80% for assets              0.98%              0.62%
                                               of $500 million
                                               and more but less
                                               than $2 billion,
                                               0.75% for assets of           0.91%              0.59%
                                               $ 2 billion and more

     The performance adjustment for each Fund works as follows: If the Fund outperforms its benchmark (the Russell Growth 1000 Index for the Growth Focus Fund and the S&P 500 Index for the Gartmore U.S. Growth Leaders Fund) by more than 12.0% over a 36 month period, the advisory fees will increase from 0.90% to 1.12% for assets under $500 million. If, however, the Fund underperforms its benchmark by 12.0% over a 36 month period, the advisory fees would go down to 0.68%. In the event that the Fund outperforms or underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and GMF will receive the applicable base fee. These performance-based fees will only be charged once a Fund has been in operation for at least one year, will be implemented incrementally over the first three years of the Fund's operations and will comply with all applicable SEC rules.

GARTMORE  MORLEY  CAPITAL  MANAGEMENT,  INC.

     Under the terms of the Trust's investment advisory agreement with GMCM (the "GMCM Advisory Agreement"), GMCM currently manages the Gartmore Morley Capital Accumulation Fund and the Gartmore Morley Enhanced Income Fund, two funds of the Trust (the "Gartmore Morley Funds"), subject to the supervision and direction of the Board of Trustees. Prior to March 5, 2001, the investment advisory services being performed for the Gartmore Morley Funds were provided by Gartmore Trust Company ("GTC"), a corporate affiliate of GMCM. GMCM will: (i) act in strict conformity with the Declaration of Trust and the 1940 Act, as the same may from time to time be amended; (ii) manage the Gartmore Morley Funds in accordance with the Funds' investment objectives, restrictions and policies;
(iii) make investment decisions for the Gartmore Morley Funds; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Gartmore Morley Funds. Under the terms of the GMCM Advisory Agreement, GMCM pays the Gartmore Morley Funds' pro rata share of the compensation of the Trustees who are interested persons of the Trust. GMCM also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Gartmore Morley Funds and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Gartmore Morley Funds. Likewise, GMCM may pay, out of its legitimate profits, fees to broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares or for record keeping or other shareholder related services.

--------------------------------------------------------------------------------
                                       77

     The GMCM Advisory Agreement also specifically provides that GMCM, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Gartmore Morley Funds, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The GMCM Advisory Agreement continued in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods as to each Gartmore Morley Fund provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of that Fund, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The GMCM Advisory Agreement terminates automatically in the event of its "assignment", as defined under the 1940 Act. It may be terminated as to a Gartmore Morley Fund without penalty by vote of a majority of the outstanding voting securities of the Fund, or by either party, on not less than 60 days written notice. The GMCM Advisory Agreement further provides that GMCM may render similar services to others.

     GMCM has informed the Gartmore Morley Funds that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Gartmore Morley Funds, GMCM will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of GMCM, its parent or its affiliates and, in dealing with its customers, GMCM, its parent and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by GMCM or any such affiliate.

     GMCM was organized in 1983 as an Oregon corporation and is a registered investment adviser. It focuses its investment management business on providing stable value fixed income management services, primarily to retirement plans. GMCM is a wholly-owned subsidiary of Gartmore Morley Financial Services, Inc. ("GMFS"). GMFS, an Oregon corporation, also owns all of the voting securities of GTC. GMFS is a wholly-owned subsidiary of Gartmore Global Asset Management, Inc. ("GGAMI"), a Delaware holding company. GGAMI is a wholly-owned subsidiary of Gartmore SA Capital Trust, which is an investment adviser and is wholly-owned by Gartmore Global Investments, Inc. ("GGI"), a Delaware holding company. GGI is a majority owned subsidiary of Gartmore Global Asset Management Trust ("GGAMT"). GGAMT is a Delaware business trust that is a wholly-owned subsidiary of Nationwide Corporation. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

     For services provided under the Investment Advisory Agreement, GMF receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:


FUND                                       ASSETS     INVESTMENT ADVISORY FEE
-------------------------------------------------------------------------------
Gartmore Morley Capital Accumulation Fund  All assets                   0.35%1
Gartmore Morley Enhanced Income Fund. . .  All assets                     0.35%

1 GMCM has agreed voluntarily to waive 0.10% of that fee until further written notice to shareholders.

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                                       78

GARTMORE  GLOBAL  ASSET  MANAGEMENT  TRUST

     Gartmore Global Asset Management Trust ("GGAMT") oversees the management of the Gartmore Emerging Markets, Gartmore International Growth, Gartmore Worldwide Leaders, Gartmore European Leaders, Gartmore Asia Pacific Leaders, Gartmore
Global Financial Services, Gartmore Global Utilities, Gartmore Global Small Companies, Gartmore OTC and Gartmore International Small Cap Growth Funds (collectively, the "GGAMT Advised Funds") pursuant to an Investment Advisory Agreement with the Trust. Pursuant to the Investment Advisory Agreement, GGAMT may either provide portfolio management for the GGAMT Advised Funds directly or hire and monitor subadvisers who are responsible for daily portfolio management. GGAMT pays the compensation of the Trustees affiliated with GGAMT. The officers of the Trust receive no compensation from the Trust. GGAMT pays all expenses it incurs in providing service under the Investment Advisory Agreement, other than the cost of investments. GGAMT also pays, out of its legitimate profits, fees to broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares or for record keeping or other shareholder related services.

     The Investment Advisory Agreement also provides that GGAMT shall not be liable for any act or omission in providing advisory services, or for any loss arising out of any investment, unless it has acted with willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Agreement. After an initial two-year period, the Investment Advisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. The Investment Advisory Agreement terminates automatically if it is assigned and it may be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

     GGAMT, located at 1200 River Road, Conshohocken, PA 19428, is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policy holders.

      For services provided under the Investment Advisory Agreement, GGAMT receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:


FUND                                          ASSETS      INVESTMENT ADVISORY FEE
---------------------------------------------------------------------------------
Gartmore Emerging Markets Fund and . . . . .  All assets    1.15%
Gartmore Global Small Companies Fund

Gartmore International Growth Fund,. . . . .  All assets    1.00%
Gartmore International Growth Fund,
Gartmore Worldwide Leaders Fund,
Gartmore European Leaders Fund,
Gartmore Asia Pacific Leaders Fund,
Gartmore Global Financial Services Fund, and
Gartmore OTC Fund

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                                       79

Gartmore Global Utilities Fund . . . . . . .  All assets    0.80%

Gartmore International Small Cap Growth Fund  All assets    1.10%

LIMITATION  OF  FUND  EXPENSES

GARTMORE  MUTUAL  FUND  CAPITAL  TRUST

     In the interest of limiting the expenses of those Funds for whom GMF serves as investment adviser, GMF may from time to time waive some or all of its investment advisory fee or reimburse other fees for any of those Funds. In this regard, GMF has entered into an expense limitation agreement with the Trust on behalf of certain of the Funds (each an "Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreements, GMF has agreed to waive or limit its fees and to assume other expenses (except for Rule 12b-1 fees and administrative services fees and other expenses listed below) to the extent necessary to limit the total annual operating expenses of each Class of each such Fund (for a few Funds, however, as noted below, Rule 12b-1 and administrative services fees are not excluded from the expense limitations) to the limits described below. Please note that the waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.

     Except as described below for the Gartmore Long-Short Equity Plus Fund , Gartmore Mid Cap Growth Fund, Gartmore Millennium Growth Fund, Gartmore Government Bond Fund, Gartmore Money Market Funds and Principal Protected Fund, GMF may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by GMF pursuant to the Expense Limitation Agreement at a later date but no later than five years after a Fund has commenced operations when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth below. No reimbursement will be made to a Fund unless: (i) such Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF is not permitted.

     With respect to the Gartmore Convertible Fund, Gartmore Long-Short Equity Plus Fund, Gartmore Mid Cap Growth Fund, Gartmore Millennium Growth Fund, Gartmore Government Bond Fund, Gartmore Money Market Fund and Principal Protected Fund, GMF may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by GMF pursuant to the Expense Limitation Agreement at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth below. No reimbursement will be made to a Fund unless: (i) such Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis; and (iv) the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF is not permitted.

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                                       80

     Until at least February 29, 2004, GMF has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses, excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees, for certain Funds of the Trust as follows:

- Gartmore Millennium Growth Fund to 1.20% for Class A shares, Class B shares, Class C shares, Class D shares and Institutional Service Class shares

- Gartmore Government Bond Fund to 0.79% for Class A shares, Class B shares, Class C shares, Class D shares, Class X shares and Class Y shares
- Gartmore Large Cap Value Fund to 1.00% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

- Nationwide Large Cap Growth Fund to 1.05% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

- Nationwide Small Cap Fund to 1.20% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

- Nationwide S&P 500 Index Fund to 0.63% for Class A shares, 1.23% for Class B shares, 1.23% for Class C shares, 0.48% for Institutional Service Class shares, 0.63% for Service Class shares, 0.23% for Institutional Class shares and 0.35% for Local Fund shares

- Gartmore U.S. Growth Leaders Fund to 1.30% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

- Gartmore Value Opportunities Fund to 1.00% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

- Gartmore High Yield Bond Fund to 0.70% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

-    NorthPointe  Small  Cap  Value Fund to 1.00% for Institutional Class shares

- Nationwide Growth Focus Fund to 1.53% for Class A shares, 2.13% for Class B shares and 1.20% for Institutional Service Class shares

- Gartmore Global Technology and Communications Fund to 1.40% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

- Gartmore Global Health Sciences Fund to 1.25% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

- Gartmore Nationwide Leaders Fund to 1.20% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

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                                       81

- Each of the Investor Destinations Funds to 0.71% for Class A shares, 1.31% for Class B shares, 1.31% for Class C shares and 0.61% for Institutional Service Class shares1

- Nationwide Small Cap Index Fund to 0.79% for Class A shares, 1.39% for Class B shares, 1.39% for Class C shares and 0.29% for Institutional Class Shares

- Nationwide Mid Cap Market Index Fund to 0.81% for Class A shares, 1.41% for Class B shares, 1.41% for Class C shares and 0.31% for Institutional Class Shares

- Nationwide International Index Fund to 0.86% for Class A shares, 1.46% for Class B shares, 1.46% for Class C shares and 0.36% for Institutional Class Shares

- Nationwide Bond Index Fund to 0.81% for Class A shares, 1.41% for Class B shares, 1.41% for Class C shares and 0.31% for Institutional Class shares

- Gartmore Micro Cap Equity Fund to 1.55% for Class A shares, Class B shares, Class C shares, Institutional Service Class shares and Institutional Class Shares

- Gartmore Mid Cap Growth Fund to 1.15% for Class A shares, Class B shares, Class C shares, Institutional Service Class shares and Institutional Class Shares

- Gartmore Long-Short Equity Plus Fund to 1.95% for Class A shares, Class B shares, Class C shares, Institutional Service Class shares and Institutional Class shares2

- Gartmore Nationwide Principal Protected Fund to 1.95% for Class A shares and 2.45% for Class B and Class C shares during the Guarantee Period 1, 3

- Gartmore Convertible Fund to 0.95% for Class A shares, Class B shares, Class C shares, Institutional Service Class shares and Institutional Class shares4

1 The expense limits for each of the Investor Destinations Fund and the Principal Protected Fund include Rule 12b-1 and administrative services fees.
2 GMF has contractually agreed to extend this expense limitation agreement through February 28, 2005. Until September 30, 2003, SSI has agreed to assist GMF in limiting the Fund's expenses as described. For that period, SSI will pay GMF up to 0.25% of the average daily net assets of the Fund that SSI manages.
3 If a Zero Coupon Investment Period begins before the end of the Guarantee Period, the expenses will be limited to not more than 1.40% for Class A shares and 1.90% for Class B and Class C shares. During the Offering Period the expenses will not exceed 1.00% for Class A shares and 1.50% for Class B and Class C shares. The applicable expense limitations for the Gartmore Nationwide Principal Protected Fund will continue until for at least seven years following the commencement of the Guarantee Period.
4 GMF has contractually agreed to extend this expense limitation agreement through October __, 2004.

     GMF has also agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total fund operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding 0.59% for each class of Gartmore Money Market Fund until at least February 29, 2004. In addition, until at least February 29, 2004, GMF has also agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) for Gartmore Money Market Fund to 0.75% for the Service Class shares.

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                                       82

GARTMORE  MORLEY  CAPITAL  MANAGEMENT,  INC.

     Like GMF, and at least until February 29, 2004, GMCM has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses (excluding any interest, taxes, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, wrap contract fees, premiums and expenses related to wrap contracts for the Gartmore Morley Funds and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) for the Gartmore Morley Funds as follows:

- Gartmore Morley Capital Accumulation Fund to 0.55% for Service Class shares, IRA Class shares and Institutional Class shares

-    Gartmore  Morley  Enhanced  Income  Fund to 0.45% for Service Class shares,
     Class  A  shares  and  Institutional  Class  shares

     Reimbursement by the Gartmore Capital Accumulation Fund of the advisory fees waived or limited and other expenses reimbursed by GMCM pursuant to the Expense Limitation Agreement may be made at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis; and (iv) the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GTC or GMCM is not permitted.

     Reimbursement by the Gartmore Morley Enhanced Income Fund of the advisory fees waived or limited and other expenses reimbursed by GMCM pursuant to the Expense Limitation Agreement may be made at a later date, but not later than five years after the Fund commenced operations, when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GTC or GMCM is not permitted.

Gartmore  Global  Asset  Management  Trust

      Like GMF and GMCM, until at least February 29, 2004, GGAMT has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees), for certain Funds of the Trust as follows:

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                                       83

- Gartmore Emerging Markets Fund to 1.55% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

- Gartmore International Growth Fund to 1.40% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

- Gartmore Worldwide Leaders Fund to 1.40% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

- Gartmore European Leaders Fund to 1.40% for Class A shares, Class B and Class C shares and Institutional Service Class shares

- Gartmore Asia Pacific Leaders Fund to 1.40% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

- Gartmore Global Financial Services Fund to 1.40% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

- Gartmore Global Utilities Fund to 1.20% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

- Gartmore Global Small Companies Fund to 2.15% for Class A shares, 2.75% for Class B shares and 1.82% for Institutional Service Class shares

- Gartmore OTC Fund to 1.80% for Class A shares, 2.40% for Class B shares, 2.40% for Class C shares, 1.47% for Institutional Service Class shares and 1.32% for Institutional Class shares

- Gartmore International Small Cap Growth Fund to 1.37% for Class A shares, Class B shares, Class C shares, Institutional Service Class shares and Institutional Class shares

     GGAMT may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by GGAMT pursuant to the Expense Limitation Agreement at a later date but no later than five years after a Fund has commenced operations when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth below. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million;
(ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GGAMT is not permitted.

INVESTMENT  ADVISORY  FEES

     During the fiscal years ended October 31, 2002, 2001 and 2000, GMF, GMCM and GGAMT earned the following fees for investment advisory services:

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                                       84

                                                            GMF INVESTMENT ADVISORY FEES
                                                                YEAR ENDED OCTOBER 31,
----------------------------------------------------------------------------------------------------------------
                                             2002                       2001                     2000
----------------------------------------------------------------------------------------------------------------
                                        FEES        FEES         FEES         FEES         FEES         FEES
FUND                                  EARNED1    REIMBURSED     EARNED1    REIMBURSED     EARNED1    REIMBURSED
----------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund. . . . . . . . .  $  690,490  $         -  $   614,035  $         -  $   600,602  $         -
Gartmore Global Health Sciences
   Fund . . . . . . . . . . . . . .      28,907       45,848      14,9462      101,840            -            -
Gartmore Global Technology and
   Communications Fund. . . . . . .      36,204       31,434       54,419      257,497      20,6073       59,414
Gartmore Government Bond Fund . . .     978,392       33,798      677,667      209,487     530,3764       32,080
Gartmore Growth Fund. . . . . . . .   2,150,196            -    3,158,751            -    5,734,593            -
Gartmore High Yield Bond Fund . . .     496,658       80,001      510,654       59,299      443,174      109,730
Gartmore Investor Destinations
   Aggressive Fund. . . . . . . . .      57,619       27,024       13,404      103,869         1505      103,442
Gartmore Investor Destinations
   Moderately Aggressive Fund . . .      87,689       29,712       16,413      105,243         1295      103,446
Gartmore Investor Destinations
   Moderate Fund. . . . . . . . . .     121,083       32,979       29,714       82,708          745      101,270
Gartmore Investor Destinations
   Moderately Conservative Fund . .      36,387       22,686        8,016      116,734         2155      100.944
Gartmore Investor Destinations
   Conservative Fund. . . . . . . .      26,677       22,635        7,267      110,874          575      101,272
Gartmore Large Cap Value Fund . . .     207,267       33,006      250,987      165,683      221,990      186,562
Gartmore Long-Short Equity Plus
   Fund . . . . . . . . . . . . . .    630,788*            -   3,371,565*            -   5,942,624*            -
Gartmore Micro Cap Equity Fund. . .      8,1356       39,232            -            -            -            -
Gartmore Mid Cap Growth Fund. . . .        6177       16,030            -            -            -            -
Gartmore Millennium Growth Fund . .     242,790      148,003      374,615      442,318      220,429       59,130

Gartmore Money Market Fund. . . . .   7,075,332      532,159    6,492,158      541,820    5,651,029      217,323
Gartmore Nationwide Fund. . . . . .   9,942,742            -   10,727,184            -   12,807,691            -
Gartmore Nationwide Leaders Fund. .     16,2258       62,850            -            -            -            -
Nationwide Mid Cap Market Index
   Fund . . . . . . . . . . . . . .     144,779       82,585       3,4509       97,331            -      130,524
Nationwide Small Cap Index Fund . .      61,983       86,208       1,3809       89,925            -      126,209
NorthPointe Small Cap Value Fund. .     286,849       20,604      229,943      101,655      56,9149       50,052
Nationwide Bond Index Fund. . . . .     261,299      161,077       4,6539       84,771            -      120,468
Nationwide International Index Fund     224,302      163,201       3,5809      139,279            -      124,905

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                                       85

Nationwide Large Cap Growth Fund. .     327,930       69,286      387,694      347,264      391,962      282,534
Nationwide S&P 500 Index Fund . . .     628,602      460,687     462,5909      238,754      275,692      143,982
Nationwide Small Cap Fund . . . . .     265,651       58,716      265,515      186,683      247,305      199,813
Gartmore Tax-Free Income Fund . . .   1,051,667            -    1,064,152            -    1,093,502            -
Gartmore U.S. Growth Leaders Fund .      27,717       43,098       25,979      184,592       5,7313       64,181
Gartmore Value Opportunities Fund .     186,560       55,293      138,005      158,606       20,249      150,154

                                                              GMCM INVESTMENT ADVISORY FEES
                                                                   YEAR ENDED OCTOBER 31,
---------------------------------------------------------------------------------------------------------------------------------
                                           2002                              2001                             2000
---------------------------------------------------------------------------------------------------------------------------------
                                    FEES             FEES            FEES             FEES            FEES             FEES
FUND                               EARNED1        REIMBURSED        EARNED1        REIMBURSED        EARNED1        REIMBURSED
---------------------------------------------------------------------------------------------------------------------------------
Gartmore Morley Capital
   Accumulation Fund . . . . .  $     246,827  $         84,129  $     118,179  $         94,693  $      48,755  $        122,899
Gartmore Morley Enhanced
   Income Fund . . . . . . . .        133,767            72,597         57,403           111,856         33,541           100,281

                                                  GGAMT INVESTMENT ADVISORY FEES
                                                      YEAR ENDED OCTOBER 31,
---------------------------------------------------------------------------------------------------
                                        2002                   2001                  2000
---------------------------------------------------------------------------------------------------
                                  FEES       FEES        FEES       FEES        FEES       FEES
FUND                            EARNED1   REIMBURSED   EARNED1   REIMBURSED   EARNED1   REIMBURSED
---------------------------------------------------------------------------------------------------
Gartmore Emerging Markets
   Fund. . . . . . . . . . . .  $ 52,415  $    21,359  $ 44,242  $   147,494  $  8,441  $    39,046
Gartmore Global Financial
   Services Fund . . . . . . .    25,241       53,563         -            -         -            -
Gartmore Global Utilities Fund    17,396       54,741         -            -         -            -
Gartmore International Growth
   Fund. . . . . . . . . . . .    63,942       23,290    75,669      167,887    15,417       35,509
Gartmore International Small
   Cap Growth Fund . . . . . .    37,656       56,524    40,405      185,859         -            -
Gartmore Worldwide Leaders
   Fund. . . . . . . . . . . .    33,362       31,081    38,210      154,263     7,813       41,328

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                                       86

1    Fees  net  of  reimbursement.
2    Funds  commenced  operations  December  18,  2001.
3    Funds  commenced  operations  June  30,  2000.
4 A reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund (formerly Nationwide Government Bond Fund) was completed as of August 27, 2001. The investment advisory fees listed do not include the fees GMF/NSI received for the Nationwide Long-Term U.S. Government Bond Fund prior to the reorganization.
5    Funds  commenced  operations  March  31,  2000.
6    Fund  commenced  operations  June  27,  2002.
7    Fund  commenced  operations  October  1,  2002.
8    Fund  commenced  operations  December  28,  2001.
9 Fees shown were paid from October 15, 2001 to October 31, 2001, the period when these Funds were managed directly and no longer were feeder funds.
10   Fund  commenced  operations  June  29,  2000.
11   Fund  commenced  operations  August  30,  2000.
12   Fund  commenced  operations  December  29,  2000.
13   Fund  commenced  operations  August  30,  2000.
*   Fees paid by the Fund's predecessor to its predecessor investment adviser.

     The other funds of the Trust for which GMF, GMCM or GGAMT serve or will serve as investment adviser had not yet begun operations as of October 31, 2002.

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                                       87


SUBADVISERS

     The  subadvisers  for  certain  of the Funds advised by GMF are as follows:
FUND                                                     SUBADVISER
--------------------------------------------------------------------------------
Gartmore Convertible Fund. . . . . .  Coda Capital Management, LLC ("CCM")
Gartmore Large Cap Value . . . . . .  NorthPointe Capital LLC ("NorthPointe")
Gartmore Long-Short Equity Plus Fund  SSI Investment Management, Inc. ("SSI")
Gartmore Value Opportunities . . . .  NorthPointe
NorthPointe Small Cap Value. . . . .  NorthPointe
Nationwide S&P 500 Index . . . . . .  FAM
Nationwide Small Cap Index . . . . .  FAM
Nationwide Mid Cap Market Index. . .  FAM
Nationwide International Index . . .  FAM
Nationwide Bond Index. . . . . . . .  FAM
Nationwide Large Cap Growth. . . . .  Goldman Sachs Asset Management, L.P.
                                      ("GSAM LP")
Nationwide Small Cap . . . . . . . .  INVESCO, Inc. ("INVESCO")
Nationwide Growth Focus. . . . . . .  Turner Investment Partners, Inc.
                                         ("Turner")

     CCM, is a majority-owned indirect subsidiary of Gartmore Global Investments, Inc. CCM is located at 1200 River Road, Suite 2000, Conshohocken, Pennsylvania 19428, and was organized as a Pennsylvania limited partnership in 1998.

     NorthPointe is a majority-owned indirect subsidiary of Gartmore Global Investments, Inc. which is also the parent of GMF. NorthPointe is located at Columbia Center One, 10th Floor, Suite 1000, 201 West Big Beaver Road, Troy, MI 48084 and was formed in 1999.

     Prior to March 1, 2001, Brinson Partners, Inc. ("Brinson") subadvised the Gartmore Large Cap Value Fund.

     SSI was founded in 1973 and is located at 357 N. Canyon Drive, Beverly Hills, California, 90210. It is a registered investment adviser, primarily on behalf of institutional investors.

     FAM, one of the investment advisory entities which comprise Merrill Lynch Investment Managers, P.O. Box 9011, Princeton, New Jersey 08543-9011, is a limited partnership, the partners of which are ML & Co. and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of FAM as defined under the 1940 Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

     Prior to December 29, 1999, The Dreyfus Corporation ("Dreyfus") served as subadviser for the S&P 500 Index Fund.

     GSAM LP is an affiliated registered investment adviser of Goldman Sachs & Co., an investment banking firm whose headquarters are in New York, New York.

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                                       88

     INVESCO is part of a global investment organization, AMVESCAP plc. AMVESCAP plc is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis.

     Turner was founded in 1990 and is located at 1205 Westlakes Drive, Suite 100, Berwyn, PA19312. It is a registered investment adviser to other investment companies, as well as separate investment portfolios.

     Subject to the supervision of the GMF and the Trustees, each of the subadvisers manages the assets of the Fund listed above in accordance with the Fund's investment objectives and policies. Each Subadviser makes investment decisions for the Fund and in connection with such investment decisions places purchase and sell orders for securities. For the investment management services they provide to the Funds, the Subadvisers receive annual fees from GMF, calculated at an annual rate based on the average daily net assets of the Funds, in the following amounts:

FUND                                             ASSETS                FEE
----------------------------------------------------------------------------
Gartmore Convertible Fund. . . . . .  up to $[___] million           [0._ ]%
                                      [   ] million or more          [0._ ]%

Gartmore Large Cap Value . . . . . .  up to $100 million               0.35%
                                      $100 million or more             0.30%

Gartmore Long-Short Equity Plus. . .  $0 up to $50 million             1.00%
Fund . . . . . . . . . . . . . . . .  $50 million and more             0.75%

Gartmore Value Opportunities . . . .  0 up to $250 million             0.70%
                                      250 million up to $1 billion    0.675%
                                      1 billion up to $2 billion       0.65%
                                      2 billion up to $5 billion      0.625%
                                      $5 billion and more              0.60%

NorthPointe Small Cap Value. . . . .  All assets                       0.85%

Nationwide S&P 500 Index . . . . . .  All assets                       0.02%

Nationwide Small Cap Index Fund. . .  All assets                       0.07%

Nationwide Mid Cap Market Index Fund  All assets                       0.09%
Nationwide Bond Index Fund

Nationwide International Index Fund.  All assets                       0.12%

Nationwide Large Cap Growth. . . . .  up to $150 million               0.40%
                                      $150 million or more             0.30%

Nationwide Small Cap . . . . . . . .  up to $100 million               0.55%
                                      $100 million or more             0.40%

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                                       89

Nationwide Growth Focus1 . . . . . .  0 up to $500 million             0.55%
                                      500 million up to $2 billion     0.45%
                                      $2 billion and more              0.40%

1 The subadvisory fee at each breakpoint is a base subadvisory fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the Russell 1000 Growth Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher subadvisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees. For a further description of the fee, see below.

     The following table sets forth the amount GMF paid to the Subadvisers for the fiscal periods ended October 31, 2002, 2001 and 2000:

FUND                                      YEAR ENDED OCTOBER 31,
                                         2002      2001      2000
-------------------------------------------------------------------
Gartmore Large Cap Value Fund . . . .  $ 96,725  $117,127  $103,595
Nationwide Large Cap Growth Fund. . .   163,965   193,847   195,981
Nationwide Small Cap Fund . . . . . .   153,798   153,719   143,176
Nationwide S&P 500 Index Fund . . . .   168,168   146,734   111,951
Gartmore Value Opportunities Fund . .   186,560   138,005   20,2491
NorthPointe Small Cap Value Fund. . .   286,849   153,719   56,9142
Nationwide Small Cap Index Fund . . .    21,694      4833       N/A
Nationwide Mid Cap Market Index Fund.    59,229    1,4113       N/A
Nationwide International Index Fund .   112,548    1,8563       N/A
Nationwide Bond Index Fund. . . . . .   106,897    1,9033       N/A
Nationwide Growth Focus Fund4 . . . .         -         -         -
Gartmore Long-Short Equity Plus Fund4         -         -         -
Gartmore Convertible Fund4. . . . . .         -         -         -

1    The  Gartmore  Value  Opportunities commenced operations December 29, 1999.
2 The NorthPointe Small Cap Value Fund commenced operations June 29, 2000. 3 The Nationwide Small Cap Index, Nationwide Mid Cap Market Index, Nationwide
     International Index and Nationwide Bond Index Funds began to be directly managed and subadvised by FAM on October 15, 2001; therefore, the fees reflect  what  was  paid  from  October  15  to  October  31,  2001.
4    The  Fund  had  not  yet  commenced  operations  as  of  October  31, 2002.

     GMF and the Trust have received from the SEC an exemptive order for the multi-manager structure which allows GMF to hire, replace or terminate subadvisers without the approval of shareholders; the order also allows GMF to revise a subadvisory agreement without shareholder approval. If a new subadviser is hired, the change will be communicated to shareholders within 90 days of such changes, and all changes will be approved by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or GMF. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility.

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                                       90

     GMF provides investment management evaluation services to the Funds principally by performing initial due diligence on prospective Subadvisers for the Fund and thereafter monitoring the performance of the Subadviser through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the Subadviser. GMF has responsibility for communicating performance expectations and evaluations to the Subadviser and ultimately recommending to the Trust's Board of Trustees whether the Subadviser's contract should be renewed, modified or terminated; however, GMF does not expect to recommend frequent changes of subadvisers. GMF will regularly provide written reports to the Trust's Board of Trustees regarding the results of its evaluation and monitoring functions. Although GMF will monitor the performance of the Subadvisers, there is no certainty that the Subadviser or the Fund will obtain favorable results at any given time.

SUBADVISER  PERFORMANCE  FEE  -  GROWTH  FOCUS  FUND

     Turner is the subadviser for the Growth Focus Fund. Like the investment adviser for the Fund, Turner receives a base subadvisory fee for the services it provides the Fund that may be adjusted if a Fund out- or under-performs a stated benchmark. The subadvisory arrangement works in much the same way as the advisory fee (described above under the "Performance Fee" Section) and is set forth below:


                                                             HIGHEST        LOWEST
                                                             POSSIBLE      POSSIBLE
                            REQUIRED          BASE           ADVISORY      ADVISORY
                             EXCESS         ADVISORY       FEE AT EACH   FEE AT EACH
FUND         BENCHMARK    PERFORMANCE          FEE         BREAK POINT   BREAK POINT
-------------------------------------------------------------------------------------
Nationwide  Russell 1000        12.0%   0.55% for assets          0.77%         0.33%
Growth . .  Growth                      up to $500
Focus. . .  Index                       million,

                                        0.45% for assets          0.63%         0.27%
                                        of $500 million
                                        up to $2 billion,

                                        0.40% for assets
                                        of $2 billion and
                                        more                      0.56%         0.24%

     In the event that the Fund underperforms or underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and Turner will receive the applicable base fee. These performance-based fees will be paid from the investment advisory fees received by GMF and will be subject to the same conditions.

     GGAMT has selected Gartmore Global Partners ("GGP") to be the subadviser to each of the following Funds (the "GGAMT Advised Funds"): Gartmore Emerging Markets Fund, Gartmore Global Small Companies Fund, Gartmore International Growth Fund, Gartmore Worldwide Leaders Fund, Gartmore European Leaders Fund, Gartmore Asia Pacific Leaders Fund, Gartmore Global Financial Services Fund, Gartmore OTC Fund, Gartmore Global Utilities Fund and Gartmore International Small Cap Growth Fund.

      Subject to the supervision of GGAMT and the Trustees, GGP manages each GGAMT Advised Fund's assets in accordance with such Fund's investment objective and policies. GGP makes investment decisions for such Fund, and in connection with such investment decisions, shall place purchase and sell orders for securities.

     GGP provides investment advisory services to the GGAMT Advised Fund pursuant to a Subadvisory Agreement. The Subadvisory Agreement specifically provides that GGP shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of a Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. After an initial two-year period, the Subadvisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. The Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

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                                       91

     For  the  services it provides, GGP receives the following fees from GGAMT:

FUND                                            ASSETS     FEE
----------------------------------------------------------------
Gartmore Emerging Markets Fund and . . . . .  All assets  0.575%
Gartmore Global Small Companies Fund

Gartmore International Growth Fund,. . . . .  All assets   0.50%
Gartmore Worldwide Leaders Fund,
Gartmore European Leaders Fund,
Gartmore Asia Pacific Leaders Fund,
Gartmore Global Financial Services Fund, and
Gartmore OTC Fund

Gartmore Global Utilities Fund . . . . . . .  All assets   0.40%

Gartmore International Small Cap Growth Fund  All assets   0.55%

     These fees are calculated at an annual rate based on each Fund's average daily net assets.

     GGP is a partnership owned jointly by Gartmore U.S. Ltd. and Gartmore Securities Ltd. Gartmore U.S. Ltd. is a wholly-owned subsidiary of Gartmore Capital Management Ltd. Gartmore Capital Management Ltd. is a wholly owned subsidiary of and Gartmore Securities Ltd. is almost entirely owned by Gartmore Investment Management plc. Gartmore Investment Management plc is almost entirely owned by Asset Management Holdings plc, a holding company, which is a wholly owned subsidiary of Nationwide UK Holding Company, Ltd, another holding company, which is a majority owned subsidiary of Nationwide UK Asset Management Holdings, Ltd., another holding company, which is a wholly owned subsidiary of Nationwide Asset Management Holdings, Ltd. Nationwide Asset Management Holdings, Ltd., which is also a holding company, is a wholly owned subsidiary of GGAMT. GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policy holders.

     During the fiscal years ended October 31, 2002 and October 31, 2001, and the fiscal period ended October 31, 2000, GGP earned the following fees for subadvisory services:


                                                YEAR ENDED    YEAR ENDED   PERIOD ENDED
                                               OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
FUND                                               2002          2001          2000
----------------------------------------------------------------------------------------
Gartmore Emerging Markets Fund1 . . . . . . .  $     26,208  $     22,121  $       8,441

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                                       92

Gartmore Global Utilities Fund2 . . . . . . .  $      8,698           N/A            N/A
Gartmore Global Financial Services Fund2. . .  $     12,621           N/A            N/A
Gartmore International Growth Fund1 . . . . .  $     31,971  $     37,835         15,417
Gartmore International Small Cap Growth Fund3  $     18,828  $     20,203            N/A
Gartmore Worldwide Leaders Fund1. . . . . . .  $     16,681  $     19,105          7,813

1    The  Fund  commenced  operations  August  30,  2000.
2    The  Fund  commenced  operations  December  18,  2001.
3    The  Fund  commenced  operations  December  29,  2000.

     The other funds of the Trust for which GGP serves as subadviser had not yet begun operations as of October 31, 2002.

CONSIDERATION  OF  INVESTMENT  ADVISORY  AGREEMENTS

     In determining whether it was appropriate to approve the Advisory Agreements between each adviser (GMF, GGAMT or GMCM, collectively, the "Advisers") and the Trust, on behalf of each Fund, the Board received extensive information, provided by the Advisers, that the Board believed to be reasonably necessary to conduct its review. The Board carefully evaluated this information, and was advised with respect to its deliberations by legal counsel to the Trust, and the Trustees who are not interested persons were also advised by their own independent counsel. The Trustees decided to approve the Investment Advisory Agreements on the basis of the following considerations, among others:

     - The investment advisory fee payable to each Adviser under its Investment Advisory Agreement, the anticipated costs to the Adviser of providing these services, the profitability of each Adviser's relationship with the Funds that it advises (particularly under recent volatile market conditions), the level of reimbursements being made by an Adviser and the anticipated duration of such reimbursements, and the comparability of the fee to fees paid by other similar investment companies.

     - The nature, quality and extent of the investment advisory services expected to be provided by the Adviser to each of the Funds it advises and such Funds' historic performance and the comparability of such Funds' performance to the performance of similar investment companies.

     - The overall quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Advisers.

     - Any ancillary benefits to the Advisers, including soft dollars received by such Advisers.

     In light of the above considerations and such other factors and information it considered relevant, the Board unanimously determined that the Investment Advisory Agreements should be continued for each of the Funds and that the compensation payable under such Investment Advisory Agreements is fair and reasonable with respect to each such Fund.

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                                       93

     With respect to the addition of new Funds to the Advisory Agreements, the Board has considered similar information, omitting, however, unavailable Fund profitability information and historic Fund performance information.

DISTRIBUTOR

     Gartmore Distribution Services, Inc. ("GDSI") serves as underwriter for each of the Funds in the continuous distribution of its shares pursuant to a Underwriting Agreement dated as of October 1, 2002 (the "Underwriting
Agreement"). Unless otherwise terminated, the Underwriting Agreement will continue from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. Until September 30, 2002, Nationwide Securities, Inc. ("NSI") served as the Trust's underwriter. GDSI is a wholly-owned subsidiary of Gartmore Global Asset Management, Inc. ("GGAMI"), a Delaware holding company. GGAMI is a wholly-owned subsidiary of Gartmore SA Capital Trust, which is an investment adviser and is wholly-owned by Gartmore Global Investments, Inc. ("GGI"), a Delaware holding company. GGI is a majority owned subsidiary of Gartmore Global Asset Management Trust ("GGAMT"). GGAMT is a Delaware business trust that is a wholly-owned subsidiary of Nationwide Corporation. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders. The following entities or people are affiliates of the Trust and are also affiliates of GDSI:

     Gartmore  Mutual  Fund  Capital  Trust
     Gartmore  Global  Asset  Management  Trust
     Gartmore  Global  Partners
     Nationwide  Life  Insurance  Company
     Nationwide  Life  and  Annuity  Insurance  Company
     Nationwide  Financial  Services,  Inc.
     Nationwide  Corporation
     Nationwide  Mutual  Insurance  Company
     Paul  Hondros
     Gerald  Holland
     Eric  Miller

     In its capacity as Distributor, GDSI solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. GDSI receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge, if any, imposed upon sales of Shares of each of the Funds. During the fiscal years ended October 31, 2002, 2001 and 2000, GDSI/NSI received the following commissions from the sale of shares of the Funds:

     During the fiscal years ended October 31, 2002, 2001 and 2000, GDSI/NSI received the following commissions from the sale of shares of the Funds:

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                                       94

                                                YEARS  ENDED  OCTOBER  31,
FUNDS                                           2002      2001      2000
--------------------------------------------------------------------------
Gartmore Bond Fund . . . . . . . . . . . . .  $107,185    50,356    63,687
Gartmore Emerging Markets Fund . . . . . . .    10,200     2,709       171
Gartmore Global Financial Services Fund. . .       506        02        --
Gartmore Global Health Sciences Fund . . . .     4,220         0        03
Gartmore Global Technology and
   Communications Fund . . . . . . . . . . .    10,618    22,523   19,5134
Gartmore Global Utilities Fund . . . . . . .       258        02        --
Gartmore Government Bond Fund. . . . . . . .   145,993   38,7785    16,156
Gartmore Growth Fund . . . . . . . . . . . .   167,125   253,929   505,403
Gartmore High Yield Bond . . . . . . . . . .    13,122     7,859     3,532
Gartmore International Growth Fund . . . . .     5,075     2,582       141
Gartmore International Small Cap Growth Fund     1,152       212        03
Gartmore Investor Destinations
   Aggressive Fund . . . . . . . . . . . . .     5,807         0        06
Gartmore Investor Destinations
   Moderately Aggressive Fund. . . . . . . .    28,500         0        06
Gartmore Investor Destinations
   Moderate Fund . . . . . . . . . . . . . .    27,705         0        06
Gartmore Investor Destinations
   Moderately Conservative Fund. . . . . . .    24,448         0        06
Gartmore Investor Destinations
   Conservative Fund . . . . . . . . . . . .    28,965         0        06
Gartmore Large Cap Value Fund. . . . . . . .    14,059    16,416    11,974
Gartmore Micro Cap Equity Fund . . . . . . .        07        --        --
Gartmore Millennium Growth Fund. . . . . . .    51,874  $130,693  $214,573
Gartmore Morley Capital Accumulation Fund. .       N/A       N/A       N/A
Gartmore Morley Enhanced Income Fund . . . .     6,042     7,901     5,445
Gartmore Nationwide Fund . . . . . . . . . .   538,679   631,955 1,145,479
Gartmore Nationwide Leaders Fund . . . . . .     5,625        08        --
Gartmore Tax-Free Income Fund. . . . . . . .   167,436    94,122   102,317
Gartmore U.S. Growth Leaders Fund. . . . . .    13,693    28,459     5,762
Gartmore Value Opportunities Fund. . . . . .    42,172    43,808    21,410
Gartmore Worldwide Leaders Fund. . . . . . .     1,544       435        01
Nationwide Bond Index Fund . . . . . . . . .     2,527         0         0
Nationwide International Index Fund. . . . .     2,534     2,298     1,902
Nationwide Large Cap Growth Fund . . . . . .    32,111    25,591    76,645
Nationwide Mid Cap Market Index Fund . . . .     8,601     2,280         0
Nationwide S&P 500 Index Fund. . . . . . . .    98,122    33,486     9,492
Nationwide Small Cap Fund. . . . . . . . . .    22,949     8,813    23,970
Nationwide Small Cap Index Fund. . . . . . .     6,364     2,263         0
NorthPointe Small Cap Value Fund . . . . . .       N/A       N/A       N/A

1    Fund  commenced  operations  on  August  30,  2000.
2    Fund  commenced  operations  December  18,  2001.
3    Fund  commenced  operations  on  December  29,  2000.
4    Fund  commenced  operations  on  June  30,  2000.
5 A reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund occurred on August 27, 2001. The commissions listed do not include the commissions NSI received from the Nationwide Long-Term U.S. Government Bond Fund prior to the reorganization.

--------------------------------------------------------------------------------
                                       95

6    Funds  commenced  operations  on  March  31,  2000.
7    Fund  commenced  operations  on  June  27,  2002.
8    The  Fund  commenced  operations  on  December  28,  2001.

     The other Funds of the Trust had not yet begun operations as of October 31, 2002.

     GDSI also receives the proceeds of contingent deferred sales charges imposed on certain redemptions of Class B, Class C, Class X and Class Y shares (and certain Class A shares). During the fiscal years ended October 31, 2002, 2001 and 2000, GDSI/NSI received the following amounts from such sales charges:

                                              YEARS  ENDED  OCTOBER  31,
FUNDS                                          2002     2001     2000
-----------------------------------------------------------------------
Gartmore Bond Fund . . . . . . . . . . . . .   42,515   43,979   19,420
Gartmore Emerging Markets Fund . . . . . . .    6,517    9,151       01
Gartmore Global Financial Services Fund. . .      330       02       --
Gartmore Global Health Sciences Fund . . . .    2,141        0       03
Gartmore Global Technology and
   Communications Fund . . . . . . . . . . .    5,703   20,722       04
Gartmore Global Utilities Fund . . . . . . .      140       02       --
Gartmore Government Bond Fund. . . . . . . .   92,322  38,2555    7,510
Gartmore Growth Fund . . . . . . . . . . . .   20,872   44,162  107,445
Gartmore High Yield Bond Fund. . . . . . . .    5,408    3,504      341
Gartmore International Growth Fund . . . . .    2,158    1,735       01
Gartmore International Small Cap Growth Fund      976       21       03
Gartmore Investor Destinations
   Aggressive Fund . . . . . . . . . . . . .    2,483        0       06
Gartmore Investor Destinations
   Moderately Aggressive Fund. . . . . . . .      947        0       06
Gartmore Investor Destinations
   Moderate Fund . . . . . . . . . . . . . .    2,566        0       06
Gartmore Investor Destinations
   Moderately Conservative Fund. . . . . . .    1,170        0       06
Gartmore Investor Destinations
   Conservative Fund . . . . . . . . . . . .    8,099        0       06
Gartmore Large Cap Value Fund. . . . . . . .    6,985    9,203    7,095
Gartmore Micro Cap Equity Fund . . . . . . .       07       --       --
Gartmore Millennium Growth Fund. . . . . . .   24,800  105,100   29,934
Gartmore Morley Capital Accumulation Fund. .      N/A      N/A      N/A
Gartmore Morley Enhanced Income Fund . . . .      N/A      N/A      N/A
Gartmore Nationwide Fund . . . . . . . . . .  155,306  246,115  445,655
Gartmore Nationwide Leaders Fund . . . . . .    1,361       08       --
Gartmore Tax-Free Income Fund. . . . . . . .   55,228   65,743   54,421
Gartmore U.S. Growth Leaders Fund. . . . . .    6,257   21,871       --
Gartmore Value Opportunities Fund. . . . . .   20,593   38,688    2,572
Gartmore Worldwide Leaders Fund. . . . . . .      741      891       01
Nationwide Bond Index Fund . . . . . . . . .      556      400        0
Nationwide International Index Fund. . . . .    1,770    1,209      666

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                                       96

Nationwide Large Cap Growth Fund . . . . . .   16,358   30,626   64,036
Nationwide Mid Cap Market Index Fund . . . .    3,415      214        0
Nationwide S&P 500 Index Fund. . . . . . . .   51,923   57,197    9,915
Nationwide Small Cap Fund. . . . . . . . . .   12,993   10,631   13,483
Nationwide Small Cap Index Fund. . . . . . .    4,462        0        0
NorthPointe Small Cap Value Fund . . . . . .      N/A      N/A      N/A

1    Fund  commenced  operations  on  August  30,  2000.
2    Fund  commenced  operations  December  18,  2001.
3    Fund  commenced  operations  on  December  29,  2000.
4    Fund  commenced  operations  on  June  30,  2000.
5 A reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund occurred on August 27, 2001. The commissions listed do not include the commissions NSI received from the Nationwide Long-Term U.S. Government Bond Fund prior to the reorganization.
6    Funds  commenced  operations  on  March  31,  2000.
7    Fund  commenced  operations  on  June  27,  2002.
8    The  Fund  commenced  operations  on  December  28,  2001.

     The other funds of the Trust for which GMF will serve as investment adviser had not yet begun operations as of October 31, 2002.

     From such contingent deferred sales charges, GDSI/NSI and affiliated broker dealers retained $1,488,620, $2,083,754, and $3,506,995 for 2002, 2001 and 2000,
respectively, after reallowances to dealer. GDSI reallows to dealers 5.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge 5.75%, 4.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge of 4.75%, 3.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge of 3.75%, 4.00% on Class B shares of the Funds, 1.00% on Class C shares of the Funds, 4.00% on Class D shares of the Funds.

DISTRIBUTION  PLAN

     The Funds have adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act with respect to certain classes of shares. The Plan permits the Funds to compensate GDSI, as the Funds' Distributor, for expenses associated with the distribution of certain classes of shares of the Funds. Although actual distribution expenses may be more or less, under the Plan the Funds pay the distributor an annual fee in an amount that will not exceed the following amounts:

-    0.25%  of  the  average  daily  net  assets of Class A shares of each Fund;

- 0.25% of the Service Class Shares and IRA Class shares of the Gartmore Morley Capital Accumulation Fund;

- 0.25% of the average daily net assets of Service Class Shares of the Investor Destinations Funds;

- 1.00% of the average daily net assets of Class B and Class C shares for each of the Funds other than the Gartmore Money Market Fund;

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                                       97

- 0.85% of the average daily net assets of the Class X and Class Y shares of the Gartmore Bond, Gartmore Government Bond and Gartmore Tax-Free Funds;

- 0.15% of the average daily net assets of Service Class shares of the Gartmore Money Market and S&P 500 Index Funds; and

- 0.07% of the average daily net assets of the Local Fund shares of the S&P 500 Index Fund.

     During the fiscal year ended October 31, 2002, GDSI earned the following distribution fees under the Plan1:
     LOCAL

                                                                       SERVICE   FUND
FUNDS                                    CLASS A   CLASS B   CLASS C    CLASS   SHARES
--------------------------------------------------------------------------------------
Gartmore Bond Fund. . . . . . . . . . .  $ 14,801  $28,0062  $ 1,7532      N/A     N/A
Gartmore Emerging Markets Fund. . . . .     4,344    15,299       161      N/A     N/A
Gartmore Global Financial Services
   Fund . . . . . . . . . . . . . . . .     1,582     6,322     6,282      N/A     N/A
Gartmore Global Health Sciences
   Fund . . . . . . . . . . . . . . . .     2,745     7,745        60      N/A     N/A
Gartmore Global Technology and
   Communications Fund. . . . . . . . .     4,714    10,211       273      N/A     N/A
Gartmore Global Utilities Fund. . . . .     1,363     5,433     5,419      N/A     N/A
Gartmore Government Bond Fund . . . . .   139,096   41,8302    5,6582      N/A     N/A
Gartmore Growth Fund. . . . . . . . . .    14,414    41,864       596      N/A     N/A
Gartmore High Yield Bond Fund . . . . .     5,611     2,855       119      N/A     N/A
Gartmore International Growth Fund. . .     5,526    20,911       119      N/A     N/A
Gartmore International Small Cap
    Growth Fund . . . . . . . . . . . .     2,177     8,593        56      N/A     N/A
Investor Destinations Aggressive Fund .       121        86        17  110,659     N/A
Investor Destinations Moderately
   Aggressive Fund. . . . . . . . . . .       592       196         3  167,992     N/A
Investor Destinations Moderate Fund . .       595       213       125  232,175     N/A
Investor Destinations Moderately
   Conservative Fund. . . . . . . . . .       521       216       105   69,375     N/A
Investor Destinations Conservative Fund       522       135       191   50,698     N/A
Gartmore Large Cap Value Fund . . . . .    67,352     6,101       787      N/A     N/A
Gartmore Micro Cap Equity Fund. . . . .       162       150       150      N/A     N/A
Gartmore Mid Cap Growth Fund. . . . . .       N/A       N/A       N/A      N/A     N/A
Gartmore Millennium Growth Fund . . . .    15,815    37,444       553      N/A     N/A
Gartmore Money Market Fund. . . . . . .       N/A       N/A       N/A  675,489     N/A
Gartmore Morley Enhanced Income
   Fund . . . . . . . . . . . . . . . .     2,661       N/A       N/A      N/A     N/A
Gartmore Nationwide Fund. . . . . . . .   697,293   370,628     2,180      N/A     N/A
Gartmore Nationwide Leaders Fund. . . .     1,803     2,648     2,285      N/A     N/A
Gartmore Tax-Free Income Fund . . . . .    17,081   51,9552    1,3622      N/A     N/A
Gartmore U.S. Growth Leaders Fund . . .     3,661     8,393       156      N/A     N/A
Gartmore Value Opportunities Fund . . .    29,710    28,109     1,387      N/A     N/A
Gartmore Worldwide Leaders Fund . . . .     2,832    10,505       210      N/A     N/A

--------------------------------------------------------------------------------
                                       98

Nationwide Bond Index Fund. . . . . . .    57,425       161       N/A      N/A     N/A
Nationwide International Index Fund . .    35,506       754       N/A      N/A     N/A
Nationwide Large Cap Growth Fund. . . .    79,213    21,927       422      N/A     N/A
Nationwide Mid Cap Market Index
   Fund . . . . . . . . . . . . . . . .    37,903       411       N/A      N/A     N/A
Nationwide S&P 500 Index Fund . . . . .    10,062    24,308       N/A  406,496      66
Nationwide Small Cap Index Fund . . . .    21,495       551       N/A      N/A     N/A
Nationwide Small Cap Fund . . . . . . .    52,368    10,333       282      N/A     N/A
NorthPointe Small Cap Value Fund. . . .       N/A       N/A       N/A      N/A     N/A

1 The other Funds of the Trust for which GDSI acted as distributor had not commenced operations as of October 31, 2002.
2 Class B and Class C shares were re-designated as Class X and Class Y shares, respectively, effective September 1, 2003. Therefore, the amounts reflected above under Class B and Class C shares, respectively, are for the prior Class B and Class C shares. No amounts were earned by GDSI for the new Class B and Class C shares during the period because they had not yet commencend operations as of October 31, 2002.

                                     SERVICE CLASS     IRA CLASS
                                         SHARES          SHARES
----------------------------------------------------------------
Gartmore Morley Capital Accumulation    $117,767        $23,016

     As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan was initially approved by the Board of Trustees on March 5, 1998, and is amended from time to time upon approval by the Board of Trustees. The Plan may be terminated as to a Class of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class. Any change in the Plan that would materially increase the distribution cost to a Class requires shareholder approval. The
Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Shares of the applicable Class. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit such Fund and its Shareholders.

     The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets. As the Funds grow in size, certain expenses, and therefore total expenses per share, may be reduced and overall performance per share may be improved.

--------------------------------------------------------------------------------
                                       99

     The Fund's distributor has entered into, and will enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's Shares including, but not limited to, those discussed above. From time to time, GDSI or an affiliate of GDSI may pay additional amounts from its own resources to dealers or other financial intermediaries, including its affiliate Nationwide Financial Services, Inc. or its subsidiaries, for aid in distribution or for aid in providing administrative services to shareholders.
The Trust has been informed by GDSI that during the fiscal year ended October 31, 2002, the following expenditures were made using the 12b-1 fees received by the Distributor with respect to the Funds1:


                                                                                            BROKER-
                                                             PROSPECTUS    DISTRIBUTOR      DEALER
                                                             PRINTING &   COMPENSATION   COMPENSATION
FUND1                                                         MAILING2       & COSTS        & COSTS
------------------------------------------------------------------------------------------------------
Gartmore Bond Fund. . . . . . . . . . . . . . . . . . . . .  $  4,798.95  $  26,067.633  $   13,693.42
------------------------------------------------------------------------------------------------------
Gartmore Emerging Markets Fund. . . . . . . . . . . . . . .  $  7,024.72  $   11,512.51  $    1,266.77
------------------------------------------------------------------------------------------------------
Gartmore Global Financial Services Fund . . . . . . . . . .  $  5,257.28  $    8,921.20  $        7.52
------------------------------------------------------------------------------------------------------
Gartmore Global Health Sciences Fund. . . . . . . . . . . .  $  4,020.21  $    5,803.27  $      726.52
------------------------------------------------------------------------------------------------------
Gartmore Global Technology and Communications Fund. . . . .  $  4,555.65  $    7,788.42  $    2,853.93
------------------------------------------------------------------------------------------------------
Gartmore Global Utilities Fund. . . . . . . . . . . . . . .  $  4,591.61  $    7,618.93  $        4.46
------------------------------------------------------------------------------------------------------
Gartmore Government Bond Fund . . . . . . . . . . . . . . .  $  6,898.19  $  41,743.813  $  137,942.00
------------------------------------------------------------------------------------------------------
Gartmore Growth Fund. . . . . . . . . . . . . . . . . . . .  $  4,461.97  $   31,597.74  $   20,544.29
------------------------------------------------------------------------------------------------------
Gartmore High Yield Bond Fund . . . . . . . . . . . . . . .  $  1,537.30  $    2,212.71  $    4,834.99
------------------------------------------------------------------------------------------------------
Gartmore International Growth Fund. . . . . . . . . . . . .  $ 10,672.39  $   15,631.82  $      251.78
------------------------------------------------------------------------------------------------------
Gartmore International Small Cap Growth Fund. . . . . . . .  $  4,307.96  $    6,428.95  $       89.09
------------------------------------------------------------------------------------------------------
Gartmore Investor Destinations Aggressive Fund. . . . . . .  $      0.00  $       78.61  $  111,019.33
------------------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderately Aggressive Fund .  $      0.00  $      152.78  $  168,862.87
------------------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderate Fund. . . . . . . .  $      0.00  $      279.50  $  233,183.18
------------------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderately Conservative Fund  $     57.53  $      256.22  $   69,903.25
------------------------------------------------------------------------------------------------------
Gartmore Investor Destinations Conservative Fund. . . . . .  $    219.86  $      267.53  $   51,058.61
------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value Fund . . . . . . . . . . . . . . .  $  1,669.11  $    5,118.66  $   67,452.23
------------------------------------------------------------------------------------------------------
Gartmore Micro Cap Equity Fund. . . . . . . . . . . . . . .  $      0.00  $      599.94  $       34.31
------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Growth Fund. . . . . . . . . . . . . . . .          N/A            N/A            N/A
------------------------------------------------------------------------------------------------------
Gartmore Millennium Growth Fund . . . . . . . . . . . . . .  $  4,992.11  $   28,226.03  $   20,593.86
------------------------------------------------------------------------------------------------------
Gartmore Money Market Fund. . . . . . . . . . . . . . . . .  $      0.00  $        0.00  $  710,717.79
------------------------------------------------------------------------------------------------------
Gartmore Morley Capital Accumulation Fund . . . . . . . . .  $  7,927.58  $      474.57  $  132,380.85
------------------------------------------------------------------------------------------------------
Gartmore Morley Enhanced Income Fund. . . . . . . . . . . .  $    975.13  $        0.12  $    1,685.75
------------------------------------------------------------------------------------------------------
Gartmore Nationwide Fund. . . . . . . . . . . . . . . . . .  $ 27,513.99  $  277,072.31  $  765,514.73
------------------------------------------------------------------------------------------------------
Gartmore Nationwide Leaders Fund. . . . . . . . . . . . . .  $  2,718.39  $    3,527.46  $      490.15
------------------------------------------------------------------------------------------------------
Gartmore Tax-Free Income Fund . . . . . . . . . . . . . . .  $  7,989.80  $  46,816.763  $   15,591.44
------------------------------------------------------------------------------------------------------
Gartmore U.S. Growth Leaders Fund . . . . . . . . . . . . .  $  3,528.88  $    6,436.87  $    2,244.25
------------------------------------------------------------------------------------------------------
Gartmore Value Opportunities Fund . . . . . . . . . . . . .  $  6,796.46  $   21,888.31  $   30,521.23
------------------------------------------------------------------------------------------------------
Gartmore Worldwide Leaders Fund . . . . . . . . . . . . . .  $  5,363.93  $    7,962.88  $      220.19
------------------------------------------------------------------------------------------------------
Nationwide Bond Index Fund. . . . . . . . . . . . . . . . .  $      0.00  $      121.58  $   57,667.02
------------------------------------------------------------------------------------------------------
Nationwide International Index Fund . . . . . . . . . . . .  $    448.11  $      562.41  $   35,249.48
------------------------------------------------------------------------------------------------------
Nationwide Large Cap Growth Fund. . . . . . . . . . . . . .  $  1,990.19  $   16,594.05  $   82,347.76
------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market Index Fund. . . . . . . . . . . .  $  1,186.42  $      314.99  $   36,812.59
------------------------------------------------------------------------------------------------------
Nationwide S&P 500 Index Fund . . . . . . . . . . . . . . .  $  8,175.90  $   18,102.73  $  414,653.37
------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund . . . . . . . . . . . . . . . . .  $  2,712.90  $    7,295.49  $   52,974.61
------------------------------------------------------------------------------------------------------
Nationwide Small Cap Index Fund . . . . . . . . . . . . . .  $    226.96  $      415.67  $   21,403.37
------------------------------------------------------------------------------------------------------
NorthPointe Small Cap Value Fund. . . . . . . . . . . . . .          N/A            N/A            N/A
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      101

1 The other Funds of the Trust for which GDSI acted as distributor had not commenced operations as of October 31, 2002.
2 Printing and mailing of prospectuses to other than current Fund shareholders.
3 For the fiscal year ended October 31, 2002, the 12b-1 fees relating to the former Class B and Class C shares (now Class X and Class Y shares, respectively) are used to pay GDSI for advancing the commission costs to dealers with respect to the initial sale of such shares.

ADMINISTRATIVE  SERVICES  PLAN

     Under the terms of an Administrative Services Plan, a Fund is permitted to enter into Servicing Agreements with servicing organizations, such as broker-dealers and financial institutions, who agree to provide certain administrative support services in connection with the Class A, Class D, Institutional Service Class and Service Class shares of the Funds (as applicable), the Prime shares of the Money Market Fund, and the IRA Class shares of the Morley Capital Accumulation Fund. Such administrative support services include, but are not limited to, the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.

     As authorized by the particular Administrative Services Plan(s) for the Funds, the Trust has entered into Servicing Agreements for the Funds pursuant to which Nationwide Financial Services, Inc. ("NFS") has agreed to provide certain administrative support services in connection with the applicable Fund shares held beneficially by its customers. NFS is a majority owned subsidiary of Nationwide Corporation, which also owns GGAMT. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements (which may include GDSI) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the Class A, D or Institutional Service and Service Class shares of each Fund (as applicable), Prime shares of the Money Market Fund and IRA Class shares of the Gartmore Morley Capital Accumulation Fund.

     The Trust has also entered into a Servicing Agreement pursuant to which Nationwide Investment Services Corporation ("NISC") has agreed to provide certain administrative support services in connection with Service Class shares of the Money Market Fund held beneficially by its customers. NISC is indirectly owned by NFS.

     During the fiscal year ended October 31, 2002, NFS and its affiliates received $5,251,880 in administrative services fees from the Funds.

FUND  ADMINISTRATION  AND  TRANSFER  AGENCY  SERVICES

     Under the terms of a Fund Administration Agreement, Gartmore SA Capital Trust ("GSA"), a wholly owned subsidiary of Gartmore Global Investments, Inc. ("GGI"), provides for various administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. GGI is a wholly-owned subsidiary of GGAMT. Gartmore
Investors Services, Inc. ("GISI"), an indirect subsidiary of GSA, serves as transfer agent and dividend disbursing agent for each of the Funds. Both GSA and GISI are located at 1200 River Road, Conshohocken, Pennsylvania 19428. For the fund administration and transfer agency services, each Fund pays GSA a combined annual fee based on the Trust's average daily net assets according to the following schedule:

--------------------------------------------------------------------------------
                                      101

ASSET  LEVEL1           AGGREGATE  TRUST  FEE
---------------------------------------------
$0  -  $1  billion              0.25%
$1  -  $3  billion              0.18%
$3  -  $4  billion              0.14%
$4  -  $5  billion              0.07%
$5  -  $10  billion             0.04%
$10  -  $12  billion            0.02%
greater  than  $12  billion     0.01%

     GSA  pays  GISI  from  these  fees  for  its  services.

1     The  assets  of  each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The Investor Destinations Funds do not pay any part of this fee.

     During the period from December 1, 2001 through October 31, 2002, GSA earned combined fund administration and transfer agency fees from the Funds as follows:

                                                     PERIOD ENDED
FUND                                               OCTOBER 31, 2002
-------------------------------------------------------------------
Gartmore Millennium Growth Fund . . . . . . . . .  $         108,436
Gartmore Growth Fund. . . . . . . . . . . . . . .            844,765
Gartmore Nationwide Fund. . . . . . . . . . . . .          3,192,349
Gartmore Tax-Free Income Fund . . . . . . . . . .            357,703
Gartmore Bond Fund. . . . . . . . . . . . . . . .            262,536
Gartmore Government Bond Fund1. . . . . . . . . .            318,360
Money Market Fund . . . . . . . . . . . . . . . .          2,867,503
Nationwide S&P 500 Index Fund . . . . . . . . . .            706,889
Gartmore Large Cap Value Fund . . . . . . . . . .             48,385
Nationwide Large Cap Growth Fund. . . . . . . . .             88,158
Nationwide Small Cap Fund . . . . . . . . . . . .             57,000
Gartmore Morley Capital Accumulation
   Fund . . . . . . . . . . . . . . . . . . . . .            107,560
Gartmore Value Opportunities Fund2. . . . . . . .             63,413
Gartmore Morley Enhanced Income Fund2 . . . . . .             59,153
Gartmore High Yield Bond Fund2. . . . . . . . . .            138,810
Gartmore Investor Destinations Aggressive
   Fund3. . . . . . . . . . . . . . . . . . . . .                  0
Gartmore Investor Destinations Moderately
   Aggressive Fund3 . . . . . . . . . . . . . . .                  0
Gartmore Investor Destinations Moderate
   Fund3. . . . . . . . . . . . . . . . . . . . .                  0
Gartmore Investor Destinations Moderately
   Conservative Fund3 . . . . . . . . . . . . . .                  0

--------------------------------------------------------------------------------
                                      102

Gartmore Investor Destinations Conservative Fund3                  0
Nationwide Small Cap Index Fund4. . . . . . . . .             76,612
Nationwide Mid Cap Market Index Fund5 . . . . . .            103,722
Nationwide International Index Fund4. . . . . . .            174,813
Nationwide Bond Index Fund4 . . . . . . . . . . .            201,403
NorthPointe Small Cap Value Fund5 . . . . . . . .             49,488
Gartmore U.S. Growth Leaders Fund6. . . . . . . .             10,610
Gartmore Global Technology and
   Communications Fund6 . . . . . . . . . . . . .             15,130
Gartmore Emerging Markets Fund7 . . . . . . . . .             12,332
Gartmore International Growth Fund7 . . . . . . .             18,815
Gartmore Worldwide Leaders Fund7. . . . . . . . .              8,795
Gartmore International Small Cap Growth
   Fund8. . . . . . . . . . . . . . . . . . . . .             16,805
Gartmore Global Health Sciences Fund9 . . . . . .              5,234
Gartmore Global Financial Services Fund10 . . . .              6,436
Gartmore Global Utilities Fund10. . . . . . . . .              6,391
Gartmore Nationwide Leaders Fund11. . . . . . . .              5,022
Gartmore Micro Cap Equity Fund12. . . . . . . . .              2,151
Gartmore Mid Cap Growth Fund13. . . . . . . . . .                440
Gartmore Long-Short Equity Plus Fund. . . . . . .           78,39114

1 The reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund was completed effective August 27, 2001. The fund administration fees listed do not include the fund administration fees NAS/GSA received from the Nationwide Long-Term
     U.S.  Government  Bond  Fund  prior  to  the  reorganization.
2    The  Fund  commenced  operations  December  29,  1999.
3    The  Fund  commenced  operations  March  31,  2000.
4    The  Fund  commenced  operations  December  29,  1999.
5    The  Fund  commenced  operations  June  29,  2000.
6    The  Fund  commenced  operations  June  30,  2000.
7    The  Fund  commenced  operations  August  30,  2000.
8    The  Fund  commenced  operations  on  December  21,  2000.
9    The  Fund  commenced  operations  on  December  29,  2000.
10   The  Fund  commenced  operations  on  December  18,  2001.
11   The  Fund  commenced  operations  on  December  28,  2001.
12   The  Fund  commenced  operations  on  June  27,  2002.
13    The  Fund  commenced  operations  on  October  1,  2002.
14 Reflects the amount of fees paid by the Fund's predecessor for its fiscal year ended June 30, 2002. Effective April 28, 2003, GSA serves as the
     Fund's administrator. Prior to April 28, 2003, J.P. Morgan Investor Services Co. served as the Fund's administrator.

     The other Funds of the Trust for which GSA acts as administrator had not yet commenced operations as of October 31, 2002.

--------------------------------------------------------------------------------
                                      103

During the period from November 1 until November 30, 2001, and the fiscal years ended October 31, 2001 and 2000, GSA earned fund administration fees (under a previous fee schedule) from the Funds as follows:



                                      PERIOD ENDED           YEARS ENDED
                                      NOVEMBER 30,    OCTOBER 31,    OCTOBER 31,
FUND                                      2001           2001           2000
---------------------------------------------------------------------------------
Gartmore Millennium Growth Fund. . .  $       1,533  $     25,459   $     20,136
Gartmore Growth Fund . . . . . . . .         21,414       319,221        541,769
Gartmore Nationwide Fund . . . . . .         69,412       907,738      1,063,967
Gartmore Tax-Free Income Fund. . . .         12,340       148,982        153,092
Gartmore Bond Fund . . . . . . . . .          7,998        85,965         84,085
Gartmore Government Bond Fund. . . .         10,704      94,874(1)        74,254
Money Market Fund. . . . . . . . . .         71,931       812,284        723,852
Nationwide S&P 500 Index Fund. . . .         17,028       177,923        106,035
Gartmore Large Cap Value Fund. . . .          6,164        75,000         75,000
Nationwide Large Cap Growth Fund . .          6,164        75,000         75,000
Nationwide Small Cap Fund. . . . . .          6,164        75,000         75,000
Gartmore Morley Capital
Accumulation Fund. . . . . . . . . .          4,110        50,000         50,000
Gartmore Value Opportunities Fund. .          6,164        75,000         63,115
Gartmore Morley Enhanced Income Fund          6,164        75,000         63,115
Gartmore High Yield Bond Fund. . . .          6,164        75,000         56,405
Gartmore Investor Destinations
Aggressive Fund. . . . . . . . . . .          6,164        75,000       44,058(2)
Gartmore Investor Destinations
 Moderately Aggressive Fund. . . . .          6,164        75,000       44,058(2)
Gartmore Investor Destinations
 Moderate Fund . . . . . . . . . . .          6,164        75,000       44,058(2)
Gartmore Investor Destinations
 Moderately Conservative Fund. . . .          6,164        75,000       44,058(2)
Gartmore Investor Destinations
Conservative Fund. . . . . . . . . .          6,164        75,000       44,058(2)
Nationwide Small Cap Index Fund. . .          6,164        75,000         63,115
Nationwide Mid Cap Market Index Fund          6,164        75,000       63,115(3)
Nationwide International Index Fund.          6,164        75,000         63,115
Nationwide Bond Index Fund . . . . .          6,164        75,000         63,115
NorthPointe Small Cap Value Fund . .          6,164        75,000       24,795(3)
Gartmore U.S. Growth Leaders Fund. .          6,164        75,000       24,795(4)
Gartmore Global Technology and
Communications Fund. . . . . . . . .          6,164        75,000       24,795(4)
Gartmore Emerging Markets Fund . . .          6,164        75,000       12,500(5)
Gartmore International Growth Fund .          6,164        75,000       12,500(5)
Gartmore Worldwide Leaders Fund. . .          6,164        75,000       12,500(5)
Gartmore International Small Cap
Growth Fund. . . . . . . . . . . . .          6,164        64,720            0(6)
Gartmore Global Health Sciences Fund          6,164        63,081            0(7)
Gartmore Long-Short Equity Plus Fund           N/A           N/A           N/A

1 The reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund was completed effective August 27, 2001. The fund administration fees listed do not include the fund administration fees NAS/GSA received from the Nationwide Long-Term
     U.S.  Government  Bond  Fund  prior  to  the  reorganization.

--------------------------------------------------------------------------------
                                      104

2    The  Fund  commenced  operations  March  31,  2000.
3    The  Fund  commenced  operations  June  29,  2000.
4    The  Fund  commenced  operations  June  30,  2000.
5    The  Fund  commenced  operations  August  30,  2000.
6    The  Fund  commenced  operations  on  December  21,  2000.
7    The  Fund  commenced  operations  on  December  29,  2000.

     During the period from November 1 until November 30, 2001, and the fiscal years ended October 31, 2001 and 2000, GSA earned transfer agency fees (under a previous fee schedule) from the Funds as follows:


                                      PERIOD ENDED   YEAR ENDED
                                      NOVEMBER 30,  OCTOBER 31,   OCTOBER 31,
FUND                                      2001          2001          2000
---------------------------------------------------------------------------------
Gartmore Millennium Growth Fund. . .        23,027      352,953        57,122
Gartmore Growth Fund . . . . . . . .       122,172    1,851,859       992,246
Gartmore Nationwide Fund . . . . . .       227,382    3,373,316     1,841,252
Gartmore Tax-Free Income Fund. . . .        15,747      227,188        25,832
Gartmore Bond Fund . . . . . . . . .        17,840      246,294        27,453
Gartmore Government Bond Fund. . . .        10,557     98,553(1)       30,542
Gartmore Money Market Fund . . . . .       104,751    1,465,056       989,953
Nationwide S&P 500 Index Fund. . . .         4,701       99,084        26,973
Gartmore Large Cap Value Fund. . . .         1,839       22,172         7,866
Nationwide Large Cap Growth Fund . .         8,058      129,573        51,260
Nationwide Small Cap Fund. . . . . .         2,783       34,164        12,415
Gartmore Morley Capital
Accumulation Fund. . . . . . . . . .           393        5,907         1,393
Gartmore Value Opportunities Fund. .         6,116       53,754         2,562
Gartmore Morley Enhanced Income Fund           321        3,855         1,189
Gartmore High Yield Bond Fund. . . .         1,170       12,352         2,523
Gartmore Investor Destinations
Aggressive Fund. . . . . . . . . . .           266        1,343         112(2)
Gartmore Investor Destinations
Moderately Aggressive Fund . . . . .           365        1,575         101(2)
Gartmore Investor Destinations
Moderate Fund. . . . . . . . . . . .           544        2,601          92(2)
Gartmore Investor Destinations
Moderately Conservative Fund . . . .           155          961         103(2)
Gartmore Investor Destinations
Conservative Fund. . . . . . . . . .           127          899          91(2)
Nationwide Small Cap Index Fund. . .           178        1,061           141
Nationwide Mid Cap Market Index Fund           334        1,864         412(3)
Nationwide International Index Fund.           728        7,906         1,087
Nationwide Bond Index Fund . . . . .           423        1,523           177
NorthPointe Small Cap Value Fund . .           268        5,222         669(3)
Gartmore U.S. Growth Leaders Fund. .         1,243       28,496         504(4)
Gartmore Global Technology and
Communications Fund. . . . . . . . .         2,230       38,646         543(4)

--------------------------------------------------------------------------------
                                      105

Gartmore Emerging Markets Fund . . .           268        3,077         296(5)
Gartmore International Growth Fund .           275        3,614         330(5)
Gartmore Worldwide Leaders Fund. . .           138        1,753         298(5)
Gartmore International Small Cap
Growth Fund. . . . . . . . . . . . .            94          838           0(6)
Gartmore Global Health Sciences Fund            23          425           0(7)

1 The reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund was completed effective August 27, 2001. The fund administration fees listed do not include the fund administration fees NAS/GSA received from the Nationwide Long-Term
     U.S.  Government  Bond  Fund  prior  to  the  reorganization.
2    The  Fund  commenced  operations  March  31,  2000.
3    The  Fund  commenced  operations  June  29,  2000.
4    The  Fund  commenced  operations  June  30,  2000.
5    The  Fund  commenced  operations  August  30,  2000.
6    The  Fund  commenced  operations  on  December  21,  2000.
7    The  Fund  commenced  operations  on  December  29,  2000.

     The other Funds of the Trust for which GISI acts as transfer agent had not yet commenced operations as of October 31, 2002.

SUB-ADMINISTRATORS

     GSA has entered into a Sub-Administration Agreement and a Sub-Transfer Agent Agreement with BISYS Fund Services Ohio, Inc. ("BISYS"), effective September 1, 1999, to provide certain fund administration and transfer agency services for each of the Funds. For these services, GSA pays BISYS an annual fee at the following rates based on the average daily net assets of the aggregate of all the funds of the Trust that BISYS is providing such services for:

ASSET LEVEL(1)                FEE
----------------------------------
0 - $1 billion. . . . . .    0.20%
1 - $3 billion. . . . . .    0.15%
3 - $4 billion. . . . . .    0.10%
4 - $5 billion. . . . . .    0.05%
5 - $10 billion . . . . .    0.02%
10 - $12 billion. . . . .    0.01%
greater than $12 billion .  0.005%


1 The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The Investor Destinations Funds do not pay any part of this fee.

     BISYS received the following amounts for the sub-administration services and sub-transfer agency services it provided:

                      YEAR ENDED
OCTOBER 31, 2002   OCTOBER 31, 2001*   OCTOBER 31, 2000*
--------------------------------------------------------
10,808,275          $ 7,374,769 /        $ 6,225,284 /
 . . .              $ 4,367,098         $ 4,178,459

* Pursuant to a previous fee schedule. First amount listed is for sub-administration services it provided, the second figure is for sub-transfer agency services it provided.

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                                      106

From December 29, 1999 to October 15, 2001, FAM provided the fund accounting, custody and other administrative services at the series level with respect to the Index Funds pursuant to a Sub-Administration Agreement. Such
Sub-Administration  Agreement  was  terminated  as  of  October  15,  2001.

CUSTODIAN

     JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017, is the custodian for the Funds and makes all receipts and disbursements under a Custody Agreement.

LEGAL  COUNSEL

     Stradley Ronon Stevens and Young LLP, 2600 Commerce Square, Philadelphia, Pennsylvania 19103, serves as the Trust's legal counsel.

AUDITORS

     PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, serves as independent accountants for the Trust.

BROKERAGE  ALLOCATION

     A Fund's Adviser (or a Subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

     Except as described below, the primary consideration in portfolio security transactions is best price and execution of the transaction i.e., execution at the most favorable prices and in the most effective manner possible. "Best price-best execution" encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Both the adviser and the Subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result.

----------------------
1 Because the Investor Destinations Funds will invest exclusively in shares of the Underlying Funds and the Nationwide Contract, it is expected that all transactions in portfolio securities for these Funds will be entered into by the Underlying Funds.


--------------------------------------------------------------------------------
                                      107

     Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to the adviser or a subadviser. In placing orders with such broker-dealers, the adviser or subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to the adviser or subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce the adviser's or subadviser's normal research activities or expenses.

     Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

     There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the adviser or subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are affected only when the adviser or subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

     In purchasing and selling investments for the Funds, it is the policy of each of the advisers and subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by the adviser or subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, the adviser or subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services, rendered on a continuing basis; and the reasonableness of any commissions.

     The advisers and each subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934, that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic or modeling software, market data feeds and historical market information. Any such research and other information provided by brokers to an adviser or subadviser is considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory or subadvisory agreement, as the case may be. The fees paid to the advisers and subadvisers pursuant to their respective investment advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to the advisers or a subadviser in serving their other clients. All research services received from the brokers to whom commission are paid are used

--------------------------------------------------------------------------------
                                      108

collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. Subject to the policy of the advisers and subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers, each also may consider the broker-dealer's sale of shares of any fund for which it serves as investment adviser, subadviser or administrator. For the fiscal year ended October 31, 2002, the clients
(including the Funds) of all the affiliated advisers of Gartmore Global Investments, Inc. ("GGI"), including but not limited to GMF, GSA, GGAMT, and GTC (GMCM's predecessor), paid soft dollar commissions in the total amount of $3,890,582. GGI directs security transactions to brokers providing brokerage and research services to the benefit of all GGI clients, including the Funds.

     During the fiscal years ended October 31, 2002, 2001 and 2000, the following brokerage commissions were paid by the Funds:


                                                         YEAR ENDED OCTOBER 31,
FUND                                              2002          2001               2000
Gartmore Bond Fund. . . . . . . . . . . . . .  $        0             0                 0
Gartmore Emerging Markets Fund                     17,775        14,115             7,673(1)
Gartmore Global Financial Services Fund            11,921             0(2)             -
Gartmore Global Health Sciences Fund               61,104        20,681                0(3)
Gartmore Global Technology
   and Communications Fund                        106,156        55,126           12,940(4)
Gartmore Global Utilities Fund. . . . . . . .      17,800             0(2)             -
Gartmore Government Bond Fund . . . . . . . .           0             0                0(5)
Gartmore Growth Fund. . . . . . . . . . . . .   2,369,315     1,752,999        2,000,121
Gartmore High Yield Bond Fund . . . . . . . .           0             0                0(3)
Gartmore International Growth Fund. . . . . .      55,648        60,696           19,814(5)
Gartmore International Small Cap Growth Fund.      17,073        26,974                0(6)
Gartmore Investor Destinations
   Aggressive Fund(7) . . . . . . . . . . . .           0             0                0
Gartmore Investor Destinations
   Moderately Aggressive Fund(7). . . . . . .           0             0                0
Gartmore Investor Destinations
   Moderate Fund(7)                                     0             0                0
Gartmore Investor Destinations
   Moderately Conservative Fund(7)                      0             0                0
Gartmore Investor Destinations
   Conservative Fund(7) . . . . . . . . . . .           0             0                0
Gartmore Large Cap Value Fund . . . . . . . .      53,615       132,343            69,89
Gartmore Long-Short Equity Plus Fund. . . . .     608,887*    1,720,867*       9,027,765*
Gartmore Millennium Growth Fund . . . . . . .     295,502   $   268,942      $   164,608
Gartmore Morley Capital
   Accumulation Fund. . . . . . . . . . . . .           0             0                0
Gartmore Morley Enhanced Income Fund. . . . .       8,330         6,218                0
Gartmore Nationwide Fund. . . . . . . . . . .   1,454,231     3,303,085         3,750,16
Gartmore Nationwide Leaders Fund. . . . . . .       3,351             0                0(9)
Gartmore Tax Free Income Fund . . . . . . . .           0             0                0
Gartmore U.S. Growth Leaders Fund . . . . . .      67,098        25,573            3,113
Gartmore Value Opportunities Fund . . . . . .     114,222        97,474(8)        23,825
Gartmore Worldwide Leaders Fund(7). . . . . .      51,210         3,720            3,546
Nationwide Bond Index Fund. . . . . . . . . .       1,143             0(8, 11)        -
Nationwide International Index Fund . . . . .     150,932        37,336 (11)          -
Nationwide Large Cap Growth Fund. . . . . . .      24,315        35,354          35,585
Nationwide Mid Cap Index Fund . . . . . . . .      68,549         9,488(8, 11)        -
Nationwide S&P 500 Index Fund . . . . . . . .     161,348        97,758         113,899
Nationwide Small Cap Fund . . . . . . . . . .     619,393       188,603           69,98
Nationwide Small Cap Index Fund . . . . . . .      40,574         4,991(11)           -
NorthPointe Small Cap Value Fund. . . . . . .     146,906       119,451(8)       36,913(10)
Gartmore Micro Cap Equity Fund. . . . . . . .      14,740(12)            -            -

---------
1    The  Fund  commenced  operations  on  August  30,  2000.
2    The  Fund  commenced  operations  December  18,  2001.
3    The  Fund  commenced  operations  on  December  29,  2000.
4    The  Fund  commenced  operations  on  June  30,  2000.
5    The  Fund  commenced  operations  on  December  21,  2000.
6    The  Fund  commenced  operations  on  March  31,  2000.
7    The  Fund  commenced  operations  on  December  29,1999.
8    The  Fund  commenced  operations  on  December  28,  2001.
9    The  Fund  commenced  operations  on  June  29,  2000.
10   The  Fund  commenced  operations  on  June  29,  2000.
11 For the period October 15, 2001 to October 31, 2001. Prior to October 15, 2001, the Fund, under a master-feeder arrangement, invested all of its assets in shares of a corresponding series of a master trust.
12   The  Fund  commenced  operations  on  October  1,  2002.
* Reflects the amount of brokerage commissions paid by the Fund's predecessor for its fiscal year ends June 30, 2002, 2001 and 2000 respectively.

     The other funds of the Trust for which GMF will serve as investment adviser had not yet begun operations as of October 31, 2002.

     During the fiscal year ended October 31, 2002, the Gartmore Growth Fund, Gartmore Nationwide Fund, Gartmore Bond Fund, Gartmore Money Market Fund, Nationwide S&P 500 Index Fund, Nationwide Large Cap Value Fund, Nationwide Large Cap Growth Fund, Gartmore Morley Capital Accumulation Fund, Gartmore Morley Enhanced Income Fund, Nationwide Bond Index Fund and Gartmore U.S. Growth Leaders Fund held investments in securities of their regular broker-dealers as follows:

------------------------------------------------------------------------------
                                      110


                                            APPROXIMATE
                                             AGGREGATE
                                             VALUE OF
                                             ISSUER'S
                                            SECURITIES
                                             OWNED BY
                                             THE FUND
                                            DURING THE
                                            FISCAL YEAR
                                               ENDED                    NAME OF
FUND                                     OCTOBER 31, 2002           BROKER OR DEALER
--------------------------------------------------------------------------------------------
Gartmore Global Financial Services Fund  $          81,732  Morgan Stanley Dean Witter & Co.
Gartmore Morley Capital
Accumulation Fund . . . . . . . . . . .         12,252,480  Bears Stearns Companies, Inc.
                                                 7,596,463  Morgan Stanley Dean Witter & Co.
Gartmore Bond Fund. . . . . . . . . . .          2,306,316  Merrill Lynch & Co., Inc.
                                                 1,199,808  Lehman Brothers, Inc.
                                                 1,093,657  Leggett & Platt, Inc.
Gartmore Growth Fund. . . . . . . . . .          1,385,020  Lehman Brothers, Inc.
Gartmore International Growth Fund. . .          7,050,000  Nomura Securities
                                                 4,910,000  Nikko Securities
                                                    48,312  Amvescap PLC
Gartmore International Small Cap Fund .             27,900  Cir Finance Richemont
                                                 3,660,000  Kokusai Securities Co., Ltd
Gartmore Large Cap Value Fund . . . . .            307,468  Morgan Stanley Dean Witter & Co.
                                                   193,545  Merrill Lynch & Co., Inc.
                                                   189,255  Bears Stearns Companies, Inc.
Gartmore Morley Enhanced Income Fund. .          4,192,746  Morgan Stanley Dean Witter & Co.
                                                   555,909  Merrill Lynch & Co., Inc.
                                                 1,032,892  Bears Stearns Companies, Inc.
Gartmore Value Opportunities Fund . . .            269,468  Legg Mason Inc.
Gartmore Money Market Fund. . . . . . .          1,934,678  Salomon Smith Barney Holdings
                                                49,921,250  Morgan Stanley Dean Witter & Co.
                                                49,751,742  Goldman Sachs Group, Inc.
                                                41,115,063  Bears Stearns Companies, Inc.
Nationwide Bond Index Fund. . . . . . .          8,493,090  Morgan Stanley Dean Witter & Co.
                                                   360,567  Lehman Brothers, Inc.
                                                   586,284  Goldman Sachs Group, Inc.
                                                   180,426  Bears Stearns Companies, Inc.
Nationwide International Index Fund . .         53,580,000  Nomura Securities
                                                11,293,000  Nikko Securities
                                                17,160,000  Daiwa Securities Ltd
                                                    71,961  Amvescap Plc
Nationwide Large Cap Growth Fund. . . .            102,465  Merrill Lynch & Co., Inc.
                                                   335,775  Bears Stearns Companies, Inc.
Nationwide Mid Cap Index Fund . . . . .            418,140  Legg Mason Inc.
                                                   365,190  Edwards (A. G.), Inc.
                                                   217,800  E-Trade Group, Inc.
Nationwide S&P 500 Index Fund . . . . .            768,366  Schwab (Charles) Corp.
                                                 2,746,818  Morgan Stanley Dean Witter & Co.
                                                 2,069,224  Merrill Lynch & Co., Inc.
                                                   831,012  Lehman Brothers, Inc.
                                                 2,169,480  Goldman Sachs Group, Inc.
                                                   438,400  Bears Stearns Companies, Inc.
Nationwide Small Cap Index Fund . . . .              8,210  Soundview Technology
                                                     9,713  SWS Group, Inc.
                                                    30,400  Knight Trading Group, Inc.
                                                    52,479  Jefferies Group, Inc.
                                                    33,142  Ameritrade Holdings Corp.

------------------------------------------------------------------------------
                                      111


     Under the 1940 Act, "affiliated persons" of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which a Subadviser or any of its affiliates, as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

     Each of the Funds contemplate that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through "affiliated brokers or dealers," as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an "affiliated broker or dealer" in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated broker-dealer must, in the judgment of the adviser or the appropriate Subadviser, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker or dealer on comparable transactions for the broker's or dealer's most favored unaffiliated customers, except for accounts for which the affiliated broker or dealer acts as a clearing broker for another brokerage firm and customers of an affiliated broker or dealer that, in the opinion of a majority of the independent trustees, are not comparable to the Fund. The Funds do not deem it practicable or in their best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.


                                                             COMMISSIONS
                                                          PAID TO AFFILAITED
                                                               BROKERS
FUND                                      BROKER        2002     2001    2000
------------------------------------------------------------------------------
Gartmore Large Cap Value Fund . . .  Brinson Partners  $     0  $   42  $  582
Nationwide Large Cap Growth Fund. .  Goldman Sachs     $ 2,028  $4,817  $2,154
Nationwide S&P 500 Index Fund . . .  Merrill Lynch     $16,787  $4,123  $  295
Nationwide Small Cap Index Fund      Merrill Lynch     $ 2,223  $    9  $  ---
Nationwide International Index Fund  Merrill Lynch     $39,500  $  108  $  ---
Nationwide Mid Cap Market            Merrill Lynch     $ 4,071  $   77  $  ---
     Index Fund


     During the year ended October 31, 2002, commissions paid by the Gartmore Large Cap Value Fund to Brinson Partners represented 0% of aggregate commissions paid by the Fund and 0% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended October 31, 2002, commissions paid by the Nationwide Large Cap Growth Fund to Goldman Sachs represented 8.34% of aggregate commissions paid by the Fund and 50.64% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended October 31, 2002, commissions paid by the Nationwide S&P 500 Index Fund to Merrill Lynch represented 10.09% of aggregate commissions paid by the Fund and 77.52% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended October 31, 2002, commissions paid by the Nationwide Small Cap Index Fund to Merrill Lynch represented 5.48% of total commissions paid by the Fund and 81.59% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended October 31, 2002, commissions paid by the Nationwide International Index Fund to Merrill Lynch represented 26.17% of aggregate commissions paid by the Fund and 72.69% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended October 31, 2002, commissions paid by the Nationwide Mid Cap Market Index Fund to Merrill Lynch represented 5.94% of aggregate commissions paid by the Fund and 74.47% of the aggregate dollar amount of transactions involving the payment of commissions.

                  ADDITIONAL INFORMATION ON PURCHASES AND SALES

AS DESCRIBED IN THE GARTMORE NATIONWIDE PRINCIPAL PROTECTED FUND'S PROSPECTUS, EXCEPT FOR REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS, NO SALES OF FUND SHARES WILL BE MADE DURING THE GUARANTEE PERIOD. SALES WILL ONLY BE AVAILABLE DURING THE OFFERING PERIOD AND THE POST-GUARANTEE PERIOD.

CLASS  A  AND  CLASS  D  SALES  CHARGES

     The charts below show the Class A and Class D sales charges, which decrease as the amount of your investment increases. Class A Shares of the Funds (other than the Gartmore Bond Fund, Gartmore Government Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Morley Enhanced Income Fund and Gartmore High Yield Bond
Fund)


                      SALES CHARGE AS %    SALES CHARGE AS %     DEALER
AMOUNT OF PURCHASE    OF OFFERING PRICE   OF AMOUNT INVESTED   COMMISSION
--------------------------------------------------------------------------
less than $50,000. .              5.75%                6.10%        5.00%
50,000 to $99,999 .               4.75                 4.99         4.00
100,000 to $249,999               3.50                 3.63         3.00
250,000 to $499,999               2.50                 2.56         2.00
500,000 to $999,999               2.00                 2.04         1.75
1 million or more .               None                 None         None

--------------------------------------------------------------------------------
CLASS A SHARES OF THE GARTMORE BOND FUND, GARTMORE GOVERNMENT BOND FUND, GARTMORE TAX-FREE INCOME FUND AND GARTMORE HIGH YIELD BOND FUND


                      SALES CHARGE AS %    SALES CHARGE AS %     DEALER
AMOUNT OF PURCHASE    OF OFFERING PRICE   OF AMOUNT INVESTED   COMMISSION
-------------------------------------------------------------------------
less than $50,000. .              4.75%                4.99%        4.00%
50,000 to $99,999 .               4.50                 4.71         3.75
100,000 to $249,999               3.50                 3.63         3.00
250,000 to $499,999               2.50                 2.56         2.00
500,000 to $999,999               2.00                 2.04         1.75
1 million or more .              None                  None         None

CLASS  A  SHARES  OF  THE  GARTMORE  MORLEY  ENHANCED  INCOME  FUND

                      SALES CHARGE AS %    SALES CHARGE AS %     DEALER
AMOUNT OF PURCHASE    OF OFFERING PRICE   OF AMOUNT INVESTED   COMMISSION
-------------------------------------------------------------------------
less than $50,000. .              3.75%                3.90%        3.00%
50,000 to $99,999 .               3.00                 3.09         2.25
100,000 to $249,999               2.25                 2.30         1.75
250,000 to $499,999               1.75                 1.78         1.50
500,000 to $999,999               1.50                 1.52         1.25
1 million or more .               None                 None         None


CLASS  A  SHARES  OF  THE  GARTMORE  MORLEY  CAPITAL  ACCUMULATION  FUND


                      SALES CHARGE AS %    SALES CHARGE AS %     DEALER
AMOUNT OF PURCHASE    OF OFFERING PRICE   OF AMOUNT INVESTED   COMMISSION
-------------------------------------------------------------------------
less than $50,000. .              3.00%                3.09%        2.25%
50,000 to $99,999 .               2.75                 2.83         2.00
100,000 to $249,999               2.25                 2.30         1.75
250,000 to $499,999               1.75                 1.78         1.50
500,000 to $999,999               1.50                 1.52         1.25
1 million or more .               None                 None        None

In addition to the dealer commissions for Class A shares that are described above, the Funds are authorized to enter into other special compensation arrangements with dealers.

--------------------------------------------------------------------------------
CLASS  D  SHARES  OF  THE  FUNDS


                           SALES CHARGE AS %    SALES CHARGE AS %     DEALER
AMOUNT OF PURCHASE         OF OFFERING PRICE   OF AMOUNT INVESTED   COMMISSION
-------------------------------------------------------------------------------
less than $50,000 . . . .              4.50%                4.71%        4.00%
50,000 to $99,999. . . .               4.00                 4.17         3.50
100,000 to $249,999. . .               3.00                 3.09         2.50
250,000 to $499,999. . .               2.50                 2.56         1.75
500,000 to $999,999. . .               2.00                 2.04         1.25
1 million to $24,999,999               0.50                 0.50         0.50
25 million or more . . .               None                 None         None


CLASS  C  AND  CLASS  Y  SALES  CHARGES  AND  APPLICABLE  SALES  WAIVERS

          Sales of Class C and Class Y shares will be charged a front-end sales charge of 1.00% of the offering price (1.01% of the amount invested). Both the front-end sales charge and the CDSC applicable to Class C and Class Y shares will be waived for sales to retirement plans offered by Nationwide Trust
Company. In addition, the front-end sales charge applicable to Class C and Class Y shares will be waived for any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive the front-end sales charges for those persons. The front-end sales charge applicable to Class C shares also will be waived for shareholders in Class C of the Montgomery Global Opportunities Fund, Montgomery Global Focus Fund, or Montgomery Partners Long-Short Equity Plus Fund.

NET  ASSET  VALUE  PURCHASE  PRIVILEGE  (CLASS  A  AND  D  SHARES  ONLY)*

     The sales charge applicable to Class A and D shares may be waived for the following purchases due to the reduced marketing effort required by the Trust's distributor:

(1)  shares  sold  to other registered investment companies affiliated with GGI,
(2)  shares  sold:
     (a) to any pension, profit sharing, or other employee benefit plan for the employees of GGI, any of its affiliated companies, or investment advisory clients and their affiliates;
     (b)  to  any  endowment  or  non-profit  organization;
     (c) to any pension, profit sharing, or deferred compensation plan which is qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code of 1986 as amended;
     (d) to any life insurance company separate account registered as a unit investment trust;
(3)  for  Class  D  shares  and  Class  A  shares:
     (a) to Trustees and retired Trustees of the Trust (including its predecessor Trusts);
     (b) to directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sale representatives, their spouses, children or immediate relatives (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren, ("Immediate Relatives")), and Immediate Relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of GMF and its affiliates;
     (c) to directors, officers, and full-time employees, their spouses, children or Immediate Relatives and Immediate Relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance or Nationwide Financial companies from time to time, which include but are not limited to Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS
          Cooperatives  and  Southern  States  Cooperative,  Inc.;
     (d) to any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees;
     (e) to any person who pays for the shares with the proceeds of one of the following sales:
          -    Sales  of  non-Gartmore  mutual  fund  shares
          - Sales of Class D shares of a Gartmore Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead
          - Sales of Class A shares of another Gartmore Fund when they purchase Class D shares with the proceeds (this waiver only applies for purchasers eligible to purchase Class D shares)

          To qualify, you must have paid an initial sales charge or CDSC on the shares sold. You must purchase the new shares within 60 days of the redemption, and you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver). (Class A and D shares for those Funds which have Class D shares).

(4)  Class  A  shares  sold:
     (a) to any person purchasing through an account with an unaffiliated brokerage firm having an agreement with the Trust's distributor to waive sales charges for those persons;
     (b) to any directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Trust's distributor;
     (c) to any person who previously owned Class R shares of the Montgomery Global Opportunities Fund, Montgomery Global Focus Fund or Montgomery Partners Long-Short Equity Plus Fund; and
     (d) to employer-sponsored retirement plans including pension, profit sharing or deferred compensation plans which are qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code.
* Only provision 3(e) applies to the Class A shares of the Gartmore Morley Capital Accumulation Fund. Within the special class structure of the Gartmore Morley Capital Accumulation Fund, shareholders who would be eligible to purchase Class A shares without a front-end sales charge because they fall into the other categories listed above will purchase shares of other classes of the Gartmore Morley Capital Accumulation Fund (each of these other classes has no front-end sales charge). See the Gartmore Morley Capital Accumulation Fund's prospectus for more information

REDUCTION  OF  CLASS  A  AND  CLASS  D  SALES  CHARGES

Shareholders can reduce or eliminate Class A and Class D shares' initial sales charge through one or more of the discounts described below:
- An increase in the amount of your investment. The above tables show how the sales charge decreases as the amount of your investment increases.
- Family Member Discount. Members of your family who live at the same address can combine investments in the Gartmore Funds (except purchases of the Money Market Fund), possibly reducing the sales charge.
- Lifetime Additional Discount. You can add the value of any of the Gartmore Funds' Class A and Class D shares you already own (except the Money Market
     Fund) with the value of the shares you are purchasing, which may reduce the applicable sales charge.
- Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance to purchase Class A or Class D shares, you will pay one half of the published sales charge if you make your investment 60 days after receiving the proceeds.
- No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A and Class D shares that you buy within 30 days of selling Class A or Class D shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.
- Letter of Intent Discount. State in writing that during a 13-month period you or a group of family embers who live at the same address will purchase or hold at least $50,000 in Class A or Class D shares (excluding the Gartmore Money Market Fund) and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

CLASS  B  AND  CLASS  X  SHARES  OF  THE  FUNDS  AND  CDSC

     GDSI compensates broker-dealers and financial intermediaries for sales of Class B or Class X shares from its own resources at the rate of 4.00% of such sales. A CDSC, payable to the Trust's distributor, will be imposed on any redemption of Class B or Class X shares which causes the current value of your account to fall below the total amount of all purchases made during the preceding six years. The CDSC is never imposed on dividends, whether paid in cash or reinvested, or on appreciation over the initial purchase price. The CDSC applies only to the lesser of the original investment or current market value.

     Where the CDSC is imposed, the amount of the CDSC will depend on the number of years since you made the purchase payment from which an amount is being redeemed, according to the following table:

 YEARS OF AFTER PURCHASE   CDSC ON SHARES
                             BEING SOLD
-----------------------------------------
First . . . . . . . .            5.00%
Second. . . . . . . .            4.00%
Third . . . . . . . .            3.00%
Fourth. . . . . . . .            3.00%
Fifth . . . . .                  2.00%
Sixth . . . . . . . .            1.00%
Seventh and following            0.00%

     For purposes of calculating the CDSC, it is assumed that the oldest Class B or Class X shares, as the case may be, remaining in your account will be sold first.

     For the daily dividend Funds your money will earn daily dividends through the date of liquidation. If you redeem all of your shares in one of these Funds, you will receive a check representing the value of your account, less any applicable CDSC calculated as of the date of your withdrawal, plus all daily dividends credited to your account through the date of withdrawal.

CONVERSION  FEATURES  FOR  CLASS  B  AND  CLASS  X  SHARES

     Class B and Class X shares which have been outstanding for seven years will automatically convert to Class A shares in the next month following the seventh anniversary of the date on which such Class B or Class X shares were purchased. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or other charge except that the lower 12b-1 fee applicable to Class A shares shall thereafter be applied to such converted shares. Because the per share net asset value of the Class A shares may be higher than that of the Class B or Class X shares at the time of the conversion, a shareholder may receive fewer Class A shares than the number of Class B or Class X shares converted, although the dollar value of the amount converted will be the same. Reinvestments of dividends and distributions in Class B or Class X shares will not be considered a new purchase for purposes of the conversion feature and will convert to Class A shares in the same proportion as the number of the shareholder's Class B or Class X shares converting to Class A shares bears to the shareholder's total Class B or Class X shares not acquired through dividends and distributions.

     If you effect one or more exchanges among Class B shares of the Funds (or from Class X shares to Class B shares of the Gartmore Bond Fund, Gartmore Tax-Free Income Fund and Gartmore Government Bond Fund [the "Fixed Income
Funds"]) to Class B shares of another Fund during the seven-year period, the holding period for shares so exchanged will be counted toward such period. If you exchange Class B or Class X shares into the Prime Shares of the Gartmore Money Market Fund for a period of time, the conversion aging period will be stopped during the time period when shares are exchanged into the Money Market Fund.

CLASS  A  FINDERS'  FEE  AND  CORRESPONDING  CDSC

     Beginning March 1, 2003, there are no front-end sales charges for purchases of Class A shares of the Funds of $1 million or more. An investor may purchase $1 million or more of Class A shares in one or more of the Gartmore Funds and avoid the front-end sales charge. Family Member Discounts, Lifetime Additional Discounts and Letter of Intent Discounts are also applicable. However, unless an investor is otherwise eligible to purchase Class A shares without a sales charge, the investor will pay a CDSC if he or she redeems any Class A shares within 18 months of the date of purchase (24 months for Gartmore Morley Capital Appreciation Fund). With respect to such purchases, the Distributor may pay dealers a finders' fee (as described below) on investments made in Class A shares with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer. For the selling dealer to be eligible for the finders' fee, the following requirements apply:

- The purchase can be made in any combination of the Funds. The amount of the finder's fee will be determined based on the particular combination of the Funds purchased. The applicable finder's fee will be determined on a pro rata basis to the purchase of each particular Fund.

- The shareholder will be subject to a CDSC for shares redeemed in any redemption within the first 18 months of purchase (24 months for Gartmore Morley Capital Appreciation Fund).

     The CDSC will equal the amount of the finder's fee paid out to the dealer as described in the chart below. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Funds an investor made that were subject to the Class A CDSC.

AMOUNT  OF  FINDER'S  FEE/CONTINGENT  DEFERRED  SALES  CHARGE


                                                            AMOUNT OF PURCHASE
                                                 $1 MILLION TO   $4 MILLION TO   $25 MILLION
FUNDS PURCHASED                                    $3,999,999     $24,999,999      OR MORE
---------------------------------------------------------------------------------------------
Gartmore International Growth Fund, Gartmore
International Small Cap Growth Fund, Gartmore
Emerging Markets Fund, Gartmore Global
Technology and Communications Fund, Gartmore
Global Financial Services Fund, Gartmore Global
Utilities Fund, Gartmore Global Health Sciences
Fund, Gartmore Nationwide Leaders Fund,
Gartmore U.S. Growth Leaders, Gartmore
Worldwide Leaders Fund, Gartmore Millennium
Growth Fund, Gartmore Value Opportunities Fund,
Gartmore Micro Cap Equity Fund, Gartmore Long-
Short Equity Plus Fund and Gartmore Principal
Protected Fund. . . . . . . . . . . . . . . . .           1.00%           0.50%         0.25%
---------------------------------------------------------------------------------------------
Gartmore Convertible Bond Fund, Gartmore
Nationwide Fund, Gartmore Growth Fund,
Gartmore Large Cap Value Fund, Gartmore Mid
Cap Growth Fund, Nationwide Large Cap Growth
Fund and Nationwide Small Cap Fund. . . . . . .           0.50%           0.50%         0.25%
---------------------------------------------------------------------------------------------
Nationwide S&P 500 Index Fund, Nationwide
Small Cap Index Fund, Nationwide Mid Cap
Market Index Fund, Nationwide International
 Index Fund and Nationwide Bond Index Fund. . .           None            None          None
---------------------------------------------------------------------------------------------
Investor Destination Series Funds . . . . . . .           0.15%           0.10%         0.05%
---------------------------------------------------------------------------------------------
Gartmore High Yield Bond Fund, Gartmore
Bond Fund, Gartmore Government Bond Fund
and Gartmore Tax-Free Income Fund . . . . . . .           0.75%           0.50%         0.25%
---------------------------------------------------------------------------------------------
Gartmore Morley Enhanced Income Fund. . . . . .           0.50%           0.25%         0.15%
---------------------------------------------------------------------------------------------
Gartmore Morley Capital Accumulation Fund . . .           0.35%           0.25%         0.15%
---------------------------------------------------------------------------------------------

CDSC  FOR  CLASS  C  SHARES

     You will pay a CDSC of 1.00% if you sell your Class C shares within the first year after you purchased the shares. The Trust's distributor compensates broker-dealers and financial intermediaries for sales of Class C shares from the front-end sales charges and its own resources at the rate of 1.85% of sales of Class C shares of the Gartmore Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Money Market Fund and Gartmore Government Bond Fund and at the rate of 2.00% of sales of Class C shares of the remaining Funds having Class C shares.

CLASS  X  AND  CLASS  Y  SHARES  (THE  FIXED  INCOME  FUNDS)

     If you owned Class B or Class C shares of the Fixed Income Funds on September 1, 2003, your shares were redesignated as Class X or Class Y shares, respectively. Class X and Class Y shares of the Fixed Income Funds retain the same fee and expense structure as the formerly designated Class B and Class C shares. Class X and Class Y shares of a Fixed Income Fund are not offered to the public and may only be purchased by existing Class X or Class Y shareholders (former Class B and Class C shareholders, respectively) of that Fixed Income Fund as a subsequent purchase or through the reinvestment of dividends and/or income. Specifically, only Class X shareholders of a particular Fixed Income Fund will be permitted to purchase additional Class X shares of that Fixed Income Fund, and only Class Y shareholders of a Fixed Income Fund will be permitted to purchase additional Class Y shares of that Fixed Income Fund. To make a subsequent purchase you must purchase through the same account and in the same capacity. If you sell or exchange all of your Class X or Class Y shares of a Fixed Income Fund, you may not purchase Class X or Class Y shares, respectively, of the Fixed Income Fund in the future.

REDEMPTIONS

     A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund. Certain Funds may also assess redemption fees on shares held less than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund and Gartmore Nationwide Leaders Fund). Those fees are 1.50% or 2.00% of the total redemption amount depending on the Fund and are paid directly to the appropriate fund to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For a list of the Funds imposing such fees, see "Exchanges Among Funds" below.

IN  KIND  REDEMPTIONS

     The Funds generally plan to redeem their shares for cash with the following exceptions. The Gartmore Morley Capital Accumulation Fund has elected to redeem shares with respect to any one shareholder during any 90-day period solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund at the beginning of the period. Additionally, it intends to redeem shares in cash for any requests of up to $1,000,000. See "Redemption of Shares of the Gartmore Morley Capital Accumulation Fund - Redemption in Kind" below for more information.

     As described in their respective Prospectuses, each Fund reserves the right, in circumstances where in its sole discretion it determines that cash redemption payments would be undesirable, to honor any redemption request by transferring some of the securities held by the Fund directly to you (an "in kind redemption").

REDEMPTION  OF  SHARES  OF  THE  GARTMORE  MORLEY  CAPITAL  ACCUMULATION  FUND

     Other Redemption Requirements. Redemption requests for Service Class and Institutional Class Shares from Plans with more than $1,000,000 in the Fund and which represent a withdrawal of 5% or more of a Plan's assets on any business day must include or be preceded by the following information: (i) the Plan name;
(ii) a listing of the Plan trustee(s); (iii) copies of Plan documents or summaries which describe the investment options available to and restrictions imposed upon Plan participants; (iv) a listing of the allocation of Plan assets across available investment options; (v) for the three year period immediately preceding the withdrawal, a monthly summary of cash flow activity for the investment option in which the Shares are included, detailing contribution and benefit payment amount and amounts transferred to and from other investment options; and (vi) in the case of Plans subject to ERISA, identification of a "Qualified Professional Asset Manager" within the meaning of Department of Labor Prohibited Transaction Class Exemption 84-14 (March 8, 1984). The Fund may waive these requirements under some circumstances. For purposes of this paragraph, "Plans" include employee benefit plans qualified under Section 401(a) of the Internal Revenue Code, "governmental plans" as defined in Section 414(d) of the Code, eligible deferred compensation plans as defined in Section 457 of the Code, and employee benefit plans qualifying under Section 403(b) of the Code.

     Redemption Fees. Generally, redemption requests on all Shares will be subject to a 2% redemption fee when the Trigger is "active." The redemption fee will be retained by the Fund to help minimize the impact the redemptions may have on Fund performance and to support administrative costs associated with redemptions from the Fund. Additionally, the redemption fee may discourage market timing by those shareholders initiating redemptions to take advantage of short-term movements in interest rates.

     The Trigger is active on any day that, as of two business days prior, the "Gross Annual Effective Yield of the Fund" is less than the current yield on the Dealer Commercial Paper (90-day) Index. Once activated, the Trigger will become inactive on any day than, as of two business days prior, the Gross Annual Effective Yield of the Fund is greater than the current yield of the Dealer Commercial Paper (90-day) Index plus 0.25%. The Fund will rely on the Dealer
Commercial Paper (90-day) Index found daily on the front page of the Money and Investing section of The Wall Street Journal. If the Dealer Commercial Paper (90-day) Index is not available in The Wall Street Journal, the Fund may use alternative sources of information for 90-day dealer commercial paper rates.

     Redemptions of Service Class or Institutional Class Shares by participants in a Plan and Contract owners for reasons of death, disability, retirement, employment termination, loans, hardship, and other Plan permitted withdrawals and investment transfers to non-Competing Funds (each, a "Benefit Responsive Payment Event") are not subject to a redemption fee. All other redemptions of Shares are subject to a 2% redemption fee, payable tot he Fund when the Trigger is active.

                                     EXAMPLE

     An IRA Class or Class A shareholder decides to redeem shares in the amount of $5,000 from the Fund on October 15th. Assume that as of October 13th the current yield on the Dealer Commercial Paper (90-day) Index is 7.2% and the Gross Annual Effective Yield of the Fund is 7.0%. Because the Gross Annual
Effective Yield of the Fund is less than the current yield on the Dealer Commercial Paper (90-day) Index the Trigger is active, and the shareholder will receive net proceeds of $4,900 for the redemption. The Trigger will remain active until two business days after the Gross Annual Effective Yield of the Fund exceeds the current yield on the Dealer Commercial Paper (90-day) Index by 0.25%.

     The "Gross Annual Effective Yield of the Fund" is a measure of one day's investment income (before deduction for fees and expenses) expressed as an annual compounded yield. It is calculated on each business day based on the dividend declared for the previous day as follows:

      [((1 + Previous Day's Gross Dividend Factor) 365) -1]/[NAV per Share]

     Information on the Trigger and the Gross Annual Effective Yield of the Fund can be obtained by calling 1-800-848-0920.

     The Fund reserves the right to modify its redemption fee and waiver policy in whole or in part for certain shareholders upon 30 days written notice to such shareholders.

     Redemption in Kind. In certain circumstances, the Fund reserves the right to honor a redemption request by making payment in whole or in part in securities or securities and wrap contracts, selected solely at the discretion of GMCM. The Fund will always redeem shares in cash for redemption requests up to the lesser of $250,000 or 1% of the net asset value of the Fund pursuant to an election made by the Fund and filed with the SEC. In addition, the Fund does not intend to do an in-kind redemption for any redemption requests of less than $1,000,000. The Fund does not anticipate exercising its right to redeem in-kind except in extraordinary circumstances as determined by the Fund and never if a request for redemption is received in connection with a Benefit Responsive Payment Event or for redemption of IRA Class Shares.

     To the extent a payment in kind is made with securities, you may incur transaction expenses in holding and disposing of the securities. Therefore, in receiving securities you may incur costs that may exceed your share of the operating expenses incurred by the Fund. In addition, wrap contracts assigned to you as a payment in kind are illiquid and will require you to pay fees directly to the Wrap Provider rather than through the Fund. Further, a wrap contract may contain restrictions on the securities subject to such Agreement, including, but not limited to the types, maturities, duration and credit quality of each security. Therefore, to obtain the benefits of a wrap contract, you may not be able to freely trade the securities underlying the Agreement. Also, wrap contracts assigned to you will not provide protection against the credit risk associated with the issuer of any Underlying Assets (see "Specific Risks of Wrap Contracts").

     To the extent that any such payment in kind includes a wrap contract, the Fund will assign a portion of one or more wrap contracts to you. The economic terms and conditions of each assigned wrap contract will be substantially similar to the wrap contracts held by the Fund. By purchasing shares in the Fund, you agree to accept an assignment of a wrap contract as part of an in-kind redemption, provided that at the time of the redemption payment such assignment would not violate applicable law.

     A Wrap Provider, prior to the assignment of a wrap contract to a Service Class or Institutional Class shareholder, may require you to represent and warrant that such assignment does not violate any applicable laws. Moreover, the Wrap Provider may require you to obtain at your own expense the services of a qualified professional asset manager acceptable to the Wrap Provider to manage the securities distributed in kind in conformity with the wrap contract provisions. In the event a wrap contract cannot be assigned to you, the Fund in its discretion may satisfy the redemption request through (a) a cash payment,
(b) a redemption in-kind consisting entirely of securities, or (c) a combination of cash and securities.

     In the event a redemption is made in kind with a wrap contract, the Fund will incur costs in obtaining such wrap contract and assigning it the shareholder. The Fund will examine the costs and benefits of obtaining a wrap contract in making a determination to incur such costs. Typically, these costs should not exceed $5,000 per issuance.

SIGNATURE GUARANTEE -- CLASS A, CLASS B, CLASS C, CLASS D, CLASS X AND CLASS Y SHARES OF A FUND AND IRA CLASS SHARES (FOR GARTMORE MORLEY CAPITAL ACCUMULATION
FUND)
     A signature guarantee is required if: (1) your account address has changed within the last 10 business days; (2) the redemption check is made payable to anyone other than the registered shareholder; (3) the proceeds are sent to a bank account not previously designated or changed within the past 10 business days; (4) proceeds are mailed to an address other than the address of record; or
(5) the redemption proceeds are being wired to bank for which instructions are currently not on your account. The Trust's distributor reserves the right to require a signature guarantee in other circumstances, without notice. Based on the circumstances of each transaction, the Trust's distributor reserves the right to require that your signature be guaranteed by an authorized agent of an "eligible guarantor institution," which includes, but is not limited to, certain banks, credit unions, savings associations, and member firms of national securities exchanges. A signature guarantee is designed to protect the shareholder by helping to prevent an unauthorized person from redeeming shares and obtaining the proceeds. A notary public is not an acceptable guarantor. In certain special cases (such as corporate or fiduciary registrations), additional legal documents may be required to ensure proper authorizations. If the Trust's distributor decides to require signature guarantees in all circumstances, shareholders will be notified in writing prior to implementation of the policy.

ACCOUNTS  WITH  LOW  BALANCES  - CLASS A, CLASS B, CLASS C, CLASS D, CLASS X AND
CLASS Y SHARES OF A FUND AND IRA CLASS SHARES (FOR GARTMORE MORLEY CAPITAL ACCUMULATION FUND)

     If  the  value  of your account holding Class A, Class B, Class C, Class D,
Class X or Class Y shares of a Fund (or IRA shares of the Morley Capital Accumulation Fund) falls below $2,000 ($1,000 for IRA accounts) for any reason, including market fluctuation, we reserve the right to charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

     We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

     For  additional  information  on  selling  your  shares,  call our Customer
Service  line  at  1-800-848-0920  or  contact  your  sales  representative.

                               VALUATION OF SHARES

     The net asset value per share for each Fund is determined as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day that the Exchange is open and on such other days as the Board of Trustees determines (the "Valuation Time"). However, to the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

     The Funds will not compute net asset value on customary business holidays, including New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The net asset value per share of a class is computed by adding the value of all securities and other assets in a Fund's portfolio allocable to such class, deducting any liabilities allocable to such class and any other liabilities charged directly to that class and dividing by the number of shares outstanding in such class.

     Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time will be as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds' Board of Trustees. Short term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of 60 days or less are considered to be "short time" and are valued at amortized cost which approximates market value. The pricing service activities and results are reviewed by an officer of the Fund.

     Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Funds' Board of Trustees.

     The value of portfolio securities in the Money Market Fund is determined on the basis of the amortized cost method of valuation in accordance with Rule 2a-7 of the 1940 Act. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     The Trustees have adopted procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations from the Money Market Fund's amortized cost price per share, will be determined at such intervals as the Trustees deem appropriate and are reasonable in light of current market conditions. In the event such deviation from the Money Market Fund's amortized cost price per share exceeds of 1 percent, the Trustees will consider appropriate action to eliminate or reduce to the extent reasonably practical such dilution or other unfair results which might include: reducing or withholding dividends; redeeming shares in kind; selling portfolio instruments prior to maturity to realize capital gains or losses to shorten the Fund's average portfolio maturity; or utilizing a net asset value per share as determined by using available market quotations

     The Trustees, in supervising the Money Market Fund's operations and delegating special responsibilities involving portfolio management to GMF, have undertaken as a particular responsibility within their overall duty of care owed to the Money Market Fund's shareholders to assure to the extent reasonably practicable, taking into account current market conditions affecting the Fund's investment objectives, that the Money Market Fund's net asset value per share will not deviate from $1.

     Pursuant to its objective of maintaining a stable net asset value per share, the Money Market Fund will only purchase investments with a remaining maturity of 397 days or less and will maintain a dollar weighted average portfolio maturity of 90 days or less.

INVESTOR  DESTINATIONS  FUNDS

     Shares of the Underlying Funds are valued at their respective net asset values as reported to GSA or its agent. Other assets of the Funds are valued at their current market value if market quotations are readily available. If market quotations are not available, or if GSA determines that the price of a security does not represent its fair value, these assets are valued at fair value in accordance with procedures adopted by the Board of Trustees.

                        SYSTEMATIC INVESTMENT STRATEGIES

     MONEY MARKET PLUS GROWTH - This strategy provides the security of principal that the Gartmore Money Market Fund offers plus the opportunity for greater long-term capital appreciation through reinvestment of dividends in one of the equity Funds.

     An initial investment of $5,000 or more is made in the Prime Shares of the Gartmore Money Market Fund, and monthly dividends are then automatically invested into one or more of the equity Funds chosen by you at such equity Fund's current offering price. Gartmore Money Market Plus Growth gives investors stability of principal through the Gartmore Money Market Fund's stable share price, and its portfolio of high quality, short-term money market investments. And the Gartmore Money Market Fund offers fast liquidity through unlimited free checking ($500 minimum), telephone redemption, or the Automated Voice Response system. NOTE: Gartmore Money Market Fund dividends reinvested into one of the equity Funds are subject to applicable sales charges.

     MONEY MARKET PLUS INCOME - This strategy provides the security of principal that the Gartmore Money Market Fund offers plus the opportunity for greater income by reinvesting dividends into one or more of the fixed income Funds.

     An initial investment of $5,000 or more is made in the Prime Shares of the Gartmore Money Market Fund and monthly dividends are then automatically reinvested into one of the fixed income Funds chosen by you at such Fund's current offering price.

     When short-term interest rates increase, Gartmore Money Market Fund dividends usually also rise. At the same time, share prices of the fixed income Funds generally decrease. So, with Money Market Plus Income, when you earn higher Gartmore Money Market Fund dividends, you can generally purchase more shares of one of the fixed income Funds at lower prices. Conversely, when interest rates and Gartmore Money Market Fund dividends decrease, the share prices of the fixed income Funds usually increase-you will automatically buy fewer shares of one of the fixed income Funds at higher prices. The Prime Shares of the Gartmore Money Market Fund provides investors with stability of principal, fast liquidity through unlimited free checking ($500 minimum), telephone redemption, or the Automated Voice Response system. NOTE: Gartmore Money Market Fund dividends reinvested into one of the fixed income Funds are subject to applicable sales charges.

     AUTOMATIC ASSET ACCUMULATION - This is a systematic investment strategy which combines automatic monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy, you invest a fixed amount monthly over an extended period of time, during both market highs and lows. Dollar Cost Averaging can allow you to achieve a favorable average share cost over time since your fixed monthly investment buys more shares when share prices fall during low markets, and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.

     Once you have opened an account with at least $1,000, you can contribute to an Automatic Asset Accumulation plan for as little as $50 a month in a Fund. Another way to take advantage of the benefits that Dollar Cost Averaging can offer is through the Money Market Plus Growth or Money Market Plus Income investor strategies.

     AUTOMATIC ASSET TRANSFER - This systematic investment plan allows you to transfer $25 or more to one Fund from another Fund systematically, monthly or quarterly, after Fund minimums have been met. The money is transferred on the 25th day of the month as selected or on the preceding business day. Dividends of any amount can be moved automatically from one Fund to another at the time they are paid. This strategy can provide investors with the benefits of Dollar Cost Averaging through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly transfer from the Fund to any other Fund you select buys more shares when share prices fall during low markets and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past. For transfers from the Prime Shares of the Gartmore Money Market Fund to another Fund, sales charges may apply if not already paid.

     AUTOMATIC WITHDRAWAL PLAN ($50 OR MORE) - You may have checks for any fixed amount of $50 or more automatically sent bi-monthly, monthly, quarterly, three times/year, semi-annually or annually, to you (or anyone you designate) from your account.

     NOTE: If you are withdrawing more shares than your account receives in dividends, you will be decreasing your total shares owned, which will reduce your future dividend potential. In addition, an Automatic Withdrawal Plan for Class B shares will be subject to the applicable CDSC.

                               INVESTOR PRIVILEGES

     The Funds offer the following privileges to shareholders. Additional information may be obtained by calling GDSI toll free at 1-800-848-0920.

     NO SALES CHARGE ON REINVESTMENTS - All dividends and capital gains will be automatically reinvested free of charge in the form of additional shares within the same Fund and class or another specifically requested Fund (but the same class) unless you have chosen to receive them in cash on your application. Unless requested in writing by the shareholder, the Trust will not mail checks for dividends and capital gains of less than $5 but instead they will automatically be reinvested in the form of additional shares, and you will receive a confirmation.

     EXCHANGE PRIVILEGE - The exchange privilege is a convenient way to exchange shares from one Fund to another Fund in order to respond to changes in your goals or in market conditions. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made, and the amount you exchange must meet the applicable minimum investment of the Fund being purchased. Exchanges Among Funds

     Exchanges may be made among any of the Funds within the same class in any of the Funds (except for Service, Institutional and IRA Class shares of the Gartmore Morley Capital Accumulation Fund, any other Fund not currently accepting purchase orders or Class X or Class Y shares of the Fixed Income Funds), so long as both accounts have the same owner, and your first purchase in the new Fund meets the Fund's minimum investment requirement (and investor eligibility requirement for the Gartmore Morley Capital Accumulation Fund). Exchanges into the Gartmore Nationwide Principal Protected Fund are only permitted during the Offering and Post Guarantee Periods.

     Generally, there is no sales charge for exchanges of Class B, Class C, Class D, Class X, Class Y, Service Class, Institutional Service Class or Institutional Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the Fund into which you are exchanging. If you exchange your Class A shares of a Fund that are subject to a CDSC into another Gartmore Fund and then redeem those Class A shares within 18 months of the original purchase (24 months for Gartmore Morley Capital Appreciation Fund), the applicable CDSC will be the CDSC for the original Fund. If you exchange Prime Shares of the Gartmore Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Gartmore Money Market Fund ("Money Market Fund"). Exchanges into the Prime Shares of the Money Market Fund are only permitted from Class A, Class B, Class C,Class D, Class X, Class Y and Institutional Service Class shares of the other Funds. If you exchange Class B, Class C, Class X or Class Y shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Money Market Fund, the time you hold the shares in the Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B, Class C, Class X or Class Y (or certain Class A) shares had been sold at the time they were originally exchanged into the Money Market Fund. If you exchange your Prime Shares of the Money Market Fund back into Class B or Class C (or certain Class A) shares, the time you held Class B, Class C, Class X or Class Y (or Class A) shares prior to the initial exchange into the Money Market Fund will be counted for purposes or calculating the CDSC. Class X shareholders of a Fixed Income Fund may exchange their shares for Class B shares of any of the Funds currently accepting purchase orders and Class Y shareholders of a Fixed Income Fund may exchange their shares for Class C shares of any such Fund. However, if you exchange out of Class X or Class Y shares of a Fixed Income Fund into Class B or Class C of another Fund, respectively (or into Prime Shares of the Gartmore Money Market Fund), you will not be permitted to exchange from Class B or Class C of the other Fund (or Prime Shares of the Gartmore Money Market Fund) back into Class X or Class Y shares of the original Fixed Income Fund. If you wish to purchase shares of a Fund or class for which the exchange privilege does not apply, you will pay any applicable CDSC at the time you redeem your shares and pay any applicable front-end load on the new Fund you are purchasing unless a sales charge waiver otherwise applies.

     The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Exchanges out of a Fund may be limited to 12 exchanges within a one year period or 1% of the Fund's NAV. In addition, each of the following Gartmore Funds may assess the fee listed below on the total value of shares that are redeemed from, or exchanged out of, that fund into another Gartmore Fund if you have held those shares for less than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund or Gartmore Nationwide Leaders Fund):

FUND                                          EXCHANGE FEE
-----------------------------------------------------------
Gartmore Emerging Markets Fund . . . . . . .          2.00%
Gartmore International Growth Fund . . . . .          2.00%
Gartmore International Small Cap Growth Fund          2.00%
Gartmore Global Health Sciences Fund . . . .          2.00%
Gartmore Worldwide Leaders Fund. . . . . . .          2.00%
Gartmore Asia Pacific Leaders Fund . . . . .          2.00%
Gartmore European Leaders Fund . . . . . . .          2.00%
Gartmore Nationwide Leaders Fund . . . . . .          2.00%
Gartmore Global Technology
   and Communications Fund . . . . . . . . .          2.00%
Gartmore U.S. Growth Leaders Fund. . . . . .          2.00%
Gartmore Global Financial Services Fund. . .          2.00%
Gartmore Global Utilities Fund . . . . . . .          2.00%
Gartmore Long-Short Equity Plus Fund . . . .          2.00%
Gartmore Millennium Growth Fund. . . . . . .          1.50%
Gartmore Value Opportunities Fund. . . . . .          1.50%
Nationwide Small Cap Fund. . . . . . . . . .          1.50%
Gartmore Micro Cap Equity Fund . . . . . . .          1.50%
Gartmore Mid Cap Growth Fund . . . . . . . .          1.50%

     The exchange fee is paid directly to the applicable fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee may not apply in certain circumstances, such as exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

EXCHANGES  MAY  BE  MADE  FOUR  CONVENIENT  WAYS:

BY  TELEPHONE

     AUTOMATED VOICE RESPONSE SYSTEM - You can automatically process exchanges for the Funds (except for the Gartmore Morley Capital Accumulation Fund and the Class X and Class Y shares of the Fixed Income Funds) by calling 1-800-848-0920, 24 hours a day, seven days a week. However, if you declined the option on the application, you will not have this automatic exchange privilege. This system also gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions as well as other mutual fund information. You must call our toll free number by the Valuation Time to receive that day's closing share price. The Valuation Time is the close of regular trading of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time.

CUSTOMER SERVICE LINE - By calling 1-800-848-0920, you may exchange shares by telephone. Requests may be made only by the account owner(s). You must call our toll free number by the Valuation Time to receive that day's closing share price.

The Funds may record all instructions to exchange shares. The Funds reserve the right at any time without prior notice to suspend, limit or terminate the telephone exchange privilege or its use in any manner by any person or class. The Funds will employ the same procedure described under "Buying, Selling and Exchanging Fund Shares" in the Prospectus to confirm that the instructions are genuine.

The Funds will not be liable for any loss, injury, damage, or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine, and the Funds will be held harmless from any loss, claims or liability arising from its compliance with such instructions. These options are subject to the terms and conditions set forth in the Prospectus and all telephone transaction calls may be tape recorded. The Funds reserve the right to revoke this privilege at any time without notice to shareholders and request the redemption in writing, signed by all shareholders.

     BY MAIL OR FAX - Write or fax to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or FAX (614) 428-3278. Please be sure that your letter or facsimile is signed exactly as your account is registered and that your account number and the Fund from which you wish to make the exchange are included. For example, if your account is registered "John Doe and Mary Doe", "Joint Tenants With Right of Survivorship,' then both John and Mary must sign the exchange request. The exchange will be processed effective the date the signed letter or fax is received. Fax requests received after 4 p.m. Eastern Time will be processed as of the next business day. The Funds reserve the right to require the original document if you use the fax method.

BY ON LINE ACCESS - Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on its website at any time, in which case you may continue to exchange shares by mail, wire or telephone pursuant to the Prospectus.

     FREE CHECKING WRITING PRIVILEGE (PRIME SHARES OF THE GARTMORE MONEY MARKET FUND ONLY) - You may request a supply of free checks for your personal use and there is no monthly service fee. You may use them to make withdrawals of $500 or more from your account at any time. Your account will continue to earn daily income dividends until your check clears your account. There is no limit on the number of checks you may write. Cancelled checks will not be returned to you. However, your monthly statement will provide the check number, date and amount of each check written. You will also be able to obtain copies of cancelled checks, the first five free and $2.00 per copy thereafter, by contacting one of our service representatives at 1-800-848-0920.

                                INVESTOR SERVICES

AUTOMATED VOICE RESPONSE SYSTEM - Our toll free number 1-800-848-0920 will connect you 24 hours a day, seven days a week to the system. Through a selection of menu options, you can conduct transactions, hear fund price information, mailing and wiring instructions and other mutual fund information.

TOLL FREE INFORMATION AND ASSISTANCE - Customer service representatives are available to answer questions regarding the Funds and your account(s) between the hours of 8 a.m. and 5 p.m. Eastern Time (Monday through Friday). Call toll free: 1-800-848-0920 or contact us at our FAX telephone number (614) 428-3278.

RETIREMENT PLANS (NOT AVAILABLE WITH THE TAX-FREE INCOME FUND) - Shares of the Funds may be purchased for Self-Employed Retirement Plans, Individual Retirement Accounts (IRAs), Roth IRAs, Coverdale IRAs, Simplified Employee Pension Plans, Corporate Pension Plans, Profit Sharing Plans and Money Purchase Plans. For a free information kit, call 1-800-848-0920.

SHAREHOLDER CONFIRMATIONS - You will receive a confirmation statement each time a requested transaction is processed. However, no confirmations are mailed on certain pre-authorized, systematic transactions. Instead, these will appear on your next consolidated statement.

CONSOLIDATED STATEMENTS - Shareholders of the Funds, receive quarterly statements as of the end of March, June, September and December. Shareholders of the Money Market Fund will also receive monthly activity reports confirming any transactions. Please review your statement carefully and notify us immediately if there is a discrepancy or error in your account.

     For shareholders with multiple accounts, your consolidated statement will reflect all your current holdings in the Funds. Your accounts are consolidated by social security number and zip code. Accounts in your household under other social security numbers may be added to your statement at your request. Depending on which Funds you own, your consolidated statement will be sent either monthly or quarterly. Only transactions during the reporting period will be reflected on the statements. An annual summary statement reflecting all calendar-year transactions in all your Funds will be sent after year-end.

AVERAGE COST STATEMENT - This statement may aid you in preparing your tax return and in reporting capital gains and losses to the IRS. If you redeemed any shares during the calendar year, a statement reflecting your taxable gain or loss for the calendar year (based on the average cost you paid for the redeemed shares) will be mailed to you following each year-end. Average cost can only be calculated on accounts opened on or after January 1, 1984. Fiduciary accounts and accounts with shares acquired by gift, inheritance, transfer, or by any means other than a purchase cannot be calculated.

     Average cost is one of the IRS approved methods available to compute gains or losses. You may wish to consult a tax advisor on the other methods available. The average cost information will not be provided to the IRS. If you have any questions, contact one of our service representatives at 1-800-848-0920.

     SHAREHOLDER REPORTS - All shareholders will receive reports semi-annually detailing the financial operations of the funds.

     PROSPECTUSES - Updated prospectuses will be mailed to you at least annually.
     UNDELIVERABLE MAIL - If mail from the Funds to a shareholder is returned as undeliverable on three or more consecutive occasions, the Funds will not send any future mail to the shareholder unless it receives notification of a correct mailing address for the shareholder. Any dividends that would be payable by check to such shareholders will be reinvested in the shareholder's account until the Funds receives notification of the shareholder's correct mailing address.

                          FUND PERFORMANCE ADVERTISING

     Standardized yield and total return quotations will be compared separately for each class of shares. Because of differences in the fees and/or expenses borne by the various Classes of the Funds, the net yields and total returns on such class shares can be expected, at any given time, to differ from class to class for the same period.

CALCULATING  MONEY  MARKET  FUND  YIELD

     Any current Gartmore Money Market Fund yield quotations, subject to Rule 482 under the Securities Act, shall consist of a seven calendar day historical yield for each class, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account in each class having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (or 366/7 during a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends declared on both the original share and any such additional shares. The Fund's effective yield represents an annualization of the current seven day return with all dividends reinvested. The yields for each class will differ due to different fees and expenses charged on the class. As of April 30, 2003, the seven day current and effective yields for the Prime Shares of the Money Market Fund were 0.66% and 0.66%, respectively, and for the Service Class shares, were 0.59% and 0.59%, respectively, and for the Institutional Class shares, were 0.75% and 0.75%, respectively.

     The Gartmore Money Market Fund's yields will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Gartmore Money Market Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Gartmore Money Market Fund's expenses.

     Although the Fund determines its yield for each class on the basis of a seven-calendar day period, it may use a different time span on occasion.

     There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a shareholder's investment in the Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

--------------------------------------------------------------------------------
CALCULATING  YIELD  AND  TOTAL  RETURN

     The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Before-Tax Performance. Except for the Gartmore Money Market Fund and the Gartmore Morley Capital Accumulation Fund, all pre-tax performance advertisements shall include average annual total return quotations for the most recent one, five, and ten-year periods (or life if a Fund has been in operation less than one of the prescribed periods). Average annual total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge, for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. In calculating the standard total returns for Class A and Class D shares, the current maximum applicable sales charge is deducted from the initial investment. For Class B and Class C shares, the payment of the applicable CDSC is applied to the investment result for the period shown; the maximum front-end load is also deducted from Class C shares. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

     After-Tax Performance. All after-tax performance is calculated as described in the paragraph above and in addition, takes into account the effect of taxes. After-tax performance is presented using two methodologies. The first deducts taxes paid on distributions. The second deducts taxes paid on distributions and taxes paid upon redemption of fund shares. The calculation of taxes assumes the highest individual marginal federal income tax rates currently in effect. The tax rates correspond to the tax characteristics of the distributions (e.g., ordinary income rate for ordinary income, short-term capital gain distribution rate for short-term capital gain distributions, and long-term capital gain distribution rate for long-term capital gain distributions). State, local or federal alternative minimum taxes are not taken into account, the effect of phase outs of certain exemptions, deductions and credits at various income levels are also not taken into account. Tax rates may vary over the performance measurement period. After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

     Standardized yield and total return quotations will be compared separately for each class of shares. Because of differences in the fees and/or expenses borne by each class of shares of the Funds, the net yields and total returns on each class can be expected, at any given time, to differ from class to class for the same period.

     The uniformly calculated average annual total returns for each class of shares for the periods ended April 30, 2003 were as follows:


                                                1                               5                 10 YEARS OR
                                               YEAR                           YEARS               LIFE OF FUND
---------------------------------------------------------------------------------------------------------------------
                                     CLASS    CLASS       CLASS       CLASS    CLASS    CLASS   CLASS   CLASS   CLASS
FUND                                 A(1)     B(1)        C(2)        A(1)     B(1)     C(2)     A(1)    B(1)    C(2)
---------------------------------------------------------------------------------------------------------------------
GARTMORE MILLENNIUM GROWTH FUND -
Before Taxes(1). . . . . . . . . .  -26.39%  -26.25%        -23.91%  -12.74%  -12.92%  -12.17%   2.21%   2.25%   2.54%
---------------------------------------------------------------------------------------------------------------------
GARTMORE MILLENNIUM
GROWTH FUND -
After Taxes on
Distributions(1) . . . . . . . . .  -26.39%  -26.25%        -23.91%  -13.89%  -14.10%  -13.33%   0.61%   0.65%   0.94%
---------------------------------------------------------------------------------------------------------------------
GARTMORE MILLENNIUM
GROWTH FUND -
After Taxes on
Distributions and Sale
of Shares(1) . . . . . . . . . . .  -17.15%  -17.06%        -15.54%   -9.03%   -9.08%   -8.60%   2.17%   2.28%   2.47%
---------------------------------------------------------------------------------------------------------------------
GARTMORE GROWTH
FUND -
Before Taxes(1). . . . . . . . . .  -22.81%  -22.62%        -20.35%  -15.18%  -15.40%  -14.67%   0.86%   0.85%   1.16%
---------------------------------------------------------------------------------------------------------------------
GARTMORE GROWTH
FUND -
After Taxes on
Distributions(1) . . . . . . . . .  -22.81%  -22.62%        -20.35%  -16.69%  -16.95%  -16.20%  -1.11%  -1.13%  -0.81%
---------------------------------------------------------------------------------------------------------------------
GARTMORE GROWTH
FUND -
After Taxes on
Distributions and Sale
of Shares(1) . . . . . . . . . . .  -14.83%  -14.71%        -13.23%  -10.21%  -10.24%   -9.81%   1.30%   1.41%   1.60%
---------------------------------------------------------------------------------------------------------------------
GARTMORE NATIONWIDE
FUND -
Before Taxes(1). . . . . . . . . .  -18.92%  -18.83%        -10.56%   -5.00%   -4.91%   -3.10%   8.40%   8.59%   7.00%
---------------------------------------------------------------------------------------------------------------------
GARTMORE NATIONWIDE
FUND -
After Taxes on
Distributions(1) . . . . . . . . .  -19.12%  -18.85%        -16.24%   -6.78%   -6.56%   -4.30%   6.18%   6.45%   8.80%
---------------------------------------------------------------------------------------------------------------------
GARTMORE NATIONWIDE
FUND -
After Taxes on
Distributions and Sale
of Shares(1) . . . . . . . . . . .  -12.32%  -12.24%        -16.27%   -3.67%   -3.49%   -6.08%   6.63%   6.88%   6.57%
---------------------------------------------------------------------------------------------------------------------


                           1                          5                10 YEARS OR
                          YEAR                       YEARS             LIFE OF FUND
------------------------------------------------------------------------------------------------
                            INSTITUTIONAL                  INSTITUTIONAL           INSTITUTIONAL
                    CLASS      SERVICE          CLASS         SERVICE      CLASS      SERVICE
FUND                  D        CLASS(3)           D           CLASS(3)       D        CLASS(3)
--------------------------------------------------------------------------------------------------
GARTMORE
MILLENNIUM
GROWTH FUND -
Before Taxes. . .  -25.11%         -25.11%        -12.25%         -12.25%   2.49%           2.49%
--------------------------------------------------------------------------------------------------
GARTMORE
MILLENNIUM
GROWTH FUND -
After Taxes on
Distributions . .  -25.11%         -25.11%        -13.41%         -13.41%   0.89%           0.89%
--------------------------------------------------------------------------------------------------
GARTMORE
MILLENNIUM
GROWTH FUND -
After Taxes on
Distributions and
Sale of Shares. .  -16.32%         -16.32%         -8.70%          -8.70%   2.38%           2.38%
--------------------------------------------------------------------------------------------------
GARTMORE
GROWTH FUND -
Before Taxes. . .  -21.66%         -17.90%        -14.78%         -13.95%   1.09%           1.58%
--------------------------------------------------------------------------------------------------
GARTMORE
GROWTH FUND -
After Taxes on
Distributions . .  -21.66%         -17.90%        -16.30%         -15.50%  -0.88%          -0.40%
--------------------------------------------------------------------------------------------------
GARTMORE
GROWTH FUND -
After Taxes on
Distributions and
Sale of Shares. .  -14.08%         -11.63%         -9.94%          -9.37%   1.48%           1.88%
--------------------------------------------------------------------------------------------------
GARTMORE
NATIONWIDE FUND -
Before Taxes. . .  -17.59%         -13.68%         -4.59%          -3.70%   8.64%           9.14%
--------------------------------------------------------------------------------------------------
GARTMORE
NATIONWIDE FUND -
After Taxes on
Distributions . .  -17.88%         -14.01%         -6.48%          -5.62%   6.35%           6.84%
--------------------------------------------------------------------------------------------------
GARTMORE
NATIONWIDE FUND -
After Taxes on
Distributions and
Sale of Shares. .  -11.46%          -8.92%         -3.40%          -2.72%   6.80%           7.24%
--------------------------------------------------------------------------------------------------

---------------
1 These returns through May 11, 1998 are based on the performance of the Funds' predecessor funds, which was achieved prior to the creation of Class A and B shares and which is the same as the performance shown for Class D shares. Excluding the effect of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Class A and Class B shares would have produced because Class A and Class B shares invest in the same portfolio of securities as Class D shares. The returns have been restated for sales charges but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class A and Class B shares would have been lower.
2 These returns through May 11, 1998 are based on the performance of the Funds' predecessor funds which was achieved prior to the creation of Class C shares, and which is the same as the performance shown for the Class D shares. In addition, the performance of Class C shares for the period of May 11, 1998 through March 1, 2001, when Class C shares were implemented, is based on the performance of Class D shares. Excluding the effect of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class D shares. The returns have been restated for sales charges but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class C shares would have been lower.
3 These returns through May 11, 1998 are based on the performance of the Funds' predecessor funds which was achieved prior to the creation of Institutional Service Class shares, and which is the same as the performance shown for the Class D shares. In addition, the performance of the Institutional Service Class shares for the Gartmore Growth Fund and the Gartmore Nationwide Fund for the period of May 11, 1998 through January 2, 2002, when the Institutional Service Class shares were implemented for these Funds, and the performance of the Institutional Service Class shares for the Gartmore Millennium Growth Fund for the period of May 11, 1998 through April 30, 2003, which is prior to the implementation of the Institutional Service Class shares for this Fund, are based on the performance of each Fund's Class D shares. Excluding the effect of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Institutional Service Class shares would have produced because Institutional Service Class shares invest in, or will invest in, the same portfolio of securities as Class D shares, and, for the Gartmore Millennium Growth Fund, have similar expenses. For the Gartmore Growth Fund and the Gartmore Nationwide Fund, these returns do not reflect additional fees applicable to such shares; if these fees were reflected, the annual returns for Institutional Service Class shares would have been lower.

--------------------------------------------------------------------------------

                                     1-YEAR
--------------------------------------------------------------------
                       CLASS   CLASS   CLASS   CLASS   CLASS   CLASS
FUND                    A(1)    B(2)    C(2)     D      X(3)    Y(3)
--------------------------------------------------------------------

GARTMORE BOND
FUND - Before
Taxes(1). . . . . . .   5.48%   5.15%   8.08%   6.06%   5.15%   8.08%
---------------------------------------------------------------------
GARTMORE BOND
FUND - After Taxes
on Distributions. . .   3.52%   3.31%   6.27%   3.99%   3.31%   6.27%
---------------------------------------------------------------------
GARTMORE BOND
FUND - After Taxes
on Distributions and
Sale of Shares. . . .   3.38%   3.18%   5.09%   3.75%   3.18%   5.09%
---------------------------------------------------------------------
GARTMORE TAX-FREE
INCOME FUND -
Before Taxes. . . . .   2.30%   1.54%   4.64%   2.85%   1.54%   4.64%
---------------------------------------------------------------------
GARTMORE TAX-FREE
INCOME FUND -
After Taxes on
Distributions . . . .   2.30%   1.54%   4.64%   2.85%   1.54%   4.64%
---------------------------------------------------------------------
GARTMORE TAX-FREE
INCOME FUND -
After Taxes on
Distributions and
Sale of Shares. . . .   3.00%   2.37%   4.37%   3.46%   2.37%   4.37%
---------------------------------------------------------------------
GARTMORE
GOVERNMENT
BOND FUND -
Before Taxes. . . . .   4.81%   4.54%   7.41%   5.30%   4.54%   7.41%
---------------------------------------------------------------------
GARTMORE
GOVERNMENT BOND
FUND - After Taxes
on Distributions. . .   2.83%   2.66%   5.55%   3.21%   2.66%   5.55%
---------------------------------------------------------------------
GARTMORE
GOVERNMENT
BOND FUND -
After Taxes on
Distributions and
Sale of Shares. . . .   3.15%   3.00%   4.86%   3.46%   3.00%   4.86%
---------------------------------------------------------------------


                                    5-YEARS
------------------------------------------------------------------
                    CLASS   CLASS   CLASS   CLASS   CLASS   CLASS
FUND                 A(1)    B(2)    C(2)     D      X(3)    Y(3)
------------------------------------------------------------------
GARTMORE
BOND FUND - Before
Taxes. . . . . . .   5.20%   5.30%   5.83%   5.51%   5.30%   5.83%
------------------------------------------------------------------
GARTMORE
BOND FUND
- After
Taxes on
Distributions. . .   2.89%   3.19%   3.60%   3.11%   3.19%   3.60%
------------------------------------------------------------------
GARTMORE
BOND FUND
- After
Taxes on
Distributions
and Sale of
Shares . . . . . .   2.97%   3.17%   3.53%   3.17%   3.17%   3.53%
------------------------------------------------------------------
GARTMORE
TAX-FREE
INCOME
FUND -
Before Taxes . . .   4.07%   4.12%   4.60%   4.38%   4.12%   4.60%
------------------------------------------------------------------
GARTMORE
TAX-FREE
INCOME
FUND - After
Taxes on
Distributions. . .   4.02%   4.07%   4.55%   4.34%   4.07%   4.55%
------------------------------------------------------------------
GARTMORE
TAX-FREE
INCOME
FUND - After
Taxes on
Distributions
and Sale of
Shares . . . . . .   4.15%   4.11%   4.55%   4.45%   4.11%   4.55%
------------------------------------------------------------------
GARTMORE
GOVERNMENT
BOND FUND -
Before Taxes . . .   6.15%   6.23%   6.73%   6.43%   6.23%   6.73%
------------------------------------------------------------------
GARTMORE
GOVERNMENT
BOND FUND
- After
Taxes on
Distributions. . .   3.83%   4.11%   4.47%   4.01%   4.11%   4.47%
------------------------------------------------------------------
GARTMORE
GOVERNMENT
BOND
FUND -
After Taxes
On Distributions
and Sale of
Shares . . . . . .   3.79%   3.98%   4.30%   3.97%   3.98%   4.30%
------------------------------------------------------------------



                            10-YEARS OR LIFE OF FUND
-----------------------------------------------------------------------
                          CLASS   CLASS   CLASS   CLASS   CLASS   CLASS
FUND                       A(1)    B(2)    C(2)     D      X(3)    Y(3)
-----------------------------------------------------------------------
GARTMORE
BOND FUND
- Before
Taxes. . . . . . . . . .   5.73%   5.93%   6.04%   5.88%   5.93%   6.04%
-----------------------------------------------------------------------
GARTMORE
BOND FUND
- After
Taxes on
Distributions. . . . . .   3.18%   3.50%   3.53%   3.29%   3.50%   3.53%
-----------------------------------------------------------------------
GARTMORE
BOND FUND
- After
Taxes on
Distributions
and Sale of
Shares . . . . . . . . .   3.25%   3.49%   3.53%   3.35%   3.49%   3.53%
-----------------------------------------------------------------------
GARTMORE
TAX-FREE
INCOME
FUND -
Before Taxes . . . . . .   4.73%   4.92%   4.99%   4.88%   4.92%   4.99%
-----------------------------------------------------------------------
GARTMORE
TAX-FREE
INCOME
FUND - After
Taxes on
Distributions. . . . . .   4.68%   4.87%   4.93%   4.83%   4.87%   4.93%
-----------------------------------------------------------------------
GARTMORE
TAX-FREE
INCOME
FUND - After
Taxes on
Distributions
and Sale of
Shares . . . . . . . . .   4.71%   4.84%   4.92%   4.86%   4.84%   4.92%
-----------------------------------------------------------------------
GARTMORE
GOVERNMENT
BOND
FUND -
Before Taxes . . . . . .   6.34%   6.54%   6.63%   6.49%   6.54%   6.63%
-----------------------------------------------------------------------
GARTMORE
GOVERNMENT
BOND
FUND -
After Taxes
on
Distributions. . . . . .   3.97%   4.28%   4.29%   4.07%   4.28%   4.29%
-----------------------------------------------------------------------
GARTMORE
GOVERNMENT
BOND
FUND -
After Taxes
On Distributions
and Sale of
Shares . . . . . . . . .   3.89%   4.14%   4.16%   3.99%   4.14%   4.16%
-----------------------------------------------------------------------

----------

1 These returns through May 11, 1998 are based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of Class A shares, and which is the same as the performance shown for Class D shares. Excluding the effects of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Class A shares would have produced because Class A shares invest in the same portfolio of securities as Class D shares. For Class A shares, these returns have been restated for sales charges, but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class A shares would have been lower.
2 Effective September 1, 2003, existing Class B and Class C shares of the Fund were re-designated as Class X and Class Y shares, respectively, and new Class B and Class C shares were established. The returns for the new Class B and Class C shares through December 31, 2002 are based on the performance of the Fund's Class X and Class Y shares, respectively. (The performance of the Fund's Class X and Class Y shares, through May 11, 1998, is based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of Class X and Class Y shares (formerly Class B and Class C shares, respectively), and which is the same as the performance for Class D shares. In addition, the performance of Class Y shares for the period of May 11, 1998 through March 1, 2001, is based on the performance of Class D shares.) Excluding the effects of any fee waivers or reimbursements, Class X and Class Y shares' average annual total returns are similar to what Class B and Class C shares would have produced because Class B and Class C shares invest in the same portfolio of securities as Class X and Class Y shares. For Class B and Class C shares, these returns do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class B and Class C shares would have been lower.
3 Effective September 1, 2003 Class B and Class C shares of the Fund were re-designated as Class X and Class Y shares, respectively. The returns for the Class X and Class Y shares through May 11, 1998 are based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of Class X and Class Y shares (formerly Class B and Class C shares, respectively), and which is the same as the performance for Class D shares (which are not offered in this Prospectus). In addition, the performance of Class Y shares for the period of May 11, 1998 through March 1, 2001, prior to the creation of Class Y shares, is based on the performance of Class D shares. Excluding the effects of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Class X and Class Y shares would have produced because Class X and Class Y shares invest in the same portfolio of securities as Class D shares. For Class X and Class Y shares, these returns have been restated for sales charges, but do not reflect the additional fees applicable to such shares.



                                     1 YEAR
---------------------------------------------------------------------------------------------------
                                           CLASS                   INSTITUTIONAL
                         CLASS    CLASS    C(2)    INSTITUTIONAL      SERVICE      SERVICE    LOCAL
FUND                     A(1)     B(1)                CLASS(3)        CLASS(1)     CLASS(1)   FUND
---------------------------------------------------------------------------------------------------
NATIONWIDE S&P 500
INDEX FUND -
Before Taxes . . . . .  -18.67%  -18.72%  -18.72%         -13.59%         -13.72%   -13.89%  -13.62%
---------------------------------------------------------------------------------------------------
NATIONWIDE S&P 500
INDEX FUND -
After Taxes on
Distributions. . . . .  -19.04%  -18.87%  -18.87%         -14.07%         -14.11%   -14.24%  -14.08%
---------------------------------------------------------------------------------------------------
NATIONWIDE S&P 500
INDEX FUND -
After Taxes on
Distributions and Sale
of Shares. . . . . . .  -12.17%  -12.18%  -12.18%          -8.88%          -8.95%    -9.06%   -8.90%
---------------------------------------------------------------------------------------------------



                                SINCE INCEPTION(1)
-----------------------------------------------------------------------------------------------------------
                                                   CLASS                   INSTITUTIONAL
                              CLASS        CLASS    C(2)   INSTITUTIONAL      SERVICE      SERVICE   LOCAL
FUND                          A(1)          B(1)              CLASS(3)        CLASS(1)     CLASS(1)   FUND
-----------------------------------------------------------------------------------------------------------
NATIONWIDE S&P 500
INDEX FUND -
Before Taxes . . . . .             -4.76%  -4.41%  -4.41%          -3.33%          -3.60%    -3.78%  -3.48%
-----------------------------------------------------------------------------------------------------------
NATIONWIDE S&P 500
INDEX FUND -
After Taxes on
 Distributions . . . .             -5.16%  -4.69%  -4.69%          -3.82%          -4.01%    -4.15%  -3.92%
-----------------------------------------------------------------------------------------------------------
NATIONWIDE S&P 500
INDEX FUND -
After Taxes on
Distributions and Sale
 of Shares . . . . . .             -3.85%  -3.52%  -3.52%          -2.78%          -2.96%    -3.08%  -2.88%
-----------------------------------------------------------------------------------------------------------

---------------
1 The Fund's Local Fund shares began operations on July 24, 1998. These returns through December 29, 1999 are based on the performance of the Fund's Local Fund shares, which was achieved prior to the creation of Class A, Class B, Institutional Service Class and Service Class shares. Excluding the effect of any fee waivers or reimbursements, Local Fund shares' average annual total returns are similar to what Class A, Class B, Institutional Service Class and Service Class shares would have produced because Class A, Class B, Institutional Service Class and Service Class shares invest in the same portfolio of securities as Local Fund shares. For Class A and Class B shares, these returns have been restated for the applicable sales charges. For Class A, Class B, Institutional Service Class and Service Class shares, these returns do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class A, Class B, Institutional Service Class and Service Class shares would have been lower.
2 These returns through April 30, 2003 are based on the performance of the Fund's Class B shares (which in turn is based on the prior performance of Local Fund shares) which was achieved prior to the creation of Class C shares. Excluding the effect of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares will invest in the same portfolio of securities as Class B shares and will have the same expenses after any fee waivers or reimbursements. For Class C shares, these returns have been restated for the applicable sales charges.
3 These returns through December 30, 1999 are based on the performance of the Fund's Local Fund shares, which was achieved prior to the creation of Institutional Class shares, and do not reflect the lower expenses applicable to Institutional Class shares. Excluding the effect of any fee waivers or reimbursements, Local Fund shares' average annual total returns are similar to what Institutional Class shares would have produced because Institutional Class shares invest in the same portfolio of securities as Local Fund shares.


                                            1 YEAR                                      SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------------------------------
                                                               INSTITUTIONAL                           INSTITUTIONAL
                          CLASS         CLASS          CLASS      SERVICE      CLASS   CLASS   CLASS      SERVICE
FUND                        A             B            C(2)        CLASS         A       B      C(2)       CLASS
--------------------------------------------------------------------------------------------------------------------
GARTMORE LARGE
CAP VALUE FUND -
Before Taxes. . . . . .  -18.47%             -18.25%  -15.57%         -18.47%  -1.74%  -1.66%  -1.42%          -1.74%
--------------------------------------------------------------------------------------------------------------------
GARTMORE LARGE
CAP VALUE FUND -
After Taxes on
Distributions . . . . .  -18.76%             -18.37%  -15.69%         -18.76%  -2.32%  -2.04%  -1.82%          -2.32%
--------------------------------------------------------------------------------------------------------------------
GARTMORE LARGE
CAP VALUE FUND -
After Taxes on
Distributions and Sale
of Shares . . . . . . .  -12.03%             -11.87%  -10.13%         -12.03%  -1.56%  -1.40%  -1.21%          -1.56%
--------------------------------------------------------------------------------------------------------------------
NATIONWIDE LARGE
CAP GROWTH FUND -
Before Taxes. . . . . .  -21.86%             -21.79%  -19.31%         -16.97%  -8.36%  -8.36%  -8.17%          -6.97%
--------------------------------------------------------------------------------------------------------------------
NATIONWIDE LARGE
CAP GROWTH FUND -
After Taxes on
Distributions . . . . .  -21.86%             -21.79%  -19.31%         -16.97%  -8.75%  -8.76%  -8.56%          -7.36%
--------------------------------------------------------------------------------------------------------------------
NATIONWIDE LARGE
CAP GROWTH FUND -
After Taxes on
Distributions and
 Sale of Shares . . . .  -14.21%             -14.17%  -12.55%         -11.03%  -6.52%  -6.51%  -6.37%          -5.48%
--------------------------------------------------------------------------------------------------------------------
NATIONWIDE SMALL
CAP FUND -
Before Taxes(1) . . . .  -25.24%             -25.11%  -22.72%         -20.56%   1.21%   1.51%   1.74%           2.72%
--------------------------------------------------------------------------------------------------------------------
NATIONWIDE SMALL
CAP FUND -
After Taxes on
Distributions(1). . . .  -25.24%             -25.11%  -22.72%         -20.56%   0.38%   0.67%   0.92%           1.87%
--------------------------------------------------------------------------------------------------------------------
NATIONWIDE SMALL
CAP FUND -
After Taxes on
Distributions and
Sale of Shares. . . . .  -16.41%             -16.32%  -14.77%         -13.36%   0.61%   0.86%   1.06%           1.83%
--------------------------------------------------------------------------------------------------------------------

---------------
1    The  Funds  commenced  operations  November  2,  1998.
2 These returns through March 1, 2001 are based on the performance of the Funds' Class B shares, which was achieved prior to the creation of the Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns have been restated for the applicable sales charges.


                                           1 YEAR                                      SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------
                                                         INSTITUTIONAL                              INSTITUTIONAL
                      CLASS        CLASS         CLASS      SERVICE       CLASS    CLASS    CLASS      SERVICE
                        A            B           C(4)        CLASS          A        B      C(4)        CLASS
------------------------------------------------------------------------------------------------------------------
GARTMORE VALUE
OPPORTUNITIES
FUND -
Before Taxes(1,4) .  -23.38%           -23.30%  -20.83%         -18.59%    3.49%    3.89%    4.40%           5.64%
------------------------------------------------------------------------------------------------------------------
GARTMORE VALUE
OPPORTUNITIES
FUND -
After Taxes on
Distributions(1,4).  -23.50%           -23.31%  -20.83%         -18.74%    3.18%    3.76%    4.25%           5.30%
------------------------------------------------------------------------------------------------------------------
GARTMORE VALUE
OPPORTUNITIES
FUND -
After Taxes on
Distributions and
Sale of Shares(1,4)  -15.21%           -15.15%  -13.54%         -12.10%    2.71%    3.12%    3.53%           4.45%
------------------------------------------------------------------------------------------------------------------
GARTMORE HIGH
YIELD BOND
FUND -
Before Taxes(1,4) .    1.81%             1.22%    4.04%           7.24%   -3.06%   -3.04%   -2.99%          -1.19%
------------------------------------------------------------------------------------------------------------------
GARTMORE HIGH
YIELD BOND
FUND -
After Taxes on
Distributions(1,4).   -1.60%            -2.07%    0.80%           3.57%   -6.85%   -6.65%   -6.39%          -5.12%
------------------------------------------------------------------------------------------------------------------
GARTMORE HIGH
YIELD BOND
FUND -
After Taxes on
Distributions and
Sale of Shares(1,4)    0.77%             0.40%    2.25%           4.26%   -4.27%   -4.15%   -4.01%          -2.88%
------------------------------------------------------------------------------------------------------------------
GARTMORE U.S.
GROWTH LEADERS
FUND -
Before Taxes(2,4) .   -9.65%            -9.71%   -7.02%          -3.95%  -15.57%  -15.29%  -14.52%         -13.50%
------------------------------------------------------------------------------------------------------------------
GARTMORE U.S.
GROWTH LEADERS
FUND -
After Taxes on
Distributions(2,4).   -9.65%            -9.71%   -7.02%          -3.95%  -16.11%  -15.85%  -15.07%         -14.05%
------------------------------------------------------------------------------------------------------------------
GARTMORE U.S.
GROWTH LEADERS
FUND -
After Taxes on
Distributions and
Sale of Shares(2,4)   -6.28%            -6.31%   -4.56%          -2.56%  -12.23%  -12.02%  -11.45%         -10.69%
------------------------------------------------------------------------------------------------------------------
GARTMORE GLOBAL
TECHNOLOGY AND
COMMUNICATIONS
FUND -
Before Taxes(2,4) .  -28.91%           -28.75%  -26.64%         -24.32%  -36.37%  -36.17%  -35.59%         -34.70%
------------------------------------------------------------------------------------------------------------------
GARTMORE GLOBAL
TECHNOLOGY AND
COMMUNICATIONS
FUND -
After Taxes on
Distributions(2,4).  -28.91%           -28.75%  -26.64%         -24.32%  -37.04%  -36.85%  -36.26%         -35.38%
------------------------------------------------------------------------------------------------------------------
GARTMORE GLOBAL
TECHNOLOGY AND
COMMUNICATIONS
FUND -
After Taxes on
Distributions and
Sale of Shares(2,4)  -18.79%           -18.69%  -17.31%         -15.81%  -26.19%  -26.06%  -25.71%         -25.16%
------------------------------------------------------------------------------------------------------------------
GARTMORE
EMERGING
MARKETS FUND -
Before Taxes(3,4) .  -21.93%           -21.79%  -19.34%         -16.93%  -13.54%  -13.13%  -12.04%         -11.24%
------------------------------------------------------------------------------------------------------------------
GARTMORE
EMERGING
MARKETS FUND -
After Taxes on
Distributions(3,4).  -21.93%           -21.79%  -19.34%         -16.93%  -13.55%  -13.13%  -12.05%         -11.27%
------------------------------------------------------------------------------------------------------------------
GARTMORE
EMERGING
MARKETS FUND -
After Taxes on
Distributions and
Sale of Shares(3,4)  -14.26%           -14.16%  -12.57%         -11.01%  -10.56%  -10.24%   -9.42%          -8.82%
------------------------------------------------------------------------------------------------------------------
GARTMORE
INTERNATIONAL
GROWTH FUND -
Before Taxes(3,4) .  -25.11%           -24.98%  -22.67%         -20.36%  -23.03%  -22.75%  -21.99%         -21.08%
------------------------------------------------------------------------------------------------------------------
GARTMORE
INTERNATIONAL
GROWTH FUND -
After Taxes on
Distributions(3,4).  -25.11%           -24.98%  -22.67%         -20.36%  -23.03%  -22.75%  -21.99%         -21.08%
------------------------------------------------------------------------------------------------------------------
GARTMORE
INTERNATIONAL
GROWTH FUND -
After Taxes on
Distributions and
Sale of Shares(3,4)  -16.32%           -16.24%  -14.74%         -13.23%  -17.54%  -17.34%  -16.79%         -16.13%
------------------------------------------------------------------------------------------------------------------
GARTMORE
WORLDWIDE
LEADERS FUND -
Before Taxes(3,4) .  -24.46%           -24.41%  -21.97%         -19.61%  -23.03%  -22.75%  -21.99%         -21.03%
------------------------------------------------------------------------------------------------------------------
GARTMORE
WORLDWIDE
LEADERS FUND -
After Taxes on
Distributions(3,4).  -24.46%           -24.41%  -21.97%         -19.61%  -23.03%  -22.75%  -21.99%         -21.03%
------------------------------------------------------------------------------------------------------------------
GARTMORE
WORLDWIDE
LEADERS FUND -
After Taxes on
Distributions and
Sale of Shares(3,4)  -15.90%           -15.87%  -14.28%         -12.75%  -17.54%  -17.34%  -16.79%         -16.09%
------------------------------------------------------------------------------------------------------------------


--------------
1    The  Fund  commenced  operations  December  29,  1999.
2    The  Fund  commenced  operations  June  30,  2000.
3    The  Fund  commenced  operations  August  30,  2000.
4 These returns through March 1, 2001 are based on the performance of the Funds' Class B shares, which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are substantially similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns for Class C shares have been restated for the applicable sales charges.

                                   1 YEAR                                    SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------
                                                        INSTITUTIONAL                           INSTITUTIONAL
                     CLASS        CLASS         CLASS      SERVICE      CLASS   CLASS   CLASS      SERVICE
                       A            B           C(1)        CLASS         A       B      C(1)       CLASS
--------------------------------------------------------------------------------------------------------------
GARTMORE GLOBAL
HEALTH SCIENCES
FUND -
Before Taxes(2). .  -15.15%           -15.15%  -12.38%          -9.74%  -7.92%  -7.42%  -6.56%          -5.26%
--------------------------------------------------------------------------------------------------------------
GARTMORE GLOBAL
HEALTH SCIENCES
FUND -
After Taxes on
Distributions(2) .  -15.15%           -15.15%  -12.38%          -9.74%  -7.94%  -7.42%  -6.56%          -5.28%
--------------------------------------------------------------------------------------------------------------
GARTMORE GLOBAL
HEALTH SCIENCES
FUND -
After Taxes on
Distributions and
Sale of Shares(2).   -9.84%            -9.85%   -8.05%          -6.33%  -6.27%  -5.87%  -5.20%          -4.19%
--------------------------------------------------------------------------------------------------------------

-------------
1    The  Fund  commenced  operations  August  30,  2000.
2 These returns through September 23, 2002 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are substantially similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns for Class C shares have been restated for the applicable sales charges.

                                     1 YEAR
------------------------------------------------------------------------------
                                                   INSTITUTIONAL
                         CLASS    CLASS    CLASS      SERVICE      INSTITUTIONAL
FUND                       A        B      C(2)        CLASS           CLASS
-----------------------------------------------------------------------------
GARTMORE
INTERNATIONAL SMALL
CAP GROWTH FUND -
Before Taxes            -28.72%  -28.68%  -26.29%     -24.18%         -24.11%
-------------------------------------------------------------------------------
GARTMORE
INTERNATIONAL SMALL
CAP GROWTH FUND -
After Taxes on
Distributions           -28.72%  -28.68%  -26.29%     -24.18%         -24.11%
-------------------------------------------------------------------------------
GARTMORE
INTERNATIONAL SMALL
CAP GROWTH FUND -
After Taxes on
Distributions and Sale
of Shares               -18.67%  -18.64%  -17.09%     -15.72%         -15.67%
-------------------------------------------------------------------------------


                               SINCE INCEPTION(1)
----------------------------------------------------------------------------------------
                                                           INSTITUTIONAL
                           CLASS          CLASS    CLASS      SERVICE      INSTITUTIONAL
FUND                         A              B      C(2)        CLASS           CLASS
-----------------------------------------------------------------------------------------
GARTMORE
INTERNATIONAL SMALL
CAP GROWTH FUND -
Before Taxes. . . .             -24.28%  -23.88%  -23.22%         -22.11%         -21.99%
-----------------------------------------------------------------------------------------
GARTMORE
INTERNATIONAL SMALL
CAP GROWTH FUND -
After Taxes on
Distributions . . .             -24.28%  -23.88%  -23.22%         -22.11%         -21.99%
-----------------------------------------------------------------------------------------
GARTMORE
INTERNATIONAL SMALL
CAP GROWTH FUND -
After Taxes on
Distributions and
Sale of Shares. . .             -18.62%  -18.33%  -17.85%         -17.04%         -16.95%
-----------------------------------------------------------------------------------------


---------------------
1    The  Fund  commenced  operations  December  21,  2000.
2 These returns through March 1, 2001 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are substantially similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns for Class C shares have been restated for the applicable sales charges.


                                         1 YEAR                           SINCE INCEPTION
-------------------------------------------------------------------------------------------------------
                       CLASS        CLASS         CLASS   SERVICE    CLASS    CLASS    CLASS   SERVICE
FUND                     A            B           C(2)     CLASS       A        B      C(2)     CLASS
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR
DESTINATIONS
AGGRESSIVE FUND -
Before Taxes(1). . .  -20.31%           -20.07%  -17.56%   -15.46%  -13.79%  -13.54%  -12.97%   -12.11%
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR
DESTINATIONS
AGGRESSIVE FUND -
After Taxes on
Distributions(1) . .  -20.73%           -20.29%  -17.78%   -15.85%  -14.08%  -13.69%  -13.12%   -12.40%
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR
DESTINATIONS
AGGRESSIVE FUND -
After Taxes on
Distributions and
Sale of Shares(1). .  -13.23%           -13.06%  -11.43%   -10.08%  -10.78%  -10.54%  -10.11%    -9.53%
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR
DESTINATIONS
MODERATELY
AGGRESSIVE FUND -
Before Taxes(1). . .  -16.78%           -16.65%  -13.87%   -11.75%  -10.64%  -10.42%   -9.79%    -8.91%
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR
DESTINATIONS
MODERATELY
AGGRESSIVE FUND -
After Taxes on
Distributions(1) . .  -17.33%           -17.07%  -14.34%   -12.27%  -11.06%  -10.70%  -10.09%    -9.35%
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR
DESTINATIONS
MODERATELY
AGGRESSIVE FUND -
After Taxes on
Distributions and
 Sale of Shares(1) .  -10.95%           -10.86%   -9.06%    -7.68%   -8.48%   -8.25%   -7.78%    -7.17%
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR
DESTINATIONS
MODERATE FUND -
Before Taxes(1). . .  -12.38%           -12.24%   -9.59%    -7.18%   -6.67%   -6.40%   -5.84%    -4.83%
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR
DESTINATIONS
MODERATE FUND -
After Taxes on
Distributions(1) . .  -13.13%           -12.85%  -10.21%    -7.90%   -7.32%   -6.86%   -6.29%    -5.52%
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR
DESTINATIONS
MODERATE FUND -
After Taxes on
Distributions and
Sale of Shares(1). .   -8.11%            -8.01%   -6.29%    -4.73%   -5.55%   -5.26%   -4.82%    -4.14%
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR
DESTINATIONS
MODERATELY
CONSERVATIVE FUND -
Before Taxes(1). . .   -8.17%            -7.86%   -4.95%    -2.65%   -3.10%   -2.74%   -2.14%    -1.20%
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR
DESTINATIONS
MODERATELY
CONSERVATIVE FUND -
After Taxes on
Distributions(1) . .   -9.13%            -8.66%   -5.80%    -3.60%   -4.12%   -3.54%   -2.94%    -2.22%
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR
DESTINATIONS
MODERATELY
CONSERVATIVE FUND -
After Taxes on
Distributions and
Sale of Shares(1). .   -5.40%            -5.18%   -3.30%    -1.81%   -2.95%   -2.55%   -2.08%    -1.44%
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR
DESTINATIONS
CONSERVATIVE FUND -
Before Taxes(1). . .   -4.51%            -4.27%   -1.42%     1.17%    0.11%    0.46%    1.03%     2.04%
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR
DESTINATIONS
CONSERVATIVE FUND -
After Taxes on
Distributions(1) . .   -5.65%            -5.25%   -2.44%     0.03%   -1.15%   -0.59%   -0.01%     0.77%
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR
DESTINATIONS
CONSERVATIVE FUND -
After Taxes on
Distributions and
Sale of Shares(1). .   -3.03%            -2.86%   -1.01%     0.66%   -0.53%   -0.15%    0.31%     1.01%
-------------------------------------------------------------------------------------------------------

---------------
1    The  Fund  commenced  operations  March  31,  2000.
2 These returns through March 1, 2001 are based on the performance of the Funds' Class B shares which was achieved prior to the creation of the Class C shares. Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after any fee waivers or reimbursements. For Class C shares, these returns have been restated for sales charges.


                                    1                                   5                               SINCE
                                   YEAR                                YEARS                          INCEPTION
----------------------------------------------------------------------------------------------------------------------------
                    CLASS    CLASS     CLASS     INSTIT.   CLASS   CLASS   CLASS   INSTIT.   CLASS   CLASS   CLASS   INSTIT.
FUND                A(1)     B(2)       C(3)     CLASS(1)   A(1)    B(2)    C(3)   CLASS(1)   A(1)    B(2)    C(3)   CLASS(1)
-----------------------------------------------------------------------------------------------------------------------------
NATIONWIDE
SMALL CAP
INDEX FUND -
Before Taxes. . .  -25.50%  -25.41%     -23.05%   -20.73%  -4.23%  -3.53%  -3.47%    -2.79%   2.20%   2.94%   2.88%     3.48%
-----------------------------------------------------------------------------------------------------------------------------
NATIONWIDE
SMALL CAP
INDEX FUND -
After Taxes on
Distributions . .  -25.70%  -25.45%     -23.10%   -21.05%  -4.42%  -3.68%  -3.62%    -3.05%   2.04%   2.80%   2.75%     3.25%
------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE
SMALL CAP
INDEX FUND -
After Taxes on
Distributions and
Sale of Shares. .  -16.59%  -16.52%     -14.99%   -13.50%  -3.41%  -2.85%  -2.80%    -2.32%   1.71%   2.32%   2.28%     2.72%
------------------------------------------------------------------------------------------------------------------------------

---------------
1 The Master Small Cap Series (the "Small Cap Series") began operations on April 9, 1997. These returns prior to December 29, 1999 include performance based on the Small Cap Series, which was achieved prior to the creation of the Fund on December 29, 1999. The returns have been restated for the sales charges for Class A shares, but not for fees applicable to Class A and Institutional Class shares of the Fund. Excluding the effects of any fee waivers or reimbursements, the Small Cap Series' average annual total returns are similar to what Class A and Institutional Class shares would have produced because Class A and Institutional Class shares would have invested in the same portfolio of securities as the Small Cap Series. Had the Fund been in existence for the time periods presented, the performance of Class A and Institutional Class shares of the Fund would have been lower as a result of its additional expenses.
2 The returns for the Nationwide Small Cap Index Fund Class B shares through November 29, 2002 are based on the performance of the Fund's Class A shares, which was achieved prior to the creation of the Fund's Class B shares. Excluding the effects of any fee waivers or reimbursements, Class A shares' average annual total returns are similar to what Class B shares would have produced because Class B shares invest in the same portfolio of securities as Class A shares. For Class B shares, these returns have been restated for the applicable sales charges, but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class B shares would have been lower.
3 These returns through April 30, 2003 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns have been restated for the applicable sales charges.


                                 1                                    5                               SINCE
                                YEAR                                YEARS                           INCEPTION
---------------------------------------------------------------------------------------------------------------------------
                   CLASS   CLASS     CLASS     INSTIT.   CLASS   CLASS   CLASS   INSTIT.   CLASS   CLASS   CLASS   INSTIT.
FUND                A(1)    B(2)      C(3)     CLASS(1)   A(1)    B(2)    C(3)   CLASS(1)   A(1)    B(2)    C(3)   CLASS(1)
---------------------------------------------------------------------------------------------------------------------------
NATIONWIDE
BOND INDEX
FUND -
Before Taxes. . .   3.51%   4.20%       7.08%    10.29%   5.80%   6.56%   6.64%     7.39%   6.75%   7.63%   7.44%     8.06%
---------------------------------------------------------------------------------------------------------------------------
NATIONWIDE
BOND INDEX
FUND -
After Taxes
on Distributions.   1.89%   2.73%       5.63%     8.41%   4.37%   5.17%   5.28%     5.81%   5.56%   6.49%   6.30%     6.75%
---------------------------------------------------------------------------------------------------------------------------
NATIONWIDE
BOND INDEX
FUND -
After Taxes on
Distributions and
Sale of Shares. .   2.15%   2.61%       4.49%     6.54%   3.96%   4.62%   4.70%     5.20%   4.91%   5.68%   5.52%     5.95%
---------------------------------------------------------------------------------------------------------------------------

------------------
1 The Master Aggregate Bond Index Series (the "Bond Series") began operations on April 3, 1997. These returns prior to December 29, 1999 include performance based on the Bond Series, which was achieved prior to the creation of the Fund on December 29, 1999. The returns have been restated for the sales charges for Class A shares, but not for fees applicable to Class A and Institutional Class shares of the Fund. Excluding the effects of any fee waivers or reimbursements, the Bond Series' average annual total returns are similar to what Class A and Institutional Class shares would have produced because Class A and Institutional Class shares would have invested in the same portfolio of securities as the Bond Series. Had the Fund been in existence for the time periods presented, the performance of Class A and Institutional Class shares of the Fund would have been lower as a result of its additional expenses.
2 The returns for the Nationwide Bond Index Fund Class B shares through December 12, 2001 are based on the performance of the Fund's Class A shares, which was achieved prior to the creation of the Fund's Class B shares. Excluding the effects of any fee waivers or reimbursements, Class A shares' average annual total returns are similar to what Class B shares would have produced because Class B shares invest in the same portfolio of securities as Class A shares. For Class B shares, these returns have been restated for the applicable sales charges, but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class B shares would have been lower.
3 These returns through April 30, 2003 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns have been restated for the applicable sales charges.


                                      1                                      SINCE
                                     YEAR                                  INCEPTION
------------------------------------------------------------------------------------------------------
                    CLASS     CLASS      CLASS   INSTITUTIONAL   CLASS   CLASS   CLASS   INSTITUTIONAL
FUND                  A        B(1)      C(2)        CLASS         A      B(1)    C(2)       CLASS
------------------------------------------------------------------------------------------------------
NATIONWIDE MID
CAP MARKET
INDEX FUND -
Before Taxes. . .  -22.81%     -22.65%  -20.32%         -17.84%  -1.38%  -0.92%  -0.36%           0.85%
------------------------------------------------------------------------------------------------------
NATIONWIDE
MID CAP MARKET
INDEX FUND -
After Taxes on
Distributions . .  -22.94%     -22.67%  -20.34%         -18.09%  -2.11%  -1.57%  -0.99%           0.00%
------------------------------------------------------------------------------------------------------
NATIONWIDE
MID CAP MARKET
INDEX FUND -
After Taxes on
Distributions and
Sale of Shares. .  -14.84%     -14.72%  -13.21%         -11.62%  -1.42%  -1.01%  -0.56%           0.30%
------------------------------------------------------------------------------------------------------

---------------
1 The returns for the Nationwide Mid Cap Market Index Fund Class B shares through May 25, 2001 are based on the performance of the Fund's Class A shares, which was achieved prior to the creation of the Fund's Class B shares. Excluding the effects of any fee waivers or reimbursements, the Nationwide Mid Cap Market Index Fund Class A shares' average annual total returns are similar to what the Fund's Class B shares would have produced because the Nationwide Mid Cap Market Index Fund Class B shares invest in the same portfolio of securities as the Fund's Class A shares. For the Nationwide Mid Cap Market Index Fund Class B shares, these returns have been restated for the applicable sales charges, but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for the Fund's Class B shares would have been lower.
2 These returns through April 30, 2003 are based on the performance of the Fund's Class B shares (which in turn are based on the prior performance of Class A shares), which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns have been restated for the applicable sales charges.


                                      1                                         SINCE
                                     YEAR                                     INCEPTION
---------------------------------------------------------------------------------------------------------
                    CLASS     CLASS      CLASS   INSTITUTIONAL    CLASS    CLASS    CLASS   INSTITUTIONAL
FUND                  A         B        C(1)        CLASS          A        B      C(1)        CLASS
----------------------------------------------------------------------------------------------------------
NATIONWIDE
INTERNATIONAL
INDEX FUND -
Before Taxes. . .  -23.05%     -22.73%  -20.37%         -17.93%  -17.78%  -17.65%  -17.16%         -15.96%
----------------------------------------------------------------------------------------------------------
NATIONWIDE
INTERNATIONAL
INDEX FUND -
After Taxes on
Distributions . .  -23.61%     -23.17%  -20.81%         -18.65%  -18.13%  -17.87%  -17.37%         -16.43%
----------------------------------------------------------------------------------------------------------
NATIONWIDE
INTERNATIONAL
INDEX FUND -
After Taxes on
Distributions and
Sale of Shares. .  -15.01%     -14.79%  -13.26%         -11.69%  -13.63%  -13.49%  -13.14%         -12.37%
----------------------------------------------------------------------------------------------------------

---------------
1 These returns through April 30, 2003 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns have been restated for the applicable sales charges.


                                     SINCE INCEPTION(1)
----------------------------------------------------------------------
                            CLASS       CLASS    CLASS   INSTITUTIONAL
FUND                          A           B        C     SERVICE CLASS
----------------------------------------------------------------------
GARTMORE GLOBAL
FINANCIAL SERVICES
FUND -
Before Taxes(1) . . . .        -7.68%   -7.09%   -4.96%          -3.30%
----------------------------------------------------------------------
GARTMORE GLOBAL
FINANCIAL SERVICES
FUND -
After Taxes on
Distributions(1). . . .        -7.74%   -7.09%   -4.97%          -3.40%
----------------------------------------------------------------------
GARTMORE GLOBAL
FINANCIAL SERVICES
FUND -
After Taxes on
Distributions and Sale
 of Shares(1) . . . . .        -6.16%   -5.66%   -3.97%          -2.69%
----------------------------------------------------------------------
GARTMORE GLOBAL
UTILITIES FUND -
Before Taxes(1) . . . .       -20.39%  -19.86%  -18.05%         -16.66%
----------------------------------------------------------------------
GARTMORE GLOBAL
UTILITIES FUND -
After Taxes on
Distributions(1). . . .       -20.69%  -20.04%  -18.22%         -17.02%
----------------------------------------------------------------------
GARTMORE GLOBAL
UTILITIES FUND -
After Taxes on
Distributions and
Sale of Shares(1) . . .       -16.32%  -15.84%  -14.41%         -13.41%
----------------------------------------------------------------------
GARTMORE
NATIONWIDE LEADERS
 FUND -
Before Taxes(2) . . . .        -8.83%   -8.26%   -6.11%          -4.57%
----------------------------------------------------------------------
GARTMORE
NATIONWIDE LEADERS
FUND -
After Taxes on
Distributions(2). . . .        -8.95%   -8.30%   -6.15%          -4.70%
----------------------------------------------------------------------
GARTMORE
NATIONWIDE LEADERS
FUND -
After Taxes on
Distributions and
Sale of Shares(2) . . .        -7.10%   -6.61%   -4.90%          -3.71%
----------------------------------------------------------------------

---------------
1    The  Fund  commenced  operations  December  18,  2001.
2    The  Fund  commenced  operations  on  December  28,  2001.



                                          SINCE INCEPTION
-------------------------------------------------------------------------
                      CLASS    CLASS  CLASS  INSTITUTIONAL  INSTITUTIONAL
FUND                    A        B      C    SERVICE CLASS      CLASS
-------------------------------------------------------------------------
GARTMORE MICRO
CAP EQUITY
FUND -
Before Taxes(1). .  N/A        N/A    N/A    N/A            N/A
-------------------------------------------------------------------------
GARTMORE MICRO
CAP EQUITY
FUND -
After Taxes on
Distributions(1) .  N/A        N/A    N/A    N/A            N/A
-------------------------------------------------------------------------
GARTMORE MICRO
CAP EQUITY
FUND -
After Taxes on
Distributions and
Sale of Shares(1).  N/A        N/A    N/A    N/A            N/A
-------------------------------------------------------------------------
GARTMORE MID
CAP GROWTH
FUND -
Before Taxes(2). .  N/A        N/A    N/A    N/A            N/A
-------------------------------------------------------------------------
GARTMORE MID
CAP GROWTH
FUND -
After Taxes on
Distributions(2) .  N/A        N/A    N/A    N/A            N/A
-------------------------------------------------------------------------
GARTMORE MID
CAP GROWTH
FUND -
After Taxes on
Distributions
and Sale of
Shares(2). . . . .  N/A        N/A    N/A    N/A            N/A
-------------------------------------------------------------------------

------------------
1 No performance information is provided because the Fund did not commence operations until June 27, 2002.
2 No performance information is provided because the Fund did not commence operations until September 30, 2002.


                                 1 YEAR    SINCE INCEPTION(1)
-------------------------------------------------------------
                              INSTITUTIONAL   INSTITUTIONAL
FUND                              CLASS           CLASS
----------------------------  --------------  --------------
NORTHPOINTE SMALL CAP
VALUE FUND -
Before Taxes . . . . . . . .         -17.12%           3.81%
------------------------------------------------------------
NORTHPOINTE
SMALL CAP VALUE FUND -
After Taxes on Distributions         -17.29%           2.82%
------------------------------------------------------------
NORTHPOINTE
SMALL CAP VALUE FUND -
After Taxes on Distributions
and Sale of Shares . . . . .         -11.14%           2.62%
------------------------------------------------------------

---------------
1    The  Fund  commenced  operations  June  29,  2000.

     On June 23, 2003, the Montgomery Partners Long-Short Equity Plus Fund ("Montgomery Long-Short Equity Plus Fund") was reorganized into the Gartmore Long-Short Equity Plus Fund and the performance shown below reflects the returns for the predecessor fund through December 31, 2002. From the Montgomery Long-Short Equity Plus Fund's inception on December 31, 1997 until January 18, 2003, Montgomery Asset Management, LLC ("MAM") served as its investment adviser. On January 18, 2003, GMFCT replaced MAM as the investment adviser for the Montgomery Long-Short Equity Plus Fund. The Gartmore Long-Short Equity Plus Fund is managed in a substantially similar manner as the Montgomery Long-Short Equity Plus Fund was, and there have been no material changes to the objectives and strategies.


                                     1                     5                      SINCE
                                   YEAR                  YEARS                 INCEPTION(1)
--------------------------------------------------------------------------------------------------------
                          CLASS    CLASS      CLASS      CLASS   CLASS   CLASS   CLASS   CLASS   CLASS
FUND                      A(2)     B(2)         C         A(2)    B(2)     C      A(2)    B(2)     C
--------------------------------------------------------------------------------------------------------
GARTMORE LONG-SHORT
EQUITY PLUS FUND -
Before Taxes(1) . . . .  -21.56%  -21.36%       -19.11%  10.80%  11.80%   9.43%  10.80%  11.80%   9.43%
--------------------------------------------------------------------------------------------------------
GARTMORE LONG-SHORT
EQUITY PLUS FUND -
After Taxes on
Distributions(1). . . .  -21.56%  -21.36%       -19.11%   6.87%   7.78%   5.11%   6.87%   7.78%   5.11%
--------------------------------------------------------------------------------------------------------
GARTMORE LONG-SHORT
EQUITY PLUS FUND -
After Taxes on
Distributions and Sale
of Shares(1). . . . . .  -13.24%  -13.12%       -11.73%   8.12%   8.96%   6.93%   8.12%   8.96%   6.93%
--------------------------------------------------------------------------------------------------------

                                 1                              5                         SINCE
                                YEAR                           YEARS                   INCEPTION(1)
--------------------------------------------------------------------------------------------------------------
                INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
                   SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL
FUND               CLASS(3)        CLASS(3)        CLASS(3)        CLASS(3)        CLASS(3)        CLASS(3)
--------------------------------------------------------------------------------------------------------------
GARTMORE LONG
SHORT EQUITY
PLUS FUND -
Before Taxes .         -16.68%         -16.68%          12.14%          12.14%          12.14%          12.14%
--------------------------------------------------------------------------------------------------------------
GARTMORE LONG-
SHORT EQUITY
PLUS FUND -
After Taxes on
Distributions.         -16.68%         -16.68%           8.16%           8.16%           8.16%           8.16%
--------------------------------------------------------------------------------------------------------------
GARTMORE LONG
SHORT EQUITY
PLUS FUND -
After Taxes on
Distributions
and Sale of
Shares . . . .         -10.24%         -10.24%           9.25%           9.25%           9.25%           9.25%
--------------------------------------------------------------------------------------------------------------

1 The Fund's predecessor Fund, the Montgomery Partners Long-Short Equity Plus Fund, commenced operations for its Class C shares and Class R shares on December 31, 1997, and commenced operations for its Class A shares and Class B shares on October 31, 2001. As of June 23, 2003, the Gartmore Long-Short Equity Plus Fund (which previously had not commenced operations) acquired all the assets, subject to stated liabilities, of the Montgomery Partners Long-Short Equity Plus Fund. At that time the Gartmore Long-Short Equity Plus Fund took on the performance of the Montgomery Partners
     Long-Short  Equity  Plus  Fund.
2 These returns through October 31, 2001, are based on the performance of the Fund's predecessor's Class R shares which was achieved prior to the creation of Class A and Class B shares. In addition, these returns from November 1, 2001 through December 31, 2002, are based on the performance of the Fund's predecessor's Class A and Class B shares, respectively. Excluding the effects of any fee waivers or reimbursements, Class R shares' average annual total returns are similar to what Class A and Class B shares would have produced because Class A and Class B shares invest in the same portfolio of securities as Class R shares and Class A shares had the same expenses after waivers. For Class A and Class B shares, these returns have been restated for sales charges, but Class B shares do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class B shares would have been lower.
3 These returns through December 31, 2002, are based on the performance of the Fund's predecessor Class R shares which was achieved prior to the creation of Institutional Service Class and Institutional Class shares and do not reflect the lower expenses of the Institutional Service Class and Institutional Class shares. Excluding the effects of any fee waivers or reimbursements, Class R shares' average annual total returns are similar to what Institutional Service Class and Institutional Class shares would have produced because Institutional Service Class and Institutional Class shares invest in the same portfolio of securities as Class R shares.

--------------------------------------------------------------------------------

                                     1                                    SINCE
                                    YEAR                                INCEPTION(1)
-----------------------------------------------------------------------------------------------------
                                INSTITUTIONAL                           INSTITUTIONAL
                        CLASS      SERVICE      INSTITUTIONAL   CLASS      SERVICE      INSTITUTIONAL
FUND                      A         CLASS           CLASS         A         CLASS           CLASS
------------------------------------------------------------------------------------------------------
GARTMORE MORLEY
ENHANCED INCOME
FUND -
Before Taxes . . . . .  -1.79%           2.06%           2.32%   1.90%           3.25%           3.49%
------------------------------------------------------------------------------------------------------
GARTMORE MORLEY
ENHANCED INCOME
FUND -
After Taxes on
Distributions. . . . .  -3.21%           0.57%           0.73%   0.01%           1.29%           1.41%
------------------------------------------------------------------------------------------------------
GARTMORE MORLEY
ENHANCED INCOME
FUND -
After Taxes on
Distributions and Sale
of Shares. . . . . . .  -1.27%           1.23%           1.39%   0.58%           1.63%           1.77%
------------------------------------------------------------------------------------------------------

---------------
1    The  Fund  commenced  operations  December  29,  1999.

Gartmore Money Market Fund and Gartmore Morley Capital Accumulation Fund are shown before taxes only.

                         1                                   5                             10
                        YEAR                               YEARS                          YEARS
---------------------------------------------------------------------------------------------------------------------
               PRIME   SERVICE   INSTITUTIONAL    PRIME   SERVICE   INSTITUTIONAL    PRIME   SERVICE   INSTITUTIONAL
FUND          SHARES   CLASS(1)     CLASS(1)     SHARES   CLASS(1)     CLASS(1)     SHARES   CLASS(1)     CLASS(1)
---------------------------------------------------------------------------------------------------------------------
GARTMORE
MONEY MARKET
FUND . . . .    1.00%     0.92%           1.10%    3.74%     3.65%           3.77%    4.15%     4.10%           4.16%
---------------------------------------------------------------------------------------------------------------------

---------------
1 These returns through May 11, 1998 include performance of the Fund's predecessor fund, which was achieved prior to the creation of the Fund and which is the same as the performance shown for the Prime shares. In addition, the returns for the Service Class and Institutional Class shares include performance of the Prime shares from May 11, 1998 through January 4, 1999 for Service Class shares and through December 13, 2001 for
     Institutional Class shares. Excluding the effects of any fee waivers or reimbursements, Prime shares' average annual total returns are substantially similar to what Service Class and Institutional Class shares would have produced because Service Class and Institutional Class shares invest in the same portfolio of securities as Prime shares. For Service Class shares, these returns do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Service Class shares would have been lower. The Institutional Class share returns do not reflect the lower expenses applicable to such shares.

                                  1                                        SINCE
                                 YEAR                                    INCEPTION(1)
---------------------------------------------------------------------------------------------------
               CLASS     SERVICE     INSTITUTIONAL    IRA    CLASS   SERVICE   INSTITUTIONAL    IRA
FUND            A(2)      CLASS          CLASS       CLASS    A(2)    CLASS        CLASS       CLASS
-----------------------------------------------------------------------------------------------------
GARTMORE
MORLEY
CAPITAL
ACCUMUL-ATION
FUND -
Before
Taxes . . . .    0.63         3.82%           4.19%   3.75%    4.16     4.93%           5.34%   4.91%
-----------------------------------------------------------------------------------------------------

-------------------
1 The Service Class, IRA Class and Institutional Class commenced operations on February 1, 1999. The Class A shares commenced operations on or about June 2, 2003.
2 These returns through April 30, 2003 are based on the performance of the IRA Class shares, which was achieved prior to the creation of Class A shares. Excluding the effects of any fee waivers or reimbursements, IRA Class shares' average annual total returns are similar to what Class A shares would have produced because Class A shares will invest in the same portfolio of securities as IRA Class shares. The returns for Class A shares have been restated for sales charges, but do not reflect the additional fees applicable to such shares; if these were reflected, the annual returns for Class A shares would have been lower.

     The Gartmore Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Government Bond Fund, Gartmore Morley Capital Accumulation Fund, Gartmore Morley Enhanced Income Fund and the Gartmore High Yield Bond Fund may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, assuming reinvestment of all dividends and distributions. This yield formula uses the average daily number of shares outstanding during the period that were entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The effect of sales charges are not reflected in the calculation of the yields, therefore, a shareholders actual yield may be less.

                                       30-DAY YIELDS FOR THE PERIOD
                                           ENDED APRIL 30, 2003
-------------------------------------------------------------------------------
FUND                            CLASS A             CLASS B   CLASS C   CLASS D
-------------------------------------------------------------------------------
GARTMORE TAX-FREE
INCOME FUND . . . .                          4.25%     3.69%     3.69%     4.56%
-------------------------------------------------------------------------------
GARTMORE GOVERNMENT
BOND FUND
                                             3.74%     3.27%     3.25%     4.04%
-------------------------------------------------------------------------------


                                       30-DAY YIELDS FOR THE PERIOD
                                          ENDED APRIL 30, 2003
-----------------------------------------------------------------------------------------------
                                                                                  INSTITUTIONAL
FUND                                      CLASS A             CLASS B   CLASS C   SERVICE CLASS
-----------------------------------------------------------------------------------------------
GARTMORE HIGH YIELD BOND FUND             8.65%              7.92%     7.87%        8.88%
-----------------------------  -----------------------------  --------  --------  --------------


                                       30-DAY YIELDS FOR THE PERIOD
                                           ENDED APRIL 30, 2003
------------------------------------------------------------------------------
                                    SERVICE             INSTITUTIONAL    IRA
FUND                                 CLASS                  CLASS       CLASS
------------------------------------------------------------------------------
GARTMORE MORLEY CAPITAL
ACCUMULATION FUND . . .                 3.01%               3.38%   2.94%
------------------------------------------------------------------------------


                                       30-DAY YIELDS FOR THE PERIOD
                                            ENDED APRIL 30, 2003
---------------------------------------------------------------------------------------
                                      CLASS              INSTITUTIONAL   INSTITUTIONAL
FUND                                    A                SERVICE CLASS       CLASS
---------------------------------------------------------------------------------------
GARTMORE MORLEY ENHANCED
INCOME FUND. . . . . . .                   3.51%              3.56%           3.83%
----------------------------------------------------------------------------------------


     The Gartmore Tax-Free Income Fund may also advertise a tax equivalent yield computed by dividing that portion of the uniformly calculated yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. Assuming a tax rate of 39.1%, the tax equivalent yields for the Gartmore Tax-Free Income Fund for the 30-day period ended April 30, 2003 were 6.54% for Class A shares, 5.68% for Class B shares, 5.68% for Class C shares, and 7.02% for Class D shares.

     The other funds of the Trust for which GMF will serve as investment adviser had not yet begun operations as of October 31, 2002.

NONSTANDARD  RETURNS

     The Funds may also choose to show nonstandard returns including total return, and simple average total return. Nonstandard returns may or may not reflect reinvestment of all dividends and capital gains; in addition, sales charge assumptions will vary. Sales charge percentages decrease as amounts invested increase as outlined in the prospectus; therefore, returns increase as sales charges decrease.

     Total return represents the cumulative percentage change in the value of an investment over time, calculated by subtracting the initial investment from the redeemable value and dividing the result by the amount of the initial investment. The simple average total return is calculated by dividing total return by the number of years in the period, and unlike average annual (compound) total return, does not reflect compounding.

RANKINGS  AND  RATINGS  IN  FINANCIAL  PUBLICATIONS

     The Funds may report their performance relative to other mutual funds or investments. The performance comparisons are made to: other mutual funds with similar objectives; other mutual funds with different objectives; or, to other sectors of the economy. Other investments which the Funds may be compared to include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; market indexes; fixed-rate, insured bank CDs, bank money market deposit accounts and passbook savings; and the Consumer Price Index.

     Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, Schabaker Investment Management, Kanon Bloch Carre & Co.; magazines such as Money, Fortune, Forbes, Kiplinger's Personal Finance Magazine, Smart Money, Mutual Funds, Worth, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report; and other publications such as The Wall Street Journal, Barron's, Investor's Business Daily, Standard & Poor's Outlook and, Columbus Dispatch. The rankings may or may not include the effects of sales charges.

                             ADDITIONAL INFORMATION

DESCRIPTION  OF  SHARES

     The Trust presently offers the following 45 series of shares of beneficial interest, without par value and with the various classes listed:


SERIES                                                    SHARE CLASSES
-------------------------------------------------------------------------------------
Gartmore Asia Pacific. . . . . . . . . . .  Class A, Class B, Class C, Institutional
   Leaders Fund                                  Service Class
Gartmore Bond Fund . . . . . . . . . . . .  Class A, Class B, Class C, Class D,
                                                 Class X, Class Y
Gartmore Convertible Fund. . . . . . . . .  Class A, Class B, Class C, Institutional
                                                 Service Class, Institutional Class
Gartmore Emerging Markets Fund . . . . . .  Class A, Class B, Class C, Institutional
                                                 Service Class
Gartmore European Leaders Fund . . . . . .  Class A, Class B, Class C, Institutional
                                                 Service Class
Gartmore Global Financial. . . . . . . . .  Class A, Class B, Class C, Institutional
   Services Fund                                 Service Class
Gartmore Global Health . . . . . . . . . .  Class A, Class B, Class C, Institutional
   Sciences Fund                                 Service Class
Gartmore Global Small. . . . . . . . . . .  Class A, Class B, Institutional Service
   Companies Fund. . . . . . . . . . . . .  Class
Gartmore Global Technology and . . . . . .  Class A, Class B, Class C, Institutional
Communications Fund. . . . . . . . . . . .  Service Class
Gartmore Global Utilities Fund . . . . . .  Class A, Class B, Class C, Institutional
                                            Service Class
Gartmore Government Bond Fund. . . . . . .  Class A, Class B, Class C, Class D,
                                            Class X, Class Y
Gartmore Growth Fund . . . . . . . . . . .  Class A, Class B, Class C, Class D,
                                            Institutional Service Class
Gartmore High Yield Bond Fund. . . . . . .  Class A, Class B, Class C, Institutional
                                            Service Class
Gartmore International . . . . . . . . . .  Class A, Class B, Class C, Institutional
   Growth Fund . . . . . . . . . . . . . .  Service Class
Gartmore International Small . . . . . . .  Class A, Class B, Class C, Institutional
   Cap Growth Fund . . . . . . . . . . . .  Service Class, Institutional Class
Gartmore Investor Destinations . . . . . .  Class A, Class B, Class C, Service Class
   Aggressive Fund
Gartmore Investor Destinations Moderately.  Class A, Class B, Class C, Service Class
   Aggressive Fund
Gartmore Investor Destinations . . . . . .  Class A, Class B, Class C, Service Class
   Moderate Fund
Gartmore Investor Destinations Moderately.  Class A, Class B, Class C, Service Class
   Conservative Fund
Gartmore Investor Destinations . . . . . .  Class A, Class B, Class C, Service Class
   Conservative Fund
Gartmore Large Cap Value Fund. . . . . . .  Class A, Class B, Class C, Institutional
                                            Service Class
Gartmore Long-Short Equity Plus Fund . . .  Class A, Class B, Class C, Institutional
                                            Service Class, Institutional Class
Gartmore Micro Cap Equity Fund . . . . . .  Class A, Class B, Class C, Institutional
                                            Service Class, Institutional Class
Gartmore Mid Cap Growth Fund . . . . . . .  Class A, Class B, Class C, Institutional
                                            Service Class, Institutional Class
Gartmore Millennium Growth Fund. . . . . .  Class A, Class B, Class C, Class D,
                                            Institutional Service Class
Gartmore Money Market Fund . . . . . . . .  Service Class, Prime Shares, Class C,
                                            Institutional Class
Gartmore Morley Capital. . . . . . . . . .  Class A, Service Class, Institutional
   Accumulation Fund . . . . . . . . . . .  Class, IRA Class
Gartmore Morley Enhanced . . . . . . . . .  Class A, Institutional Service Class,
   Income Fund . . . . . . . . . . . . . .  Institutional Class
Gartmore Nationwide Fund . . . . . . . . .  Class A, Class B, Class C, Class D,
   (formerly Gartmore Total Return Fund) .  Institutional Service Class
Gartmore Nationwide Leaders Fund . . . . .  Class A, Class B, Class C, Institutional
                                            Service Class
Gartmore OTC Fund. . . . . . . . . . . . .  Class A, Class B, Class C
Gartmore Nationwide Principal. . . . . . .  Class A, Class B, Class C
   Protected Fund
Gartmore Tax-Free Income Fund. . . . . . .  Class A, Class B, Class C, Class D,
                                            Class X, Class Y
Gartmore U.S. Growth Leaders Fund. . . . .  Class A, Class B, Class C, Institutional
                                            Service Class
Gartmore Value Opportunities Fund. . . . .  Class A, Class B, Class C, Institutional
                                            Service Class
Gartmore Worldwide Leaders Fund. . . . . .  Class A, Class B, Class C, Institutional
                                            Service Class
Nationwide Bond Index Fund . . . . . . . .  Class A, Class B, Class C,
                                            Institutional Class
Nationwide Growth Focus Fund . . . . . . .  Class A, Class B, Institutional
                                            Service Class
Nationwide International Index Fund. . . .  Class A, Class B, Class C,
                                            Institutional Class
Nationwide Large Cap Growth Fund . . . . .  Class A, Class B, Class C, Institutional
                                            Service Class
Nationwide Mid Cap Market. . . . . . . . .  Class A, Class B, Class C,
   Index Fund. . . . . . . . . . . . . . .  Institutional Class
Nationwide S&P 500 Index Fund. . . . . . .  Class A, Class B, Class C, Service Class,
                                            Institutional Service Class, Local
                                            Fund Shares, Institutional Class
Nationwide Small Cap Fund. . . . . . . . .  Class A, Class B, Class C, Institutional
                                            Service Class
Nationwide Small Cap Index Fund. . . . . .  Class A, Class B, Class C,
                                            Institutional Class
NorthPointe Small Cap Value Fund . . . . .  Institutional Class

     You have an interest only in the assets of the Fund whose shares you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING  RIGHTS

     Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any fractional share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to amend the Declaration of Trust, the Investment Advisory Agreement, fundamental investment objectives, investment policies and investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, the change of investment objectives, policies and restrictions or the approval of an Investment Advisory Agreement, the right to vote is limited to the holders of shares of the particular fund affected by the proposal. In addition, holders of shares subject to a Rule 12b-1 fee will vote as a class and not with holders of any other class with respect to the approval of the Distribution Plan.

     To the extent that such a meeting is not required, the Trust does not intend to have an annual or special meeting of shareholders. The Trust has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Trust and the Trust will assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

     ADDITIONAL  GENERAL  TAX  INFORMATION  FOR  ALL  FUNDS

     THE INFORMATION DISCUSSED IN THIS SECTION APPLIES GENERALLY TO ALL OF THE FUNDS, BUT IS SUPPLEMENTED OR MODIFIED IN ADDITIONAL SEPARATE SECTIONS THAT ARE PROVIDED BELOW FOR GARTMORE TAX-FREE INCOME FUND, GARTMORE MONEY MARKET FUND AND INVESTOR DESTINATIONS FUNDS.

BUYING  A  DIVIDEND

     If you invest in a Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution, and you will in effect receive some of your investment back, but in the form of a taxable distribution.

MULTI-CLASS  FUNDS

     Funds with multiple classes of shares calculate dividends and capital gain distributions the same way for each class. The amount of any dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) and administrative services fees applicable to each class.

DISTRIBUTIONS  OF  NET  INVESTMENT  INCOME

     Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

DISTRIBUTIONS  OF  CAPITAL  GAIN

     A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

DISTRIBUTIONS  OF  FIVE-YEAR  GAIN

     If you are in the 10 or 15% individual income tax bracket, capital gain distributions are generally subject to a maximum rate of tax of 10%. However, if you receive distributions from a Fund's sale of securities held for more than five years, these gains are subject to a maximum rate of tax of 8%. The Fund will inform you in January of the portion of any capital gain distributions you received for the previous year that were five-year gains qualifying for this reduced tax rate.

     If you are in a higher individual income tax bracket (for example, the 25%, 28%, 33% or 35% bracket when these brackets are fully phased-in in the year
2006), capital gain distributions are generally subject to a maximum rate of tax of 20%. Beginning in the year 2006, any distributions from a Fund's sale of securities purchased after January 1, 2001 and held for more than five years will be subject to a maximum rate of tax of 18%.

EFFECT  OF  FOREIGN  INVESTMENTS  ON  DISTRIBUTIONS

     Most foreign exchange gain realized by a Fund on the sale of debt securities is treated as ordinary income. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis is taxable as a capital gain.

     Certain Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from these securities. This, in turn, could reduce ordinary income distributions to you. If more than 50% of such a Fund's total assets at the end of the fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. In that case, you will be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

INFORMATION  ON  THE  AMOUNT  AND  TAX  CHARACTER  OF  DISTRIBUTIONS

     Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of its tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December but paid in January are taxable to you as if they were paid in December.

ELECTION  TO  BE  TAXED  AS  A  REGULATED  INVESTMENT  COMPANY

     Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Trust's Board of Trustees reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

EXCISE  TAX  DISTRIBUTION  REQUIREMENTS

     To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION  OF  FUND  SHARES

     Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Gartmore Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.


REDEMPTIONS  AT  A  LOSS  WITHIN  SIX  MONTHS  OF  PURCHASE

     Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares.
WASH  SALES

     All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

REDEMPTIONS  AND  FIVE-YEAR  GAIN

If you are in the 10 or 15% individual income tax bracket, gains from the sale of your Fund shares are generally subject to a maximum rate of tax of 10%. However, if you have held your shares for more than five years, these gains are subject to a maximum rate of tax of 8%.

     If you are in a higher individual income tax bracket (for example, the 25%, 28%, 33% or 35% bracket when these brackets are fully phased-in in the year
2006), you are generally subject to a maximum rate of tax of 20%. Beginning in the year 2006, any gains from the sale of Fund shares purchased after January 1, 2001 and held for more than five years (or for which you made an election to mark to market as of January 2, 2001 and hold until 2006) will be subject to a maximum rate of tax of 18%.

DEFERRAL  OF  BASIS

     If a sales charge was imposed on your purchase of shares of a Fund and you redeem some or all of the shares and then reinvest the sales proceeds in shares of the same Fund or another Gartmore Fund within 30 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. The IRS will require you to report any gain or loss on the redemption of your original shares in a Fund and in reporting this gain or loss, all or a portion of the sales charge that you paid for your original shares will be excluded from your tax basis in the shares sold and will be added to your tax basis in the new shares.

U.S.  GOVERNMENT  SECURITIES

     The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

DIVIDENDS-RECEIVED  DEDUCTION  FOR  CORPORATIONS

     If you are a corporate shareholder, a percentage of the dividends paid by certain Funds for the most recent fiscal year qualified for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund's income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.

INVESTMENT  IN  COMPLEX  SECURITIES

     A Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by the Fund.

NON-U.S.  INVESTORS

     Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

BACKUP  WITHHOLDING

     By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 30% for calendar year 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

ADDITIONAL  TAX  INFORMATION  WITH  RESPECT  TO  GARTMORE  TAX-FREE  INCOME FUND

     The tax information described in "Additional General Tax Information for All Funds" above applies to the Gartmore Tax-Free Income Fund, except as noted in this section.

EXEMPT-INTEREST  DIVIDENDS

     By meeting certain requirements of the Code, the Fund qualifies to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam), they also may be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

DIVIDENDS  FROM  TAXABLE  INCOME

     The Fund may earn taxable income from many sources, including income from temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. Any distributions by the Fund from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

INFORMATION  ON  THE  AMOUNT  AND  TAX  CHARACTER  OF  DISTRIBUTIONS

     The Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in December but paid in January are taxed to you as if made in December.

REDEMPTION  AT  A  LOSS  WITHIN  SIX  MONTHS  OF  PURCHASE

     Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

DIVIDENDS-RECEIVED  DEDUCTION  FOR  CORPORATIONS

     Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

ALTERNATIVE  MINIMUM  TAX

     Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Fund.

TREATMENT  OF  INTEREST  ON  DEBT  INCURRED  TO  HOLD  FUND  SHARES

     Interest on debt you incur to buy or hold Fund shares may not be deductible for federal income tax purposes.

LOSS  OF  STATUS  OF  SECURITIES  AS  TAX-EXEMPT

     Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

ADDITIONAL  TAX  INFORMATION  WITH  RESPECT  TO  MONEY  MARKET  FUND

     The tax information described in "Additional General Tax Information for All Funds" above applies to the Money Market Fund, except as noted in this section.

DISTRIBUTIONS  OF  NET  INVESTMENT  INCOME

     The Fund typically pays dividends from its daily net income each day that its net asset value is calculated. The Fund's daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable $1 share price), less the estimated expenses of the Fund. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

DISTRIBUTIONS  OF  CAPITAL  GAIN

     The Fund may derive capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Because the Fund is a money fund, it is not expected to realize any long-term capital gain.

MAINTAINING  A  $1  SHARE  PRICE

     Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust distributions to maintain its $1 share price. These procedures may result in under- or over-distributions by the Fund of its net investment income.

REDEMPTION  OF  FUND  SHARES

     Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Because the Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale or exchange of your shares. For tax purposes, an exchange of your Fund shares for shares of a different Gartmore Fund is the same as a sale.

DIVIDENDS-RECEIVED  DEDUCTION  FOR  CORPORATIONS

     Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

ADDITIONAL  INFORMATION  FOR  THE  INVESTOR  DESTINATIONS  FUNDS

     Each of the Investor Destinations Funds invests in one or more Underlying Funds. The tax consequences of investment in an Investor Destinations Fund are generally the same as the consequences of investment in a non-Investor Destinations Fund, except as noted below.

DISTRIBUTIONS  OF  NET  INVESTMENT  INCOME

     An Investor Destinations Fund's income consists of dividends it receives from the Underlying Funds, less the estimated expenses of the Investor Destinations Fund. Any distributions by an Investor Destinations Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or additional shares.

DISTRIBUTIONS  OF  CAPITAL  GAIN

     An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities. Any net capital gains may be distributed to an Investor Destinations Fund as capital gain distributions. An Investor Destinations Fund may also derive capital gains and losses in connection with sales of shares of the Underlying Funds. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in an Investor Destinations Fund. Capital gain will be distributed by an Investor Destinations Fund once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Investor Destinations Fund.

DISTRIBUTIONS  OF  FIVE-YEAR  GAIN

     If you are in the 10 or 15% individual income tax bracket, capital gain distributions resulting from an Underlying Fund's sale of securities that are distributed to an Investor Destinations Fund and, in turn, to you are generally subject to a maximum rate of tax of 10%. However, if you receive distributions resulting from an Underlying Fund's sale of securities held for more than five years and distributed to an Investor Destinations Fund and, in turn, to you, these gains are subject to a maximum rate of tax of 8%. The Investor Destinations Fund will inform you in January of the portion of any capital gain distributions you received for the previous year that were five-year gains qualifying for this reduced tax rate.

     If you are in a higher individual income tax bracket (for example, the 25%, 28%, 33% or 35% bracket when these brackets are fully phased-in in the year
2006), capital gain distributions resulting from an Underlying Fund's sale of securities that are distributed to an Investor Destinations Fund and, in turn, to you are generally subject to a maximum rate of tax of 20%. Beginning in the year 2006, any distributions from an Underlying Fund's sale of securities purchased after January 1, 2001 and held for more than five years that are distributed to an Investor Destinations Fund and, in turn, to you will be subject to a maximum rate of tax of 18%.

EFFECT  OF  FOREIGN  INVESTMENTS  ON  DISTRIBUTIONS

     Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by an Underlying Fund. Similarly, foreign exchange loss realized on the sale of debt securities by an Underlying Fund generally is treated as ordinary loss. This gain when distributed will be taxable to the Investor Destinations Fund as ordinary income, and any loss will reduce an Underlying Fund's ordinary income otherwise available for distribution to the Investor Destinations Fund. This treatment could increase or decrease an Underlying Fund's ordinary income distributions to an Investor Destinations Fund and, in turn, to you, and may cause some or all of the Underlying Fund's previously distributed income to be classified as a return of capital to the Investor Destinations Fund. A return of capital generally is not taxable to an Investor Destinations Fund, but reduces the Investor Destinations Fund's tax basis in its shares of the Underlying Fund. Any return of capital in excess of the Investor Destinations Fund's tax basis is taxable to the Investor Destinations Fund as a capital gain.

     Certain Underlying Funds may be subject to foreign withholding taxes on income from certain foreign securities. This could reduce such an Underlying Fund's ordinary income distributions to an Investor Destinations Fund and, in turn, to you.

U.S.  GOVERNMENT  SECURITIES

     The income earned on certain U.S. government securities is generally exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by an Investor Destinations Fund. Dividends paid by an Investor Destinations Fund may not be exempt from state and local taxes in certain states when the Investor Destinations Fund invests in U.S. government securities only indirectly by investing in an Underlying Fund.

INVESTMENT  IN  COMPLEX  SECURITIES

     Certain Underlying Funds may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Underlying Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Underlying Fund (possibly causing the Underlying Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Underlying Fund's ability to recognize a loss, and, in limited cases, subject the Underlying Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing and tax character of income distributed by an Underlying Fund to an Investor Destinations Fund and, in turn, to you.

                               MAJOR SHAREHOLDERS

     As of July 7, 2003, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of the Trust.

     As of July 7, 2003, the following shareholders held five percent or greater of the shares of a class of a Fund:




                                                               PERCENT OF THE
                                                                CLASS TOTAL
                                                               ASSETS HELD BY
FUND/CLASS                                   NO. OF SHARES    THE SHAREHOLDER

GARTMORE BOND FUND - CLASS A
NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .        245040.014                     22.74%

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .        231229.656                     21.45%

FISERV SECURITIES INC
FAO 65633283
2005 MARKET STREET SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA PA  19103 . . . . . . . . . .        108503.434                     10.07%

GARTMORE BOND FUND - CLASS B
BEATRICE BERGER
670 APPLE ST
RED HILL PA  180761355 . . . . . . . . . .         24212.674                      6.13%

GARTMORE BOND FUND - CLASS C
ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND OH  44805. . . . . . . . . . . . .          5936.514                     22.76%

DAVID F RICHMOND
GLENNA M RICHMOND
114 OLD GRANDVIEW RD
BEAVER WV  25813
                                                    3952.786                     15.16%
RAYMOND JAMES ASSOC INC
FBO WHITE CE TR
880 CARILLON PKWY
ST PETERSBURG FL  33716. . . . . . . . . .          2288.012                      8.77%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . .          1928.082                      7.39%

DONNA J GARST
718 WARREN AVE
BELPRE OH  45714 . . . . . . . . . . . . .          1657.285                      6.35%

GARTMORE BOND FUND - CLASS D
NATIONWIDE LIFE INSURANCE COMPANY
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .       5904895.866                     41.88%

GARTMORE EMERGING MARKETS FUND -
   CLASS A
NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .        376576.789                     63.24%

GARTMORE GLOBAL ASSET MANAGEMENT INC
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA  194282436 . . . . . . . .        166904.046                     28.03%

GARTMORE EMERGING MARKETS FUND -
   CLASS B
GARTMORE GLOBAL ASSET MANAGEMENT INC
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA  194282436 . . . . . . . .         166776.43                     87.58%

GARTMORE EMERGING MARKETS FUND -
   CLASS C
GREGORY G BOLING
4309 AYLESBURY DR
KNOXVILLE TN  379187041. . . . . . . . . .          1202.241                     54.97%

IRA M FOWLER
632 OLD AUGUSTA RD
GREENVILLE SC  29605 . . . . . . . . . . .           323.919                     14.81%

MARGARET CHIN
WING Y CHIN
8204 GONDOLA DR
ORLANDO FL  32809. . . . . . . . . . . . .           287.246                     13.13%

GARTMORE EMERGING MARKETS FUND
- INSTITUTIONAL SERVICE CLASS
GARTMORE GLOBAL ASSET MANAGEMENT INC
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA  194282436 . . . . . . . .         167072.74                    100.00%

GARTMORE GLOBAL FINANCIAL SERVICES FUND
- INSTITUTIONAL SERVICE CLASS
NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . .         75251.083                    100.00%

GARTMORE GLOBAL FINANCIAL SERVICES FUND
- CLASS A
NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . .         75192.189                     94.54%

GARTMORE GLOBAL FINANCIAL SERVICE FUND
- CLASS B
NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . .         75019.832                     96.82%

GARTMORE GLOBAL FINANCIAL SERVICE FUND
- CLASS C
NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . .         75019.832                     99.71%

GARTMORE GLOBAL HEALTH SCIENCES FUND
- CLASS A
NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .        123499.285                     38.94%

GARTMORE GLOBAL ASSET MANAGEMENT INC
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA  194282436 . . . . . . . .         83414.562                     26.30%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . .         46958.155                     14.80%

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .         19011.006                      5.99%

GARTMORE GLOBAL HEALTH SCIENCES FUND
- CLASS C
FIRST CLEARING CORPORATION
A C 8594-1847
169 EAST 69TH STREET APT 9D
FCC AS CUSTODIAN
NY NY  100215163 . . . . . . . . . . . . .          7373.563                     46.83%

AG EDWARDS & SONS INC FBO
BYRON S DELMAN TTEE
ONE NORTH JEFFERSON
SAINT LOUIS MO  631032287. . . . . . . . .          7115.265                     45.19%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . .          1257.189                      7.98%

GARTMORE GLOBAL TECHNOLOGY &
COMMUNICAITONS FUND - CLASS C
ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND OH  44805. . . . . . . . . . . . .          1890.278                     23.76%

STEPHENS INC FBO
39354905
111 CENTER STREET
LITTLE ROCK AR  72201. . . . . . . . . . .          1587.302                     19.95%

JOHN S SHERRICK
ANNA L SHERRICK
1080 U S 250 N
ASHLAND OH  448059474. . . . . . . . . . .           766.504                      9.63%

EDYTA RYJEWSKI
MATTHEW G RYJEWSKI
908 N WATERFORD LN
WILMINGTON DE  19808 . . . . . . . . . . .           721.732                      9.07%

EDYTA RYJEWSKI
EMILIA M RYJEWSKI
908 N WATERFORD LN
WILMINGTON DE  19808 . . . . . . . . . . .           721.732                      9.07%

IRA M FOWLER
632 OLD AUGUSTA RD
GREENVILLE SC  29605 . . . . . . . . . . .           595.339                      7.48%

JON E HACKELTON
3605 ROCHDALE LN
KNOXVILLE TN  37931. . . . . . . . . . . .           479.133                      6.02%

GARTMORE GLOBAL UTILITIES FUND
- INSTITUTIONAL SERVICE CLASS
NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . .          76219.66                    100.00%

GARTMORE GLOBAL UTILITIES FUND -
   CLASS A
NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . .         76022.343                     96.38%

GARTMORE GLOBAL UTILITIES FUND -
   CLASS B
NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . .         75573.167                     99.46%

GARTMORE GLOBAL UTILITIES FUND -
   CLASS C
NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . .         75572.408                    100.00%

GARTMORE GOVERNMENT BOND FUND -
    CLASS A
NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 1
1200 RIVER RD
CONSHOHOCKEN PA  19428 . . . . . . . . . .       3157751.925                     60.44%

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .       1359716.765                     26.02%

GARTMORE GOVERNMENT BOND FUND -
   CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . .         88960.721                     49.87%

JOYCE L RICE
ROSILAND KNIGHT
4434 CATAMOUNT DR
LILBURN GA  30047. . . . . . . . . . . . .         17296.629                      9.70%

JOYCE L RICE
ROSILAND KNIGHT
4434 CATAMOUNT DR
LILBURN GA  30047. . . . . . . . . . . . .         17227.957                      9.66%

GARTMORE GOVERNMENT BOND FUND -
   CLASS D
NATIONWIDE LIFE INSURANCE COMPANY
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .      10509315.772                     65.15%

GARTMORE GROWTH FUND
- INSTITUTIONAL SERVICE CLASS
NATIONWIDE LIFE INSURANCE COMPANY
QPVA- EISP
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .      12521599.129                   100.00%

GARTMORE GROWTH FUND - CLASS A
NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .        197635.865                    17.91%

GARTMORE GROWTH FUND - CLASS C
ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND OH  44805. . . . . . . . . . . . .          7473.617                    43.04%

JERRI JO TARANTINO
AGOSTINO TARANTINO
6116 PEPPERGRASS CT
WESTERVILLE OH  43082. . . . . . . . . . .          1534.381                      8.84%

MICHAEL T EMMONS
TAYLOR WILLIAM EMMONS TRUST
23 BRIDGTON RD
C/O MARY TALIENTO
WESTBROOK ME  04092. . . . . . . . . . . .          1089.325                      6.27%

GARTMORE GROWTH FUND - CLASS D
NATIONWIDE LIFE INSURANCE COMPANY
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .       3082674.895                      7.69%

GARTMORE HIGH YIELD BOND FUND
- INSTITUTIONAL SERVICE CLASS
NATIONWIDE LIFE INSURANCE COMPANY
INVESTMENT ACCOUNTING
NATIONWIDE PLAZA 1 32ND FLOOR
ATTN PAM SMITH
COLUMBUS OH  43218 . . . . . . . . . . . .      15030092.612                      99.39%

GARTMORE HIGH YIELD BOND FUND -
   CLASS A
NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .        538600.221                     56.98%

WILLIAM R WEBER
665 HOPKINS RD
WILIAMSVILLE NY  142212435 . . . . . . . .         77523.141                      8.20%

GARTMORE HIGH YIELD BOND FUND -
   CLASS B
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . .         21711.282                     21.97%

FIRST CLEARING CORPORATION
A C 8706-6018
713 E 11TH ST
SAND SPRINGS OK  740638928 . . . . . . . .          16103.06                     16.30%

LINDA LISBOA
2553 WILLOWSPRING CT
CINCINNATI OH  452311166 . . . . . . . . .         10182.582                     10.31%

MICHAEL JAMES OKAL
9 CLOVERSIDE DR
LANCASTER NY  140862907. . . . . . . . . .          7897.875                      7.99%

AG EDWARDS SONS INC FBO
MARRIANNE B MARTIN TTEE
ONE NORTH JEFFERSON
A C 0829-006529
ST LOUIS MO  631032287 . . . . . . . . . .          7360.387                      7.45%

MARGARET M OKAL
9 CLOVERSIDE DR
LANCASTER NY  140862907. . . . . . . . . .          5638.133                      5.71%

GARTMORE HIGH YIELD BOND FUND -
   CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . .         248438.77                     80.83%

AG EDWARDS SONS INC FBO
IVORYTON CONGREGATIONAL
ONE NORTH JEFFERSON
A C 0234-216937
ST LOUIS MO  631032287 . . . . . . . . . .         33713.327                     10.97%

GARTMORE INTERNATIONAL GROWTH FUND -
   CLASS A
GARTMORE GLOBAL ASSET MANAGEMENT INC
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA  194282436 . . . . . . . .          333333.3                     87.39%

GARTMORE INTERNATIONAL GROWTH FUND -
   CLASS B
GARTMORE GLOBAL ASSET MANAGEMENT INC
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA  194282436 . . . . . . . .          333333.3                     96.08%

GARTMORE INTERNATIONAL GROWTH FUND -
   CLASS C
GRACE A DIPPEL
12601 ENCINO DR
MANCHACA TX  78652 . . . . . . . . . . . .          1025.286                     44.43%

TOD J SAMUELS
13202 TURKEY ROOST DR
MANCHACA TX  786523068 . . . . . . . . . .           536.401                     23.25%

DAVID E LEWIS
301 WEST POINTE DR
SPARTANBURG SC  29301. . . . . . . . . . .           248.027                     10.75%

SHARON L SHIRES
7255 SCARLET OAK DR
ROANOKE VA  24019. . . . . . . . . . . . .           215.249                      9.33%

SANDRA S REYES
JOSE A REYES
PO BOX 17081
AUSTIN TX  78760 . . . . . . . . . . . . .           151.976                      6.59%

MICHAEL L DICHAZI JR
JENNIFER L DICHAZI
138 TERA MANOR
WINTERSVILLE OH  43953 . . . . . . . . . .           127.226                      5.51%

GARTMORE INTERNATIONAL GROWTH FUND
- INSTITUTIONAL SERVICE CLASS
GARTMORE GLOBAL ASSET MANAGEMENT INC
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA  194282436 . . . . . . . .          333333.4                    100.00%

GARTMORE INTERNATIONAL SMALL CAP
GROWTH FUND - CLASS C
DENNIS PFEFFENBERGER
NICHOLAS L PFEFFENBERGER
1113 NEIL AVE
SAINT MARYS OH  45885. . . . . . . . . . .           195.442                     36.42%

DENNIS PFEFFENBERGER
AARON M PFEFFENBERGER
1113 NEIL AVE
SAINT MARYS OH  45885. . . . . . . . . . .           175.835                     32.77%

JEAN B NEWTON
25 WELLINGTON CT
FRANKLINTON NC  27525. . . . . . . . . . .            70.125                     13.07%

DEBBIE DUGGER
11005 RIVER PLANTATION DR
AUSTIN TX  78747 . . . . . . . . . . . . .            43.616                      8.13%

GARTMORE INVESTOR DESTINATIONS
AGGRESSIVE FUND - CLASS A
GILBERT W CATRON
PO BOX 240
WYTHEVILLE VA  243820240 . . . . . . . . .         27067.078                     15.73%

AG EDWARDS   SONS
CUSTODIAN FOR
537 WING LANE
ROLLOVER IRA ACCOUNT
ST CHARLES IL  601742339 . . . . . . . . .         22983.905                     13.35%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . .         21844.208                     12.69%

GARTMORE INVESTOR DESTINATIONS
AGGRESSIVE FUND - CLASS B
FIRST CLEARING LLC
A C 3626-7375
177 APPLEWOOD AVE
FCC AS CUSTODIAN
FARMINGTON AR  727308642 . . . . . . . . .          9831.428                     20.20%

MORGAN KEEGAN COMPANY INC
FBO 161070211
50 NORTH FRONT STREET
MEMPHIS TN  38103. . . . . . . . . . . . .           7355.77                     15.11%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . .          6152.076                     12.64%

JOHN O FAUCHER
12 WASHINGTON ST
METHUEN MA  01844. . . . . . . . . . . . .          3808.274                      7.82%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . .          3089.037                      6.35%

NFSC FEBO    A5G-115100
ROLAND BETTENDORF
800 TARA HEIGHTS
NORFOLK NE  68701. . . . . . . . . . . . .          3043.921                      6.25%

GARTMORE INVESTOR DESTINATIONS
AGGRESSIVE FUND - CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . .         41642.876                     27.20%

LPL FINANCIAL SERVICES
A C 3165-6956
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA  921211968. . . . . . . . . .         32656.014                     21.33%

A G EDWARDS   SONS
CUSTODIAN FOR
25 PROSPECT STREET
ROTH IRA ACCOUNT
ESSEX CT  064261031. . . . . . . . . . . .         28527.206                     18.63%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . .         20702.313                     13.52%

GARTMORE INVESTOR DESTINATIONS
AGGRESSIVE FUND - SERVICE CLASS
NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .       6543511.936                     49.66%

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .       6002154.865                     45.55%

GARTMORE INVESTOR DESTINATIONS
CONSERVATIVE FUND - CLASS A
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . .         19455.703                     12.47%

DELMAS P WOOD JR REVOCABLE TRUST
DELMAS P WOOD TRUSTEE
17515 DR BIRD RD
SANDY SPRING MD  208601212 . . . . . . . .         13481.533                      8.64%

BARBARA M ELLIS
178 NELMS RD
FAYETTEVILLE GA  302155121 . . . . . . . .          9836.736                      6.31%

BARBARA ANN MARMON ELLIS
HARRY T ELLIS
178 NELMS RD
FAYETTEVILLE GA  302155121 . . . . . . . .          9574.597                      6.14%

GARTMORE INVESTOR DESTINATIONS
CONSERVATIVE FUND - CLASS B
PERSHING LLC
PO BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . .         42369.533                      40.07%

AG EDWARDS SONS INC C F
ELAINE D BIELOUS
38101 GRANTLAND STREET
LIVONIA MI  481505026. . . . . . . . . . .         12206.188                      11.55%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . .         11165.537                     10.56%

JOSEPH N MARINO
PATRICIA L MARINO
1 ROYAL BEACH RD
KIAWAH ISLAND SC  29455. . . . . . . . . .          5965.745                       5.64%

ODUS A MOORE
5715 GREEN COVE RD
CAMBRIDGE MD  21613. . . . . . . . . . . .          5884.291                       5.57%

ANNA BUTCHER
402 37TH ST
BEAVER FALLS PA  15010 . . . . . . . . . .           5330.46                       5.04%

GARTMORE INVESTOR DESTINATIONS
CONSERVATIVE FUND - CLASS C
LPL FINANCIAL SERVICES
A C 1244-5420
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA  921211968. . . . . . . . . .         24851.807                      20.91%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . .         21522.553                     18.11%

JAMES ISLAND CHRISTIAN CHURCH
12 SAWGRASS RD
CHARLESTON SC  29412 . . . . . . . . . . .         16568.987                     13.94%

AG EDWARDS SONS INC C F
JAMES J MCMAHON
560 MILL ROAD
TUCKAHOE NJ  082703311 . . . . . . . . . .         14861.346                     12.51%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . .          9772.963                      8.22%

MARIE C SCHMITT
1624 SEIGNIOUS DR
CHARLESTON SC  29407 . . . . . . . . . . .          7950.832                      6.69%

GARTMORE INVESTOR DESTINATIONS
CONSERVATIVE FUND - SERVICE CLASS
NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .       2920442.982                     58.36%

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .       1741256.558                     34.80%

BANK ONE TRUST
PO BOX 160
A/C 6800103525
WESTERVILLE OH  430860160. . . . . . . . .        329032.775                      6.58%

GARTMORE INVESTOR DESTINATIONS
MODERATE AGGRESSIVE FUND - CLASS A
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . .        134621.587                     24.65%

FIRST CLEARING LLC
A C 5554-9109
510 JENKINS RD
FCC AS CUSTODIAN
PRAIRIE GROVE AR  727532650. . . . . . . .         45480.315                      8.33%

NFSC FEBO    ADX-092851
JILL A RUBENSTEIN
188 TURTLE BAY DRIVE
BRANFORD CT  06405 . . . . . . . . . . . .         36588.434                      6.70%

GARTMORE INVESTOR DESTINATIONS
MODERATE AGGRESSIVE FUND - CLASS B
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . .         67351.784                     36.96%

AG EDWARDS SONS INC FBO
REBECCA BARTLETT
ONE NORTH JEFFERSON
ST LOUIS MO  631032287 . . . . . . . . . .         24617.082                     13.51%

FIRST CLEARING LLC
A C 8389-6515
8531 W 61ST
FCC AS CUSTODIAN
TULSA OK  741317303. . . . . . . . . . . .          14881.08                      8.17%

NFSC FEBO EBP-127930
NFS FMTC ROTH IRA
21 GATES AVE
EAST BRUNSWICK NJ  08816 . . . . . . . . .          12360.53                      6.78%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . .         12024.425                      6.60%

GARTMORE INVESTOR DESTINATIONS
MODERATE AGGRESSIVE FUND - CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . .        177879.784                2     9.83%

AG EDWARDS SONS INC C F
ROBERT C LOWE
129 WOODSMAN MARK
COCOA FL  329261803. . . . . . . . . . . .        175649.582                     29.45%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . .         84131.044                     14.11%

ATLANTA METRO TAXICAB
GROUP INC
563 TRABERT AVE
ATLANTA GA  303092261. . . . . . . . . . .         44268.607                      7.42%

GARTMORE INVESTOR DESTINATIONS
MODERATE AGGRESSIVE FUND -
   SERVICE CLASS
NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .       10415099.76                     50.49%

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .       9163454.496                     44.42%

GARTMORE INVESTOR DESTINATIONS
MODERATE CONSERVATIVE FUND - CLASS A
PATRICIA G MCGEE
1705 WAXHAW-MARVIN RD
WAXHAW NC  28173 . . . . . . . . . . . . .         91594.893                     23.85%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
PO BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . .         71164.171                     18.53%

LPL FINANCIAL SERVICES
A C 2868-5713
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA  921211968. . . . . . . . . .         27683.523                      7.21%

JOHN E MELLONS
602 UNION ST
KINGSPORT TN  37660. . . . . . . . . . . .         24591.023                      6.40%

GARTMORE INVESTOR DESTINATIONS
MODERATE CONSERVATIVE FUND - CLASS B
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . .         28214.206                     24.15%

AG EDWARDS & SONS
C/F JAMES H MCCARTHY
177 SANDWICH ST
PLYMOUTH MA  023602423 . . . . . . . . . .         22519.492                     19.27%

FIRST CLEARING CORPORATION
A C 7665-1216
2524 HOMESTEAD
FCC AS CUSTODIAN
ENID OK  737031647 . . . . . . . . . . . .         13118.871                     11.23%

BARBARA A MAHANNA
38 KIRSI CIR
WESTFORD MA  01886 . . . . . . . . . . . .          6148.391                      5.26%

WILLIAM J FIDLER
33 DECOTA DR
STOUGHTON MA  02072. . . . . . . . . . . .          6104.307                      5.22%

GARTMORE INVESTOR DESTINATIONS
MODERATE CONSERVATIVE FUND - CLASS C
AG EDWARDS   SONS
CUSTODIAN FOR
9510A ROYALE DRIVE
IRA ACCOUNT
FT MYERS FL  339055307 . . . . . . . . . .         50841.626                     21.45%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . .         49701.409                     20.97%

NFSC FEBO RCT-147036
NFS FMTC ROTH IRA
169 PORTSMOUTH STREET
CONCORD NH  03301. . . . . . . . . . . . .         38913.676                     16.42%

RAYMOND JAMES ASSOC INC
FBO FISHER IRA
880 CARILLON PKWY
ST PETERSBURG FL  33716. . . . . . . . . .         20939.603                      8.83%

LPL FINANCIAL SERVICES
A C 6713-8226
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA  921211968. . . . . . . . . .          15158.08                      6.39%

DAIN RAUSCHER INC FBO
PATRICIA A BARKER
12045 BROOKFIELD CLUB DRIVE
ROSWELL GA  30075. . . . . . . . . . . . .         13521.077                      5.70%

GARTMORE INVESTOR DESTINATIONS
MODERATE CONSERVATIVE FUND -
   SERVICE CLASS
NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .       3459618.568                     51.59%

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .       2772834.329                     41.35%

BANK ONE TRUST
PO BOX 160
A/C 6800103524
WESTERVILLE OH  430860160. . . . . . . . .         459754.56                      6.86%

GARTMORE INVESTOR DESTINATIONS
MODERATE FUND - CLASS A
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . .         56426.185                      9.52%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . .         53517.078                       9.03%

AG EDWARDS SONS INC C F
MARGARET REDMOND
13206 MYFORD ROAD 720
TUSTIN CA  927829125 . . . . . . . . . . .          38428.14                       6.49%

RAYMOND JAMES   ASSOC INC
FBO GAGLIARDI RIRA
880 CARILLON PKWY
ST PETERSBURG FL  33716. . . . . . . . . .         37543.614                      6.34%

NANCY W REYNOLDS
1532 WEST LN
HATFIELD PA  19440 . . . . . . . . . . . .         32151.619                        5.43%

GARTMORE INVESTOR DESTINATIONS
MODERATE FUND - CLASS B
LPL FINANCIAL SERVICES
A C 6352-6311
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA  921211968. . . . . . . . . .         63582.552                      24.64%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . .         56485.321                     21.89%

AG EDWARDS   SONS
CUSTODIAN FOR
50 SMITH LANE
IRA ACCOUNT
KINGSTON MA  023642263 . . . . . . . . . .         17109.183                      6.63%

GARTMORE INVESTOR DESTINATIONS
MODERATE FUND - CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . .        210167.448                     36.98%

AG EDWARDS SONS INC C F
SHARON L BAKKER
8155 BROOKSIDE GLEN DR
TINLEY PARK IL  604777190. . . . . . . . .        133933.731                     23.57%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . .         70001.769                     12.32%

GARTMORE INVESTOR DESTINATIONS
MODERATE FUND - SERVICE CLASS
NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .       9346773.417                     39.61%

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .       8446199.008                     35.80%

BANK ONE TRUST
PO BOX 160
A/C 6800103523
WESTERVILLE OH  430860160. . . . . . . . .       5717304.347                     24.23%

GARTMORE LARGE CAP VALUE FUND -
   CLASS A
NATIONWIDE LIFE INSURANCE COMPANY
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .        2219719.09                     93.53%

GARTMORE LARGE CAP VALUE FUND -
   CLASS B
LELANIE L ALLEN
6641 CROSS BOW LN
NEW PORT RICHEY FL  34653. . . . . . . . .           4641.58                      6.69%

GARTMORE LARGE CAP VALUE FUND -
   CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . .          8855.882                     45.03%

LENIOL W WESTON
2462 E HWY 24
BEULAVILLE NC  28518 . . . . . . . . . . .          1372.974                      6.98%

STEPHENS INC FBO
39354905
111 CENTER STREET
LITTLE ROCK AR  72201. . . . . . . . . . .          1321.627                      6.72%

GARTMORE MICRO CAP EQUITY FUND -
   CLASS A
CARL P WILK
43940 BASSWOOD DR
STERLING HEIGHTS MI  483144412 . . . . . .         26667.951                     33.81%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . .         19883.472                      5.21%

JOHN B SZYDLIK
1834 TIKI DR
GALVESTON TX  775548135. . . . . . . . . .          6079.771                      7.71%

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . .              5000                      6.34%

GARTMORE MICRO CAP EQUITY FUND -
   CLASS B
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . .         10901.213                     61.49%

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . .              5000                     28.20%

GARTMORE MICRO CAP EQUITY FUND -
   CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . .         19236.504                     78.16%

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . .              5000                     20.32%

GARTMORE MICRO CAP EQUITY FUND
- INSTITUTIONAL CLASS
NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . .            180000                    100.00%

GARTMORE MICRO CAP EQUITY FUND
- INSTITUTIONAL SERVICE CLASS
NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . .              5000                    100.00%

GARTMORE MID CAP GROWTH FUND
- INSTITUTIONAL CLASS
GARTMORE GLOBAL ASSET MANAGEMENT INC.
1200 RIVER RD
CONSHOHOCKEN PA  19428 . . . . . . . . . .            100000                    100.00%

GARTMORE MILLENNIUM GROWTH FUND -
   CLASS C
ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND OH  44805. . . . . . . . . . . . .          1530.181                     23.51%

GRACE A DIPPEL
12601 ENCINO DR
MANCHACA TX  78652 . . . . . . . . . . . .           753.028                     11.57%

RANDY D GROSS
2559 BAUMGARDNER RD
KEYMAR MD  21757 . . . . . . . . . . . . .           706.71                     10.86%

MICHAEL T EMMONS
TAYLOR WILLIAM EMMONS TRUST
23 BRIDGTON RD
C/O MARY TALIENTO
WESTBROOK ME  04092. . . . . . . . . . . .           605.327                      9.30%

EILEEN N HOELZER
3614 MATTHES AVE
SANDUSKY OH  44870 . . . . . . . . . . . .           375.876                     5.77%

TOD J SAMUELS
13202 TURKEY ROOST DR
MANCHACA TX  786523068 . . . . . . . . . .           359.971                     5.53%

GARTMORE MONEY MARKET FUND -
   PRIME SHARES B
ELANORE M THOMPSON
3692 S SHERMAN AVE
FREMONT MI  49412. . . . . . . . . . . . .         291207.03                    15.25%

RECINA M CARUSO
VINCENT CELLUCCI
7248 PINE ST
UPPER DARBY PA  19082. . . . . . . . . . .         139732.29                     7.32%

GARTMORE MONEY MARKET FUND -
   PRIME SHARES C
LUCIUS A GARDNER
EVELYN E GARDNER
1716 WESTON AVE
CHARLESTON SC  29407 . . . . . . . . . . .          30435.02                     29.30%

JOAN H PAOLOTTO
11 SLEEPY HOLLOW
ROCHESTER NY  14621. . . . . . . . . . . .          22348.16                     21.51%

CHARLES M ZEMAN
TINA M ZEMAN
22971 RYE CREEK RD
KIRKSVILLE MO  63501 . . . . . . . . . . .          17153.44                     16.51%

FONTAINE R BOISSONEAULT
201 MARSH OAKS DR
CHARLESTON SC  29407 . . . . . . . . . . .          10066.07                     9.69%

GEORGE R CROWELL
ADA A CROWELL
502 PALMER AVE
PATTON PA  16668 . . . . . . . . . . . . .           6751.47                     6.50%

LEE GOSNEY
80 GRETNA RD
PLEASANT VALLEY NY  12569. . . . . . . . .           6010.32                     5.79%

GARTMORE MONEY MARKET FUND
- INSTITUTIONAL CLASS
NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .      748864196.14                    60.80%

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .      475416945.93                    38.60%

GARTMORE MONEY MARKET FUND -
    PRIME SHARES
NATIONWIDE LIFE INSURANCE COMPANY
GPVA
P O BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .     159009452.217                    35.56%

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .       36975379.91                     8.27%

GARTMORE MONEY MARKET FUND -
   SERVICE CLASS
NATIONWIDE LIFE INSURANCE COMPANY
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .        12981150.3                    95.12%

GARTMORE MORLEY CAPITAL
   ACCUMULATION FUND
- SERVICE CLASS
NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .       6906192.134                    42.01%

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .        1613914.56                    39.82%

CIRCLE TRUST CO CUST FOR
FTJC QUALIFIED OMNIBUS ACCOUNT
ONE STATION PLACE
STAMFORD CT  06902 . . . . . . . . . . . .       1587066.251                     9.65%

NFSC FEBO    279-104990
RICHARD P CAMPBELL
308 E PEARL ST STE 400
JACKSON MS  39201. . . . . . . . . . . . .       1573297.182                    9.57%

GARTMORE MORLEY CAPITAL
    ACCUMULATION FUND
-INSTITUTIONAL CLASS
CAPINCO
PO BOX 1787
C/O US BANK
MILWAUKEE WI  532011787. . . . . . . . . .       1495203.099                    37.10%

NFSC FEBO 579-032751
DIGIQUAL INC RETIREMENT PLAN
14 LAUREL LN
UA 01 01 1999
BERNARDSVILLE NJ  07924. . . . . . . . . .        571736.688                    14.19%

SECURITY TRUST COMPANY AS TTEE
GORDMAN'S SAVINGS PLUS PLAN
2390 EAST CAMELBACK RD STE 240
PHOENIX AZ  85016. . . . . . . . . . . . .        328788.603                     8.16%

MORLEY CAPITAL MANAGEMENT
5665 SW MEADOWS RD
LAKE OSWEGO OR  970353193. . . . . . . . .         242843.44                     6.03%

ABN AMRO INCORPORATED
HOWARD SIEGEL PROFIT SHARING
55 EAST 52ND STREET
NY NY  10055 . . . . . . . . . . . . . . .        242353.561                     6.01%

MESIROW FINANCIAL INC
A C 8873-0757
350 NORTH CLARK STREET
ANN W KROUSE IRA R O
CHICAGO IL  606104796. . . . . . . . . . .        230015.487                     5.71%

GARTMORE MORLEY CAPITAL
    ACCUMULATION FUND
- IRA CLASS
RAYMOND JAMES ASSOC INC
FBO MCGILL IRA
880 CARILLON PKWY
ST PETERSBURG FL  33716. . . . . . . . . .       4378969.598                   15.38%

LPL FINANCIAL SERVICES
A C 1577-3807
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA  921211968. . . . . . . . . .       3688074.224                   12.95%

CHARLES SCHWAB & CO INC
SPECIAL CUSTODY
101 MONTGOMERY ST
ATTN MUTUAL FUNDS
SAN FRANCISCO CA  941044122. . . . . . . .       3583413.912                   12.59%

AG EDWARDS SONS INC CF
TERRENCE C M FARRELL
ONE NORTH JEFFERSON
A C 0389-167312
ST LOUIS MO  631032287 . . . . . . . . . .       2574305.492                      9.04%

NFSC FEBO    679-242306
FMT CO CUST IRA ROLLOVER
1324 FRIEDRICHS ST
GRETNA LA  70053 . . . . . . . . . . . . .       2492187.197                      8.75%

PERSHING LLC
PO BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . .       2003646.489                      7.04%

RBC DAIN RAUSCHER CUSTODIAN
JOSEPH J BACH
42 WILLOW LN
INDIVIDUAL RETIREMENT ACCOUNT
WARRINGTON PA  18976 . . . . . . . . . . .       1888227.088                      6.63%

MESIROW FINANCIAL INC
A C 8892-3231
350 NORTH CLARK STREET
JUDITH EVENSEN IRA
CHICAGO IL  606104796. . . . . . . . . . .       1684576.456                      5.92%

GARTMORE MORLEY ENHANCED
   INCOME FUND
- INSTITUTIONAL CLASS
INVESTOR DESTINATIONS
   CONSERVATIVE FUND
3435 STELZER RD
COLUMBUS OH  43219 . . . . . . . . . . . .       4446171.211                     34.60%

INVESTOR DESTINATIONS
   MODERATE FUND
3435 STELZER RD
COLUMBUS OH  432196004 . . . . . . . . . .       4271844.401                     33.25%

INVESTOR DESTINATIONS MODERATELY
CONSERVATIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH  432196004 . . . . . . . . . .       3295052.887                     25.64%

INVESTOR DESTINATIONS MODERATELY
AGGRESSIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH  432196004 . . . . . . . . . .        835140.016                      6.50%

GARTMORE MORLEY ENHANCED
   INCOME FUND
- INSTITUTIONAL SERVICE CLASS
NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 1
1200 RIVER RD
CONSHOHOCKEN PA  19428 . . . . . . . . . .        988711.744                     99.88%

GARTMORE MORLEY ENHANCED INCOME FUND
- CLASS A
PERSHING LLC
PO BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . .        108283.705                     40.36%

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .         87849.754                     32.74%

GARTMORE NATIONWIDE FUND - CLASS A
NFSC FEBO    Y99-652741
FMT CO CUST IRA ROLLOVER
225 W 86TH ST   1109
NY NY  10024 . . . . . . . . . . . . . . .  26725606.3100001                     90.79%

GARTMORE NATIONWIDE FUND - CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . .          8930.239                     26.31%

FRANKIE BOBEY
JOANNE BOBEY
5533 BEECHWOOD AVE
MAPLE HEIGHTS OH  44137. . . . . . . . . .          3367.108                      9.92%

WAYNE D SYNOTT
1122 FLORIDA AVE
WEST PALM BEACH FL  33401. . . . . . . . .          2706.501                       7.97%

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND OH  44805. . . . . . . . . . . . .          2659.643                       7.84%

GARTMORE NATIONWIDE FUND - CLASS D
NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .      23445226.272                      33.37%

GARTMORE NATIONWIDE FUND
- INSTITUTIONAL SERVICE CLASS
NATIONWIDE LIFE INSURANCE COMPANY
QPVA- EISP
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .       3144088.096                    100.00%

GARTMORE NATIONWIDE LEADRS FUND
- INSTITUTIONAL SERVICE CLASS
NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . .          97556.71                    100.00%

GARTMORE NATIONWIDE
   LEADERS FUND - CLASS A
NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . .         25112.991                     24.28%

HOWAN M HSU
9414 AVEMORE CT
DUBLIN OH  43017 . . . . . . . . . . . . .          9945.739                      9.62%

SHIRLEY A LAMBERT
47670 WATSON RD
SAINT CLAIRSVILLE OH  43950. . . . . . . .          9258.247                      8.95%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . .          6660.216                      6.44%

NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .          5706.955                      5.52%

GARTMORE NATIONWIDE
   LEADERS FUND - CLASS B
NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . .         25037.858                     80.23%

GARTMORE NATIONWIDE
   LEADERS FUND - CLASS C
NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH  432182029 . . . . . . . . . .         25037.975                     83.51%

PAUL R MOORE
RT 1 BOX 53A
MINERAL WELLS WV  261509323. . . . . . . .          1963.905                      6.55%

STEPHENS INC FBO
39257216
111 CENTER STREET
LITTLE ROCK AR  72201. . . . . . . . . . .          1884.686                      6.29%

GARTMORE TAX-FREE
   INCOME FUND - CLASS A
MARY M DAIS
WILLIAM F DAIS
910 BUCKEYE ST
GENOA OH  434301523. . . . . . . . . . . .         36866.359                      5.23%

GARTMORE TAX-FREE
   INCOME FUND - CLASS B
JOHN B REESE
GRACEANN REESE
15554 COUNTY RD
NAPOLEON OH  435456701 . . . . . . . . . .         44041.785                      6.58%

GARY R PLOSKINA
PAUL ROBERT PLOSKINA
10840 HUNTER WOOD LN
NORTH HUNTINGDON PA  15642 . . . . . . . .         39328.455                      5.88%

ELSIE S ADKINS
4315 DICKINSON AVE EXT
GREENVILLE NC  278340878 . . . . . . . . .         38522.313                      5.76%

GARTMORE TAX-FREE
   INCOME FUND - CLASS C
WILLIAM D LEATHERS
3740 WINDLAKE DR
SNELLVILLE GA  300395245 . . . . . . . . .          9814.067                     15.92%

MODEAN H LEATHERS
3740 WINDLAKE DR
SNELLVILLE GA  300395245 . . . . . . . . .          9814.067                     15.92%

HAROLD W HOWARD
MEYEARLINE HOWARD
RT 1 BOX 890
SAINT GEORGE GA  31562 . . . . . . . . . .           9604.37                     15.58%

CONSTANCE P COURTLAND
JOHN W COURTLAND
8592 ROSWELL RD
ATLANTA GA  30350. . . . . . . . . . . . .          4872.892                      7.90%

JOHN ALEXANDER PHILLIPS
LUCILLE PHILLIPS
12707 PLEASANT GRV
CYPRESS TX  77429. . . . . . . . . . . . .          4693.797                      7.61%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . .          4192.614                      6.80%

LINDA TOUCHTON-SAWYER
8824 SKYMASTER DR
NEW PORT RICHEY  FL  34654 . . . . . . . .          4115.209                      6.67%

GARTMORE U.S. GROWTH
   LEADERS FUND - CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL  32246 . . . . . . . . . .        125638.195                     85.46%

FIRST CLEARING CORPORATION
A C 2994-4997
8800 WEST TULIP TREE DRIVE
MUNCIE IN  473048934 . . . . . . . . . . .         13374.441                      9.10%

GARTMORE VALUE OPPORTUNITIES FUND -
   CLASS A
NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
COLUMBUS OH  432182029 . . . . . . . . . .        194786.207                     23.41%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
PO BOX 2052
JERSEY CITY NJ  073032052. . . . . . . . .        166765.433                     20.05%

MCB TRUST SERVICES CUST FBO
BC ZIEGLER AND COMPANY 401K
SUITE 300
DENVER CO  80202 . . . . . . . . . . . . .        108619.407                    13.06%

GARTMORE VALUE OPPORTUNITIES FUND -
   CLASS B
DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
PO BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . .         47034.307                    23.38%

GARTMORE VALUE OPPORTUNITIES FUND -
   CLASS C
ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND OH  44805
                                                    3622.713                   31.69%
LENIOL W WESTON
2462 E HWY 24
BEULAVILLE NC  28518 . . . . . . . . . . .          1085.054                    9.49%

GREGORY G BOLING
4309 AYLESBURY DR
KNOXVILLE TN  379187041. . . . . . . . . .           723.444                    6.33%

JUDITH M RIFFENBURG
PO BOX 184
WYOMING RI  028980184. . . . . . . . . . .           663.071                    5.80%

GRACE A DIPPEL
12601 ENCINO DR
MANCHACA TX  78652 . . . . . . . . . . . .           661.257                      5.79%

JERRI JO TARANTINO
AGOSTINO TARANTINO
6116 PEPPERGRASS CT
WESTERVILLE OH  43082. . . . . . . . . . .           636.261                      5.57%

GARTMORE VALUE OPPORTUNITIES FUND
- INSTITUTIONAL SERVICE CLASS
NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .        839974.058                     70.82%

CHARLES SCHWAB & CO INC
SPECIAL CUSTODY ACCT FBO CUSTOMERS
101 MONTGOMERY STREET
SAN FRANCISCO CA  94104. . . . . . . . . .        245527.698                     20.70%

MORGAN STANLEY DEAN WITTER INC
220 PARK STREET SUITE 220
BIRMINGHAM MI  48009 . . . . . . . . . . .        100551.531                      8.48%

GARTMORE WORLDWIDE LEADERS FUND -
   CLASS A
CHARLES SCHWAB & CO INC
SPECIAL CUSTODY ACCT FBO CUSTOMERS
101 MONTGOMERY STREET
SAN FRANCISCO CA  94104. . . . . . . . . .       1609554.626                     29.28%

NFSC FEBO   AFS-524980
LEE HIRSCHMAN
23910 87TH AVE
BELLEROSE NY  114261204. . . . . . . . . .        351502.348                      6.40%

GARTMORE WORLDWIDE LEADERS FUND -
   CLASS B
GARTMORE GLOBAL ASSET MANAGEMENT INC
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA  194282436 . . . . . . . .          166666.7                     92.73%

GARTMORE WORLDWIDE LEADERS FUND -
   CLASS C
ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND OH  44805. . . . . . . . . . . . .          1353.122                     44.47%

IRA M FOWLER
632 OLD AUGUSTA RD
GREENVILLE SC  29605 . . . . . . . . . . .           805.301                     26.47%

JON E HACKELTON
3605 ROCHDALE LN
KNOXVILLE TN  37931. . . . . . . . . . . .           309.173                    10.16%

CINDY FASTOW
3216 STOCKTON PL
HOLLAND PA  18966. . . . . . . . . . . . .           214.286                     7.04%

GARTMORE WORLDWIDE LEADERS FUND
- INSTITUTIONAL SERVICE CLASS
GARTMORE GLOBAL ASSET MANAGEMENT INC
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA  194282436 . . . . . . . .          166666.7                   80.65%

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
COLUMBUS OH  432182029 . . . . . . . . . .         39997.856                   19.35%

NATIONWIDE BOND INDEX FUND - CLASS A
NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .         4033264.6                   90.90%

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .        335665.822                    7.57%

NATIONWIDE BOND INDEX FUND - CLASS B
H DOUGLAS CHAFFIN
4215 BREST RD
NEWPORT MI  48166. . . . . . . . . . . . .          4183.633                 32.96%

STEVEN J EICHENBERG
21157 CIRCLE DRIVE
REED CITY MI  49677. . . . . . . . . . . .          2455.648                 19.35%

JOHN J DANIELS
12911 SAPPHIRE PKY
HOLLAND MI  49424. . . . . . . . . . . . .          1339.343                 10.55%

JOANNE E HARRIS
TERRY L HARRIS
3124 LAKEVIEW CT
SPRINGFIELD OH  455031774. . . . . . . . .           989.621                  7.80%

NATIONWIDE BOND INDEX FUND INST CLASS
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS OH  432196004 . . . . . . . . . .      11900717.077                  35.49%

INVESTOR DESTINATIONS MODERATELY
CONSERVATIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH  432196004 . . . . . . . . . .       7710885.832                  23.00%

INVESTOR DESTINATION CONSERVATIVE FUND
3435 STELZER RD
COLUMBUS OH  43219 . . . . . . . . . . . .       6297495.172                   18.78%

INVESTOR DESTINATIONS MODERATELY
AGGRESSIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH  432196004 . . . . . . . . . .       4187791.899                   12.49%

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .       2733985.638                     8.15%

NATIONWIDE INTERNATIONAL INDEX FUND -
   CLASS A
NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .       2078124.335                    87.27%

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .        155122.448                     6.51%

NATIONWIDE INTERNATIONAL INDEX FUND -
   CLASS B
FIRST CLEARING LLC
A C 7192-1985
2209 S 130TH E AVE
TULSA OK  741341003. . . . . . . . . . . .          2250.388                    13.97%

MELISSA K FREY
104 HAWK NEST TRL
PITTSBORO NC  27312. . . . . . . . . . . .          1410.268                     8.75%

THOMAS R CASEY
3352 TOOMER KILN CIR
MOUNT PLEASANT SC  29466 . . . . . . . . .           922.723                     5.73%

WILLIAM ZIMMERMAN
1 WESLEY DR
HOCKESSIN DE  197079620. . . . . . . . . .           894.362                     5.55%

NATIONWIDE INTERNATIONAL INDEX FUND
- INSTITUTIONAL CLASS
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS OH  432196004 . . . . . . . . . .      13820080.434                    32.25%

INVESTOR DESTINATIONS MODERATELY
AGGRESSIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH  432196004 . . . . . . . . . .      13510128.161                   31.52%

INVESTOR DESTINATIONS AGGRESSIVE FUND
3435 STELZER RD
COLUMBUS OH  43219 . . . . . . . . . . . .       7105702.204                   16.58%

INVESTOR DESTINATIONS MODERATELY
CONSERVATIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH  432196004 . . . . . . . . . .       4263859.988                    9.95%

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .       2238402.601                    5.22%

NATIONWIDE LARGE CAP GROWTH FUND - CLASS A
NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .       3210663.782                   92.73%

NATIONWIDE LARGE CAP GROWTH FUND -
   CLASS C
JERRI JO TARANTINO
AGOSTINO TARANTINO
6116 PEPPERGRASS CT
WESTERVILLE OH  43082. . . . . . . . . . .          1078.523                   19.13%

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND OH  44805. . . . . . . . . . . . .          1058.156                   18.77%

GRACE A DIPPEL
12601 ENCINO DR
MANCHACA TX  78652 . . . . . . . . . . . .           1009.34                   17.91%

GLENDA J SIGLER
2950 CONSOUL RD
SCHENECTADY NY  123041940. . . . . . . . .           463.499                    8.22%

IRA M FOWLER
632 OLD AUGUSTA RD
GREENVILLE SC  29605 . . . . . . . . . . .           439.063                    7.79%

NATIONWIDE LARGE CAP GROWTH FUND
- INSTITUTIONAL SERVICE CLASS
NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .        924326.887                    89.94%

NATIONWIDE TRUST COMPANY
PARTICIPATING RETIREMENT PLANS
PO BOX 182029
COLUMBUS OH  432182029 . . . . . . . . . .        103334.226                    10.06%

NATIONWIDE MID CAP MARKET INDEX FUND -
   CLASS A
NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .       1936966.944                    78.97%

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .        473137.918                    19.29%

NATIONWIDE MID CAP MARKET INDEX FUND -
   CLASS B
FIRST CLEARING LLC
A C 2082-5922
317 NATIONWIDE LASALLE DR
BRENDA S COMPTON JTWROS
BENTONVILLE AR  727124466. . . . . . . . .          5690.141                    35.04%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
PO BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . .           1335.17                     8.22%

VALERIE FOLLETT
122 INDIAN TRAIL S
WAKEFIELD RI  02879. . . . . . . . . . . .          1309.077                    8.06%

WILFRED P MILLER
699 SAINT AUGUSTINE RD
PATTON PA  166685604 . . . . . . . . . . .           907.212                    5.59%

ELIZABETH A ISAACSON
295 WAYLAND AVE
PROVIDENCE RI  02906 . . . . . . . . . . .           864.596                    5.32%

NATIONWIDE MID CAP MARKET INDEX FUND
- INSTITUTIONAL CLASS
INVESTOR DESTINATIONS CONSERVATIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH  43219 . . . . . . . . . . . .       7290837.558                   44.62%

NSAT
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS OH  432196004 . . . . . . . . . .       3057275.818                   18.71%

NSAT
INVESTOR DESTINATIONS MODERATELY
AGGRESSIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH  432196004 . . . . . . . . . .       2059706.375                   12.60%

NSAT
INVESTOR DESTINATIONS MODERATELY
CONSERVATIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH  432196004 . . . . . . . . . .       1702942.608                   10.42%

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .       1520479.425                    9.30%

NATIONWIDE S&P 500 INDEX FUND - CLASS A
PERSHING LLC
PO BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . .         32216.648                    5.30%

NATIONWIDE S&P 500 INDEX FUND - CLASS B
FIRST CLEARING LLC
A C 2095-8893
3648 S GARY PLACE
FCC AS CUSTODIAN
TULSA OK  741053604. . . . . . . . . . . .         28931.259                    7.88%

JOHN F CARLIN
10513 OLD WAYSIDE RD
CHARLOTTE NC  28277. . . . . . . . . . . .         18887.467                    5.14%

NATIONWIDE S&P 500 INDEX FUND
- INSTITUTIONAL CLASS
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS OH  432196004 . . . . . . . . . .      19005385.334                   35.91%

INVESTOR DESTINATIONS MODERATELY
AGGRESSIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH  432196004 . . . . . . . . . .      11325224.838                   21.40%

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .       8230209.458                   15.55%

INVESTOR DESTINATIONS AGGRESSIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH  43219 . . . . . . . . . . . .       6034418.425                   11.40%

INVESTOR DESTINATIONS MODERATELY
CONSERVATIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS  OH  432196004. . . . . . . . . .       5863675.952                    11.08%

NATIONWIDE S&P 500 INDEX FUND
- INSTITUTIONAL SERVICE CLASS
NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .       5672763.397                    85.43%

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .        967622.417                    14.57%

NATIONWIDE S&P 500 INDEX FUND
- LOCAL SHARES
GARTMORE GLOBAL ASSET MANAGEMENT INC
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA  194282436 . . . . . . . .           10683.3                   100.00%

NATIONWIDE S&P 500 INDEX FUND
- SERVICE CLASS
NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .      25602334.855                   61.75%

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .      15858370.153                   38.25%

NATIONWIDE SMALL CAP FUND - CLASS A
NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .       1384660.551                   77.20%

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .        285466.183                   15.92%

NATIONWIDE SMALL CAP FUND - CLASS B
FIRST CLEARING LLC
A C 1696-8194
2101 E 50TH ST N
FCC AS CUSTODIAN
TULSA OK  741301905. . . . . . . . . . . .           6703.17                   56.66%

NATIONWIDE SMALL CAP FUND - CLASS C
RAYMOND JAMES ASSOC INC
FBO ALFORD IRA
880 CARILLON PKWY
ST PETERSBURG FL  33716. . . . . . . . . .          1435.572                   21.66%

STEPHENS INC FBO
39354905
111 CENTER STREET
LITTLE ROCK AR  72201. . . . . . . . . . .           884.956                   13.35%

JERRI JO TARANTINO
AGOSTINO TARANTINO
6116 PEPPERGRASS CT
WESTERVILLE OH  43082. . . . . . . . . . .           732.812                   11.06%

RAYMOND JAMES   ASSOC INC
FBO SUMMERS JR JAME
880 CARILLON PKWY
ST PETERSBURG FL  33716. . . . . . . . . .           705.645                   10.65%

MICHAEL T EMMONS
TAYLOR WILLIAM EMMONS TRUST
23 BRIDGTON RD
C/O MARY TALIENTO
WESTBROOK ME  04092. . . . . . . . . . . .           503.525                    7.60%

THOMAS D BYRUM
ANNETTE G BYRUM
5253 38TH WAY
SAINT PETERSBURG FL  33711 . . . . . . . .           480.307                    7.25%

LESLIE A LOVELL
2513 VOLCANIC DR
BENTON AR  72015 . . . . . . . . . . . . .           339.415                    5.12%

NATIONWIDE SMALL CAP FUND
- INSTITUTIONAL SERVICE CLASS
NATIONWIDE LIFE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .         616088.73                    89.14%

NATIONWIDE TRUST COMPANY
PARTICIPATING RETIREMENT PLANS
PO BOX 182029
COLUMBUS OH  432182029 . . . . . . . . . .         75085.999                    10.86%

NATIONWIDE SMALL CAP INDEX FUND -
   CLASS A
NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .       1750316.598                    74.32%

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .        536626.121                    22.79%

NATIONWIDE SMALL CAP INDEX FUND -
   CLASS B
FIRST CLEARING LLC
A C 8275-1178
8822 N 127TH E AVENUE
IRA R O
OWASSO OK  740555016 . . . . . . . . . . .          6017.537                    41.00%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
PO BOX 2052
JERSEY CITY NJ  073039998. . . . . . . . .          1610.025                    10.97%

VALERIE FOLLETT
122 INDIAN TRAIL S
WAKEFIELD RI  02879. . . . . . . . . . . .          1556.782                    10.61%

WILFRED P MILLER
699 SAINT AUGUSTINE RD
PATTON PA  166685604 . . . . . . . . . . .          1083.722                     7.38%

NATIONWIDE SMALL CAP INDEX FUND
- INSTITUTIONAL CLASS
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS OH  432196004 . . . . . . . . . .       3041039.763                    39.77%

INVESTOR DESTINATIONS MODERATELY
AGGRESSIVE FUND
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH  432196004 . . . . . . . . . .       1783680.767                    23.33%

INVESTOR DESTINATIONS AGGRESSIVE FUND
3435 STELZER RD
COLUMBUS OH  43219 . . . . . . . . . . . .       1563429.496                    20.45%

NATIONWIDE LIFE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH  432182029 . . . . . . . . . .       1257906.117                    16.45%

---------------

     To the extent Nationwide Life Insurance Company and its affiliates directly or indirectly owned, controlled and held power to vote 25% or more of the outstanding shares of the Funds above, it is deemed to have "control" over matters which are subject a vote of the Fund's shares.

     Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215 is wholly-owned by Nationwide Financial Services, Inc. (NFS). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders. For funds that have not yet commenced operations, it is expected that upon commencement of the public offering, Gartmore or one of its affiliates will own all or substantially all of the new fund's shares.

                              FINANCIAL STATEMENTS

     The Report of Independent Auditors and Financial Statements of the Funds (except the Gartmore Long-Short Equity Plus Fund) for the fiscal year ended
October 31, 2002 in the Trust's Annual Reports are incorporated herein by reference and the unaudited financial statements of the Funds (except the Gartmore Long-Short Equity Plus Fund) for the period ended April 30, 2003 in the Trust's Semi-Annual Reports are incorporated herein by reference. The Report of Independent Auditors and Financial Statements of the Gartmore Long-Short Equity Plus Fund for the fiscal year ended June 30, 2002 in The Montgomery Funds II's Annual Reports are incorporated herein by reference and the unaudited financial statements of the Gartmore Long-Short Equity Plus Fund for the period ended December 31, 2002 in The Montgomery Funds II's Semi-Annual Reports are incorporated herein by reference. Copies of the Trust's Annual Reports and Semi-Annual Reports are available without charge upon request by writing the Trust or by calling toll free 1-800-848-0920.

APPENDIX  A
                                  DEBT RATINGS

                         STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The  ratings  are  based,  in  varying degrees, on the following considerations:

1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.   Nature  of  and  provisions  of  the  obligation.

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                INVESTMENT GRADE
AAA Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated 'BB' is less i vulnerable to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B Debt rated 'B' has a greater vulnerability to default than obligations rated BB but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC Debt rated 'CCC' is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC   Debt  rated  'CC'  typically  is currently highly vulnerable to nonpayment.

C Debt rated 'C' signifies that a bankruptcy petition has been filed, but debt service payments are continued.

D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                            STATE AND MUNICIPAL NOTES

Excerpts from Moody's Investors Service, Inc., description of state and municipal note ratings:

MIG-1-Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

MIG-2-Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

MIG-3-Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the strength of the preceding grade. Market access for refinancing, in particular, is likely to be less well established.

               FITCH IBCA INFORMATION SERVICES, INC. BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated. Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and represent the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

A Bonds considered to be investment grade and represent a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

BB Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met.
     Securities  rated  in  this  category  are  not  investment  grade.

B Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, Bonds are considered a high default risk. Default is a real possibility. CC
CC   Capacity  for  meeting  financial  commitments  is  solely  reliant  upon and sustained, favorable business or economic developments. A 'CC' rating C indicates that default of some kind appears probable. 'C' rating signal imminent  default.

DDD, Bonds are in default. Such bonds are not meeting current obligations and DD are extremely speculative. 'DDD' designates the highest potential for and recovery of amounts outstanding on any securities involved and 'D'
D    represents  the  lowest  potential  for  recovery.

                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

                         STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

     The  following  criteria  will  be  used  in  making  the  assessment:

     1. Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

     2. Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

Note  rating  symbols  and  definitions  are  as  follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative  capacity  to  pay  principal  and  interest.

                           MOODY'S SHORT-TERM RATINGS
Moody's  short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers  rated  Not Prime do not fall within any of the prime rating categories.

                              MOODY'S NOTE RATINGS

MIG 1/VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                           FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

          F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

          F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

                                     PART C

                                OTHER INFORMATION

ITEM  23.  EXHIBITS

(a) Amended Declaration of Trust dated March 13, 2003, of the Registrant previously filed with the Trust's Registration Statement on April 30, 2003 is hereby incorporated by reference.

(b) Amended Bylaws dated August 25, 1983, as amended January 25, 2002, of the Registrant previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

(c) Certificates for shares are not issued. Articles V, VI, VII, and VIII of the Declaration of Trust, incorporated by reference to Exhibit (1) hereto, define rights of holders of shares.

(d)  Investment  Advisory  Agreements
     (1) (a) Investment Advisory Agreement pertaining to series of the Trust currently managed by Gartmore Mutual Fund Capital Trust (GMF) (formerly Villanova Mutual Fund Capital Trust) previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

          (b) Amendment to Investment Advisory Agreement pertaining to series of the Trust currently managed by Gartmore Mutual Fund Capital Trust ("GMF") (formerly Villanova Mutual Fund Capital Trust) previously filed with the Trust's Registration Statement on December 29, 1999 is hereby incorporated by reference.

          (c) Amended Exhibit A to the Investment Advisory Agreement (proposed) between the Trust and GMF filed with the Trust's Registration Statement on July 6, 2001 is hereby incorporated by reference.

          (d) Amended Exhibit A to the Investment Advisory Agreement between the Trust and GMF previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

          (e) Amended Exhibit A to the Investment Advisory Agreement between the Trust and GMF effective October 1, 2002 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (2) (a) Investment Advisory Agreement pertaining to the series of the Trust managed by Gartmore Morley Capital Management, Inc. ("GMCM") previously filed with the Trust's Registration Statement on December 29, 1999 is hereby incorporated by reference.

          (b) Amended Exhibit A to the Investment Advisory Agreement pertaining to the series of the Trust currently managed by GMCM previously filed with the Trust's Registration Statement on December 29, 1999 is hereby incorporated by reference.

          (c) Amendment to the Investment Advisory Agreement pertaining to the series of the Trust currently managed by GMCM previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (3) (a) Investment Advisory Agreement between the Trust and Gartmore Global Asset Management Trust ("GGAMT") previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

          (b) Amended Exhibit A to the Investment Advisory Agreement pertaining to the series of the Trust currently managed by GGAMT previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (4)  Subadvisory  Agreements.

          (a) (1) Subadvisory Agreement with Fund Asset Management, L.P. for S & P 500 Index Fund, previously filed with the Trust's Registration Statement on October 29, 1999 is hereby incorporated by reference.

               (2) Amended Exhibit A to Subadvisory Agreement (proposed) previously filed with the Trust's Registration Statement on July 6, 2001 is hereby incorporated by reference.

               (3) Amended Exhibit A to Subadvisory Agreement previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (b) (1) Subadvisory Agreement with Goldman Sachs Asset Management for the Nationwide Large Cap Growth Fund (formerly, the Prestige Large Cap Growth Fund) previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

               (2) Amendment to Subadvisory Agreement previously filed with the Trust's Registration Statement on December 29, 1999 is hereby incorporated by reference.

          (c) (1) Subadvisory Agreement with INVESCO Management and Research, Inc. for the Nationwide Small Cap Fund (formerly, the Prestige Small Cap Fund) previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

               (2) Amendment to Subadvisory Agreement previously filed with the Trust's Registration Statement on December 29, 1999 is hereby incorporated by reference.

          (d) (1) Subadvisory Agreement with NorthPointe Capital, LLC for the Gartmore Large Cap Value (formerly, the Prestige Large Cap Value
               Fund), Gartmore Value Opportunities and NorthPointe Small Cap Value Funds previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

               (2) Amended Exhibit A to Subadvisory Agreement previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

          (e) (1) Subadvisory Agreement with Gartmore Global Partners for the Gartmore Emerging Markets, Gartmore International Growth, Gartmore Worldwide Leaders (formerly, the Gartmore Global Leaders
               Fund), Gartmore European Leaders (formerly, the Gartmore European Growth Fund) and Gartmore Global Small Companies Funds previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

               (2) Amended Exhibit A to Subadvisory Agreement previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

          (f) Form of Subadvisory Agreement with SSI Management, Inc. for Gartmore Long-Short Equity Plus Fund previously filed with the Trust's Registration Statement on June 23, 2003 is hereby incorporated by reference.

(e) (1) Underwriting Agreement previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

     (2) Underwriting Agreement previously filed with the Trust's Registration Statement on December 31, 2002 is hereby incorporated by reference.

     (3) Model Dealer Agreement previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

(f)  Not  applicable.

(g)  Custodian  Agreement

     (1) Custody Agreement previously filed with the Trust's original Registration Statement on November 18, 1997 is hereby incorporated by reference.

     (2) Amended Exhibit A to the Custody Agreement previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (3) Custody Agreement dated April 4, 2003 between Gartmore Variable Insurance Trust and JPMorgan Chase Bank previously filed with the Trust's Registration Statement on April 30, 2003 is hereby incorporated by reference.

(h) (1) (a) Fund Administration Agreement previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

          (b) Amendment to Fund Administration Agreement previously filed with the Trust's Registration Statement on December 13, 1999 is hereby incorporated by reference.

          (c) Amended Exhibit A to Fund Administration Agreement (proposed) as previously filed with the Trust's registration statement on July 6, 2001 is hereby incorporated by reference.

          (d) Amended Exhibit A to the Fund Administration Agreement previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (2) (a) Transfer and Dividend Disbursing Agent Agreement previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

          (b) Amended Exhibit A to the Transfer and Dividend Disbursing Agreement previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (3) Agreement and Plan of Reorganization between Nationwide Investing Foundation and the Trust previously filed with the Trust's Registration Statement on form N-14 ('33 Act File No. 333-41175) on November 24, 1997 is hereby incorporated by reference.

     (4)  Agreement  and  Plan  of  Reorganization  between Nationwide Investing
          Foundation II and the Trust Previously filed with the Trust's Registration Statement on Form N-14 ('33 Act File No. 333-41175) on November 24, 1997 is hereby incorporated by reference.

     (5) Agreement and Plan of Reorganization between Financial Horizons Investment Trust and the Trust previously filed with the Trust's Registration Statement on Form N-14 ('33 Act File No. 333-41175) on November 24, 1997 is hereby incorporated by reference.

     (6) (a) Administrative Services Plan and Services Agreement previously filed on January 5, 1999, and is hereby incorporated by reference.

          (b) Amended Administration Services Plan and Services Agreement previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (7)  Form  of  Capital  Protection  Agreement  for  the  Gartmore Principle
          Protected Fund previously filed with the Trust's Registration Statement on February 14, 2003 is hereby incorporated by reference.

     (8) Expense Limitation Agreement between the Trust and Villanova Mutual Fund Capital Trust ("VMF"), amended effective March 1, 2001 to Agreement originally dated as of November 2, 1998 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement between the Trust and GMF effective March 1, 2003 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (9) Expense Limitation Agreement between the Trust and Gartmore Morley Capital Management, Inc. ("GMCM"), amended effective March 1, 2003 to Agreement originally effective February 1, 1999 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (10) Expense Limitation Agreement between the Trust and GMCM, amended effective March 5, 2001 to Agreement originally effective as of December 29, 1999 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement between the Trust and GMCM effective March 1, previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (11) Expense Limitation Agreement between the Trust and Villanova SA Capital Trust, amended effective March 1, 2001 to original Agreement dated December 29, 1999 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement between the Trust and GMF effective March 1, 2003 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (12) Expense Limitation Agreement between the Trust and VMF, amended effective March 1, 2001 to original Agreement dated December 29, 1999 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement between the Trust and GMF effective March 1, 2003 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (13) Expense Limitation Agreement between the Trust and VMF, effective March 31, 2000 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement between the Trust and GMF effective March 1, 2003 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (14) Expense Limitation Agreement between the Trust and VMF, amended effective March 1, 2001 to original Agreement dated May 31, 2000 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement between the Trust and GMF effective March 1, 2003 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (15) Expense Limitation Agreement between the Trust and Villanova Global Asset Management Trust, effective September 1, 2000 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement between the Trust and GGAMT effective March 1, 2003 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (16) Expense Limitation Agreement between the Trust and VMF dated March 1, 2001 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (17) Expense Limitation Agreement between the Trust and GMF, effective October 1, 2002 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (a) Amended Exhibit A to Expense Limitation Agreement between the Trust and GMF effective March 1, 2003 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (18) Expense Limitation Agreement between the Trust and GMF, effective October 1, 2002 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement between the Trust and GMF effective March 1, 2003 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

(i)  Not  Applicable.

(j)  Not  applicable.

(k)  Not  applicable.

(l) Purchase Agreement previously filed with Trust's Registration Statement on January 2, 1998 is hereby incorporated by reference.

(m)  (1)  Amended  Distribution  Plan  previously  filed  with  the  Trust's
     Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (2) Dealer Agreement previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

     (3) Rule 12b-1 Agreement previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

(n) Amended 18f-3 Plan previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

(o)  Not  applicable.

(p) (1) Code of Ethics for Gartmore Funds previously filed with the Trust's Registration Statement on May 12, 2000 is hereby incorporated by reference.

     (2) Code of Ethics for Gartmore Mutual Fund Capital Trust and Gartmore SA Capital Trust previously filed with the Trust's Registration Statement on May 12, 2000 is hereby incorporated by reference.

          (a) Code of Ethics, as amended November 29, 2001, for Gartmore Mutual Fund Capital Trust, Gartmore SA Capital Trust, NorthPointe
               Capital LLC, Gartmore Global Asset Management Trust, Gartmore Morley Capital Management, Inc. and Gartmore Trust Company previously filed with the Trust's Registration Statement on March 1, 2002 is hereby incorporated by reference.

     (3) Code of Ethics for Gartmore Distribution Services, Inc. previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (4) Code of Ethics for Gartmore Global Asset Management Trust dated August 8, 2000 and filed with the Trust's Registration Statement on December 29, 2000 is hereby incorporated by reference.

     (5) (a) Gartmore Global Partners Personal Dealing (Personal Securities Transactions) dated March 2000 previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

          (b) Gartmore Global Partners Personal Securities Trading Guidelines - Charlotte and New York dated March 2000 previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

          (c) Gartmore Global Partners Personal Securities Trading Guidelines - London and Tokyo dated March 2000 previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

     (6) (a) Goldman Sachs Asset Management, Goldman Sachs Funds Management, L.P. and Goldman Sachs Asset Management International Code of Ethics effective January 23, 1991 (as revised April 1, 2000) previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

          (b) Goldman Sachs Asset Management, Goldman Sachs Funds Management, L.P. and Goldman Sachs Asset Management International Supplemental Compliance and Review Procedures Under Code of Ethics dated April 1, 2000 previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

     (7) (a) INVESCO U.S. Institutional Group Legal/Compliance Manual Section II dated September 19, 2000 previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

          (b) INVESCO U.S. Institutional Group Legal/Compliance Manual Section III dated September 19, 2000 previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

     (8) Merrill Lynch Investment Managers (MLIM), Registered Investment Companies and their Investment Advisers and Principal Underwriter Code of Ethics dated Summer 2000 previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

     (9) Turner Investment Partners, Inc. Personal Trading Policy/Code of Ethics dated February 17, 2000 previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

     (10) SSI Management, Inc. Code of Ethics and Conduct & Policies and Procedures previously filed with the Trust's Registration Statement on June 23, 2003 is hereby incorporated by reference.

(q) (1) Power of Attorney for Charles E. Allen, Paula H.J. Cholmondeley, C. Brent Devore, Robert M. Duncan, Barbara Hennigar, Gerald J. Holland, Paul
     J. Hondros, Thomas J. Kerr, IV, Douglas Kridler, Mark L. Lipson, Arden L. Shisler, David C. Wetmore and dated March 13, 2003, previously filed with the Trust's Registration Statement on April 30, 2003 is hereby incorporated by reference.

     (2) Power of Attorney for Gerald J. Holland dated October 30, 2002 previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

ITEM  24.  PERSONS  CONTROLLED  BY  OR  UNDER  COMMON  CONTROL  WITH  REGISTRANT

No  person  is  presently controlled by or under common control with Registrant.

ITEM  25.  INDEMNIFICATION

Indemnification provisions for officers, directors and employees of Registrant are set forth in Article V, Section 5.2 of the Amended Declaration of Trust. In addition, Section 1743.13 of the Ohio Revised Code provides that no liability to third persons for any act, omission or obligation shall attach to the trustees, officers, employees or agents of a business trust organized under Ohio statutes. The trustees are also covered by an errors and omissions policy provided by the Trust covering actions taken by the trustees in their capacity as trustee. See
Item  23(a)(1)  above.

ITEM  26.  BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISER

(a) GMF, an investment adviser of the Trust, also serves as investment adviser to the Gartmore Variable Insurance Trust and Gartmore Mutual Funds II, Inc. The Directors of Gartmore Global Investments, Inc., GMF's managing unitholder and the officers of GMF are as follows:

Joseph  J.  Gasper,  Director  and  President  and  Chief  Operating  Officer
------------------------------------
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
Nationwide  Financial  Services,  Inc.

Director  and  Chairman  of  the  Board
------------------------------------
Nationwide  Investment  Services  Corp.

Director  and  Vice  Chairman
------------------------------------
Gartmore  Global  Investments,  Inc.
Nationwide  Global  Holdings,  Inc.

Director
------------------------------------
Leben  Direkt  Insurance  Company

Galen  R.  Barnes,  Director
------------------------------------
Gartmore  Global  Investments,  Inc.

Donna  A.  James,  Director  and  Executive  Vice  President
------------------------------------
Gartmore  Global  Investments,  Inc.

Executive  Vice  President  Chief  Administrative  Officer
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services  Inc.

Michael  C.  Keller,  Director
------------------------------------
Executive  Vice  President  -  Chief  Information  Officer
------------------------------------
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services,  Inc.

Director
------------------------------------
Gartmore  Global  Investments,  Inc.

W.  G.  Jurgensen,  Chief  Executive  Officer  and  Director
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services,  Inc.
Cal  Farm  Insurance  Company
Farmland  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Property  and  Casualty  Insurance  Company

Chairman  and  Chief  Executive  Officer  -  Nationwide
--------------------------------------
Nationwide  General  Insurance  Company
Nationwide  Indemnity  Company
Nationwide  Investment  Services  Corporation

Director
------------------------------------
Gartmore  Global  Investments,  Inc.

Chairman
------------------------------------
Nationwide  Securities,  Inc.

Paul  J.  Hondros,  Director,  President  and  Chief  Executive  Officer
------------------------------------
Gartmore  Investors  Services,  Inc.
NorthPointe  Capital,  LLC
Gartmore  Morley  Financial  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  Distribution  Services,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Chairman  and  Chief  Executive  Officer
------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

Robert  A.  Rosholt,  Executive  Vice  President  -  Chief  Financial  Officer
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
Nationwide  Financial  Services,  Inc.
Nationwide  Investment  Services  Corporation

Executive  Vice  President,  Chief  Financial  Officer  and  Director
------------------------------------
Nationwide  Global  Holdings,  Inc.
Nationwide  Securities,  Inc.

Executive  Vice  President  and  Director
------------------------------------
Gartmore  Global  Investments,  Inc.

Director
------------------------------------
NGH  Luxembourg,  S.A.

Young  D.  Chin,  Executive  Vice  President  -  Global  CIO  -  Equities
-------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Global  Asset  Management  Trust

Kevin  S.  Crossett,  Vice  President  -  Associate  General  Counsel
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company

Christopher  P.  Donigan,  Vice  President  -  Human  Resources
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust

Glenn  W.  Soden,  Associate  Vice  President  and  Secretary
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Investments,  Inc.

Carol  L.  Dove,  Assistant  Treasurer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust

Michael  D.  Maier,  Assistant  Treasurer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

John  F.  Delaloye,  Assistant  Secretary
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust

Gerald J. Holland, Senior Vice  President  -  Chief  Administrative  Officer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust

Treasurer  and  Chief  Financial  Officer
------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

Thomas  M.  Sipp,  Vice  President
------------------------------------
Gartmore  Global  Investments,  Inc.

Vice  President  and  Treasurer
------------------------------------
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Distribution  Services,  Inc.

Donald  J.  Pepin,  Senior  Vice  President  -  Sales
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Mary  Lou  Vitale,  Senior  Vice  President  -  Product  Development
------------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Michael  A.  Krulikowski,  Vice  President  -  Chief  Compliance  Officer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
NorthPointe  Capital  LLC

Daniel  J.  Murphy,  Assistant  Treasurer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
NorthPointe  Capital  LLC

Eric  E.  Miller,  Senior  Vice  President  -  Chief  Counsel
------------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
NorthPointe  Capital,  LLC
Gartmore  Morley  Financial  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Secretary
------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

Thomas  E.  Barnes,  Vice  President
--------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Richard  Fonash,  Vice  President
--------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Mary E. Kennedy, Executive Vice President, Chief Financial Officer - Gartmore Group
--------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.
NorthPointe  Capital
Gartmore  Morley  Financial  Services,  Inc.

Wilson  Santos,  Executive  Vice  President-  Distribution
--------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.
1200  River  Road
Conshohocken,  Pennsylvania  19428

NorthPointe  Capital,  LLC
Columbia  Center  One
10th  Floor,  Suite  1000
201  West  Big  Beaver  Road
Troy,  Michigan  48084

Gartmore  Morley  Financial  Services,  Inc.
5665  S.  W.  Meadows  Road,  Suite  400
Lake  Oswego,  Oregon  97035

(b) GMCM as investment adviser to the Gartmore Morley Capital Accumulation Fund and Gartmore Morley Enhanced Income Fund. GMCM is incorporated under the laws of the State of Oregon and is a wholly owned indirect subsidiary of Gartmore Global Investments, Inc. To the knowledge of the investment advisor, none of the directors or officers of GMCM, except as set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Gartmore Morley Financial
     Services, Inc. and Gartmore Global Investments, Inc. The directors except as noted below may be contacted c/o Morley Financial Services, Inc., 5665 SW Meadows Road, Suite 400 Lake Oswego, Oregon 97035.

     Jill R. Cuniff, Managing Director and Chief Investment Officer, and Director of GMCM. Ms Cuniff is also Managing Director, Chief Investment Officer and Director of Gartmore Morley Financial Services, Inc.

     Thomas M. Sipp, 1200 River Road, Conshohocken, Pennsylvania 19428. Vice President, Treasurer and Director of GMCM. Mr. Sipp is also Vice President for Gartmore Global Investments, Inc.

     Steve Ferber, Director and Senior Vice President Sales and Marketing for GMCM.

(c) GGAMT, an investment adviser of the Trust, also serves as an investment adviser to Gartmore Variable Insurance Trust. The Directors of Nationwide Corporation ("NC"), GGAMT's managing unit holder and the officers of GGAMT are as follows (see (a) above for additional information on their other employment):

                  Directors of NC

Lewis  J.  Alphin               Fred  C.  Finney
Galen  R.  Barnes               W.G.  Jurgensen
A.  I.  Bell                    David  O.  Miller
Timothy  J.  Corcoran           Lydia  M.  Marshall
Yvonne  M.  Curl                Ralph  M.  Paige
Kenneth  D.  Davis              James  F.  Patterson
Keith  E.  Eckel                Arden  L.  Shisler
Willard  J.  Engel              Robert  L.  Stewart


                                Officers of GGAMT

President  and  Chief  Executive  Officer             Paul  J.  Hondros
Vice  President  and  Treasurer                       Thomas  M.  Sipp
Associate  Vice  President  and  Secretary            Thomas  E.  Barnes
Senior  Vice  President,  Chief  Counsel              Eric  E.  Miller
Assistant  Secretary                                  John  F.  Delaloye
Assistant  Treasurer                                  Carol  L.  Dove
Assistant  Treasurer                                  Michael  D.  Maier
Executive  Vice  President,
  Global  CIO  - Equities                             Young D. Chin
Senior  Vice  President                               Gerald  J.  Holland
Senior  Vice  President                               Mary  Lou  Vitale
Vice  President                                       Christopher  P.  Donigan
Vice President and Chief Compliance Officer           Michael A. Krulikowski
Assistant  Treasurer                                  Daniel  J.  Murphy
Vice  President                                       Richard  F.  Fonash
Executive  Vice  President,
  Chief  Financial  Officer
  -  Gartmore  Group                                  Mary  E.  Kennedy
Senior  Vice  President  -  Distribution              Wilson  Santos


(d) Information for the Subadviser of the S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide Bond Index Fund and Nationwide International Index Fund.

     (1) Fund Asset Management, L.P. ("FAM") acts as subadviser to the Funds listed above and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of FAM, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by FAM (SEC file No. 801-12485).

(e)  Information  for  the  Subadviser  of the Nationwide Large Cap Growth Fund.

     (1) Goldman Sachs Asset Management ("Goldman") acts as a subadviser to the Large Cap Growth Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Goldman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by Goldman (SEC file No. 801-16048.)

(f)  Information  for  the  Subadviser  of  the  Nationwide  Small  Cap  Fund.

     (1) Invesco Management & Research, Inc. Invesco Management & Research, Inc. ("INVESCO") acts as a subadviser to the Small Cap Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of INVESCO, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by INVESCO (SEC file No. 801-01596.)

(g) Information for the Subadviser of the Gartmore Emerging Markets Fund, Gartmore International Growth Fund, Gartmore Worldwide Leaders Fund (formerly Gartmore Global Leaders Fund), Gartmore European Leaders Fund
     (formerly Gartmore European Growth Fund), Gartmore Small Companies Fund, Gartmore International Small Cap Growth Fund and Gartmore OTC Fund, Gartmore Asia Pacific Leaders Fund, Gartmore Global Financial Services Fund and Gartmore Global Utilities Fund.

     (1) Gartmore Global Partners ("Gartmore") acts as subadviser to the Gartmore Emerging Markets Fund, Gartmore International Growth Fund, Gartmore Worldwide Leaders Fund (formerly Gartmore Global Leaders
          Fund), Gartmore European Leaders Fund (formerly Gartmore European Growth Fund), Gartmore Small Companies Fund, Gartmore International Small Cap Growth Fund, Gartmore OTC Fund, Gartmore Asia Pacific Leaders Fund, Gartmore Global Financial Services Fund and Gartmore Global Utilities Fund, as well as adviser to certain other clients. The list required by this Item 26 of officers and directors of Gartmore, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Gartmore (SEC File No. 801-48811).

(h) Information for the Subadviser of the Gartmore Value Opportunities Fund, Gartmore Large Cap Value Fund and NorthPointe Small Cap Value Fund.

     (1) NorthPointe Capital, LLC ("NorthPointe") acts as subadviser to the Gartmore Value Opportunities Fund, Gartmore Large Cap Value Fund and NorthPointe Small Cap Value Fund and separate institutional investors. The list required by this Item 26 of officers and directors of NorthPointe, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by NorthPointe (SEC File No. 801-57064).

(i)  Information for the Subadviser of the Gartmore Long-Short Equity Plus Fund.

     (1)  SSI  Investment  Management,  Inc.  ("SSI")  acts as subadviser to the
          Gartmore Long-Short Equity Plus Fund and separate institutional investors. The list required by this Item 26 of officers and directors of SSI, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SSI (SEC File No. 801-10544).

ITEM  27.  PRINCIPAL  UNDERWRITERS

(a) Gartmore Distribution Services, Inc. ("GDSI"), the principal underwriter of the Registrant, also acts as principal underwriter for Gartmore Variable Insurance Trust and Gartmore Mutual Funds II, Inc.

(b) Herewith is the information required by the following table with respect to each director, officer or partner of GDSI:


NAME                           ADDRESS                TITLE WITH GDSI         TITLE WITH
                                                                              REGISTRANT
----------------------------------------------------------------------------------------
Paul J. Hondros . . . .        1200 River Road  President and Chief           Chairman
                         Conshohocken PA 19428  Executive Officer

Young D. Chin . . . . .        1200 River Road  Executive Vice President -    n/a
                         Conshohocken PA 19428  Global CIO - Equities

Gerald J. Holland . . .        1200 River Road  Senior Vice President and     Treasurer
                         Conshohocken PA 19428  Chief Administrative Officer

Donald J. Pepin, Jr.. .        1200 River Road  Senior Vice President -       n/a
                         Conshohocken PA 19428  Sales

Mary Lou Vitale . . . .        1200 River Road  Senior Vice President -       Assistant
                         Conshohocken PA 19428  Product Development           Treasurer

Eric E. Miller. . . . .        1200 River Road  Senior Vice President -       Secretary
                         Conshohocken PA 19428  Chief Counsel

Christopher P.  Donigan        1200 River Road  Vice President -              n/a
                         Conshohocken PA 19428  Human Resources

Thomas M. Sipp. . . . .        1200 River Road  Vice President                n/a
                         Conshohocken PA 19428  and  Treasurer

Glenn W. Soden. . . . .        1200 River Road  Associate Vice President      n/a
                         Conshohocken PA 19428  and Secretary

John F. Delaloye. . . .        1200 River Road  Assistant Secretary           n/a
                         Conshohocken PA 19428

Carol L. Dove . . . . .  One Nationwide Plaza   Assistant Treasurer           n/a
                         Columbus, OH 43215

Michael D. Maier. . . .  One Nationwide Plaza   Assistant Treasurer           n/a
                         Columbus, OH 43215

Daniel J. Murphy. . . .  One Nationwide Plaza   Assistant Treasurer           n/a
                         Columbus, OH 43215

Michael A. Krulikowski.        1200 River Road  Vice President and            Assistant
                         Conshohocken PA 19428  Chief Compliance Officer      Secretary

Steven P. Sorenson. . .        1200 River Road  Senior Vice President         n/a
                         Conshohocken PA 19428

Richard F. Fonash . . .        1200 River Road  Vice President                n/a
                         Conshohocken PA 19428

Anthony R. Costa. . . .        1200 River Road  Vice President                n/a
                         Conshohocken PA 19428

Thomas E. Barnes. . . .  One Nationwide Plaza   Vice President and            n/a
                         Columbus, OH 43215     Assistant Secretary

Mary E. Kennedy . . . .        1200 River Road  Executive Vice President      n/a
                         Conshohocken PA 19428  Chief Financial Officer
                                                Gartmore Group

Wilson Santos . . . . .        1200 River Road  Senior Vice President -       n/a
                         Conshohocken PA 19428  Distribution

(c)  Not  applicable.

ITEM  28.  LOCATION  OF  ACCOUNTS  AND  RECORDS

BISYS
3435  Stelzer  Road
Columbus,  OH  43219

ITEM  29.  MANAGEMENT  SERVICES

Not  applicable.

ITEM  30.  UNDERTAKINGS

The following undertakings relate solely to the Fund as an individual series of the Registrant. Any filing, notice or other action required by the following undertakings shall be limited in all respects to the Fund, and any action taken by the Registrant, on behalf of the Fund, shall be limited to the Fund and shall not require any action to be taken by any other series of the Registrant. Capitalized terms used in these undertakings and not otherwise defined, have the respective meanings assigned to them in the Prospectus, which is a part of this Registration Statement.

1. During the Guarantee Period, the Registrant hereby undertakes to mail notices to current shareholders promptly after the happening of significant events related to the Capital Protection Agreement. These significant events include: (i) the termination of the Capital Protection Agreement;
     (ii) a default under the Capital Protection Agreement that has a material adverse effect on a shareholder's right to receive his or her Guaranteed Amount on the Guarantee Maturity Date; (iii) the insolvency of the Capital Protection Provider or of AIG; or (iv) a reduction in the credit rating of the long-term debt of AIG issued by Standard & Poor's Rating Services or Moody's Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

2. If at any time during the Guarantee Period during which the Registrant is required to file an amendment to its registration statement under the Investment Company Act of 1940, as amended (the "1940 Act"), which amendment relates to the Fund, AIG ceases to file periodic reports pursuant to the Exchange Act, the Registrant hereby undertakes to update its registration statement on an annual basis under the 1940 Act to include updated audited financial statements with respect to AIG (or any substitute or successor for AIG under the guarantee relating to the Capital Protection Provider's payment obligations under the Capital Protection Agreement (the "Successor")) covering the periods that would otherwise have been required to be covered by Form 10-K under the Exchange Act. Further, the Registrant undertakes under such circumstances to include as an exhibit to its registration statement as it relates to the Fund, the consent of the independent auditors of AIG (or any Successor, as applicable) regarding such audited financial statements.

3. During the Guarantee Period, the Registrant hereby undertakes to include in the Registrant's annual and semiannual reports (with respect to the Fund) to shareholders, an offer to supply the most recent annual and/or quarterly report of AIG (or any Successor, as applicable), free of charge, upon a shareholder's request.

At such times as the Registrant is required to file an amendment to its Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act"), which amendment relates to the Fund, the Registrant hereby undertakes to update such Registration Statement to incorporate by reference the audited financial statements contained in the most recent annual report on Form 10-K of, or to include the most recent audited financial statements covering the periods that would otherwise have been required by such a Form 10-K of, (i) AIG,
(ii) any Successor, or (iii) any entity that is replaced or substituted for AIG or any Successor under a new guarantee of the Capital Protection Provider's payment obligations under the Capital Protection Agreement. Further, the Registrant undertakes to include as an exhibit to any amendment to its Registration Statement filed under the 1933 Act the consent of the applicable independent auditors regarding such audited financial statements.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Gartmore Mutual Funds has duly caused this Post-Effective Amendment No. 49 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this eighteenth day of July, 2003.

                                   GARTMORE  MUTUAL  FUNDS

                              By:  GERALD  J.  HOLLAND*
                                   Gerald  J.  Holland,  Treasurer

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 49 TO THE REGISTRATION STATEMENT OF GARTMORE MUTUAL FUNDS HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE EIGHTEENTH DAY OF JULY, 2003.

Signature  &  Title

Principal  Executive  Officer

PAUL  J.  HONDROS*
Paul  J.  Hondros,  Trustee  and  Chairman

Principal  Accounting  and  Financial  Officer

GERALD  J.  HOLLAND*
Gerald  J.  Holland,  Treasurer

CHARLES  E.  ALLEN*
Charles  E.  Allen,  Trustee

PAULA  H.J.  CHOLMONDELEY*
Paula  H.J.  Cholmondeley,  Trustee

C.  BRENT  DEVORE*
C.  Brent  Devore,  Trustee

ROBERT  M.  DUNCAN*
Robert  M.  Duncan,  Trustee

BARBARAL.HENNIGAR*
Barbara  L.  Hennigar,  Trustee

THOMAS  J.  KERR,  IV*
Thomas  J.  Kerr,  IV,  Trustee

DOUGLAS  F.  KRIDLER*
Douglas  F.  Kridler,  Trustee

MARK  L.  LIPSON*
Mark  L.  Lipson,  Trustee

ARDEN  L.  SHISLER*
Arden  L.  Shisler,  Trustee

DAVID  C.  WETMORE*
David  C.  Wetmore,  Trustee


*BY:     /s/  ELIZABETH  A.  DAVIN
              Elizabeth  A.  Davin,  Attorney-In  Fact